                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22127

                        RIVERSOURCE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 3/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                AT MARCH 31, 2008



RiverSource Partners VP - Fundamental Value Fund
(formerly RiverSource VP - Fundamental Value Fund)

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.0%)
ISSUER                                                 SHARES                VALUE(a)


AIR FREIGHT & LOGISTICS (0.6%)
Toll Holdings                                           126,243(c)         $1,162,094
United Parcel Service Cl B                               54,950             4,012,449
                                                                      ---------------
Total                                                                       5,174,543
-------------------------------------------------------------------------------------


AUTOMOBILES (0.8%)
Harley-Davidson                                         183,720             6,889,500
-------------------------------------------------------------------------------------

BEVERAGES (2.3%)
Diageo ADR                                              149,650(c)         12,169,538
Heineken Holding                                        143,566(c)          7,222,806
                                                                      ---------------
Total                                                                      19,392,344
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.5%)
Bank of New York Mellon                                 257,800            10,757,994
E*TRADE Financial                                        51,200(b)            197,632
Merrill Lynch & Co                                      109,900             4,477,326
Merrill Lynch Private Investment Public
 Equity                                                 219,800(b,d,e)      8,372,600
Morgan Stanley                                           77,350             3,534,895
State Street                                             23,580             1,862,820
                                                                      ---------------
Total                                                                      29,203,267
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.2%)
Toronto-Dominion Bank                                    60,850(c)          3,733,155
Wachovia                                                186,528             5,036,256
Wells Fargo & Co                                        624,010            18,158,691
                                                                      ---------------
Total                                                                      26,928,102
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.5%)
Cisco Systems                                           189,050(b)          4,554,215
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
Dell                                                    398,280(b)          7,933,738
Hewlett-Packard                                         140,170             6,400,162
                                                                      ---------------
Total                                                                      14,333,900
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (1.1%)
Martin Marietta Materials                                42,960             4,561,063
Vulcan Materials                                         69,430             4,610,152
                                                                      ---------------
Total                                                                       9,171,215
-------------------------------------------------------------------------------------


CONSUMER FINANCE (3.8%)
American Express                                        718,590            31,416,755
Discover Financial Services                              39,200               641,704
                                                                      ---------------
Total                                                                      32,058,459
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.8%)
Sealed Air                                              595,510            15,036,628
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.0%)
H&R Block                                               394,780             8,195,633
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.3%)
Citigroup                                               261,360             5,598,331
JPMorgan Chase & Co                                     758,300            32,568,985
Liberty Media -- Capital Series A                        25,250(b,f)          397,435
Moody's                                                 172,330             6,002,254
                                                                      ---------------
Total                                                                      44,567,005
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Agilent Technologies                                    254,290(b)          7,585,470
Tyco Electronics                                        151,952             5,214,993
                                                                      ---------------
Total                                                                      12,800,463
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.0%)
Transocean                                               61,875(b)          8,365,500
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (7.5%)
Costco Wholesale                                        629,010            40,866,779
CVS Caremark                                            334,555            13,552,823
Wal-Mart Stores                                         108,930             5,738,432
Whole Foods Market                                       56,300             1,856,211
                                                                      ---------------
Total                                                                      62,014,245
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Hershey                                                  39,060             1,471,390
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Covidien                                                149,692             6,623,871
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Cardinal Health                                         121,600             6,385,216
Express Scripts                                          92,900(b)          5,975,328
UnitedHealth Group                                      192,940             6,629,418
                                                                      ---------------
Total                                                                      18,989,962
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                           20,870(c)          1,411,168
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Procter & Gamble                                        146,670            10,277,167
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.8%)
General Electric                                        346,600            12,827,666
Siemens                                                  33,800(c)          3,694,355
Tyco Intl                                               153,172(c)          6,747,227
                                                                      ---------------
Total                                                                      23,269,248
-------------------------------------------------------------------------------------


INSURANCE (14.6%)
Ambac Financial Group                                   169,040               971,980
American Intl Group                                     606,920            26,249,290
Aon                                                     130,060             5,228,412
Berkshire Hathaway Cl B                                   7,924(b)         35,443,259
Loews                                                   446,070            17,940,935
Markel                                                    1,615(b)            710,552
MBIA                                                     67,000               818,740
Millea Holdings                                         185,600(c)          6,905,956
NIPPONKOA Insurance                                     390,200(c)          3,010,015
Principal Financial Group                                48,490             2,701,863
Progressive                                             774,110            12,439,948
Sun Life Financial                                       28,740(c)          1,339,284
Transatlantic Holdings                                  124,155             8,237,684
                                                                      ---------------
Total                                                                     121,997,918
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                               33,600(b)          2,395,680
Liberty Media -- Interactive Cl A                       122,650(b,f)        1,979,571
                                                                      ---------------
Total                                                                       4,375,251
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.7%)
eBay                                                     72,600(b)          2,166,384
Google Cl A                                               9,370(b)          4,127,204
                                                                      ---------------
Total                                                                       6,293,588
-------------------------------------------------------------------------------------


IT SERVICES (1.6%)
Iron Mountain                                           403,280(b)         10,662,723
Visa Cl A                                                41,930(b)          2,614,755
                                                                      ---------------
Total                                                                      13,277,478
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Fundamental Value Fund
(formerly RiverSource VP - Fundamental Value Fund)


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MARINE (0.9%)
China Shipping Development Series H                   1,202,000(c)         $3,836,847
Kuehne & Nagel Intl                                      38,297(c)          3,838,912
                                                                      ---------------
Total                                                                       7,675,759
-------------------------------------------------------------------------------------


MEDIA (6.3%)
Comcast Special Cl A                                  1,070,547(b)         20,308,276
Grupo Televisa ADR                                      382,100(c)          9,262,104
Lagardere                                                27,850(c)          2,086,954
Liberty Entertainment Series A                          103,100(b,f)        2,334,184
News Corp Cl A                                          710,800            13,327,499
Virgin Media                                            164,100(e)          2,308,887
WPP Group ADR                                            58,950(c)          3,515,778
                                                                      ---------------
Total                                                                      53,143,682
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
BHP Billiton                                             99,870(c)          2,940,893
Rio Tinto                                                35,590(c)          3,697,909
                                                                      ---------------
Total                                                                       6,638,802
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Sears Holdings                                           12,000(b)          1,225,080
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (15.7%)
Canadian Natural Resources                              166,210(c)         11,345,495
China Coal Energy Series H                            3,020,900(c)          5,342,659
ConocoPhillips                                          387,770            29,551,951
Devon Energy                                            279,090            29,117,460
EOG Resources                                           237,320            28,478,400
Occidental Petroleum                                    375,020            27,440,213
                                                                      ---------------
Total                                                                     131,276,178
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Sino-Forest Cl A                                        163,000(b,c)        2,540,920
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                            74,940             2,963,128
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Hang Lung Group                                         759,000(c)          3,627,859
-------------------------------------------------------------------------------------

ROAD & RAIL (-- %)
Asciano Group                                            92,700(c)            340,374
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Texas Instruments                                       192,900             5,453,283
-------------------------------------------------------------------------------------

SOFTWARE (2.2%)
Microsoft                                               660,370            18,741,301
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.6%)
Bed Bath & Beyond                                       198,780(b)          5,864,010
CarMax                                                  232,100(b)          4,507,382
Lowe's Companies                                        137,770             3,160,444
                                                                      ---------------
Total                                                                      13,531,836
-------------------------------------------------------------------------------------


TOBACCO (3.4%)
Altria Group                                            397,570             8,826,054
Philip Morris Intl                                      397,570(b)         20,109,091
                                                                      ---------------
Total                                                                      28,935,145
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (1.2%)
China Merchants Holdings Intl                         1,610,036(c)          7,719,554
COSCO Pacific                                         1,055,760(c)          2,077,583
                                                                      ---------------
Total                                                                       9,797,137
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.6%)
SK Telecom ADR                                           63,170(c)          1,365,104
Sprint Nextel                                           519,020             3,472,244
                                                                      ---------------
Total                                                                       4,837,348
-------------------------------------------------------------------------------------


TOTAL COMMON STOCKS
(Cost: $828,279,546)                                                     $797,399,892
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     45,880,135(g)        $45,880,135
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $45,880,135)                                                       $45,880,135
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $874,159,681)(h)                                                  $843,280,027
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 13.2% of net assets.


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $8,372,600 or 1.0% of net assets.


(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Merrill Lynch Private Investment
  Public Equity*                            12-24-07             $10,550,400
Virgin Media                         04-28-06 thru 03-26-08        3,665,041


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $874,160,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $62,790,000
Unrealized depreciation                                                      (93,670,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(30,880,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Fundamental Value Fund
(formerly RiverSource VP - Fundamental Value Fund)



FAIR VALUE MEASUREMENT



Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                     FAIR VALUE AT MARCH 31, 2008
                                                   ---------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $775,991,489      $67,288,538         $--        $843,280,027


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
3 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Select Value Fund
(formerly RiverSource VP - Select Value Fund)
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
AUTO COMPONENTS (0.4%)
BorgWarner                                              2,100                 $90,363
-------------------------------------------------------------------------------------


BEVERAGES (0.5%)
Molson Coors Brewing Cl B                               2,100                 110,397
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.4%)
Genzyme                                                 1,000(b)               74,540
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.4%)
Invesco                                                 7,700                 187,572
Northern Trust                                          4,800                 319,056
                                                                      ---------------
Total                                                                         506,628
-------------------------------------------------------------------------------------


CHEMICALS (4.2%)
Celanese Series A                                       9,400                 367,070
Intl Flavors & Fragrances                               6,500                 286,325
Rohm & Haas                                             1,800                  97,344
Terra Inds                                              4,200(b)              149,226
                                                                      ---------------
Total                                                                         899,965
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.8%)
Bank of Hawaii                                          1,900                  94,164
Comerica                                               10,000                 350,800
Susquehanna Bancshares                                  7,500                 152,775
                                                                      ---------------
Total                                                                         597,739
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.3%)
HNI                                                     3,800                 102,182
RR Donnelley & Sons                                    12,700                 384,937
                                                                      ---------------
Total                                                                         487,119
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.1%)
Ciena                                                   4,700(b)              144,901
Comtech Telecommunications                              2,300(b)               89,700
                                                                      ---------------
Total                                                                         234,601
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.0%)
SanDisk                                                 3,800(b)               85,766
Sun Microsystems                                        7,750(b)              120,358
                                                                      ---------------
Total                                                                         206,124
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (3.6%)
AptarGroup                                              9,900                 385,407
Sonoco Products                                        13,400                 383,642
                                                                      ---------------
Total                                                                         769,049
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.6%)
Sotheby's                                               4,100                 118,531
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
NTELOS Holdings                                        15,600                 377,520
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (5.5%)
American Electric Power                                 8,500                 353,855
Edison Intl                                             4,100                 200,982
Idacorp                                                 9,500                 305,045
Northeast Utilities                                     4,300                 105,522
Pinnacle West Capital                                   5,500                 192,940
                                                                      ---------------
Total                                                                       1,158,344
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.9%)
Cooper Inds Cl A                                        4,900                 196,735
GrafTech Intl                                          12,800(b)              207,488
                                                                      ---------------
Total                                                                         404,223
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Flextronics Intl                                       30,100(b,c)            282,639
Mettler Toledo Intl                                     1,700(b)              165,104
                                                                      ---------------
Total                                                                         447,743
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.7%)
FMC Technologies                                        2,600(b)              147,914
Noble                                                   4,100                 203,647
                                                                      ---------------
Total                                                                         351,561
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.6%)
BJ's Wholesale Club                                     9,800(b)              349,762
Ruddick                                                 5,300                 195,358
                                                                      ---------------
Total                                                                         545,120
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.9%)
JM Smucker                                              2,200                 111,342
Sara Lee                                               21,600                 301,968
                                                                      ---------------
Total                                                                         413,310
-------------------------------------------------------------------------------------


GAS UTILITIES (2.7%)
AGL Resources                                           5,000                 171,600
Energen                                                 1,700                 105,910
Questar                                                 5,100                 288,456
                                                                      ---------------
Total                                                                         565,966
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
Beckman Coulter                                         4,300                 277,565
DENTSPLY Intl                                           5,900                 227,740
                                                                      ---------------
Total                                                                         505,305
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.4%)
CIGNA                                                   2,000                  81,140
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.3%)
IMS Health                                             12,900                 271,029
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.5%)
Darden Restaurants                                     12,000                 390,600
Jack in the Box                                         5,200(b)              139,724
                                                                      ---------------
Total                                                                         530,324
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.0%)
Snap-On                                                 4,600                 233,910
Tupperware Brands                                       5,000                 193,400
                                                                      ---------------
Total                                                                         427,310
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
NRG Energy                                              4,400(b)              171,556
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.8%)
Walter Inds                                             2,675                 167,535
-------------------------------------------------------------------------------------


INSURANCE (9.2%)
Alleghany                                                 954(b)              325,689
Aon                                                     6,300                 253,260
Assurant                                                1,200                  73,032
Endurance Specialty Holdings                            2,600(c)               95,160
Genworth Financial Cl A                                 9,000                 203,760
Lincoln Natl                                            5,900                 306,800
Safeco                                                  8,700                 381,756
Unum Group                                             13,200                 290,532
Zenith Natl Insurance                                   1,500                  53,790
                                                                      ---------------
Total                                                                       1,983,779
-------------------------------------------------------------------------------------


IT SERVICES (2.7%)
CACI Intl Cl A                                          2,400(b)              109,320
Computer Sciences                                       6,600(b)              269,214
SAIC                                                   10,400(b)              193,336
                                                                      ---------------
Total                                                                         571,870
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.1%)
Invitrogen                                              2,700(b)              230,769
-------------------------------------------------------------------------------------


MACHINERY (4.4%)
CNH Global                                              5,300(c)              275,759
Eaton                                                   2,500                 199,175
Harsco                                                  6,300                 348,894
ITT                                                     2,200                 113,982
                                                                      ---------------
Total                                                                         937,810
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
Reliance Steel & Aluminum                               1,400                  83,804
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.9%)
Family Dollar Stores                                   10,200                 198,900
-------------------------------------------------------------------------------------


MULTI-UTILITIES (3.6%)
NSTAR                                                   8,600                 261,698
SCANA                                                   7,900                 288,982
Xcel Energy                                            10,400                 207,480
                                                                      ---------------
Total                                                                         758,160
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.6%)
Cimarex Energy                                            900                  49,266
Holly                                                   2,500                 108,525
Noble Energy                                            4,300                 313,040
St. Mary Land & Exploration                             1,800                  69,300
Williams Companies                                      7,100                 234,158
                                                                      ---------------
Total                                                                         774,289
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Select Value Fund
(formerly RiverSource VP - Select Value Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


REAL ESTATE INVESTMENT TRUSTS (REITS) (7.5%)
Annaly Capital Management                               9,700                $148,604
Apartment Investment & Management Cl A                  5,354                 191,727
DiamondRock Hospitality                                 5,150                  65,251
Duke Realty                                            16,500                 376,364
Health Care REIT                                        5,400                 243,702
Mid-America Apartment Communities                       3,200                 159,488
Realty Income                                           8,800                 225,456
Simon Property Group                                    2,300                 213,693
                                                                      ---------------
Total                                                                       1,624,285
-------------------------------------------------------------------------------------


ROAD & RAIL (2.0%)
Kansas City Southern                                    3,000(b)              120,330
Werner Enterprises                                     16,000                 296,960
                                                                      ---------------
Total                                                                         417,290
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Microchip Technology                                    5,700                 186,561
Semtech                                                 5,000(b)               71,650
                                                                      ---------------
Total                                                                         258,211
-------------------------------------------------------------------------------------


SOFTWARE (2.4%)
Cadence Design Systems                                 27,500(b)              293,700
Check Point Software Technologies                       9,300(b,c)            208,320
                                                                      ---------------
Total                                                                         502,020
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.0%)
Advance Auto Parts                                      6,400                 217,920
Gap                                                    10,900                 214,512
                                                                      ---------------
Total                                                                         432,432
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.2%)
VF                                                      3,800                 294,538
Warnaco Group                                           4,300(b)              169,592
                                                                      ---------------
Total                                                                         464,130
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (2.4%)
New York Community Bancorp                             14,500                 264,190
Washington Federal                                     10,300                 235,252
                                                                      ---------------
Total                                                                         499,442
-------------------------------------------------------------------------------------


TOBACCO (1.2%)
Loews-Carolina Group                                    3,500(d)              253,925
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
United Rentals                                         10,300(b)              194,052
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $22,411,698)                                                       $20,698,210
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                      487,080(e)             $487,080
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $487,080)                                                             $487,080
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $22,898,778)(f)                                                    $21,185,290
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 4.1% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $22,899,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $869,000
Unrealized depreciation                                                      (2,583,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,714,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
5 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Select Value Fund
(formerly RiverSource VP - Select Value Fund)

FAIR VALUE MEASUREMENT



Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                    FAIR VALUE AT MARCH 31, 2008
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                             $21,185,290          $--             $--        $21,185,290



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Small Cap Value Fund

(formerly RiverSource VP - Small Cap Value Fund)

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (84.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Cubic                                                    58,700            $1,668,841
Curtiss-Wright                                            4,500               186,660
Esterline Technologies                                   26,900(b)          1,354,953
                                                                      ---------------
Total                                                                       3,210,454
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
Atlas Air Worldwide Holdings                             13,300(b)            731,500
Pacer Intl                                               23,100               379,533
                                                                      ---------------
Total                                                                       1,111,033
-------------------------------------------------------------------------------------


AIRLINES (0.6%)
Air France-KLM ADR                                       56,650(c)          1,598,946
Alaska Air Group                                        189,100(b)          3,710,142
Republic Airways Holdings                                33,400(b)            723,444
SkyWest                                                  33,400               705,408
                                                                      ---------------
Total                                                                       6,737,940
-------------------------------------------------------------------------------------


AUTO COMPONENTS (3.0%)
Aftermarket Technology                                    8,300(b)            161,352
American Axle & Mfg Holdings                            395,800             8,113,900
ArvinMeritor                                            255,300             3,193,803
Cooper Tire & Rubber                                     93,300             1,396,701
Lear                                                    367,200(b)          9,514,152
Sauer-Danfoss                                           237,740             5,263,564
Superior Inds Intl                                      189,400(d)          3,930,050
Visteon                                                 174,000(b)            654,240
                                                                      ---------------
Total                                                                      32,227,762
-------------------------------------------------------------------------------------


AUTOMOBILES (0.3%)
Winnebago Inds                                          190,900(d)          3,226,210
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Central European Distribution                            13,300(b)            773,927
Coca-Cola Bottling Company Consolidated                  90,538             5,578,952
Natl Beverage                                           352,336             2,702,417
                                                                      ---------------
Total                                                                       9,055,296
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.2%)
Martek Biosciences                                       58,200(b)          1,779,174
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
NCI Building Systems                                      9,500(b)            229,900
Simpson Mfg                                              11,900               323,442
                                                                      ---------------
Total                                                                         553,342
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.1%)
Apollo Investment                                        33,600               531,888
FBR Capital Markets                                      93,340(b)            630,045
Knight Capital Group Cl A                                90,300(b)          1,466,472
MCG Capital                                             255,200             2,319,768
Oppenheimer Holdings Cl A                                80,892(c)          3,506,669
Prospect Capital                                         45,893               698,491
SWS Group                                               256,200             3,133,326
                                                                      ---------------
Total                                                                      12,286,659
-------------------------------------------------------------------------------------


CHEMICALS (1.8%)
Calgon Carbon                                            27,900(b,d)          419,895
CF Inds Holdings                                         28,200             2,922,084
Ferro                                                    69,700             1,035,742
HB Fuller                                                20,700               422,487
Innospec                                                 17,200(c)            364,640
Minerals Technologies                                    12,600               791,280
Olin                                                     57,100             1,128,296
PolyOne                                                 892,800(b)          5,687,136
Schulman A                                               84,200             1,728,626
Spartech                                                 40,900               345,605
Stepan                                                   56,566             2,162,518
Terra Inds                                               32,600(b)          1,158,278
WR Grace & Co                                            31,300(b)            714,266
                                                                      ---------------
Total                                                                      18,880,853
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.6%)
Amcore Financial                                         37,200               757,020
Banco Latinoamericano de Exportaciones Series
 E                                                      110,100(c)          1,695,540
Bank of Hawaii                                           92,400             4,579,344
Boston Private Financial Holdings                        40,900               433,131
Cathay General Bancorp                                   71,100(d)          1,473,903
Chemical Financial                                       30,100               717,584
Citizens Republic Bancorp                                48,560               603,601
City Holding                                              6,400               255,360
Cullen/Frost Bankers                                     60,610             3,214,754
First Community Bancorp                                  87,300             2,344,005
First Financial Bancorp                                  44,600               599,870
FirstMerit                                               87,000             1,797,420
Frontier Financial                                       99,300(d)          1,755,624
Great Southern Bancorp                                   23,700               369,957
Independent Bank                                         25,730               267,077
Natl Penn Bancshares                                    102,384             1,862,365
Old Natl Bancorp                                         59,900             1,078,200
Oriental Financial Group                                 58,800(c)          1,158,948
Pacific Capital Bancorp                                  62,300             1,339,450
Park Natl                                                 8,900               630,565
S&T Bancorp                                               6,700               215,539
Simmons First Natl Cl A                                  12,500               371,625
Sterling Financial                                       14,400               224,784
Susquehanna Bancshares                                   47,000               957,390
SVB Financial Group                                      43,300(b)          1,889,612
Taylor Capital Group                                     20,600               338,252
Trustmark                                                32,100               715,188
Umpqua Holdings                                          35,600               552,156
United Community Banks                                   61,700(d)          1,047,666
WesBanco                                                  8,000               197,680
Westamerica Bancorporation                               91,700             4,823,421
                                                                      ---------------
Total                                                                      38,267,031
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (5.2%)
Barrett Business Services                                59,780             1,024,031
Bowne & Co                                              267,040             4,072,360
Brink's                                                 112,690             7,570,515
CBIZ                                                     37,100(b)            301,252
CDI                                                     183,700             4,601,685
Comfort Systems USA                                      20,400               265,404
Consolidated Graphics                                    44,840(b)          2,513,282
Deluxe                                                   29,300               562,853
Ennis                                                   281,100             4,716,858
Heidrick & Struggles Intl                                 6,200               201,686
IKON Office Solutions                                   136,000             1,033,600
Knoll                                                   314,300             3,627,022
Korn/Ferry Intl                                         306,200(b)          5,174,780
Mac-Gray                                                423,520(b)          4,836,598
Pike Electric                                           168,290(b)          2,344,280
RSC Holdings                                            271,580(b,d)        2,960,222
School Specialty                                         24,300(b)            766,422
Spherion                                                162,200(b)            992,664
TrueBlue                                                210,254(b)          2,825,814
United Stationers                                        32,600(b)          1,555,020
Viad                                                     44,140             1,589,481
WCA Waste                                               444,478(b)          2,702,426
                                                                      ---------------
Total                                                                      56,238,255
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.1%)
3Com                                                  1,131,000(b)          2,589,990
ADTRAN                                                  211,650             3,915,525
Anaren                                                   60,200(b)            762,132
Bel Fuse Cl A                                            10,730               336,815
Bel Fuse Cl B                                           132,700             3,697,022
CommScope                                                 4,200(b)            146,286
Dycom Inds                                               71,500(b)            858,715
EMS Technologies                                         62,400(b)          1,693,536
Foundry Networks                                         24,400(b)            282,552
Ituran Location & Control                               167,774(c)          1,697,873
Oplink Communications                                    35,000(b)            310,450
Plantronics                                              34,800               671,988


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Small Cap Value Fund

(formerly RiverSource VP - Small Cap Value Fund)


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
Sycamore Networks                                       864,000(b)         $3,162,240
UTStarcom                                               885,300(b)          2,514,252
                                                                      ---------------
Total                                                                      22,639,376
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.8%)
Diebold                                                 173,800             6,526,190
Hutchinson Technology                                    47,920(b)            762,407
Immersion                                                55,400(b)            393,894
Intevac                                                 100,060(b)          1,295,777
                                                                      ---------------
Total                                                                       8,978,268
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
AECOM Technology                                         13,400(b)            348,534
EMCOR Group                                              96,000(b)          2,132,160
Insituform Technologies Cl A                            280,100(b)          3,873,783
Perini                                                   32,700(b)          1,184,721
                                                                      ---------------
Total                                                                       7,539,198
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
Advanta Cl B                                             38,100               267,843
AmeriCredit                                              76,080(b,d)          766,126
Cash America Intl                                       178,126             6,483,786
                                                                      ---------------
Total                                                                       7,517,755
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.1%)
AptarGroup                                              310,500            12,087,765
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.3%)
Audiovox Cl A                                           303,138(b)          3,237,514
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.2%)
Regis                                                    67,570             1,857,499
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.8%)
Asta Funding                                             74,610(d)          1,039,317
Compass Diversified Holdings                             55,300               727,195
Financial Federal                                        55,500             1,210,455
Interactive Brokers Group Cl A                           42,500(b)          1,090,975
Medallion Financial                                     377,618             3,413,667
PICO Holdings                                            43,870(b)          1,326,190
                                                                      ---------------
Total                                                                       8,807,799
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Alaska Communications Systems Group                      68,500               838,440
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.7%)
Allete                                                   25,370               979,789
Central Vermont Public Service                           16,600               396,740
Cleco                                                    16,300               361,534
El Paso Electric                                         91,700(b)          1,959,629
Idacorp                                                 225,300             7,234,382
Portland General Electric                               216,050             4,871,928
UIL Holdings                                             61,150             1,842,450
Unisource Energy                                         14,600               324,996
                                                                      ---------------
Total                                                                      17,971,448
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.8%)
Acuity Brands                                             6,000               257,700
Belden                                                  207,300             7,321,836
GrafTech Intl                                           136,500(b)          2,212,665
LSI Inds                                                221,700             2,928,657
Regal-Beloit                                            180,800             6,622,704
                                                                      ---------------
Total                                                                      19,343,562
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (5.4%)
Agilysys                                                165,130             1,915,508
Anixter Intl                                             23,700(b)          1,517,748
Brightpoint                                              59,400(b)            496,584
Celestica                                             1,671,000(b,c)       11,229,119
Checkpoint Systems                                       29,800(b)            800,130
Electro Scientific Inds                                  23,800(b)            392,224
Ingram Micro Cl A                                       141,090(b)          2,233,455
Insight Enterprises                                      19,400(b)            339,500
Littelfuse                                              211,000(b)          7,378,670
Mercury Computer Systems                                259,100(b)          1,456,142
Methode Electronics                                      12,600               147,294
Multi-Fineline Electronix                                11,000(b)            206,470
Optimal Group Cl A                                      327,000(b,c)        1,046,400
Park Electrochemical                                    128,750             3,328,188
Plexus                                                  348,400(b)          9,772,620
ScanSource                                               43,200(b)          1,563,408
Tech Data                                                53,348(b)          1,749,814
Technitrol                                              251,998             5,828,714
Vishay Intertechnology                                  777,900(b)          7,047,774
                                                                      ---------------
Total                                                                      58,449,762
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.3%)
Bristow Group                                             4,300(b)            230,781
Cal Dive Intl                                           109,520(b)          1,136,818
Complete Production Services                            107,740(b)          2,471,556
Gulf Island Fabrication                                 217,567             6,248,523
Oil States Intl                                          51,500(b)          2,307,715
Trico Marine Services                                    28,100(b)          1,095,057
                                                                      ---------------
Total                                                                      13,490,450
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.6%)
Casey's General Stores                                  598,380            13,523,388
Nash Finch                                                7,400               251,452
Performance Food Group                                   18,600(b)            607,848
Ruddick                                                 216,120             7,966,183
Village Super Market Cl A                               103,880             5,349,820
Winn-Dixie Stores                                        26,300(b)            472,348
                                                                      ---------------
Total                                                                      28,171,039
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.5%)
American Dairy                                          142,972(b,d)        1,315,342
Cal-Maine Foods                                          34,200(d)          1,141,596
Flowers Foods                                            74,900             1,853,775
Fresh Del Monte Produce                                  52,900(b,c)        1,925,560
HQ Sustainable Maritime Inds                            146,130(b)          1,709,721
Imperial Sugar                                           39,100(d)            735,862
Industrias Bachoco ADR                                  237,388(c)          6,862,887
J&J Snack Foods                                         132,830             3,648,840
Lancaster Colony                                         64,356             2,571,666
Maui Land & Pineapple                                    49,970(b)          1,593,543
Sanderson Farms                                           7,400               281,274
Zapata                                                  400,080(b)          2,784,557
                                                                      ---------------
Total                                                                      26,424,623
-------------------------------------------------------------------------------------


GAS UTILITIES (0.9%)
Laclede Group                                             6,300               224,469
New Jersey Resources                                     56,850             1,765,193
Northwest Natural Gas                                    65,500             2,845,320
Piedmont Natural Gas                                     36,100               947,986
South Jersey Inds                                        98,200             3,447,802
WGL Holdings                                             11,400               365,484
                                                                      ---------------
Total                                                                       9,596,254
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Analogic                                                 13,000               865,020
Conmed                                                   70,700(b)          1,812,748
Cooper Companies                                         74,200             2,554,706
Greatbatch                                              101,850(b)          1,875,059
Invacare                                                 53,300             1,187,524
Mentor                                                  126,600             3,256,152
Meridian Bioscience                                     137,500             4,596,625
STERIS                                                  187,480             5,030,088
                                                                      ---------------
Total                                                                      21,177,922
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.8%)
AMERIGROUP                                               53,400(b)          1,459,422
athenahealth                                              8,800(b)            208,296
Centene                                                  23,200(b)            323,408
HealthSpring                                             56,000(b)            788,480
Molina Healthcare                                        24,300(b)            593,406
Owens & Minor                                           121,700             4,787,678
Universal American Financial                             14,200(b)            150,520
                                                                      ---------------
Total                                                                       8,311,210
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.3%)
Benihana                                                 67,955(b)            759,737
Benihana Cl A                                           179,800(b)          2,026,346
Bob Evans Farms                                         152,500             4,207,475
Canterbury Park Holding                                  43,170               407,957
CBRL Group                                              126,910             4,539,570
Centerplate Unit                                        156,770(d,f)        1,544,185
Frisch's Restaurants                                    100,365             2,308,395
Jack in the Box                                          19,400(b)            521,278
Landry's Restaurants                                     16,000               260,480
Lodgian                                                 149,300(b)          1,664,695
Nathan's Famous                                          57,892(b)            810,488
Papa John's Intl                                        105,470(b)          2,553,429


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Small Cap Value Fund

(formerly RiverSource VP - Small Cap Value Fund)


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Ruth's Chris Steak House                                119,010(b)           $822,359
Speedway Motorsports                                     88,760             2,225,213
                                                                      ---------------
Total                                                                      24,651,607
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.6%)
American Greetings Cl A                                  76,200             1,413,510
Avatar Holdings                                           8,200(b,d)          357,438
Tempur-Pedic Intl                                       173,460             1,908,060
Tupperware Brands                                        65,450             2,531,606
                                                                      ---------------
Total                                                                       6,210,614
-------------------------------------------------------------------------------------


INSURANCE (4.9%)
American Equity Investment Life Holding                 460,500             4,273,440
American Natl Insurance                                  35,700             3,809,190
American Physicians Capital                              34,950             1,620,282
Amerisafe                                               101,100(b)          1,277,904
AmTrust Financial Services                              100,800             1,633,968
Aspen Insurance Holdings                                 51,400(c)          1,355,932
Assured Guaranty                                        159,300(c)          3,781,782
Delphi Financial Group Cl A                              21,000               613,830
Hilb Rogal & Hobbs                                      123,220             3,877,733
Infinity Property & Casualty                             12,000               499,200
IPC Holdings                                            242,800(c)          6,798,400
LandAmerica Financial Group                              12,770               504,032
Max Capital Group                                       174,100(c)          4,559,679
Odyssey Re Holdings                                      44,700             1,642,725
Phoenix Companies                                       153,400             1,873,014
Platinum Underwriters Holdings                          123,300(c)          4,002,318
Presidential Life                                        11,700               204,048
Quanta Capital Holdings                                 689,300(c)          1,192,489
RLI                                                      30,400             1,506,928
Safety Insurance Group                                   58,900             2,010,257
SeaBright Insurance Holdings                             20,800(b)            306,384
Stewart Information Services                            170,600             4,775,094
United America Indemnity Series A                        13,200(b,c)          254,232
                                                                      ---------------
Total                                                                      52,372,861
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                                76,300             1,023,946
Systemax                                                 72,400(d)            873,144
                                                                      ---------------
Total                                                                       1,897,090
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.2%)
AsiaInfo Holdings                                        56,500(b,c)          613,590
EarthLink                                                66,700(b)            503,585
InfoSpace                                                21,200               245,284
Vignette                                                 71,800(b)            948,478
                                                                      ---------------
Total                                                                       2,310,937
-------------------------------------------------------------------------------------


IT SERVICES (1.4%)
CACI Intl Cl A                                            5,200(b)            236,860
Cass Information Systems                                 81,959(d)          2,586,626
Computer Services                                        25,960               787,237
ExlService Holdings                                      11,200(b)            257,152
MAXIMUS                                                 209,700             7,698,087
MPS Group                                                70,100(b)            828,582
Sykes Enterprises                                        57,900(b)          1,018,461
Wright Express                                           46,700(b)          1,435,091
                                                                      ---------------
Total                                                                      14,848,096
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.8%)
Brunswick                                               279,000             4,455,630
Head                                                    139,000(b,c)          291,205
JAKKS Pacific                                            26,200(b)            722,334
MarineMax                                               221,400(b,d)        2,758,644
Polaris Inds                                             19,600(d)            803,796
                                                                      ---------------
Total                                                                       9,031,609
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Bio-Rad Laboratories Cl A                                 5,200(b)            462,540
Cambrex                                                 240,460             1,666,388
PharmaNet Development Group                              22,000(b)            555,060
                                                                      ---------------
Total                                                                       2,683,988
-------------------------------------------------------------------------------------


MACHINERY (4.4%)
Actuant Cl A                                             17,000               513,570
Albany Intl Cl A                                        128,780             4,654,109
Ampco-Pittsburgh                                         16,600               713,634
Chart Inds                                               53,700(b)          1,817,208
Columbus McKinnon                                        29,000(b)            898,420
Federal Signal                                           45,900               640,764
Flowserve                                                39,600             4,133,448
Harsco                                                   64,100             3,549,858
Kadant                                                   15,700(b)            461,266
Kaydon                                                  151,400             6,647,974
LB Foster Cl A                                           34,100(b)          1,468,346
Lincoln Electric Holdings                                87,300             5,629,977
Mueller Inds                                              6,700               193,295
NACCO Inds Cl A                                          19,960             1,615,562
Tecumseh Products Cl A                                   46,200(b)          1,417,416
Terex                                                   149,500(b)          9,343,750
Toro                                                     84,050             3,478,830
                                                                      ---------------
Total                                                                      47,177,427
-------------------------------------------------------------------------------------


MARINE (1.1%)
Diana Shipping                                           72,600(c)          1,910,832
Eagle Bulk Shipping                                     192,100             4,948,496
Genco Shipping & Trading                                 97,100             5,479,353
                                                                      ---------------
Total                                                                      12,338,681
-------------------------------------------------------------------------------------


MEDIA (1.3%)
Belo Cl A                                                78,700               831,859
Crown Media Holdings Cl A                                24,400(b,d)          126,148
Journal Communications Cl A                              25,100               185,238
LIN TV Cl A                                             117,500(b)          1,129,175
Meredith                                                 99,190             3,794,018
New York Times Cl A                                      78,940(d)          1,490,387
Scholastic                                               11,700(b)            354,159
Valassis Communications                                 579,600(b)          6,288,660
                                                                      ---------------
Total                                                                      14,199,644
-------------------------------------------------------------------------------------


METALS & MINING (0.9%)
Century Aluminum                                        107,500(b)          7,120,800
Esmark                                                   27,000(b)            305,100
Quanex                                                   17,500               905,450
Worthington Inds                                        109,000             1,838,830
                                                                      ---------------
Total                                                                      10,170,180
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.5%)
Big Lots                                                 26,400(b)            588,720
Dillard's Cl A                                          193,700(d)          3,333,577
Dollar Tree                                              96,100(b)          2,651,399
Family Dollar Stores                                    333,300             6,499,350
Fred's Cl A                                             338,960             3,474,340
                                                                      ---------------
Total                                                                      16,547,386
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.1%)
Avista                                                  375,200             7,338,912
CH Energy Group                                          28,700             1,116,430
PNM Resources                                           260,000             3,242,200
                                                                      ---------------
Total                                                                      11,697,542
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.2%)
Berry Petroleum Cl A                                    206,600             9,604,834
Bois d'Arc Energy                                        75,600(b)          1,624,644
Callon Petroleum                                         27,100(b)            490,239
Comstock Resources                                        9,700(b)            390,910
Eastern American Natural Gas                             95,750             2,685,788
Encore Acquisition                                      246,750(b)          9,939,090
Evolution Petroleum                                     510,613(b)          2,323,289
EXCO Resources                                          292,300(b)          5,407,550
Golar LNG                                                32,400(c)            591,948
Gulfport Energy                                          43,930(b)            465,658
HKN                                                     165,120(b)          1,444,800
Holly                                                    48,900             2,122,749
Knightsbridge Tankers                                     8,000(c)            213,440
Mariner Energy                                           76,300(b)          2,060,863
Parallel Petroleum                                      136,300(b)          2,667,391
Petrohawk Energy                                         44,300(b)            893,531


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Small Cap Value Fund

(formerly RiverSource VP - Small Cap Value Fund)


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Petroleum Development                                    52,440(b)         $3,632,519
Stone Energy                                            258,400(b)         13,516,904
Swift Energy                                             78,890(b)          3,549,261
USEC                                                  1,118,200(b,d)        4,137,340
                                                                      ---------------
Total                                                                      67,762,748
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.0%)
AbitibiBowater                                           24,800(c,d)          320,168
Buckeye Technologies                                     15,400(b)            171,864
Domtar                                                  655,400(b,c)        4,476,382
Glatfelter                                              311,300             4,703,743
Louisiana-Pacific                                       100,000               918,000
Mercer Intl                                              64,900(b)            452,353
                                                                      ---------------
Total                                                                      11,042,510
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Elizabeth Arden                                          28,700(b)            572,565
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.3%)
Pain Therapeutics                                       131,060(b)          1,107,457
Par Pharmaceutical Companies                             57,900(b)          1,006,881
Salix Pharmaceuticals                                    54,500(b)            342,260
ViroPharma                                               69,800(b)            624,012
                                                                      ---------------
Total                                                                       3,080,610
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.5%)
Ashford Hospitality Trust                               174,100               988,888
Associated Estates Realty                               235,700             2,696,408
Extra Space Storage                                     124,800             2,020,512
FelCor Lodging Trust                                     39,900               479,997
Franklin Street Properties                               42,600               610,032
Inland Real Estate                                       95,700             1,455,597
Investors Real Estate Trust                              52,600               514,428
Kite Realty Group Trust                                  11,500               161,000
Maguire Properties                                       81,800             1,170,558
MFA Mtge Investments                                    677,000             4,265,100
Nationwide Health Properties                             43,600             1,471,500
Natl Health Investors                                    28,400               887,500
Natl Retail Properties                                   55,000             1,212,750
Parkway Properties                                       84,000             3,104,640
Pennsylvania Real Estate Investment Trust                47,900             1,168,281
Post Properties                                          13,900               536,818
Ramco-Gershenson Properties Trust                        65,000             1,372,150
Strategic Hotels & Resorts                               64,800               850,824
Sunstone Hotel Investors                                106,600             1,706,666
                                                                      ---------------
Total                                                                      26,673,649
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
FirstService                                            115,130(b,c)        2,494,867
Gyrodyne Company of America                              22,507               903,093
MI Developments Cl A                                    113,000(c)          3,245,360
                                                                      ---------------
Total                                                                       6,643,320
-------------------------------------------------------------------------------------


ROAD & RAIL (0.4%)
Amerco                                                   78,730(b,d)        4,494,696
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
AuthenTec                                                20,200(b)            200,788
Axcelis Technologies                                    625,000(b)          3,500,000
Brooks Automation                                       569,600(b)          5,536,512
Cabot Microelectronics                                   13,300(b)            427,595
Cohu                                                    145,112             2,358,070
Cymer                                                    12,900(b)            335,916
Integrated Silicon Solution                             109,204(b)            660,684
OmniVision Technologies                                 111,000(b,d)        1,867,020
Pericom Semiconductor                                   106,500(b)          1,563,420
Semiconductor Mfg Intl ADR                            1,436,506(b,c)        5,042,136
Spansion Cl A                                           605,500(b)          1,665,125
Zoran                                                    24,300(b)            331,938
                                                                      ---------------
Total                                                                      23,489,204
-------------------------------------------------------------------------------------


SOFTWARE (1.1%)
Blackbaud                                               117,850             2,861,398
JDA Software Group                                       86,800(b)          1,584,100
Manhattan Associates                                     44,300(b)          1,015,799
Mentor Graphics                                         635,500(b)          5,611,465
Sybase                                                   35,400(b)            931,020
                                                                      ---------------
Total                                                                      12,003,782
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.0%)
Aaron Rents                                             232,800             5,014,512
Asbury Automotive Group                                 288,740             3,973,062
Barnes & Noble                                          142,290             4,361,189
Dress Barn                                              154,710(b)          2,001,947
Jo-Ann Stores                                            27,900(b)            410,967
Jos A Bank Clothiers                                     73,710(b,d)        1,511,055
Men's Wearhouse                                         276,050             6,423,683
Rent-A-Center                                           193,310(b)          3,547,239
Stage Stores                                            233,970             3,790,314
TravelCenters of America LLC                            243,960(b)          1,488,156
                                                                      ---------------
Total                                                                      32,522,124
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Cherokee                                                 30,927             1,041,312
Fossil                                                   36,400(b)          1,111,656
Hampshire Group                                         119,060(b)          1,131,070
Lazare Kaplan Intl                                      120,670(b)          1,013,628
Movado Group                                            207,300             4,040,277
Perry Ellis Intl                                         27,700(b)            604,691
UniFirst                                                 75,420             2,797,328
Warnaco Group                                            27,100(b)          1,068,824
Wolverine World Wide                                    313,800             9,103,338
                                                                      ---------------
Total                                                                      21,912,124
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.5%)
Bank Mutual                                              21,800               234,132
Corus Bankshares                                         46,100(d)            448,553
Federal Agricultural Mtge Cl C                           35,500               926,550
First Niagara Financial Group                           170,200             2,313,018
FirstFed Financial                                        9,600(b,d)          260,640
Imperial Capital Bancorp                                 15,300               330,786
WSFS Financial                                           16,900               832,832
                                                                      ---------------
Total                                                                       5,346,511
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Universal                                                19,300             1,264,729
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                          55,800             1,667,862
Electro Rent                                             93,130             1,410,920
Houston Wire & Cable                                    239,570(d)          3,837,911
Rush Enterprises Cl A                                    32,900(b)            521,136
                                                                      ---------------
Total                                                                       7,437,829
-------------------------------------------------------------------------------------


WATER UTILITIES (0.3%)
SJW                                                     104,020(d)          2,973,932
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.1%)
iPCS                                                     17,300               403,955
USA Mobility                                             24,700(b)            176,358
                                                                      ---------------
Total                                                                         580,313
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,009,301,316)                                                   $913,952,201
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)


CAPITAL MARKETS
MCG Capital
 Rights                                                  36,457(b)            $39,009
-------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                   $39,009
-------------------------------------------------------------------------------------



MONEY MARKET FUND (19.0%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                    204,525,129(g)       $204,525,129
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $204,525,129)                                                     $204,525,129
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,213,826,445)(h)                                              $1,118,516,339
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Partners VP - Small Cap Value Fund

(formerly RiverSource VP - Small Cap Value Fund)


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 6.7% of net assets.

(d)  At March 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.7% of net assets. The Fund's cash equivalent position is 15.3% of net assets.

(f)  An Income Deposit Security (IDS) also known as an enhanced income security
     (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $1,213,826,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $57,928,000
Unrealized depreciation                                                     (153,238,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(95,310,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENT



Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                    FAIR VALUE AT MARCH 31, 2008
                                                 -----------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                         $1,111,653,452      $6,862,887         $--        $1,118,516,339


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
11 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (61.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
Boeing                                                  99,617             $7,408,517
DRS Technologies                                        16,454                958,939
General Dynamics                                        32,187              2,683,430
Goodrich                                               100,223              5,763,825
Honeywell Intl                                         157,317              8,875,826
L-3 Communications Holdings                             37,924              4,146,610
Lockheed Martin                                         74,281              7,376,103
Northrop Grumman                                        12,367                962,276
Spirit Aerosystems Holdings Cl A                        36,828(b)             816,845
United Technologies                                     69,354              4,772,942
                                                                      ---------------
Total                                                                      43,765,313
-------------------------------------------------------------------------------------


AIRLINES (--%)
UAL                                                     16,426                353,652
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Fiat                                                    44,392(c)           1,028,578
Ford Motor                                             160,021(b)             915,320
                                                                      ---------------
Total                                                                       1,943,898
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Coca-Cola                                              104,355              6,352,089
Molson Coors Brewing Cl B                               75,024              3,944,012
PepsiCo                                                 34,135              2,464,547
                                                                      ---------------
Total                                                                      12,760,648
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
Amgen                                                   52,913(b)           2,210,705
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                  125,848              2,495,566
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.6%)
Apollo Mgmt LP                                         159,500(b,d,s)       2,193,125
Bank of New York Mellon                                125,062              5,218,837
Blackstone Group LP                                     84,596              1,343,384
Franklin Resources                                      15,092              1,463,773
Goldman Sachs Group                                     26,508              4,384,158
KKR Private Equity Investors LP Unit                    86,597              1,068,834
Lehman Brothers Holdings                               102,701              3,865,666
Merrill Lynch & Co                                     191,136              7,786,881
Morgan Stanley                                         176,363              8,059,790
Oaktree Capital Group LLC Cl A Unit                     58,000(d,s)         1,566,000
Och-Ziff Capital Management Group LLC Cl A              42,560                893,760
State Street                                            23,284              1,839,436
                                                                      ---------------
Total                                                                      39,683,644
-------------------------------------------------------------------------------------


CHEMICALS (1.0%)
Ashland                                                 18,426                871,550
Dow Chemical                                           206,316              7,602,744
Eastman Chemical                                        23,173              1,447,154
EI du Pont de Nemours & Co                              96,522              4,513,369
                                                                      ---------------
Total                                                                      14,434,817
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.2%)
PNC Financial Services Group                            60,396              3,960,166
US Bancorp                                              90,863              2,940,327
Wachovia                                               209,926              5,668,001
Wells Fargo & Co                                       177,170              5,155,647
                                                                      ---------------
Total                                                                      17,724,141
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems                                          234,499(b)           5,649,081
Motorola                                               349,429              3,249,690
Nokia ADR                                              144,781(c)           4,608,379
QUALCOMM                                               128,836              5,282,276
Telefonaktiebolaget LM Ericsson ADR                     78,729(c)           1,547,025
                                                                      ---------------
Total                                                                      20,336,451
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.4%)
Apple                                                    4,033(b)             578,736
Dell                                                    52,156(b)           1,038,948
Hewlett-Packard                                        182,486              8,332,311
IBM                                                     90,245             10,390,808
SanDisk                                                 24,680(b)             557,028
                                                                      ---------------
Total                                                                      20,897,831
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                   16,712              2,359,066
KBR                                                     70,599(u)           1,957,710
                                                                      ---------------
Total                                                                       4,316,776
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.8%)
American Express                                       122,996              5,377,385
Capital One Financial                                  137,690              6,777,102
                                                                      ---------------
Total                                                                      12,154,487
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Temple-Inland                                           21,211                269,804
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.5%)
Bank of America                                        899,107             34,085,146
Citigroup                                              733,374(u)          15,708,871
JPMorgan Chase & Co                                    445,134             19,118,505
                                                                      ---------------
Total                                                                      68,912,522
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
AT&T                                                   792,874(u)          30,367,073
Citizens Communications                                109,907              1,152,924
Deutsche Telekom                                       136,975(c)           2,286,471
Global Crossing                                         50,568(b,c)           766,611
Verizon Communications                                 570,079             20,779,380
Windstream                                             106,969              1,278,280
                                                                      ---------------
Total                                                                      56,630,739
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.8%)
Entergy                                                 66,881              7,295,379
Exelon                                                  93,412              7,591,593
FPL Group                                               30,391              1,906,731
Pinnacle West Capital                                   25,565                896,820
PPL                                                     41,296              1,896,312
Southern                                               224,847              8,006,803
                                                                      ---------------
Total                                                                      27,593,638
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                        92,210              4,745,127
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Amphenol Cl A                                           26,035                969,804
Tyco Electronics                                        48,447              1,662,701
                                                                      ---------------
Total                                                                       2,632,505
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.9%)
Baker Hughes                                            13,835                947,698
Halliburton                                             71,316              2,804,858
Natl Oilwell Varco                                      40,453(b)           2,361,646
Pride Intl                                              47,227(b)           1,650,584
Transocean                                              25,168(b)           3,402,713
Weatherford Intl                                        30,533(b)           2,212,727
                                                                      ---------------
Total                                                                      13,380,226
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.8%)
CVS Caremark                                            59,220              2,399,002
Safeway                                                 50,443              1,480,502
Walgreen                                                30,933              1,178,238
Wal-Mart Stores                                        119,936              6,318,229
                                                                      ---------------
Total                                                                      11,375,971
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.6%)
General Mills                                           33,042              1,978,555
Kellogg                                                 56,318              2,960,074
Kraft Foods Cl A                                       135,538              4,203,033
                                                                      ---------------
Total                                                                       9,141,662
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
ONEOK                                                   58,789              2,623,753
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Boston Scientific                                      415,091(b)           5,342,221
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.8%)
Aetna                                                   82,265              3,462,534
Cardinal Health                                         44,302              2,326,298
CIGNA                                                   66,466              2,696,526
McKesson                                                26,082              1,365,914
UnitedHealth Group                                      44,803              1,539,431
                                                                      ---------------
Total                                                                      11,390,703
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.5%)
Darden Restaurants                                      30,218                983,596
Intl Game Technology                                    41,951              1,686,850
Marriott Intl Cl A                                      59,099              2,030,642
McDonald's                                              45,449              2,534,690
Pinnacle Entertainment                                  53,631(b)             686,477
                                                                      ---------------
Total                                                                       7,922,255
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.2%)
Centex                                                 153,018              3,704,566
DR Horton                                              259,999              4,094,984
Harman Intl Inds                                        54,276              2,363,177


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Hovnanian Enterprises Cl A                             191,125(b,h)        $2,025,925
KB Home                                                158,046(h)           3,908,478
Lennar Cl A                                             74,383              1,399,144
Standard-Pacific                                       165,579(h)             804,714
                                                                      ---------------
Total                                                                      18,300,988
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                                       67,474              5,256,899
Procter & Gamble                                        98,533              6,904,208
                                                                      ---------------
Total                                                                      12,161,107
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                      22,279              1,763,383
General Electric                                       595,498             22,039,381
Tyco Intl                                               64,336(c)           2,834,001
                                                                      ---------------
Total                                                                      26,636,765
-------------------------------------------------------------------------------------


INSURANCE (4.4%)
ACE                                                    178,107(c)           9,806,570
AFLAC                                                  135,410              8,794,880
American Intl Group                                    396,678             17,156,323
Arch Capital Group                                      22,189(b,c)         1,523,719
Assured Guaranty                                        42,453(c)           1,007,834
Chubb                                                   72,794              3,601,847
Endurance Specialty Holdings                            37,141(c)           1,359,361
Hartford Financial Services Group                      119,898              9,084,671
MetLife                                                 59,587              3,590,713
Prudential Financial                                   120,769              9,450,174
Validus Holdings                                        20,773(c)             486,711
XL Capital Cl A                                         28,145(c)             831,685
                                                                      ---------------
Total                                                                      66,694,488
-------------------------------------------------------------------------------------


IT SERVICES (0.5%)
Affiliated Computer Services Cl A                       47,936(b)           2,402,073
Automatic Data Processing                               63,257(u)           2,681,465
Electronic Data Systems                                 65,913              1,097,451
HCL Technologies                                        82,777(c)             526,171
Visa Cl A                                               21,925(b)           1,367,243
                                                                      ---------------
Total                                                                       8,074,403
-------------------------------------------------------------------------------------


MACHINERY (1.3%)
Caterpillar                                             46,214              3,618,094
Deere & Co                                              83,317              6,702,020
Flowserve                                               38,861              4,056,311
Ingersoll-Rand Cl A                                     22,716(c)           1,012,679
Parker Hannifin                                         70,662              4,894,757
                                                                      ---------------
Total                                                                      20,283,861
-------------------------------------------------------------------------------------


MEDIA (3.1%)
Comcast Cl A                                           175,119              3,386,801
Comcast Special Cl A                                   113,541(b)           2,153,873
DISH Network Cl A                                       28,453(b)             817,455
News Corp Cl A                                         500,824              9,390,449
Sirius Satellite Radio                                 315,186(b)             901,432
Time Warner                                            629,175              8,821,034
Viacom Cl B                                             92,903(b)           3,680,817
Virgin Media                                           447,840(s)           6,301,109
Vivendi                                                142,725(c)           5,582,671
Walt Disney                                            194,843              6,114,173
                                                                      ---------------
Total                                                                      47,149,814
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
Alcoa                                                  111,435              4,018,346
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
JC Penney                                              128,986              4,864,062
Kohl's                                                  35,011(b)           1,501,622
Target                                                  48,396              2,452,709
                                                                      ---------------
Total                                                                       8,818,393
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Dominion Resources                                     102,028              4,166,824
Xcel Energy                                            155,775(u)           3,107,711
                                                                      ---------------
Total                                                                       7,274,535
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (8.8%)
Anadarko Petroleum                                      23,344              1,471,372
BP ADR                                                  89,784(c)           5,445,400
Chesapeake Energy                                       35,370              1,632,326
Chevron                                                341,595             29,158,549
ConocoPhillips                                         245,343(u)          18,697,590
Devon Energy                                            57,739              6,023,910
Exxon Mobil                                            656,815             55,553,412
Marathon Oil                                            52,644              2,400,566
Royal Dutch Shell ADR                                   30,197(c)           2,082,989
Total                                                  115,569(c)           8,561,537
Valero Energy                                           28,632              1,406,118
XTO Energy                                              25,364              1,569,017
                                                                      ---------------
Total                                                                     134,002,786
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Crown Paper Escrow                                   1,000,000(b)                   1
Intl Paper                                             111,743              3,039,409
Weyerhaeuser                                            44,292              2,880,752
                                                                      ---------------
Total                                                                       5,920,162
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Avon Products                                          102,987              4,072,106
Herbalife                                               37,424(c)           1,777,640
                                                                      ---------------
Total                                                                       5,849,746
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.8%)
Bristol-Myers Squibb                                   418,486              8,913,752
Eli Lilly & Co                                          22,203              1,145,453
Johnson & Johnson                                       80,481              5,220,802
Merck & Co                                             221,337              8,399,739
Pfizer                                               1,279,212(u)          26,773,907
Schering-Plough                                        163,049              2,349,536
Wyeth                                                  120,483              5,031,370
                                                                      ---------------
Total                                                                      57,834,559
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Annaly Capital Management                               51,971                796,196
Apartment Investment & Management Cl A                  48,888              1,750,679
                                                                      ---------------
Total                                                                       2,546,875
-------------------------------------------------------------------------------------


ROAD & RAIL (--%)
Hertz Global Holdings                                   16,266(b)             196,168
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Analog Devices                                          33,058                975,872
Atmel                                                  416,335(b)           1,448,846
Cypress Semiconductor                                   70,175(b)           1,656,832
Infineon Technologies                                  100,580(b,c)           707,512
Intel                                                  288,985              6,120,702
LSI                                                    249,553(b)           1,235,287
Micron Technology                                      366,999(b)           2,190,984
ON Semiconductor                                        91,596(b)             520,265
Spansion Cl A                                          430,134(b)           1,182,869
Texas Instruments                                       52,575              1,486,295
                                                                      ---------------
Total                                                                      17,525,464
-------------------------------------------------------------------------------------


SOFTWARE (0.8%)
ACI Worldwide                                           19,817(b)             394,755
BEA Systems                                            107,201(b)           2,052,899
Microsoft                                              264,457              7,505,290
Oracle                                                 114,695(b)           2,243,434
Quest Software                                          40,657(b)             531,387
                                                                      ---------------
Total                                                                      12,727,765
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.8%)
Gap                                                     67,853              1,335,347
Home Depot                                              89,322              2,498,336
Limited Brands                                          47,035(u)             804,299
Lowe's Companies                                       196,562              4,509,132
Penske Automotive Group                                 29,073                565,761
TJX Companies                                           75,727              2,504,292
                                                                      ---------------
Total                                                                      12,217,167
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial                                  917,812(h)           5,047,966
Fannie Mae                                             180,641              4,754,471
Freddie Mac                                            381,499              9,659,554
New York Community Bancorp                              58,453              1,065,014
                                                                      ---------------
Total                                                                      20,527,005
-------------------------------------------------------------------------------------


TOBACCO (1.2%)
Altria Group                                           227,121              5,042,086
Philip Morris Intl                                     227,121(b)          11,487,781
UST                                                     20,068              1,094,107
                                                                      ---------------
Total                                                                      17,623,974
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Sprint Nextel                                          381,177              2,550,074
Vodafone Group ADR                                     153,023(c)           4,515,709
                                                                      ---------------
Total                                                                       7,065,783
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $898,013,216)                                                     $928,489,209
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
MEDIA NON CABLE
ION Media Networks
 Series B                                                   --(b)                 $11
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $49)                                                                       $11
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
13 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

BONDS (41.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%            $245,000(d)         $249,993
 06-15-35                               6.63              384,000             397,393
Petroleos de Venezuela
 04-12-17                               5.25              663,000             434,928
                                                                      ---------------
Total                                                                       1,082,314
-------------------------------------------------------------------------------------


FOREIGN LOCAL GOVERNMENT (--%)(C)
Russian Federation
 03-31-30                               7.50              209,880(d)          241,761
-------------------------------------------------------------------------------------


SOVEREIGN (0.3%)(C)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              321,000(d)          316,185
Republic of Argentina
 09-12-13                               7.00              585,000             482,624
 12-15-35                               0.00              631,000(t)           75,720
Republic of Colombia
 01-27-17                               7.38              305,000             336,720
 09-18-37                               7.38              245,000             262,763
Republic of El Salvador
 Sr Unsecured
 06-15-35                               7.65              119,000(d)          126,140
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25        3,307,000,000             315,967
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              143,000(d)          151,044
 10-12-35                               8.50              235,000(d)          264,375
Republic of Philippines
 01-14-31                               7.75              329,000             367,230
Republic of Turkey
 09-26-16                               7.00              100,000             101,500
 04-03-18                               6.75              309,000             305,910
 03-17-36                               6.88              527,000             467,448
Republic of Uruguay
 05-17-17                               9.25              146,000             172,645
Republic of Venezuela
 02-26-16                               5.75              154,000             120,890
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              154,000             142,835
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              143,000             144,788
                                                                      ---------------
Total                                                                       4,154,784
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (4.6%)
Federal Farm Credit Bank
 10-17-12                               4.50            4,040,000           4,262,232
Federal Home Loan Mtge Corp
 04-18-16                               5.25            4,000,000           4,345,672
 04-16-37                               6.00           10,455,000          10,948,863
Federal Natl Mtge Assn
 05-18-12                               4.88            9,510,000          10,173,418
 01-15-30                               7.13            1,845,000           2,395,068
 07-15-37                               5.63            1,275,000           1,410,290
U.S. Treasury
 02-28-10                               2.00            1,330,000           1,339,247
 02-28-13                               2.75            1,980,000           2,007,225
 02-15-18                               3.50            1,345,000           1,352,776
 05-15-37                               5.00            2,390,000           2,673,626
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           11,753,135(o)       12,732,121
 01-15-15                               1.63           14,368,510(o)       15,243,203
                                                                      ---------------
Total                                                                      68,883,741
-------------------------------------------------------------------------------------


ASSET-BACKED (1.1%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               2.93            2,325,000(d,k)      2,297,066
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            1,025,000(d)        1,010,058
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75              550,000             552,156
College Loan Trust Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                               8.73            3,925,000(n)          126,336
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,365,000           1,213,716
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                               5.69            1,150,000           1,041,778
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               2.86              498,276(k)          445,112
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               2.76            2,000,000(k)        1,761,250
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              749,999(d,j)        715,215
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            2,375,000(d,j)      2,131,776
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                               2.85              200,000(d,j)        200,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               6.00            2,325,000(n)          392,667
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            3,400,000(n)          818,346
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               1.50            1,450,000(n)          399,040
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            1,140,772           1,122,759
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31              340,000              52,156
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              225,000              35,413
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01              325,000              52,687
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                               2.74            1,130,370(k)        1,116,241
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45            1,050,000(d)        1,036,634
                                                                      ---------------
Total                                                                      16,520,406
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (6.0%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                               5.14            1,250,000           1,229,822
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45            2,875,000           2,692,126
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,849,126           1,770,963
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            1,525,000           1,485,686
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68            3,025,000           3,040,297
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                               4.15              316,971(d)          314,970
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              650,000             637,317
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.89            2,600,000           2,556,303
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23              775,000             746,911
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03            2,068,412           2,096,339
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               3.40              600,000(d,k)        557,892


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               6.01%          $2,850,000          $2,848,507
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                               3.40            2,475,000(d,k)      2,351,250
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                               5.66            1,350,000           1,356,382
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72            1,300,000           1,290,618
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18            1,950,000           1,984,943
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              850,000             832,553
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                               4.72              273,680             278,628
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77            1,076,480(d)        1,072,044
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              600,000(d)          604,223
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                               4.86            2,775,000           2,652,900
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              775,000             762,161
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                               4.96            1,500,000           1,480,120
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.93            1,700,000(d,k)      1,361,210
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99            1,050,000             590,993
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            1,354,461           1,318,859
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              525,539             508,896
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            1,675,000           1,649,805
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            1,000,000             985,552
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            2,153,590           2,097,182
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            2,250,000           1,940,238
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.34            2,900,000           2,673,702
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            1,150,000           1,137,196
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            1,800,000           1,734,272
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            1,150,000           1,139,418
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               6.11            2,450,000           2,174,452
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.40              925,000(d)          587,874
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                               5.42            3,650,000           3,504,650
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
 09-15-31                               4.85            1,000,000             985,142
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            1,250,000           1,178,125
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93            1,975,000           1,869,239
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            1,075,000           1,077,638
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            1,100,000           1,060,294
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            1,250,000           1,203,116
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            1,450,000           1,431,051
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              599,644             593,627
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            1,250,000           1,185,450
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97              850,000             842,447
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               6.08            1,250,000           1,258,150
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.10            1,950,000           1,999,325
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08            3,700,000(d)        3,668,604
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94            1,900,000           1,863,465
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            1,250,000           1,208,986
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56            5,675,000           5,445,537
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              650,000             618,624
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            1,250,000           1,187,229
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            2,050,000           1,987,460
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            1,050,000           1,017,510
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
 04-15-47                               5.51              575,000             554,936
                                                                      ---------------
Total                                                                      90,283,209
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (18.8%)(F,G)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                               5.69            1,904,718(l)        1,541,460
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                               5.92            2,105,971(l)        1,870,671
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.19            1,673,278(l)        1,573,547
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            1,314,149           1,151,129
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                               4.75              918,545             913,091
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00            4,358,066           4,076,664
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              120,594(d,s)         75,371
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                               5.87            1,504,366(l)        1,183,109


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
15 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.21%          $1,078,832(l)         $981,629
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            1,575,000(d,l)      1,478,561
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               5.98            2,881,628(l)        2,591,552
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,872,047           1,807,696
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73            1,351,506(n)          213,092
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75              857,173             852,084
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                               5.50            1,385,680           1,342,077
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                               5.50            1,380,974           1,338,449
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            2,333,943           2,226,187
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            1,265,595           1,230,638
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                               5.50              865,017             802,284
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            2,091,635           1,986,299
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            2,384,241           2,133,759
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            1,572,500           1,386,316
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00            2,867,989           2,527,300
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            1,547,361(d)        1,536,057
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.35            1,491,983(l)        1,313,377
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                               6.50            4,179,484           4,193,035
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                               6.00            2,283,022(l)        2,117,930
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                               5.30            8,441,409(n)           50,121
Federal Home Loan Mtge Corp
 04-01-38                               6.00           10,500,000(e)       10,764,139
 04-01-38                               6.50            7,500,000(e)        7,778,905
Federal Home Loan Mtge Corp #A27373
 10-01-34                               6.50              409,714             426,474
Federal Home Loan Mtge Corp #A28602
 11-01-34                               6.50              989,016           1,029,472
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            2,050,694           2,081,209
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00            1,214,053           1,262,640
Federal Home Loan Mtge Corp #C66871
 05-01-32                               6.50            2,779,949           2,925,121
Federal Home Loan Mtge Corp #C71514
 07-01-32                               6.50              135,172             141,113
Federal Home Loan Mtge Corp #C77689
 03-01-33                               6.50              353,475             372,583
Federal Home Loan Mtge Corp #C90598
 10-01-22                               6.50              316,262             330,347
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            1,940,642           2,005,821
Federal Home Loan Mtge Corp #D32310
 11-01-22                               8.00               14,502              15,618
Federal Home Loan Mtge Corp #D55755
 08-01-24                               8.00               60,911              66,194
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50              306,059             311,839
Federal Home Loan Mtge Corp #D96348
 10-01-23                               5.50            4,477,143           4,561,697
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              238,773             250,244
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            1,179,283           1,209,513
Federal Home Loan Mtge Corp #E81009
 07-01-15                               7.50              117,727             123,693
Federal Home Loan Mtge Corp #E89496
 04-01-17                               6.00            2,496,261           2,574,524
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            2,762,849           2,805,138
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            1,458,390           1,481,324
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              455,991             482,742
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            1,893,954           1,967,363
Federal Home Loan Mtge Corp #G01864
 01-01-34                               5.00            2,031,517           2,017,419
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00            6,051,872           6,001,862
Federal Home Loan Mtge Corp #G30216
 04-01-22                               6.50            3,386,962           3,543,514
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              27.78            1,443,148(n)           94,883
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                               6.60            1,061,328(n)          230,507
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                              71.70              108,706(n)            1,069
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                              62.25              456,524(n)            4,474
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
 06-15-32                              25.39            1,492,740(m,n)        139,555
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            1,685,571           1,716,613
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50              845,576             895,491
Federal Natl Mtge Assn
 04-01-38                               5.00            6,500,000(e)        6,431,953
 04-01-38                               5.50           21,500,000(e)       21,699,882
 04-01-38                               6.00           10,500,000(e)       10,753,475
 04-01-38                               6.50            8,000,000(e)        8,284,374
 04-01-38                               7.00            5,000,000(e)        5,245,313
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              132,805             142,995
Federal Natl Mtge Assn #190944
 05-01-24                               6.00              683,168             704,542
Federal Natl Mtge Assn #190988
 06-01-24                               9.00               79,913              87,019
Federal Natl Mtge Assn #250322
 08-01-25                               7.50               12,944              14,017
Federal Natl Mtge Assn #250384
 11-01-25                               7.50              161,247             174,612


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #250495
 03-01-26                               7.00%            $219,893            $234,091
Federal Natl Mtge Assn #252381
 04-01-14                               5.50            2,762,352           2,835,114
Federal Natl Mtge Assn #254494
 08-01-22                               7.00              203,216             216,012
Federal Natl Mtge Assn #254675
 01-01-23                               6.50              311,817             325,249
Federal Natl Mtge Assn #254708
 02-01-23                               7.00              110,660             117,629
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            2,056,668           2,094,733
Federal Natl Mtge Assn #304279
 02-01-25                               8.50              107,063             117,603
Federal Natl Mtge Assn #309341
 05-01-25                               8.50               26,462              29,067
Federal Natl Mtge Assn #313049
 08-01-11                               8.50              114,417             121,393
Federal Natl Mtge Assn #323606
 03-01-29                               6.50               46,067              48,177
Federal Natl Mtge Assn #433310
 08-01-28                               6.50              440,817             461,004
Federal Natl Mtge Assn #440730
 12-01-28                               6.00              173,829             180,497
Federal Natl Mtge Assn #505122
 07-01-29                               7.00              718,593             765,154
Federal Natl Mtge Assn #50553
 04-01-22                               8.00               78,916              85,803
Federal Natl Mtge Assn #510587
 08-01-29                               7.00              201,701             214,770
Federal Natl Mtge Assn #540041
 02-01-29                               7.00              533,154             567,579
Federal Natl Mtge Assn #545489
 03-01-32                               6.50              181,757             189,665
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              123,539             133,356
Federal Natl Mtge Assn #545885
 08-01-32                               6.50              255,645             269,706
Federal Natl Mtge Assn #555375
 04-01-33                               6.00            3,470,889           3,599,547
Federal Natl Mtge Assn #555376
 04-01-18                               4.50              761,155             760,750
Federal Natl Mtge Assn #555458
 05-01-33                               5.50            1,427,508           1,444,466
Federal Natl Mtge Assn #555528
 04-01-33                               6.00            4,334,592           4,467,566
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            1,485,796           1,490,462
Federal Natl Mtge Assn #555740
 08-01-18                               4.50            2,082,585           2,088,768
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              130,657             134,863
Federal Natl Mtge Assn #642346
 05-01-32                               7.00              780,651             829,584
Federal Natl Mtge Assn #643381
 06-01-17                               6.00              126,721             130,793
Federal Natl Mtge Assn #645277
 05-01-32                               7.00               76,316              81,100
Federal Natl Mtge Assn #645569
 06-01-32                               7.00              501,348             532,774
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              145,357             152,377
Federal Natl Mtge Assn #650105
 08-01-17                               6.50              597,716             626,583
Federal Natl Mtge Assn #662197
 09-01-32                               6.50              345,745             360,426
Federal Natl Mtge Assn #667604
 10-01-32                               5.50              359,239             364,035
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              212,583             226,327
Federal Natl Mtge Assn #670711
 10-01-32                               7.00              141,603             150,480
Federal Natl Mtge Assn #673179
 02-01-18                               6.00              311,139             321,137
Federal Natl Mtge Assn #676511
 12-01-32                               7.00              138,870             147,575
Federal Natl Mtge Assn #678397
 12-01-32                               7.00              881,755             937,025
Federal Natl Mtge Assn #684601
 03-01-33                               6.00            2,924,872           3,035,539
Federal Natl Mtge Assn #687736
 02-01-33                               5.50            1,126,029           1,140,388
Federal Natl Mtge Assn #687887
 03-01-33                               5.50            1,478,397           1,503,297
Federal Natl Mtge Assn #688002
 03-01-33                               5.50            1,534,401           1,560,389
Federal Natl Mtge Assn #688034
 03-01-33                               5.50            1,437,642           1,462,104
Federal Natl Mtge Assn #689093
 07-01-28                               5.50              759,055             770,420
Federal Natl Mtge Assn #694546
 03-01-33                               5.50              637,667             645,798
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            3,033,835           3,085,365
Federal Natl Mtge Assn #703726
 02-01-33                               5.00            2,468,656           2,472,805
Federal Natl Mtge Assn #703818
 05-01-33                               6.00            1,408,095           1,452,693
Federal Natl Mtge Assn #710823
 05-01-33                               5.50            1,708,084           1,737,510
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            2,062,081           2,100,247
Federal Natl Mtge Assn #720378
 06-01-18                               4.50            2,069,682           2,068,581
Federal Natl Mtge Assn #725284
 11-01-18                               7.00              109,574             115,159
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               91,898              94,294
Federal Natl Mtge Assn #726940
 08-01-23                               5.50              246,867             253,469
Federal Natl Mtge Assn #730231
 08-01-23                               5.50            1,870,997           1,905,626
Federal Natl Mtge Assn #747642
 11-01-28                               5.50              349,892             355,130
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            1,553,135           1,576,388
Federal Natl Mtge Assn #755056
 12-01-23                               5.50            1,575,669           1,604,831
Federal Natl Mtge Assn #755598
 11-01-28                               5.00              540,115             541,023
Federal Natl Mtge Assn #761031
 01-01-34                               5.00              419,112             419,170
Federal Natl Mtge Assn #765760
 02-01-19                               5.00            3,139,739           3,184,237
Federal Natl Mtge Assn #766641
 03-01-34                               5.00            1,838,661           1,823,844
Federal Natl Mtge Assn #768117
 08-01-34                               5.43              817,924(l)          833,868
Federal Natl Mtge Assn #779676
 06-01-34                               5.00            2,626,583           2,605,416
Federal Natl Mtge Assn #815264
 05-01-35                               5.22            2,693,858(l)        2,754,657
Federal Natl Mtge Assn #872916
 06-01-36                               6.50            3,117,705           3,248,370
Federal Natl Mtge Assn #886054
 07-01-36                               7.00            2,095,777           2,219,683
Federal Natl Mtge Assn #886464
 08-01-36                               6.50            2,410,528           2,498,785
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              10.54            3,319,498(n)          728,721
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              14.25            1,403,889(n)          200,065
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              10.56              674,654(n)           81,196
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                               7.05            3,637,027(n)          797,873
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                               6.48            4,286,188(n)          869,292
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00              602,043             637,983
Govt Natl Mtge Assn
 04-01-38                               5.50            3,700,000(e)        3,770,242
 04-01-38                               6.00            4,000,000(e)        4,125,938
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            1,494,585           1,527,861
Govt Natl Mtge Assn #619592
 09-15-33                               5.00            1,766,110           1,769,431
Govt Natl Mtge Assn #780394
 12-15-08                               7.00               82,897              83,449
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              63.30               81,674(n)            4,142


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
17 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               2.90%          $1,342,310(l)         $948,929
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               4.50           19,916,218(n)           68,462
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
 02-27-46                               7.00                6,778(d)            6,744
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50            5,656,301           5,179,655
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00            1,371,634           1,375,925
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            1,611,148           1,564,683
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            3,128,584           3,211,492
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            1,523,773           1,461,603
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            1,438,603           1,406,269
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            2,952,960           2,869,216
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                               7.10            7,872,622(n)           29,522
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                               4.50              163,384             154,325
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.29            1,232,155(l)        1,144,990
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                               5.94            1,245,375(l)        1,234,272
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00            3,447,222           3,196,574
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            2,878,693           2,848,107
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                               6.02            1,386,861(l)        1,373,340
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11            2,606,676(l)        2,507,913
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00            3,169,683           3,089,046
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00            1,448,403           1,354,879
                                                                      ---------------
Total                                                                     284,189,232
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (0.1%)
DRS Technologies
 11-01-13                               6.88              109,000             106,820
Lockheed Martin
 Sr Unsecured
 03-14-13                               4.12              950,000             950,551
                                                                      ---------------
Total                                                                       1,057,371
-------------------------------------------------------------------------------------


BANKING (1.0%)
Citigroup
 Sr Unsecured
 02-14-11                               5.13              805,000             809,898
 03-05-38                               6.88            1,685,000           1,680,461
Credit Suisse New York
 Sub Nts
 02-15-18                               6.00              785,000             783,312
JPMorgan Chase & Co
 Sr Nts
 01-15-18                               6.00            1,500,000           1,575,810
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00            1,155,000           1,203,768
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            3,780,000           3,011,813
Popular North America
 10-01-08                               3.88            6,115,000           6,092,918
Regions Bank
 Sub Nts
 06-26-37                               6.45              120,000              98,098
                                                                      ---------------
Total                                                                      15,256,078
-------------------------------------------------------------------------------------


BROKERAGE (0.5%)
Goldman Sachs Group
 Sr Unsecured
 04-01-18                               6.15            1,455,000(e)        1,449,820
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                               6.20            2,885,000           2,845,545
Merrill Lynch & Co
 02-05-13                               5.45            1,275,000           1,250,125
Morgan Stanley
 Sr Unsecured
 12-28-17                               5.95              290,000             280,273
 04-01-18                               6.63            1,240,000(e)        1,240,436
                                                                      ---------------
Total                                                                       7,066,199
-------------------------------------------------------------------------------------


CHEMICALS (--%)
NALCO
 11-15-11                               7.75              330,000             334,125
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
 10-15-12                               5.45              605,000             624,626
 03-01-13                               5.00            1,065,000           1,069,676
                                                                      ---------------
Total                                                                       1,694,302
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.1%)
General Electric
 Sr Unsecured
 12-06-17                               5.25              950,000             951,482
Tyco Electronics Group

 10-01-12                               6.00              325,000(c,d)        333,106
                                                                      ---------------
Total                                                                       1,284,588
-------------------------------------------------------------------------------------


ELECTRIC (1.2%)
Consumers Energy
 1st Mtge Series F
 05-15-10                               4.00              350,000             350,509
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80            3,010,000           3,029,636
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38              280,000             299,201
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,890,000(u)        1,909,390
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45              235,000             245,439
Florida Power
 1st Mtge
 03-01-13                               4.80              545,000             561,366
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05            1,780,000(u)        1,574,695
IPALCO Enterprises
 Sr Secured
 11-14-08                               8.38              375,000             379,688
 11-14-11                               8.63              595,000             626,238


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Majapahit Holding
 10-17-16                               7.75%            $100,000(c,d)        $98,500
Metropolitan Edison
 Sr Secured
 03-15-10                               4.45              470,000             475,011
Michigan Strategic Fund
 04-01-35                               7.45              350,000(k,s)        350,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56               45,079              48,911
Nevada Power
 Series M
 03-15-16                               5.95              510,000             501,132
NiSource Finance
 03-01-13                               6.15              760,000             785,553
Northern States Power
 1st Mtge
 03-01-18                               5.25              320,000             325,485
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            1,455,000           1,513,719
Ohio Air Quality Development Authority
 11-01-40                               7.81            1,250,000(k,s)      1,250,000
Portland General Electric
 03-15-10                               7.88              765,000             821,068
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40              785,000             659,494
Progress Energy Carolinas
 1st Mtge
 04-01-38                               6.30              255,000             262,464
Public Service Company of Colorado
 Sr Unsecured Series A
 07-15-09                               6.88              565,000             585,250
Sierra Pacific Power
 Series M
 05-15-16                               6.00            1,690,000           1,665,389
                                                                      ---------------
Total                                                                      18,318,138
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            1,092,759(s)        1,087,295
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.9%)
Cadbury Schweppes US Finance LLC
 10-01-08                               3.88            5,370,000(d)        5,358,434
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75              765,000             824,866
Cott Beverages USA
 12-15-11                               8.00              670,000             542,700
Diageo Capital
 01-30-13                               5.20              600,000(c)          620,728
Hershey
 Sr Unsecured
 04-01-13                               5.00            1,145,000           1,156,555
HJ Heinz
 Sr Unsecured
 12-01-08                               6.43            1,320,000(d,u)      1,342,334
Kellogg
 Sr Unsecured
 03-06-13                               4.25            1,070,000           1,068,202
Molson Coors Capital Finance
 09-22-10                               4.85            2,910,000(c)        2,965,794
                                                                      ---------------
Total                                                                      13,879,613
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00              310,000             283,650
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
 10-15-09                               4.00            1,055,000           1,049,936
-------------------------------------------------------------------------------------


GAS PIPELINES (0.5%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              955,000(u)        1,031,715
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            2,580,000           2,659,998
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75              395,000             413,809
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80              340,000(d)          322,979
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95              745,000             734,756
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            1,360,000(d)        1,329,442
Southern Star Central
 Sr Nts
 03-01-16                               6.75              380,000             364,800
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40              722,000             740,953
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00              535,000             565,094
                                                                      ---------------
Total                                                                       8,163,546
-------------------------------------------------------------------------------------


HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65              740,000             773,981
Omnicare
 12-15-13                               6.75              680,000             606,900
 12-15-15                               6.88               95,000              82,650
                                                                      ---------------
Total                                                                       1,463,531
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.2%)
Aetna
 Sr Unsecured
 12-15-37                               6.75              465,000             448,455
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              600,000             602,758
UnitedHealth Group
 02-15-38                               6.88              645,000             615,078
UnitedHealth Group
 Sr Unsecured
 11-15-37                               6.63            1,505,000           1,392,565
                                                                      ---------------
Total                                                                       3,058,856
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               3.20              360,000(k)          353,187
 09-15-16                               5.95            2,075,000           2,145,857
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              845,000(c)          867,688
EnCana
 11-01-11                               6.30            1,520,000(c)        1,616,231
EnCana
 Sr Nts
 10-15-13                               4.75              190,000(c)          184,709
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            2,310,000           2,283,574
 01-31-15                               5.00              355,000             353,743
 06-30-15                               5.30              240,000             242,738
                                                                      ---------------
Total                                                                       8,047,727
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.1%)
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90            1,225,000           1,233,367
TNK-BP Finance
 03-13-18                               7.88              200,000(c,d)        205,484
                                                                      ---------------
Total                                                                       1,438,851
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.3%)
Lincoln Natl
 Sr Unsecured
 10-09-37                               6.30              610,000             565,128
Pricoa Global Funding I
 Secured
 10-18-12                               5.40            1,130,000(d)        1,174,273
Principal Life Income Funding
 Sr Secured
 12-14-12                               5.30              920,000             942,383
Prudential Financial
 Sr Unsecured
 12-01-37                               6.63            1,415,000           1,377,149
                                                                      ---------------
Total                                                                       4,058,933
-------------------------------------------------------------------------------------


MEDIA CABLE (0.5%)
Comcast
 03-15-11                               5.50            2,220,000           2,244,353
 03-15-37                               6.45            2,635,000           2,483,064
Comcast MO of Delaware LLC
 09-01-08                               9.00            1,900,000           1,930,261


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
19 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13%            $458,000            $462,580
                                                                      ---------------
Total                                                                       7,120,258
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.9%)
British Sky Broadcasting Group
 02-23-09                               6.88            2,790,000(c)        2,863,497
 02-15-18                               6.10            1,290,000(c,d)      1,287,051
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
 08-15-10                               8.50              145,000             141,013
EchoStar DBS
 10-01-13                               7.00               50,000              47,125
 10-01-14                               6.63               99,000              90,090
 02-01-16                               7.13              230,000             214,475
News America
 12-15-35                               6.40            2,185,000           2,120,584
Reed Elsevier Capital
 08-01-11                               6.75            1,495,000           1,581,785
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88              250,000             152,500
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            3,515,000           3,222,429
Thomson
 Sr Unsecured
 10-01-14                               5.70            2,100,000(c,u)      2,076,488
                                                                      ---------------
Total                                                                      13,797,037
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (--%)
American Express
 Sr Unsecured
 03-19-38                               8.15              165,000             182,271
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital
 Sr Unsecured
 11-22-16                               6.21              150,000(c,d)        138,750
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Owens-Brockway Glass Container
 05-15-13                               8.25              780,000             807,300
-------------------------------------------------------------------------------------


PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              305,000             256,200
-------------------------------------------------------------------------------------


RAILROADS (0.2%)
CSX
 Sr Unsecured
 03-15-12                               6.30              855,000             884,170
 03-15-13                               5.75            1,760,000           1,781,058
 04-01-15                               6.25              475,000             481,679
                                                                      ---------------
Total                                                                       3,146,907
-------------------------------------------------------------------------------------


REITS (0.1%)
Brandywine Operating Partnership LP
 05-01-17                               5.70            1,070,000             868,112
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75              815,000             745,212
Simon Property Group LP
 Sr Unsecured
 12-01-16                               5.25              155,000             140,776
                                                                      ---------------
Total                                                                       1,754,100
-------------------------------------------------------------------------------------


RESTAURANTS (--%)
McDonald's
 Sr Unsecured
 03-01-18                               5.35              550,000             556,721
-------------------------------------------------------------------------------------


RETAILERS (0.4%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20              405,000             409,044
Kohl's
 Sr Unsecured
 12-15-17                               6.25            2,165,000           2,061,602
Macys Retail Holdings
 07-15-09                               4.80            3,695,000           3,651,413
                                                                      ---------------
Total                                                                       6,122,059
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Kroger
 04-15-12                               6.75              665,000             718,918
 04-15-13                               5.00              900,000             905,625
                                                                      ---------------
Total                                                                       1,624,543
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                               8.00               25,000              24,500
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
 10-15-17                               6.38            3,670,000(d)        3,316,212
-------------------------------------------------------------------------------------


WIRELINES (2.2%)
AT&T
 Sr Unsecured
 03-15-11                               6.25            3,610,000           3,779,760
 02-01-18                               5.50              695,000             679,064
 01-15-38                               6.30            3,115,000           2,998,686
Sprint Capital
 03-15-32                               8.75              475,000             401,375
Telecom Italia Capital
 11-15-13                               5.25            5,235,000(c)        4,891,532
Telefonica Europe
 09-15-10                               7.75            3,945,000(c)        4,231,955
TELUS
 Sr Unsecured
 06-01-11                               8.00            8,917,500(c)        9,698,574
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            4,975,000           5,232,222
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            1,295,000           1,325,148
Windstream
 08-01-16                               8.63              470,000             461,775
 03-15-19                               7.00               95,000              82,650
                                                                      ---------------
Total                                                                      33,782,741
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $630,348,827)                                                     $625,527,785
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER
AND TITLE                           COUPON           PRINCIPAL
OF ISSUE                             RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $1,885,000          $1,716,161
-------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,884,812)                                                         $1,716,161
-------------------------------------------------------------------------------------



SENIOR LOANS (0.4%)(p)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSUMER CYCLICAL SERVICES (--%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.08-6.09%            $701,143            $608,942
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (--%)
Pinnacle Foods Holding
 Term Loan
 04-02-14                          5.42-7.48                  308                 268
-------------------------------------------------------------------------------------


HEALTH CARE (0.2%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               60,729(e,q,r)       55,931
Community Health Systems
 Term Loan
 07-25-14                               5.34            1,187,434           1,093,603
HCA
 Tranche B Term Loan
 11-17-13                               4.95            1,857,065           1,707,794
                                                                      ---------------
Total                                                                       2,857,328
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
 09-06-14                               5.26            1,116,163             942,164
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.1%)
Idearc
 Tranche B Term Loan
 11-17-14                          4.70-4.71              816,431             651,920
Nielsen Finance
 Term Loan
 08-09-13                               5.35              772,094(c)          694,028


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
20 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Univision Communications
 Delayed Draw Term Loan
 TBD                                     TBD              $12,002(e,q,r)       $9,431
Univision Communications
 Term Loan
 09-29-14                          4.95-5.49%             345,645             271,619
                                                                      ---------------
Total                                                                       1,626,998
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (--%)
Asurion
 1st Lien Term Loan
 07-03-14                               6.10              517,000             434,280
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $7,373,398)                                                         $6,469,980
-------------------------------------------------------------------------------------






MONEY MARKET FUND (2.4%)(i)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     35,656,880(v)        $35,656,880
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $35,656,880)                                                       $35,656,880
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,573,277,182)(w)                                              $1,597,860,026
=====================================================================================




INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                               192           $22,809,001       June 2008          $694,326
U.S. Treasury Note, 5-year                           (754)          (86,132,723)      June 2008          (742,430)
U.S. Treasury Note, 10-year                          (194)          (23,076,907)      June 2008          (397,625)
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(445,729)
-------------------------------------------------------------------------------------------------------------------



CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                                                                       NOTIONAL
                                    REFERENCED             BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL    UNREALIZED
COUNTERPARTY                          ENTITY              PROTECTION    FIXED RATE        DATE          AMOUNT    APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group                          Home Depot       Buy           .50%     March 20, 2011    $380,000      $11,741
Lehman Brothers Special
  Financing               Kinder Morgan Energy Partners       Buy           .41      March 20, 2011     395,000        6,394
Citibank                          Reed Elsevier Capital       Buy           .26      Sept. 20, 2011     365,000        7,578
Goldman Sachs Group                       ConAgra Foods       Buy           .18      Sept. 20, 2011     765,000        9,192
Goldman Sachs Group                         FirstEnergy       Buy           .60       Dec. 20, 2011     235,000        3,283
Goldman Sachs Group                              Kroger       Buy           .36      March 20, 2012     665,000        4,527
JP Morgan Chase Bank                    Cardinal Health       Buy          .225       June 20, 2012     740,000       13,975
Citibank                                         Clorox       Buy           .31       Dec. 20, 2012     605,000       13,964
JP Morgan Chase Bank                   NiSource Finance       Buy           .55       Dec. 20, 2012     760,000       35,068
Citibank                                         Kroger       Buy           .79      March 20, 2013     895,000           --
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                               $105,722
------------------------------------------------------------------------------------------------------------------------------

                           UNREALIZED
COUNTERPARTY              DEPRECIATION
--------------------------------------
Goldman Sachs Group              $--
Lehman Brothers Special
  Financing                       --
Citibank                          --
Goldman Sachs Group               --
Goldman Sachs Group               --
Goldman Sachs Group               --
JP Morgan Chase Bank              --
Citibank                          --
JP Morgan Chase Bank              --
Citibank                      (6,846)
--------------------------------------
Total                        $(6,846)
--------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
21 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 6.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $41,020,737 or 2.7% of net assets.

(e) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $80,361,669.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2008:

                                  PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                           AMOUNT         DATE       RECEIVABLE       VALUE
-------------------------------------------------------------------------------------
Federal Natl Mtge Assn
 04-01-23 5.50%                  $1,250,000     04-17-08     $1,268,164    $1,275,781


(h)  At March 31, 2008, security was partially or fully on loan.

(i) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.4% of net assets. The Fund's cash equivalent position is 2.0% of net assets.

(j) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
MBIA   --   MBIA Insurance Corporation


(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(m) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 2008. At March 31, 2008, the value of inverse floaters represented 0.01% of net assets.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2008.

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) At March 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                              UNFUNDED
BORROWER                                                                     COMMITMENT
---------------------------------------------------------------------------------------
Community Health Systems                                                       $60,729
Univision Communications                                                        12,002
---------------------------------------------------------------------------------------
Total                                                                          $72,731
---------------------------------------------------------------------------------------


(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.


--------------------------------------------------------------------------------
22 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

(s) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 01-16-08      $3,596,510
Banc of America Funding*
 Series 2006-2 Cl N1
  7.25% 2046                                11-14-06                119,543
Michigan Strategic Fund
 7.45% 2035                                 02-27-08                350,000
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 07-19-07       2,441,720
Ohio Air Quality Development
  Authority
 7.81% 2040                                 02-28-08              1,250,000
United Artists Theatre Circuit
 Pass-Through Ctfs
 9.30% 2015                          12-08-95 thru 08-12-96       1,071,523
Virgin Media                         03-16-05 thru 03-14-08       9,899,463


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(t) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(u) At March 31, 2008, investments in securities included securities valued at $1,821,066 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(v) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(w) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $1,573,277,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $157,104,000
Unrealized depreciation                                                     (132,521,000)

----------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $24,583,000
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
23 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Balanced Fund

FAIR VALUE MEASUREMENT



Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                    FAIR VALUE AT MARCH 31, 2008
                                                 ------------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------------
Investments in securities                          $951,757,188      $637,845,383     $8,257,455     $1,597,860,026
Other financial instruments*                           (445,729)           98,876             --           (346,853)

-------------------------------------------------------------------------------------------------------------------
Total                                              $951,311,459      $637,944,259     $8,257,455     $1,597,513,173
-------------------------------------------------------------------------------------------------------------------




* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                     INVESTMENTS IN    OTHER FINANCIAL
                                                                       SECURITIES        INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                            $9,492,787         $(172,913)
  Accrued discounts/premiums                                             (267,645)               --
  Realized gain (loss)                                                        711                 *
  Change in unrealized appreciation (depreciation)                       (435,424)          172,913
  Net purchases (sales)                                                  (532,974)               --
  Transfers in and/or out of Level 3                                           --                --

------------------------------------------------------------------------------------------------------
Balance as of March 31, 2008                                           $8,257,455              $ --
------------------------------------------------------------------------------------------------------




* The realized gain (loss) earned during the period from Jan. 1, 2008 to March 31, 2008 for Other financial instruments was $(196,227).


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
24 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Cash Management Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



U.S. GOVERNMENT AGENCIES (3.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 04-02-08                            2.01%           $23,184,000          $23,181,448
Federal Natl Mtge Assn Disc Nts
 04-16-08                            3.46             10,000,000            9,984,875
 04-23-08                            2.72             15,000,000           14,974,333
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $48,140,656)                                                       $48,140,656
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (3.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of Montreal Chicago
 04-21-08                            2.73%           $12,000,000(b)       $12,000,000
Barclays Bank
 06-16-08                            3.02             10,000,000(b)        10,000,000
Natixis
 04-02-08                            2.40             10,000,000(b)         9,999,995
Wells Fargo Bank
 04-29-08                            2.47             15,000,000           15,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $46,999,995)                                                       $46,999,995
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (11.4%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of Ireland
 09-12-08                            3.05%            $8,000,000           $8,000,000
Bank of New York
 10-10-08                            2.90             10,000,000           10,000,000
Bear Stearns Companies
 08-15-08                            2.88              5,000,000(g)         5,000,000
 08-28-08                            2.77              5,000,000(g)         5,000,000
General Electric Capital
 04-24-09                            2.62             10,000,000           10,000,000
Goldman Sachs Group
 09-12-08                            2.89              5,000,000            5,000,000
HSBC Finance
 09-24-08                            2.66              5,000,000            5,000,000
Irish Life & Permanent
 08-20-08                            2.65              5,000,000            4,999,903
Lehman Brothers Holdings
 09-26-08                            2.68             10,000,000           10,000,000
Lloyds TSB Group
 10-06-08                            2.97             10,000,000           10,000,000
Merrill Lynch & Co
 08-15-08                            2.92             10,000,000            9,995,947
 08-22-08                            2.59              7,000,000            7,000,000
 09-12-08                            2.96              5,000,000            5,000,000
 11-17-08                            2.91             10,000,000           10,000,000
MetLife Global Funding I
 09-24-08                            2.65              5,000,000            5,000,000
Natixis Banques Populaires US Finance LLC
 08-14-08                            2.84              3,000,000            3,000,000
 09-08-08                            3.07              5,000,000            5,000,000
Northern Rock
 07-08-08                            3.08             10,700,000           10,700,000
 08-01-08                            3.19              5,000,000            5,000,000
Skandinaviska Enskilda Banken
 08-22-08                            2.59              7,000,000            7,000,000
 09-08-08                            3.07              5,000,000            5,000,000
 09-17-08                            2.80             10,000,000           10,000,000
Wells Fargo Bank
 04-03-09                            3.17              5,000,000            5,000,000
Westpac Banking
 07-11-08                            3.00             10,700,000           10,700,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $171,395,850)                                                     $171,395,850
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (82.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (26.2%)
Alpine Securitization
 04-23-08                            3.16%            $6,069,000(c)        $6,056,946
Amsterdam Funding
 04-30-08                            2.65             11,000,000(c)        10,976,075
CAFCO LLC
 04-08-08                            2.81             12,000,000(c)        11,992,627
Chariot Funding LLC
 04-11-08                            2.63              8,500,000(c)         8,493,271
 04-14-08                            2.69              3,600,000(c)         3,596,295
CHARTA LLC
 04-02-08                            1.60              6,300,000(c)         6,299,449
 04-29-08                            3.24             12,000,000(c)        11,969,200
Cheyne Finance LLC
 11-12-07                            4.99              2,000,000(d,e)       2,000,000
CIESCO LLC
 04-09-08                            2.93             12,000,000(c)        11,991,333
 04-24-08                            2.99             10,800,000(c)        10,778,817
CRC Funding LLC
 05-09-08                            3.12             10,000,000            9,966,750
Cullinan Finance
 04-25-08                            5.14             10,000,000(d)        10,000,000
 04-28-08                            3.20              4,000,000(b,d)       3,999,956
Fairway Finance LLC
 04-01-08                            3.13              4,400,000(c)         4,400,000
 04-03-08                            2.13             10,000,000(c)         9,998,250
Gemini Securitization LLC
 04-07-08                            2.78             10,000,000(c)         9,994,667
 04-18-08                            2.92              7,500,000(c)         7,489,198
 04-23-08                            2.77             10,000,000(c)         9,982,583
 05-01-08                            2.95             11,100,000(c)        11,072,250
 05-05-08                            3.11             10,269,000(c)        10,238,450
Jupiter Securitization LLC
 04-22-08                            2.71              1,300,000(c)         1,297,877
K2 (USA) LLC
 04-21-08                            5.09             15,000,000(d)        15,000,000
Old Line Funding LLC
 04-08-08                            2.82              5,300,000(c)         5,296,723
 04-24-08                            2.87             13,000,000(c)        12,975,499
 04-25-08                            3.07              8,000,000(c)         7,983,200
Park Avenue Receivables
 04-10-08                            2.92             15,000,000           14,988,000
 04-21-08                            2.70             12,600,000           12,580,478
Ranger Funding LLC
 04-21-08                            2.66              3,091,000(c)         3,086,278
Sheffield Receivables
 04-08-08                            2.71              8,000,000(c)         7,995,256
 04-16-08                            2.90              8,000,000(c)         7,989,833
 04-17-08                            2.63              6,000,000(c)         5,992,667
 05-01-08                            2.95             10,000,000(c)         9,975,000
Sigma Finance
 04-18-08                            5.09             15,000,000(d,e)      14,999,999
 04-23-08                            5.12             15,000,000(d,e)      14,999,999
 06-06-08                            5.15             10,000,000(d,e)       9,999,910
Thames Asset Global Securities #1
 04-25-08                            3.02             11,300,000(c)        11,276,647
Thunder Bay Funding LLC
 04-01-08                            3.09              7,700,000(c)         7,700,000
 04-30-08                            2.80              7,600,000(c)         7,582,552
WhistleJacket Capital LLC
 11-20-08                            2.50             10,000,000(b,c,d,e)  10,000,000
 11-20-08                            3.12              2,000,000(b,c,d,e)   2,000,000
Windmill Funding
 04-15-08                            3.09             10,000,000(c)         9,987,322
 04-18-08                            2.89             20,100,000(c)        20,071,381
 05-05-08                            2.57             10,200,000(c)        10,174,953
                                                                      ---------------
Total                                                                     395,249,691
-------------------------------------------------------------------------------------


BANKING (42.1%)
Abbey National North America LLC
 04-30-08                            2.47             10,000,000            9,979,700
 05-02-08                            2.52             28,000,000           27,938,275
ABN AMRO North America Finance
 05-02-08                            2.71             10,000,000            9,976,319
Bank of America
 04-21-08                            3.11             15,000,000           14,973,167
 04-24-08                            2.97             18,000,000           17,964,858
 04-28-08                            2.96             15,000,000           14,965,969
 05-12-08                            2.54              8,000,000            7,976,676
Bank of Ireland
 04-07-08                            2.63              7,500,000(c)         7,496,213
 05-21-08                            2.56             12,000,000(c)        11,957,167
Bank of Scotland
 05-19-08                            2.51              7,600,000            7,574,464
 05-20-08                            2.52             10,200,000           10,164,945
Barclays US Funding
 04-18-08                            2.54              9,000,000            8,988,759
 04-24-08                            2.57             10,000,000            9,983,101
 04-28-08                            2.97             10,000,000            9,977,238
 04-30-08                            2.98             15,000,000           14,963,327


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
25 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Cash Management Fund

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
Calyon North America
 05-05-08                            2.62%            $5,900,000           $5,885,234
 05-07-08                            2.82             13,000,000           12,962,885
Credit Suisse NY
 05-19-08                            2.47             10,100,000           10,066,603
Danske
 04-14-08                            2.63             11,300,000(c)        11,288,615
 04-15-08                            2.64             11,000,000(c)        10,988,065
 04-17-08                            2.65              7,400,000(c)         7,390,890
 04-25-08                            2.48             11,100,000(c)        11,081,204
 05-16-08                            2.47              7,600,000(c)         7,576,440
DEPFA Bank
 07-15-08                            2.86             10,000,000(b)         9,999,932
Deutsche Bank Financial LLC
 04-10-08                            2.24             10,000,000            9,993,875
ING US Funding LLC
 04-14-08                            2.82             20,500,000           20,477,865
 04-17-08                            2.69             19,200,000           19,176,000
 04-29-08                            2.94             11,300,000           11,273,633
JPMorgan Chase & Co
 04-03-08                            1.93             10,000,000            9,998,417
 04-17-08                            3.54             10,000,000            9,983,556
 04-22-08                            3.10             25,000,000           24,953,332
 05-27-08                            3.00              3,000,000            2,986,000
Nordea North America
 04-08-08                            2.48             19,800,000           19,789,236
 04-10-08                            2.67             10,000,000            9,992,700
 04-28-08                            2.51             10,000,000            9,980,800
 04-29-08                            2.50             10,000,000            9,980,167
Rabobank USA Financial
 04-01-08                            2.94             11,000,000           11,000,000
 04-07-08                            2.59             10,200,000           10,194,934
 04-09-08                            2.63              5,000,000            4,996,756
 04-22-08                            2.85             10,000,000            9,982,850
 04-28-08                            2.56             20,000,000           19,960,737
Royal Bank of Scotland
 04-09-08                            2.77             10,000,000            9,993,178
Societe Generale North America
 04-04-08                            3.61              8,000,000            7,996,833
Swedbank
 04-10-08                            2.58             11,300,000           11,292,005
 04-16-08                            2.66              8,000,000            7,990,667
 05-13-08                            2.79             10,000,000            9,967,275
 05-14-08                            2.81             11,000,000           10,962,817
 05-15-08                            2.75              9,800,000            9,766,881
UBS Finance (Delaware) LLC
 04-03-08                            3.02             11,500,000           11,497,144
 04-04-08                            3.33             13,000,000           12,995,260
 04-11-08                            2.77             15,000,000           14,987,500
 04-16-08                            3.58             10,000,000            9,984,313
 05-01-08                            2.66              5,162,000            5,150,386
 05-05-08                            2.67              3,100,000            3,092,095
Wells Fargo & Co
 04-22-08                            2.39             14,000,000           13,979,828
 04-25-08                            2.29             10,000,000            9,984,333
                                                                      ---------------
Total                                                                     636,481,419
-------------------------------------------------------------------------------------


BROKERAGE (0.9%)
Lehman Brothers Holdings
 04-15-08                            4.77             14,000,000           13,972,614
-------------------------------------------------------------------------------------


LIFE INSURANCE (4.3%)
New York Life Capital
 04-02-08                            1.42             11,900,000(c)        11,899,074
 04-03-08                            1.88             10,000,000(c)         9,998,456
 04-04-08                            2.06             15,300,000(c)        15,296,545
 04-18-08                            2.16              2,000,000(c)         1,997,875
Prudential Funding LLC
 04-08-08                            2.53             25,000,000           24,986,146
                                                                      ---------------
Total                                                                      64,178,096
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (2.2%)
General Electric Capital
 04-03-08                            1.96             11,000,000           10,998,228
 05-06-08                            2.73             12,000,000           11,967,800
 05-07-08                            2.87              5,000,000            4,985,500
General Electric Capital Services
 04-21-08                            2.24              4,900,000            4,893,684
                                                                      ---------------
Total                                                                      32,845,212
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (7.0%)
BNP Paribas Finance
 04-01-08                            2.96             10,000,000           10,000,000
 04-07-08                            2.61             14,000,000           13,992,988
 04-16-08                            2.55             15,000,000           14,983,275
 05-01-08                            2.60             12,000,000           11,973,570
 05-27-08                            3.02              5,000,000            4,976,542
Citigroup Funding
 04-04-08                            2.28             10,000,000            9,997,500
 04-11-08                            2.77             10,000,000            9,991,667
 04-17-08                            2.73             10,000,000            9,987,289
 05-01-08                            2.97             10,000,000            9,974,833
 06-12-08                            2.77              9,800,000            9,746,100
                                                                      ---------------
Total                                                                     105,623,764
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,248,350,646)                                                 $1,248,350,796
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,514,887,147)(f)                                              $1,514,887,297
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $393,685,143 or 26.1% of net assets.

(d)  Denotes investments in structured investment vehicles ("SIVS").

     Structured investment vehicles ("SIVs") have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of March 31, 2008, on an aggregate basis, $83.0 million, representing 5.5% of VP -- Cash Management Fund's (Cash Management) total net assets were invested in SIVs. These investments were in the most senior debt issued by these vehicles.

     On Aug. 28, 2007, Cheyne Finance (Cheyne) breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne to be insolvent. Cash Management's $2.0 million holding in Cheyne is in default of its Nov. 12, 2007 maturity date. The receivers are currently developing a restructuring plan which will likely result in Cash Management receiving less than full payment on its investment. Accordingly, this holding has been determined to be illiquid.

     On Jan. 18, 2008, $8.0 million matured on one of Cash Management's SIV holdings in Sedna Finance, and all interest and principal payments were received on a timely basis.

     On Feb. 11, 2008, WhistleJacket Capital LLC (WJC) breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event". This resulted in the appointment of a receiver on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. Cash Management's

--------------------------------------------------------------------------------
26 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Cash Management Fund
     two positions in WJC, are in default as of their respective maturity dates, Feb. 25, 2008 ($2 million) and March 20, 2008 ($10 million). The receivers are currently developing a restructuring plan which may result in the Fund receiving less than full payment on its investment. This holding has been determined to be illiquid.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
----------------------------------------------------------------
Cheyne Finance LLC                     04-10-07       $2,000,000
Sigma Finance
  5.09% 2008                           04-12-07       15,000,000
Sigma Finance
  5.12% 2008                           04-18-07       15,000,000
Sigma Finance
  5.15% 2008                           05-31-07        9,999,910
WhistleJacket Capital LLC
  2.50% 2008                           03-16-07        9,999,847
WhistleJacket Capital LLC
  3.12% 2008                           03-23-07        2,000,004


(f) Also represents the cost of securities for federal income tax purposes at March 31, 2008.

(g) Subsequent to March 31, 2008, Cash Management's holdings in the following SIVs matured and all interest and principal payments were received:

                                                                   MATURITY        PRINCIPAL
                                                                     DATE       ($ IN MILLIONS)
-----------------------------------------------------------------------------------------------
Cullinan Finance                                                  04/25/2008          $10
                                                                  04/28/2008            4
K2 (USA) LLC                                                      04/21/2008           15
Sigma Finance                                                     04/18/2008           15
                                                                  04/23/2008           15


     Pursuant to Cash Management's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company act of 1940. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing Procedure") of any deviation between the net asset value per share of the Fund using the amortized cost method and the market value based net asset value to ensure that the amortized cost method continues to provide an appropriate net asset value for the Fund.

     As of March 31, 2008, Cash Management valued Cheyne and WJC at amortized costs of $2.0 million and $12.0 million, respectively. For purposes of the 2a-7 monitoring procedure described above, Cheyne and WJC were fair valued at $1.5 million and $11.5 million, respectively. On Apr. 17, 2008, Cash Management received a payment from Cheyne of $0.4 million, reducing the remaining outstanding principal to $1.6 million. As of May 23, 2008 the remaining position of Cheyne has been fair valued at $1.1 million and WJC has been fair valued at $11.5 million for the market value inputs into the Shadow Pricing Procedure.

     For the fiscal quarter ended March 31, 2008 and through May 23, 2008 all investments held by Cash Management, including SIVs, were valued at amortized cost in compliance with 2a-7 procedures. In addition, for the same time periods the deviations resulting from the Shadow Pricing Procedure were not material to the Fund's $1 net asset value.

     As of May 23, 2008, in addition to the defaulted positions in Cheyne and WJC, Cash Management had only one other remaining SIV outstanding in Sigma Finance for $10.0 million maturing on June 6, 2008. Management currently anticipates that full payment will be received from Sigma Finance.

     As of March 14, 2008, Bear Stearns Companies was downgraded from prime to not prime.





--------------------------------------------------------------------------------
27 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Cash Management Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                               --------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER           LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                  MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------------
Investments in securities                             $--          $1,514,887,297         $--        $1,514,887,297



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
28 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (98.1%)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
FOREIGN AGENCIES (0.2%)(C)
Pemex Project Funding Master Trust
 03-01-18                              5.75%         $1,560,000(d)         $1,591,794
 06-15-35                              6.63           2,218,000             2,295,357
Petroleos de Venezuela
 04-12-17                              5.25           4,919,000             3,226,865
                                                                      ---------------
Total                                                                       7,114,016
-------------------------------------------------------------------------------------


FOREIGN LOCAL GOVERNMENT (--%)(C)
Russian Federation
 03-31-30                              7.50           1,317,690(d)          1,517,847
-------------------------------------------------------------------------------------


SOVEREIGN (0.6%)(C)
Govt of Ukraine
 Sr Unsecured
 11-14-17                              6.75           2,308,000(d)          2,273,380
Republic of Argentina
 09-12-13                              7.00           3,746,000             3,090,450
 12-15-35                              0.00           4,660,000(v)            559,200
Republic of Colombia
 01-27-17                              7.38           2,000,000             2,208,000
 09-18-37                              7.38           1,160,000             1,244,100
Republic of El Salvador
 Sr Unsecured
 06-15-35                              7.65             880,000(d)            932,800
Republic of Indonesia
 01-17-18                              6.88           1,034,000(d)          1,092,163
 10-12-35                              8.50           1,338,000(d)          1,505,250
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                             10.25      20,345,000,000             1,943,858
Republic of Philippines
 01-14-31                              7.75           2,732,000             3,049,458
Republic of Turkey
 09-26-16                              7.00             590,000               598,850
 04-03-18                              6.75           1,857,000             1,838,430
 03-17-36                              6.88           3,635,000             3,224,245
Republic of Uruguay
 05-17-17                              9.25             876,000             1,035,870
Republic of Venezuela
 02-26-16                              5.75             946,000               742,610
Republic of Venezuela
 Sr Unsecured
 10-08-14                              8.50             944,000               875,560
Republica Orient Uruguay
 03-21-36                              7.63           1,034,000             1,046,925
                                                                      ---------------
Total                                                                      27,261,149
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (13.3%)
Federal Farm Credit Bank
 10-17-12                              4.50          17,155,000            18,098,662
Federal Home Loan Mtge Corp
 05-28-10                              2.38           2,750,000             2,751,504
 07-17-15                              4.38          36,515,000            37,777,871
 04-18-16                              5.25          39,540,000            42,956,968
 03-15-31                              6.75          20,685,000            25,959,820
 04-16-37                              6.00          49,700,000            52,047,679
Federal Natl Mtge Assn
 05-18-12                              4.88          30,760,000            32,905,818
 11-15-30                              6.63           3,035,000             3,755,415
 07-15-37                              5.63          18,330,000            20,274,996
U.S. Treasury
 02-28-10                              2.00           3,890,000             3,917,047
 02-28-13                              2.75          27,605,000            27,984,569
 02-15-18                              3.50           7,155,000             7,196,366
 02-15-26                              6.00          80,493,000(g)         97,497,146
 05-15-37                              5.00          15,525,000(g)         17,367,383
U.S. Treasury Inflation-Indexed Bond
 01-15-14                              2.00          68,491,423(o)         74,196,464
 01-15-15                              1.63         138,390,857(o)        146,815,502
                                                                      ---------------
Total                                                                     611,503,210
-------------------------------------------------------------------------------------


ASSET-BACKED (2.2%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                              5.49           8,375,000(m)          8,386,775
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                              2.93           7,675,000(d,k)        7,582,791
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                              6.15           4,525,000(d)          4,459,037
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                              5.75           3,450,000             3,463,524
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                              8.73           9,725,000(j)            313,023
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                              4.92           1,050,000               933,627
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                              5.69           6,775,000             6,137,433
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                              2.86           1,232,023(k)          1,100,572
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                              2.76          10,250,000(k)          9,026,405
CPS Auto Trust
 Series 2007-C A3 (FSA)
 05-15-12                              5.43           8,099,948(d,m)        8,194,869
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                              5.04           5,849,995(d,m)        5,578,675
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                              5.78           7,000,000(d,m)        6,283,130
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
 03-15-12                              4.15              12,811(m)             12,766
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                              2.85             600,000(d,m)          600,000
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                              2.74           5,863,943(k)          5,811,719
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                              6.00           6,400,000(j)          1,080,890
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                              5.88          11,700,000(j)          2,816,073
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                              6.35          11,633,000(j)          1,628,620
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              1.50           7,413,000(j)          2,040,058
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                              5.57           2,660,242             2,618,237
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                              6.31           1,645,000               252,343
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                              6.66           1,065,000               167,622
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                              7.01           1,565,000               253,706
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                              2.74           2,676,735(k)          2,643,276
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                              2.78          14,950,000(k)         13,133,425
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                              5.45           3,850,000(d)          3,800,990
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                              5.24           3,120,000(m)          3,186,768
                                                                      ---------------
Total                                                                     101,506,354
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (12.5%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                              5.14           2,325,000             2,287,468


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
29 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                              5.45%        $15,170,000           $14,205,059
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                              4.00             208,567               199,751
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                              4.57           1,890,000             1,835,324
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A2
 01-12-45                              5.33          10,000,000             9,720,700
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                              5.47           6,850,000             6,673,407
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                              5.25             114,608               114,762
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                              5.68          17,625,000            17,714,135
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                              4.15             577,591(d)            573,946
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                              5.43           3,841,000             3,766,055
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                              5.89          15,200,000            14,944,543
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                              5.23           1,800,000             1,734,761
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                              7.03           7,442,416             7,542,902
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                              3.40           1,475,000(d,k)        1,371,483
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                              6.01          16,630,000            16,621,289
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                              3.40          11,500,000(d,k)       10,925,000
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                              5.66           6,800,000             6,832,146
Credit Suisse Mtge Capital Ctfs
 Series 2006-C4 Cl A3
 09-15-39                              5.47             380,000               368,447
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                              5.72           7,550,000             7,495,511
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                              6.18          12,000,000            12,215,034
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                              4.60           2,900,000             2,840,474
CS First Boston Mtge Securities
 Series 2005-C5 Cl A4
 08-15-38                              5.10          22,885,000            20,533,683
Federal Natl Mtge Assn #385683
 02-01-13                              4.83           3,003,026             3,052,872
Federal Natl Mtge Assn #387486
 07-01-15                              4.70           9,306,197             9,295,093
Federal Natl Mtge Assn #555806
 10-01-13                              5.10             961,353               990,260
Federal Natl Mtge Assn #735029
 09-01-13                              5.32             107,698               111,161
Federal Natl Mtge Assn #735390
 03-01-16                              4.87           2,555,235             2,593,384
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                              4.72              85,525                87,071
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                              4.77           2,300,000             2,241,668
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                              4.77           3,574,724(d)          3,559,994
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                              5.25           3,850,000(d)          3,877,097
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                              4.86          16,256,000            15,540,736
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                              4.88           1,675,000             1,647,250
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                              5.44          52,195,000            50,782,989
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
 03-10-39                              5.48           5,150,000             4,620,713
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                              4.96           3,075,000             3,034,246
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                              5.55           5,125,000             5,110,193
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                              3.93           8,650,000(d,k)        6,926,158
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                              5.99           5,475,000             3,081,604
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                              4.39           2,608,181             2,506,201
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                              4.13           2,492,208             2,426,700
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                              3.97             941,591               911,771
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                              4.77           5,575,000             5,491,141
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                              5.25           1,100,000             1,085,311
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                              4.18           2,000,000             1,971,103
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                              4.48           9,074,352             8,836,672
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                              5.00          18,835,000            16,241,948
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                              5.34          17,910,000            16,512,413
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                              5.48           5,775,000             5,710,703
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                              5.49           4,550,000             4,383,855
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                              5.79          17,250,000            17,091,269
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                              5.90          13,300,000            11,804,166
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                              6.20           5,700,000(d)          3,622,575
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                              5.42          21,000,000            20,163,746
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
 09-15-26                              4.56              60,000                58,960
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
 09-15-31                              4.85           3,000,000             2,955,426
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                              3.97           2,250,000             2,120,625
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                              4.93           5,950,000             5,631,378
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                              5.86           6,925,000             6,941,992
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                              5.37           6,395,000             6,164,161
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                              5.42           5,200,000             5,004,964
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                              5.86           8,400,000             8,375,679


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
30 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                              5.87%         $8,075,000            $7,969,473
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                              4.34           1,377,905             1,364,080
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                              4.59           2,475,000             2,347,191
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                              5.97           5,575,000             5,525,461
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                              6.08           7,400,000             7,448,248
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                              6.10          11,925,000            12,226,640
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                              5.08          13,125,000(d)         13,013,633
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                              4.94          23,240,000            22,793,115
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                              5.09           3,075,000             2,974,105
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                              5.56          37,000,000            35,503,948
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                              5.58           3,950,000             3,759,331
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                              5.73           6,100,000             5,793,679
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                              5.31          12,825,000            12,433,743
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                              5.34           5,803,000             5,623,441
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
 04-15-47                              5.51           3,075,000             2,967,702
                                                                      ---------------
Total                                                                     574,824,918
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (45.2%)(F,N)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                              5.69           4,466,235(l)          3,614,458
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                              5.92           5,155,417(l)          4,579,402
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                              6.19           6,965,019(l)          6,549,887
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                              2.76          11,959,555(l)          9,115,201
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                              2.79          16,039,424(l)         12,190,466
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                              6.00           2,384,937             2,089,085
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                              4.75           1,795,337             1,784,678
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                              6.00           4,368,946             4,082,234
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                              6.00          26,453,460            24,745,352
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                              7.25             482,376(d,i)          301,485
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                              5.87           5,843,094(l)          4,595,302
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                              6.00          19,090,645            18,955,668
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
 09-25-37                              6.00           6,907,089             6,647,375
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                              6.21           7,124,784(l)          6,482,841
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                              5.10           5,800,000(d,l)        5,444,861
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                              5.98          16,982,710(l)         15,273,164
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                              5.00           9,391,938             8,950,224
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                              7.73           6,713,931(j)          1,058,585
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                              4.75           1,578,626             1,569,254
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                              5.50          18,923,095            16,115,676
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                              2.85           5,227,883(k)          4,147,514
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                              5.50           3,063,816             2,967,405
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                              5.50           3,084,060             2,989,093
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                              5.50           5,784,843             5,517,762
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                              7.50           2,486,685             2,418,001
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                              5.50           2,131,403             1,976,829
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                              6.00           6,015,541             5,712,595
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                              6.00           5,685,496             5,088,195
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                              6.00          12,418,125            10,947,819
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                              6.00          15,732,965            13,864,046
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                              6.00          20,103,963            18,583,601
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                              6.50          23,881,852            18,762,180
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                              6.50          23,780,591            22,490,309


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
31 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                              2.95%        $11,025,929(k)         $7,456,148
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                              3.10          19,836,240(k)          9,846,065
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                              5.50          16,569,954            16,100,040
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
 03-25-35                              5.11             229,254(l)            222,232
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                              5.61           6,951,401(l)          4,938,108
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                              7.00           3,190,143(d)          3,166,837
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                              5.35           4,220,653(l)          3,715,398
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 2A1
 03-20-36                              5.33           9,542,771(l)          6,672,781
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
 09-20-36                              5.87           7,856,160(l)          7,075,493
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                              6.50          26,005,680            26,089,995
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                              6.00          13,385,721(l)         12,417,758
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                              6.00           1,591,956             1,571,190
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 12-25-34                              6.00          14,916,982            14,699,638
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                              2.69           5,768,220(k)          5,679,620
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
 06-25-37                              2.71           4,945,284(k)          4,616,491
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                              5.30          18,820,191(j)            111,745
Federal Home Loan Mtge Corp
 04-01-38                              6.00          44,900,000(e)         46,029,513
 04-01-38                              6.50          52,000,000(e)         53,933,750
Federal Home Loan Mtge Corp #1G3723
 08-01-37                              6.18           4,661,834(l)          4,719,627
Federal Home Loan Mtge Corp #1J0283
 02-01-37                              5.83          10,569,202(l)         10,760,238
Federal Home Loan Mtge Corp #1J1445
 01-01-37                              5.90          19,115,495(l)         19,594,258
Federal Home Loan Mtge Corp #A27373
 10-01-34                              6.50             510,742               531,635
Federal Home Loan Mtge Corp #B11452
 12-01-18                              6.00           1,374,796             1,415,724
Federal Home Loan Mtge Corp #B11835
 01-01-19                              5.50              95,401                97,809
Federal Home Loan Mtge Corp #B12280
 02-01-19                              5.50             116,276               119,211
Federal Home Loan Mtge Corp #C00356
 08-01-24                              8.00              84,155                91,454
Federal Home Loan Mtge Corp #C14412
 09-01-28                              6.00           1,185,118             1,225,890
Federal Home Loan Mtge Corp #C46101
 08-01-29                              6.50             235,088               246,134
Federal Home Loan Mtge Corp #C53878
 12-01-30                              5.50             891,075               904,335
Federal Home Loan Mtge Corp #C59161
 10-01-31                              6.00           2,551,891             2,636,099
Federal Home Loan Mtge Corp #C79930
 06-01-33                              5.50           2,270,719             2,300,504
Federal Home Loan Mtge Corp #C80198
 08-01-24                              8.00              51,769                56,259
Federal Home Loan Mtge Corp #C80253
 01-01-25                              9.00              50,738                56,498
Federal Home Loan Mtge Corp #C90613
 01-01-23                              5.00              44,461                44,815
Federal Home Loan Mtge Corp #C90683
 06-01-23                              5.00              89,023                89,732
Federal Home Loan Mtge Corp #C90767
 12-01-23                              6.00           3,424,662             3,539,684
Federal Home Loan Mtge Corp #D95319
 03-01-22                              6.00             374,997               387,850
Federal Home Loan Mtge Corp #D96300
 10-01-23                              5.50             306,059               311,839
Federal Home Loan Mtge Corp #D96348
 10-01-23                              5.50             149,089               151,904
Federal Home Loan Mtge Corp #E01127
 02-01-17                              6.50           2,101,204             2,202,149
Federal Home Loan Mtge Corp #E01419
 05-01-18                              5.50           1,217,223             1,248,425
Federal Home Loan Mtge Corp #E98725
 08-01-18                              5.00           3,770,321             3,828,030
Federal Home Loan Mtge Corp #E99684
 10-01-18                              5.00           3,281,378             3,332,979
Federal Home Loan Mtge Corp #G01108
 04-01-30                              7.00           1,749,684             1,858,899
Federal Home Loan Mtge Corp #G01410
 04-01-32                              7.00              70,152                74,268
Federal Home Loan Mtge Corp #G01427
 12-01-31                              6.50             571,675               597,839
Federal Home Loan Mtge Corp #G01535
 04-01-33                              6.00             473,489               491,841
Federal Home Loan Mtge Corp #G02757
 06-01-36                              5.00          30,763,681            30,509,466
Federal Home Loan Mtge Corp #G03419
 07-01-37                              6.00          42,949,120            44,082,112
Federal Home Loan Mtge Corp #G30225
 02-01-23                              6.00           4,435,406             4,587,439
Federal Home Loan Mtge Corp #H01089
 08-01-37                              6.00          37,241,903            37,851,668
Federal Home Loan Mtge Corp #H01724
 09-01-37                              6.00          15,954,206            16,246,492
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                             27.78             156,016(j)             10,258
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                              6.60           4,924,564(j)          1,069,554
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                             71.70             244,589(j)              2,406
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                             62.25             760,874(j)              7,456
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
 06-15-32                             25.39           7,743,587(j,p)          723,939
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                              7.00             442,138               442,138
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                              5.50           4,334,064             4,413,879
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                              6.50           1,626,107             1,722,098
Federal Natl Mtge Assn
 04-01-23                              5.50           2,000,000(e)          2,041,250
 04-01-38                              5.00          15,000,000(e)         14,842,968
 04-01-38                              6.00          73,950,000(e)         75,735,198
 04-01-38                              6.50          43,000,000(e)         44,528,517
Federal Natl Mtge Assn #125032
 11-01-21                              8.00              20,594                22,366


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
32 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #125474
 02-01-27                              7.50%           $525,546              $568,849
Federal Natl Mtge Assn #190353
 08-01-34                              5.00          10,876,240            10,788,592
Federal Natl Mtge Assn #190899
 04-01-23                              8.50             189,716               204,273
Federal Natl Mtge Assn #190988
 06-01-24                              9.00             197,866               215,462
Federal Natl Mtge Assn #252440
 05-01-29                              7.00             111,582               118,812
Federal Natl Mtge Assn #253883
 08-01-16                              6.00             495,369               511,315
Federal Natl Mtge Assn #254224
 02-01-17                              7.00             747,481               784,553
Federal Natl Mtge Assn #254560
 11-01-32                              5.00           2,706,048             2,687,660
Federal Natl Mtge Assn #254675
 01-01-23                              6.50             134,534               140,329
Federal Natl Mtge Assn #254916
 09-01-23                              5.50           3,621,525             3,688,552
Federal Natl Mtge Assn #255364
 09-01-34                              6.00             447,206               459,701
Federal Natl Mtge Assn #255788
 06-01-15                              5.50           4,116,416             4,274,332
Federal Natl Mtge Assn #256171
 03-01-26                              6.00          19,337,658            19,885,944
Federal Natl Mtge Assn #256339
 07-01-36                              5.50          19,455,805            19,513,978
Federal Natl Mtge Assn #257016
 12-01-37                              7.00          41,464,290            43,554,376
Federal Natl Mtge Assn #303727
 02-01-11                              6.00              47,856                48,986
Federal Natl Mtge Assn #323715
 05-01-29                              6.00              63,775                65,904
Federal Natl Mtge Assn #442411
 11-01-28                              6.50             988,777             1,034,058
Federal Natl Mtge Assn #445254
 12-01-13                              5.50           1,340,129             1,375,073
Federal Natl Mtge Assn #446964
 10-01-28                              6.00           3,088,708             3,191,792
Federal Natl Mtge Assn #450370
 01-01-29                              6.50           1,436,808             1,502,605
Federal Natl Mtge Assn #484820
 04-01-14                              5.50               7,172                 7,359
Federal Natl Mtge Assn #50553
 04-01-22                              8.00              72,751                79,100
Federal Natl Mtge Assn #510587
 08-01-29                              7.00             100,851               107,385
Federal Natl Mtge Assn #545339
 11-01-31                              6.50              81,428                85,911
Federal Natl Mtge Assn #545342
 04-01-13                              7.00             286,575               289,817
Federal Natl Mtge Assn #545869
 07-01-32                              6.50           1,308,933             1,368,929
Federal Natl Mtge Assn #545874
 08-01-32                              6.50             114,625               120,340
Federal Natl Mtge Assn #545885
 08-01-32                              6.50           2,556,450             2,697,055
Federal Natl Mtge Assn #545910
 08-01-17                              6.00           1,282,621             1,326,028
Federal Natl Mtge Assn #555340
 04-01-33                              5.50             123,692               125,790
Federal Natl Mtge Assn #555375
 04-01-33                              6.00           7,732,369             8,018,990
Federal Natl Mtge Assn #555376
 04-01-18                              4.50             165,930               165,842
Federal Natl Mtge Assn #555458
 05-01-33                              5.50           9,686,658             9,801,736
Federal Natl Mtge Assn #555528
 04-01-33                              6.00          21,449,966            22,107,995
Federal Natl Mtge Assn #555734
 07-01-23                              5.00           2,941,876             2,951,114
Federal Natl Mtge Assn #555740
 08-01-18                              4.50           1,537,146             1,541,709
Federal Natl Mtge Assn #576603
 03-01-15                              6.00           2,321,465             2,398,186
Federal Natl Mtge Assn #606882
 10-01-31                              7.00             409,340               435,448
Federal Natl Mtge Assn #609621
 11-01-31                              7.00           2,015,884             2,144,458
Federal Natl Mtge Assn #615135
 11-01-16                              6.00             141,545               146,101
Federal Natl Mtge Assn #617746
 08-01-32                              6.50             169,757               176,966
Federal Natl Mtge Assn #626720
 01-01-17                              6.00             122,103               126,034
Federal Natl Mtge Assn #630599
 05-01-32                              7.00           2,894,383             3,075,811
Federal Natl Mtge Assn #634367
 03-01-17                              6.50             782,495               817,402
Federal Natl Mtge Assn #645569
 06-01-32                              7.00             252,276               268,090
Federal Natl Mtge Assn #646938
 06-01-32                              7.00           1,240,540             1,318,300
Federal Natl Mtge Assn #647549
 08-01-17                              6.00           1,154,192             1,191,282
Federal Natl Mtge Assn #650009
 09-01-31                              7.50              13,376                14,473
Federal Natl Mtge Assn #650159
 10-01-32                              6.50           2,133,013             2,248,611
Federal Natl Mtge Assn #652600
 02-01-18                              5.50           4,905,475             5,035,071
Federal Natl Mtge Assn #667604
 10-01-32                              5.50           5,466,346             5,539,331
Federal Natl Mtge Assn #667721
 03-01-33                              6.00           1,688,563             1,747,468
Federal Natl Mtge Assn #667787
 02-01-18                              5.50             589,148               604,414
Federal Natl Mtge Assn #669925
 09-01-17                              6.50           1,854,612             1,952,293
Federal Natl Mtge Assn #670382
 09-01-32                              6.00           4,817,674             4,965,467
Federal Natl Mtge Assn #670387
 08-01-32                              7.00             625,986               666,456
Federal Natl Mtge Assn #672289
 12-01-17                              5.50             344,911               354,460
Federal Natl Mtge Assn #677089
 01-01-33                              5.50             142,430               144,332
Federal Natl Mtge Assn #677695
 02-01-33                              6.50             260,707               274,439
Federal Natl Mtge Assn #678028
 09-01-17                              6.00             418,208               431,647
Federal Natl Mtge Assn #683116
 02-01-33                              6.00             481,030               495,787
Federal Natl Mtge Assn #684585
 02-01-33                              5.50             463,134               470,610
Federal Natl Mtge Assn #684586
 03-01-33                              6.00           1,465,781             1,518,740
Federal Natl Mtge Assn #684601
 03-01-33                              6.00           1,070,855             1,111,373
Federal Natl Mtge Assn #687051
 01-01-33                              6.00           5,074,913             5,194,337
Federal Natl Mtge Assn #687736
 02-01-33                              5.50           2,503,347             2,535,271
Federal Natl Mtge Assn #688691
 03-01-33                              5.50             454,036               459,826
Federal Natl Mtge Assn #689093
 07-01-28                              5.50           1,328,347             1,348,234
Federal Natl Mtge Assn #694316
 03-01-18                              5.50           1,367,654             1,403,892
Federal Natl Mtge Assn #694546
 03-01-33                              5.50           1,431,794             1,450,052
Federal Natl Mtge Assn #694628
 04-01-33                              5.50           2,025,216             2,059,877
Federal Natl Mtge Assn #694795
 04-01-33                              5.50           2,578,760             2,622,560
Federal Natl Mtge Assn #694988
 03-01-33                              5.50           5,024,621             5,103,597
Federal Natl Mtge Assn #695202
 03-01-33                              6.50           1,559,948             1,623,859
Federal Natl Mtge Assn #704610
 06-01-33                              5.50             147,011               148,886
Federal Natl Mtge Assn #705096
 06-01-18                              5.00             387,354               393,292
Federal Natl Mtge Assn #709901
 06-01-18                              5.00           2,306,178             2,341,672
Federal Natl Mtge Assn #711501
 05-01-33                              5.50           1,188,366             1,207,157
Federal Natl Mtge Assn #720378
 06-01-18                              4.50           3,067,355             3,065,723
Federal Natl Mtge Assn #723687
 08-01-28                              5.50           2,078,485             2,109,603
Federal Natl Mtge Assn #724867
 06-01-18                              5.00              83,208                84,494
Federal Natl Mtge Assn #725232
 03-01-34                              5.00          11,464,949            11,379,249
Federal Natl Mtge Assn #725284
 11-01-18                              7.00              82,181                86,369
Federal Natl Mtge Assn #725424
 04-01-34                              5.50          43,314,827            43,867,198
Federal Natl Mtge Assn #725425
 04-01-34                              5.50          13,278,716            13,451,915
Federal Natl Mtge Assn #725431
 08-01-15                              5.50              63,378                65,030
Federal Natl Mtge Assn #725684
 05-01-18                              6.00           4,018,265             4,179,049
Federal Natl Mtge Assn #725719
 07-01-33                              4.85           3,028,130(l)          3,066,042
Federal Natl Mtge Assn #725773
 09-01-34                              5.50          16,500,376            16,698,681


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
33 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725813
 12-01-33                              6.50%         $5,756,355            $5,992,193
Federal Natl Mtge Assn #726940
 08-01-23                              5.50              49,374                50,694
Federal Natl Mtge Assn #730153
 08-01-33                              5.50             501,356               507,750
Federal Natl Mtge Assn #730231
 08-01-23                              5.50           5,509,736             5,611,711
Federal Natl Mtge Assn #731075
 07-01-18                              5.50             103,390               106,208
Federal Natl Mtge Assn #731417
 09-01-18                              5.50           1,229,156             1,262,984
Federal Natl Mtge Assn #732094
 08-01-18                              5.50              62,061                63,720
Federal Natl Mtge Assn #735212
 12-01-34                              5.00          23,769,980            23,578,425
Federal Natl Mtge Assn #735224
 02-01-35                              5.50          36,980,688            37,452,283
Federal Natl Mtge Assn #735841
 11-01-19                              4.50           8,319,896             8,305,757
Federal Natl Mtge Assn #742840
 10-01-18                              5.50           1,011,981             1,038,622
Federal Natl Mtge Assn #743262
 10-01-18                              5.00           2,315,399             2,350,271
Federal Natl Mtge Assn #743455
 10-01-18                              5.50           3,828,614             3,929,147
Federal Natl Mtge Assn #743579
 11-01-33                              5.50              86,395                87,496
Federal Natl Mtge Assn #745079
 12-01-20                              5.00             495,436               501,211
Federal Natl Mtge Assn #745275
 02-01-36                              5.00          29,084,039            28,828,391
Federal Natl Mtge Assn #745278
 06-01-19                              4.50          14,308,507            14,300,897
Federal Natl Mtge Assn #745283
 01-01-36                              5.50          47,359,534            47,904,243
Federal Natl Mtge Assn #745355
 03-01-36                              5.00           8,813,080             8,735,613
Federal Natl Mtge Assn #745392
 12-01-20                              4.50          36,822,507            36,759,928
Federal Natl Mtge Assn #745563
 08-01-34                              5.50          13,390,286            13,561,045
Federal Natl Mtge Assn #747584
 11-01-28                              5.50           3,513,756             3,566,362
Federal Natl Mtge Assn #753074
 12-01-28                              5.50             121,339               123,155
Federal Natl Mtge Assn #753919
 12-01-33                              4.94           2,878,651(l)          2,922,005
Federal Natl Mtge Assn #756844
 02-01-19                              5.00           1,800,374             1,823,720
Federal Natl Mtge Assn #759330
 01-01-19                              6.50              97,673               102,267
Federal Natl Mtge Assn #759342
 01-01-34                              6.50             679,756               713,055
Federal Natl Mtge Assn #761031
 01-01-34                              5.00             585,289               585,371
Federal Natl Mtge Assn #763703
 04-01-34                              5.50          22,970,275            23,246,338
Federal Natl Mtge Assn #763754
 02-01-29                              5.50             122,165               123,905
Federal Natl Mtge Assn #763798
 03-01-34                              5.50             211,318               214,515
Federal Natl Mtge Assn #765758
 02-01-19                              5.00           2,153,995             2,184,522
Federal Natl Mtge Assn #765760
 02-01-19                              5.00             352,356               357,350
Federal Natl Mtge Assn #776962
 04-01-29                              5.00           8,044,811             8,045,935
Federal Natl Mtge Assn #776987
 04-01-29                              5.00             266,184               266,222
Federal Natl Mtge Assn #779676
 06-01-34                              5.00          21,883,592            21,707,239
Federal Natl Mtge Assn #785506
 06-01-34                              5.00             626,195               621,149
Federal Natl Mtge Assn #785738
 11-01-19                              5.00           7,939,539             8,042,496
Federal Natl Mtge Assn #791447
 10-01-34                              6.00             287,786               295,827
Federal Natl Mtge Assn #797232
 09-01-34                              5.50          14,360,611            14,533,200
Federal Natl Mtge Assn #811114
 02-01-35                              5.50          17,876,882            18,082,495
Federal Natl Mtge Assn #815264
 05-01-35                              5.22             256,558(l)            262,348
Federal Natl Mtge Assn #829227
 08-01-35                              6.00             409,382               420,111
Federal Natl Mtge Assn #831870
 11-01-36                              6.50             650,673               674,497
Federal Natl Mtge Assn #833731
 07-01-20                              5.00          13,689,108            13,848,686
Federal Natl Mtge Assn #837258
 09-01-35                              4.93           1,842,979(l)          1,873,775
Federal Natl Mtge Assn #838324
 09-01-36                              6.11          22,230,372(l)         22,683,659
Federal Natl Mtge Assn #872916
 06-01-36                              6.50             229,717               239,344
Federal Natl Mtge Assn #878661
 02-01-36                              5.50          13,652,870            13,693,692
Federal Natl Mtge Assn #881629
 02-01-36                              5.50          10,322,533            10,353,398
Federal Natl Mtge Assn #883201
 07-01-36                              6.50           3,071,812             3,192,396
Federal Natl Mtge Assn #885871
 06-01-36                              7.00           4,675,347             4,951,797
Federal Natl Mtge Assn #886291
 07-01-36                              7.00             151,361               159,978
Federal Natl Mtge Assn #886404
 08-01-36                              6.50           9,445,527             9,791,360
Federal Natl Mtge Assn #886464
 08-01-36                              6.50           4,721,334             4,894,198
Federal Natl Mtge Assn #887096
 07-01-36                              5.81          10,090,635(l)         10,280,515
Federal Natl Mtge Assn #887589
 07-01-36                              6.50           6,352,357             6,618,523
Federal Natl Mtge Assn #888414
 11-01-35                              5.00           7,537,887             7,471,630
Federal Natl Mtge Assn #899938
 12-01-37                              7.00          19,023,436            19,982,349
Federal Natl Mtge Assn #928860
 11-01-37                              8.00           7,994,725             8,540,249
Federal Natl Mtge Assn #940811
 07-01-37                              6.50           9,731,613            10,087,244
Federal Natl Mtge Assn #942502
 08-01-37                              7.00          26,853,630            28,207,238
Federal Natl Mtge Assn #949090
 09-01-37                              6.50          11,127,244            11,430,496
Federal Natl Mtge Assn #950788
 10-01-37                              6.50          26,997,856            27,984,461
Federal Natl Mtge Assn #959716
 11-01-37                              7.00           1,168,524             1,227,425
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             10.54          16,965,207(j)          3,724,331
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             14.25           1,456,586(j)            207,575
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                             10.56           1,349,308(j)            162,391
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                              7.05          11,921,365(j)          2,615,250
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                              6.48          30,003,313(j)          6,085,047
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                              8.00           1,235,773             1,309,543
Govt Natl Mtge Assn
 04-01-38                              5.50          29,000,000(e)         29,550,548
 04-01-38                              6.00          30,000,000(e)         30,944,532
Govt Natl Mtge Assn #604708
 10-15-33                              5.50           3,230,232             3,302,152
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                             19.09           2,451,622(j)            336,820
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             63.30             428,788(j)             21,745
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                              2.90           3,103,421(l)          2,193,923


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
34 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                              2.65%         $7,921,855(l)         $7,459,455
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                              2.85          11,042,220(l)          7,228,796
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                              4.50          38,861,194(j)            133,585
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                              5.84           4,255,618(l)          4,087,288
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR35 Cl 2A2
 01-25-37                              2.70           5,159,709(l)          4,995,114
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
 05-25-37                              6.35          13,852,928(l)         10,760,816
JP Morgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 4A5
 11-25-34                              6.00           6,450,989             6,356,996
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
 02-27-46                              7.00              16,504(d)             16,421
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                              6.50          28,151,846            25,779,543
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                              5.00           2,824,709             2,833,544
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                              6.00              65,317                63,433
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                              5.00           1,992,245             2,045,039
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                              5.00           2,781,256             2,667,781
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                              5.50             300,000               266,460
MASTR Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
 10-25-19                              4.50          14,162,808            14,003,476
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
 04-25-37                              2.78          13,023,137(k)         10,239,633
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                              6.00          23,753,296            21,942,751
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                              6.00           3,686,419             3,603,563
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                              5.93           6,892,466(l)          6,531,854
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                              5.50           9,641,222             9,367,803
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                              7.10          17,567,967(j)             65,880
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                              4.50           2,157,905             2,038,249
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                              5.29           6,988,944(l)          6,494,535
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                              5.94           4,873,205(l)          4,829,759
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                              5.33           8,384,386(l)          6,525,606
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2003-16 Cl 1A1
 12-25-18                              4.75          19,301,064            18,719,394
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                              5.00          23,683,234            21,961,226
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                              5.50          17,791,744            16,397,594
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                              5.50           6,520,240             6,450,963
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                              6.02           4,622,870(l)          4,577,798
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                              5.11           8,702,933(l)          8,373,195
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                              6.00          22,571,986            21,997,755
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                              6.00           9,132,353             8,542,674
                                                                      ---------------
Total                                                                   2,081,904,565
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (0.2%)
DRS Technologies
 11-01-13                              6.88             549,000               538,020
Lockheed Martin
 Sr Unsecured
 03-14-13                              4.12           7,530,000             7,534,367
                                                                      ---------------
Total                                                                       8,072,387
-------------------------------------------------------------------------------------


BANKING (2.3%)
Citigroup
 Sr Unsecured
 02-14-11                              5.13           5,355,000             5,387,585
 03-05-38                              6.88          13,980,000            13,942,338
Credit Suisse New York
 Sub Nts
 02-15-18                              6.00           6,320,000             6,306,412
JPMorgan Chase & Co
 Sr Nts
 01-15-18                              6.00          12,710,000            13,352,363
JPMorgan Chase Bank
 Sub Nts
 10-01-17                              6.00           8,580,000             8,942,273
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                              5.63          22,235,000            17,716,311
Popular North America
 10-01-08                              3.88          39,301,000            39,159,085
Regions Bank
 Sub Nts
 06-26-37                              6.45             870,000               711,208
                                                                      ---------------
Total                                                                     105,517,575
-------------------------------------------------------------------------------------


BROKERAGE (1.2%)
Goldman Sachs Group
 Sr Unsecured
 04-01-18                              6.15          11,775,000(e)         11,733,081
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                              6.20          23,465,000            23,144,093
Merrill Lynch & Co
 02-05-13                              5.45           9,730,000             9,540,168


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
35 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
BROKERAGE (CONT.)
Morgan Stanley
 Sr Unsecured
 12-28-17                              5.95%         $1,780,000            $1,720,293
 04-01-18                              6.63          10,625,000(e)         10,628,740
                                                                      ---------------
Total                                                                      56,766,375
-------------------------------------------------------------------------------------


CHEMICALS (--%)
NALCO
 11-15-11                              7.75           2,095,000             2,121,188
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.3%)
Clorox
 Sr Unsecured
 10-15-12                              5.45           3,800,000             3,923,272
 03-01-13                              5.00           8,920,000             8,959,159
                                                                      ---------------
Total                                                                      12,882,431
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.2%)
General Electric
 Sr Unsecured
 12-06-17                              5.25           7,550,000             7,561,778
Tyco Electronics Group
 10-01-12                              6.00           2,180,000(c,d)        2,234,369
                                                                      ---------------
Total                                                                       9,796,147
-------------------------------------------------------------------------------------


ELECTRIC (2.7%)
Consumers Energy
 1st Mtge Series F
 05-15-10                              4.00           2,125,000             2,128,090
Consumers Energy
 1st Mtge Series H
 02-17-09                              4.80          15,670,000(u)         15,772,230
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                              7.38          11,935,000            12,753,430
Exelon
 Sr Unsecured
 06-15-10                              4.45          14,945,000            15,098,320
FirstEnergy
 Sr Unsecured Series B
 11-15-11                              6.45           2,785,000             2,908,710
Florida Power
 1st Mtge
 03-01-13                              4.80           3,635,000             3,744,159
Indiana Michigan Power
 Sr Unsecured
 03-15-37                              6.05          14,270,000(u)         12,624,098
IPALCO Enterprises
 Sr Secured
 11-14-08                              8.38             265,000               268,313
 11-14-11                              8.63           1,765,000             1,857,663
Majapahit Holding
 10-17-16                              7.75             620,000(c,d)          610,700
Metropolitan Edison
 Sr Secured
 03-15-10                              4.45           1,955,000             1,975,844
Michigan Strategic Fund
 04-01-35                              7.45           2,725,000(i,k)        2,725,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                              8.56             107,689               116,843
Nevada Power
 Series M
 03-15-16                              5.95           3,560,000             3,498,099
NiSource Finance
 03-01-13                              6.15           4,740,000             4,899,373
Northern States Power
 1st Mtge
 03-01-18                              5.25           3,725,000             3,788,847
Northern States Power
 Sr Unsecured
 08-01-09                              6.88           5,360,000             5,576,314
Ohio Air Quality Development Authority
 11-01-40                              7.81           9,800,000(i,k)        9,800,000
Portland General Electric
 03-15-10                              7.88           3,170,000             3,402,336
Potomac Electric Power
 Sr Secured
 06-01-35                              5.40           3,385,000             2,843,806
Progress Energy Carolinas
 1st Mtge
 04-01-38                              6.30           2,215,000             2,279,833
Public Service Company of Colorado
 Sr Unsecured Series A
 07-15-09                              6.88           4,365,000             4,521,446
Sierra Pacific Power
 Series M
 05-15-16                              6.00          11,860,000            11,687,283
                                                                      ---------------
Total                                                                     124,880,737
-------------------------------------------------------------------------------------


ENTERTAINMENT (--%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                              9.30           2,026,570(i)          2,016,438
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (2.2%)
Cadbury Schweppes US Finance LLC
 10-01-08                              3.88          42,290,000(d,u)       42,198,906
ConAgra Foods
 Sr Unsecured
 09-15-11                              6.75           4,725,000             5,094,760
Cott Beverages USA
 12-15-11                              8.00           3,250,000             2,632,500
Diageo Capital
 01-30-13                              5.20           4,800,000(c)          4,965,826
Hershey
 Sr Unsecured
 04-01-13                              5.00           9,245,000             9,338,301
HJ Heinz
 Sr Unsecured
 12-01-08                              6.43          10,690,000(d)         10,870,875
Kellogg
 Sr Unsecured
 03-06-13                              4.25           8,565,000             8,550,611
Molson Coors Capital Finance
 09-22-10                              4.85          16,215,000(c,u)       16,525,890
                                                                      ---------------
Total                                                                     100,177,669
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                              8.00             380,000               347,700
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
 10-15-09                              4.00           4,225,000             4,204,720
-------------------------------------------------------------------------------------


GAS PIPELINES (1.2%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                              7.75           4,080,000             4,407,746
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                              6.80          20,585,000(u)         21,223,279
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                              6.75           2,900,000             3,038,089
Northern Natural Gas
 Sr Unsecured
 02-15-37                              5.80           2,035,000(d)          1,933,124
Northwest Pipeline
 Sr Unsecured
 04-15-17                              5.95           4,535,000             4,472,644
Southern Natural Gas
 Sr Unsecured
 04-01-17                              5.90           7,750,000(d,u)        7,575,865
Southern Star Central
 Sr Nts
 03-01-16                              6.75           1,750,000(u)          1,680,000
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                              6.40           5,436,000             5,578,695
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                              7.00           7,090,000             7,488,813
                                                                      ---------------
Total                                                                      57,398,255
-------------------------------------------------------------------------------------


HEALTH CARE (0.2%)
Cardinal Health
 Sr Unsecured
 06-15-12                              5.65           4,810,000             5,030,875
Omnicare
 12-15-13                              6.75           2,180,000             1,945,650
 12-15-15                              6.88             375,000               326,250
                                                                      ---------------
Total                                                                       7,302,775
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.5%)
Aetna
 Sr Unsecured
 12-15-37                              6.75           3,665,000             3,534,599
Coventry Health Care
 Sr Unsecured
 08-15-14                              6.30           4,225,000             4,244,418
UnitedHealth Group
 02-15-38                              6.88           7,005,000             6,680,038
UnitedHealth Group
 Sr Unsecured
 11-15-37                              6.63           9,980,000             9,234,415
                                                                      ---------------
Total                                                                      23,693,470
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
36 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)


INDEPENDENT ENERGY (1.3%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                              3.20%         $2,760,000(k)         $2,707,764
 09-15-16                              5.95          14,780,000            15,284,707
Canadian Natural Resources
 Sr Unsecured
 02-01-39                              6.75           6,270,000(c)          6,438,350
EnCana
 11-01-11                              6.30           9,465,000(c)         10,064,229
EnCana
 Sr Nts
 10-15-13                              4.75           1,940,000(c)          1,885,971
XTO Energy
 Sr Unsecured
 02-01-14                              4.90          18,665,000            18,451,473
 01-31-15                              5.00           2,450,000             2,441,327
 06-30-15                              5.30           1,930,000             1,952,021
                                                                      ---------------
Total                                                                      59,225,842
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.2%)
Marathon Oil
 Sr Unsecured
 03-15-18                              5.90           9,750,000             9,816,593
TNK-BP Finance
 03-13-18                              7.88             705,000(c,d)          724,331
                                                                      ---------------
Total                                                                      10,540,924
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.6%)
Lincoln Natl
 Sr Unsecured
 10-09-37                              6.30           3,785,000             3,506,575
Pricoa Global Funding I
 Secured
 10-18-12                              5.40           7,255,000(d)          7,539,251
Principal Life Income Funding
 Sr Secured
 12-14-12                              5.30           6,635,000             6,796,423
Prudential Financial
 Sr Unsecured
 12-01-37                              6.63          11,115,000            10,817,674
                                                                      ---------------
Total                                                                      28,659,923
-------------------------------------------------------------------------------------


MEDIA CABLE (1.1%)
Comcast
 03-15-11                              5.50          15,965,000            16,140,136
 03-15-37                              6.45          18,905,000            17,814,919
Comcast MO of Delaware LLC
 09-01-08                              9.00          12,700,000            12,902,273
CSC Holdings
 Sr Unsecured Series B
 07-15-09                              8.13           3,077,000             3,107,770
                                                                      ---------------
Total                                                                      49,965,098
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.1%)
British Sky Broadcasting Group
 02-23-09                              6.88          19,842,000(c)         20,364,697
 02-15-18                              6.10           9,785,000(c,d)        9,762,631
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
 08-15-10                              8.50             335,000               325,788
EchoStar DBS
 10-01-13                              7.00             285,000               268,613
 10-01-14                              6.63             820,000               746,200
 02-01-16                              7.13           1,125,000             1,049,063
News America
 12-15-35                              6.40          10,720,000            10,403,964
News America
 Sr Unsecured
 11-15-37                              6.65           2,760,000(d)          2,764,775
Reed Elsevier Capital
 08-01-11                              6.75           9,625,000            10,183,731
RH Donnelley
 Sr Disc Nts Series A-2
 01-15-13                              6.88             428,000               261,080
RH Donnelley
 Sr Unsecured
 01-15-13                              6.88           1,495,000               911,950
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                              6.13          23,135,000            21,209,357
Thomson
 Sr Unsecured
 08-15-09                              4.25           8,150,000(c)          8,141,508
 10-01-14                              5.70          11,690,000(c)         11,559,119
                                                                      ---------------
Total                                                                      97,952,476
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (--%)
American Express
 Sr Unsecured
 03-19-38                              8.15           1,370,000             1,513,398
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital
 Sr Unsecured
 11-22-16                              6.21             600,000(c,d)          555,000
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Owens-Brockway Glass Container
 05-15-13                              8.25           5,075,000             5,252,625
-------------------------------------------------------------------------------------


PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                              8.00           1,865,000             1,566,600
-------------------------------------------------------------------------------------


RAILROADS (0.5%)
CSX
 Sr Unsecured
 11-01-09                              4.88           2,310,000             2,332,315
 03-15-12                              6.30           5,375,000             5,558,379
 03-15-13                              5.75          13,081,000            13,237,514
 04-01-15                              6.25           3,840,000             3,893,994
                                                                      ---------------
Total                                                                      25,022,202
-------------------------------------------------------------------------------------


REITS (0.2%)
Brandywine Operating Partnership LP
 05-01-17                              5.70           5,820,000             4,721,882
ERP Operating LP
 Sr Unsecured
 06-15-17                              5.75           5,415,000             4,951,314
Simon Property Group LP
 Sr Unsecured
 12-01-16                              5.25           1,185,000             1,076,253
                                                                      ---------------
Total                                                                      10,749,449
-------------------------------------------------------------------------------------


RESTAURANTS (0.1%)
McDonald's
 Sr Unsecured
 03-01-18                              5.35           4,395,000             4,448,707
-------------------------------------------------------------------------------------


RETAILERS (0.9%)
Home Depot
 Sr Unsecured
 03-01-11                              5.20           2,565,000             2,590,612
Kohl's
 Sr Unsecured
 12-15-17                              6.25          16,675,000(u)         15,878,619
Macys Retail Holdings
 07-15-09                              4.80          21,236,000            20,985,499
                                                                      ---------------
Total                                                                      39,454,730
-------------------------------------------------------------------------------------


SUPERMARKETS (0.3%)
Kroger
 04-15-12                              6.75           5,105,000             5,518,913
 04-15-13                              5.00           7,440,000             7,486,500
                                                                      ---------------
Total                                                                      13,005,413
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                              8.00             140,000               137,200
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.7%)
Erac USA Finance
 10-15-17                              6.38          28,540,000(d)         25,788,744
FedEx
 04-01-09                              3.50           6,155,000(u)          6,118,999
                                                                      ---------------
Total                                                                      31,907,743
-------------------------------------------------------------------------------------


WIRELINES (4.9%)
AT&T
 Sr Unsecured
 03-15-11                              6.25          14,743,000            15,436,290
 02-01-18                              5.50           4,870,000             4,758,331
 01-15-38                              6.30          25,775,000            24,812,562
Sprint Capital
 03-15-32                              8.75           3,730,000             3,151,850
Telecom Italia Capital
 11-15-13                              5.25          41,982,000(c)         39,227,561
Telefonica Europe
 09-15-10                              7.75          22,715,000(c)         24,367,266
TELUS
 Sr Unsecured
 06-01-11                              8.00          56,731,000(c)         61,700,011
Verizon New York
 Sr Unsecured Series A
 04-01-12                              6.88          33,570,000            35,305,670
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                              5.65          12,583,000            12,875,932


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
37 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON          PRINCIPAL
ISSUER                              RATE             AMOUNT                  VALUE(a)
WIRELINES (CONT.)
Windstream
 08-01-16                              8.63%         $2,508,000            $2,464,110
 03-15-19                              7.00             535,000               465,450
                                                                      ---------------
Total                                                                     224,565,033
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $4,573,520,028)                                                 $4,525,332,289
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.3%)
NAME OF ISSUER AND TITLE OF        COUPON          PRINCIPAL
ISSUE                               RATE             AMOUNT                  VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                              6.71%        $14,790,000           $13,465,260
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $14,692,944)                                                       $13,465,260
-------------------------------------------------------------------------------------



SENIOR LOANS(q) (0.6%)
                                   COUPON          PRINCIPAL
BORROWER                            RATE             AMOUNT                  VALUE(a)
CONSUMER CYCLICAL SERVICES (--%)
West Corp
 Tranche B2 Term Loan
 10-24-13                         5.08-6.09%         $2,473,750            $2,148,452
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                    TBD             303,472(e,r,s)        279,491
Community Health Systems
 Term Loan
 07-25-14                              5.34           5,933,748             5,464,863
HCA
 Tranche B Term Loan
 11-14-13                              4.95           7,160,617             6,585,048
                                                                      ---------------
Total                                                                      12,329,402
-------------------------------------------------------------------------------------


LIFE INSURANCE (--%)
Asurion
 1st Lien Term Loan
 07-03-14                              6.10           2,585,000             2,171,400
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
 03-06-13                              5.26           5,162,763             4,357,939
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.2%)
Idearc
 Tranche B Term Loan
 11-17-14                         4.70-4.71           4,816,338             3,845,846
Nielsen Finance
 Term Loan
 08-09-13                              5.35           3,107,117(c)          2,792,956
Univision Communications
 Delayed Draw Term Loan
 TBD                                    TBD              48,125(e,r,s)         37,818
Univision Communications
 Term Loan
 09-29-14                         4.95-5.49           1,385,993             1,089,155
                                                                      ---------------
Total                                                                       7,765,775
-------------------------------------------------------------------------------------

TOTAL SENIOR LOANS(Q)
(Cost: $32,872,547)                                                       $28,772,968
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                    3,450,000(b)                 $3
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $--)                                                                        $3
-------------------------------------------------------------------------------------



MONEY MARKET FUND (9.4%)(h)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                    432,298,776(t)       $432,298,776
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $432,298,776)                                                     $432,298,776
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,053,384,295)(w)                                              $4,999,869,296
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                               469          $55,715,737       June 2008         $1,625,323
U.S. Treasury Note, 2-year                            282           60,533,062       June 2008            318,633
U.S. Treasury Note, 5-year                         (1,322)        (151,017,850)      June 2008         (1,109,361)
U.S. Treasury Note, 10-year                        (2,279)        (271,094,183)      June 2008         (4,686,956)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $(3,852,361)
------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
38 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund


CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                                                                 NOTIONAL
                                  REFERENCED         BUY/SELL    PAY/RECEIVE     EXPIRATION      PRINCIPAL    UNREALIZED
COUNTERPARTY                        ENTITY          PROTECTION    FIXED RATE        DATE          AMOUNT     APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group                    Home Depot       Buy           .50%     March 20, 2011   $2,390,000      $73,842
Lehman Brothers                     Kinder Morgan
Special Financing                 Energy Partners       Buy           .41      March 20, 2011    2,900,000       46,946
Citibank                    Reed Elsevier Capital       Buy           .26      Sept. 20, 2011    2,430,000       50,452
Goldman Sachs Group                 ConAgra Foods       Buy           .18      Sept. 20, 2011    4,725,000       56,774
Goldman Sachs Group                   FirstEnergy       Buy           .60       Dec. 20, 2011    2,785,000       38,910
Goldman Sachs Group                        Kroger       Buy           .36      March 20, 2012    5,105,000       34,756
JP Morgan Chase Bank              Cardinal Health       Buy          .225       June 20, 2012    4,810,000       90,836
Citibank                                   Clorox       Buy           .31       Dec. 20, 2012    3,800,000       87,705
JP Morgan Chase Bank             NiSource Finance       Buy           .55       Dec. 20, 2012    4,740,000      218,712
Citibank                                   Kroger       Buy           .79      March 20, 2013    7,440,000           --
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          $698,933
-------------------------------------------------------------------------------------------------------------------------

                             UNREALIZED
COUNTERPARTY                DEPRECIATION
----------------------------------------
Goldman Sachs Group                $--
Lehman Brothers
Special Financing                   --
Citibank                            --
Goldman Sachs Group                 --
Goldman Sachs Group                 --
Goldman Sachs Group                 --
JP Morgan Chase Bank                --
Citibank                            --
JP Morgan Chase Bank                --
Citibank                       (56,908)
----------------------------------------
Total                         $(56,908)
----------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008


                                                CURRENCY TO           CURRENCY TO         UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED          BE RECEIVED        APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                       10,091,000            9,126,956             $--            $(88,215)
                                             Australian Dollar          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                       62,195,000              617,645              --              (6,570)
                                                  Japanese Yen          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                      866,005,000            8,497,201              --            (194,383)
                                                  Japanese Yen          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                      445,136,000            4,314,880              --            (152,688)
                                                  Japanese Yen          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                          808,000              134,338              --              (1,590)
                                                 Swedish Krona          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                       86,322,000           14,063,264              --            (458,440)
                                                 Swedish Krona          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                       49,116,000            7,963,229              --            (299,416)
                                                 Swedish Krona          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                          513,631              259,000              30                  --
                                                   U.S. Dollar        British Pound
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                          844,968              423,000              --              (6,055)
                                                   U.S. Dollar        British Pound
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                        4,642,460            4,764,000              --                (995)
                                                   U.S. Dollar      Canadian Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                        9,205,369            9,395,000              --             (53,266)
                                                   U.S. Dollar      Canadian Dollar
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                        9,220,891            9,119,000              --             (37,885)
                                                   U.S. Dollar          Swiss Franc
-----------------------------------------------------------------------------------------------------------------------
April 9, 2008                                       21,518,246           10,880,000          59,465                  --
                                                   U.S. Dollar        British Pound
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                       $59,495         $(1,299,503)
-----------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 5.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $210,770,787 or 4.6% of net assets.


--------------------------------------------------------------------------------
39 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

(e) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $316,854,667.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  At March 31, 2008, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.8% of net assets. The Fund's cash equivalent position is 7.6% of net assets.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
---------------------------------------------------------------
Banc of America Funding
  7.25% 2046                           11-14-06        $478,171
Michigan Strategic Fund
  7.45% 2035                           02-27-08       2,725,000
Ohio Air Quality Development
  Authority
  7.81% 2040                           02-28-08       9,800,000
United Artists Theatre Circuit
  Pass-Through Ctfs
  9.30% 2015                           12-08-95       2,026,570


(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2008.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(m) The following abbreviations are used in the portfolio security description(s) to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2008:

                                                  PRINCIPAL     SETTLEMENT      PROCEEDS
SECURITY                                            AMOUNT         DATE        RECEIVABLE       VALUE
--------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
 04-01-38 5.50%                                  $23,000,000     04-14-08     $22,913,750    $23,213,829


(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on March 31, 2008. At March 31, 2008, the value of inverse floaters represented 0.02% of net assets.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) At March 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                     $303,472
Univision Communications                                                       48,125

--------------------------------------------------------------------------------------
Total                                                                        $351,597
--------------------------------------------------------------------------------------


(s) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(t) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
40 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

(u) At March 31, 2008, investments in securities included securities valued at $7,247,684 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(v) This us a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(w) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $5,053,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $71,483,000
Unrealized depreciation                                                     (124,998,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(53,515,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
41 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Bond Fund

FAIR VALUE MEASUREMENT



Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                  FAIR VALUE AT MARCH 31, 2008
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                       $584,801,419      $4,297,996,955    $117,070,922    $4,999,869,296
Other financial instruments*                      (5,092,369)            642,025              --        (4,450,344)

------------------------------------------------------------------------------------------------------------------
Total                                           $579,709,050      $4,298,638,980    $117,070,922    $4,995,418,952
------------------------------------------------------------------------------------------------------------------




* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                     INVESTMENTS IN    OTHER FINANCIAL
                                                                       SECURITIES        INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                           $143,230,742        $(812,238)
  Accrued discounts/premiums                                              (819,767)              --
  Realized gain (loss)                                                      44,638                *
  Change in unrealized appreciation (depreciation)                     (22,371,417)         812,238
  Net purchases (sales)                                                 (3,013,274)              --
  Transfers in and/or out of Level 3                                            --               --

------------------------------------------------------------------------------------------------------
Balance as of March 31, 2008                                          $117,070,922              $--
------------------------------------------------------------------------------------------------------




* The realized gain (loss) earned during the period from Jan. 1, 2008 to March 31, 2008 for Other financial instruments was $(921,808).


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).




--------------------------------------------------------------------------------
42 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Equity Income Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.6%)
Goodrich                                               353,555            $20,332,948
Honeywell Intl                                         703,187             39,673,811
                                                                      ---------------
Total                                                                      60,006,759
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.1%)
United Parcel Service Cl B                             571,439             41,726,476
-------------------------------------------------------------------------------------


AIRLINES (1.0%)
AMR                                                    768,390(b)           6,930,877
Continental Airlines Cl B                              333,019(b)           6,403,955
Delta Air Lines                                        554,321(b)           4,767,161
Northwest Airlines                                     655,806(b)           5,895,696
UAL                                                    250,820              5,400,155
US Airways Group                                       663,605(b)           5,912,721
                                                                      ---------------
Total                                                                      35,310,565
-------------------------------------------------------------------------------------


AUTOMOBILES (2.1%)
Ford Motor                                           8,871,075(b)          50,742,549
General Motors                                       1,475,477(d)          28,107,837
                                                                      ---------------
Total                                                                      78,850,386
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Genentech                                              142,191(b)          11,543,065
-------------------------------------------------------------------------------------


CHEMICALS (4.2%)
Air Products & Chemicals                               163,899             15,078,708
Dow Chemical                                         1,867,681             68,824,045
EI du Pont de Nemours & Co                           1,538,554             71,942,785
                                                                      ---------------
Total                                                                     155,845,538
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.6%)
US Bancorp                                             381,326             12,339,709
Wells Fargo & Co                                       275,407              8,014,344
                                                                      ---------------
Total                                                                      20,354,053
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                       475,456             15,956,303
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                    402,106(c)           7,901,383
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.1%)
Hewlett-Packard                                      1,119,102             51,098,197
IBM                                                    538,000             61,945,320
                                                                      ---------------
Total                                                                     113,043,517
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                                  145,054             20,475,823
Insituform Technologies Cl A                           163,524(b)           2,261,537
                                                                      ---------------
Total                                                                      22,737,360
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.9%)
Bank of America                                      1,306,590             49,532,827
Citigroup                                            1,493,233             31,985,051
JPMorgan Chase & Co                                    591,240             25,393,758
                                                                      ---------------
Total                                                                     106,911,636
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
AT&T                                                 1,412,641             54,104,151
BT Group                                             2,216,132(c)           9,565,296
Deutsche Telekom ADR                                 1,902,081(c)          31,536,503
Telefonos de Mexico ADR Series L                       598,275(c)          22,495,140
Verizon Communications                                 829,001             30,217,086
                                                                      ---------------
Total                                                                     147,918,176
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                                840,757(c)          22,633,178
Hubbell Cl B                                           130,800              5,714,652
                                                                      ---------------
Total                                                                      28,347,830
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (6.4%)
Baker Hughes                                           623,789             42,729,547
BJ Services                                            645,232             18,395,564
Halliburton                                          1,803,893             70,947,111
Schlumberger                                           513,500             44,674,500
Tenaris ADR                                            352,510(c)          17,572,624
Transocean                                             295,287(b)          39,922,802
                                                                      ---------------
Total                                                                     234,242,148
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.2%)
Wal-Mart Stores                                      1,566,264             82,510,788
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.1%)
Carnival Unit                                        1,017,453             41,186,498
Royal Caribbean Cruises                              1,061,099(d)          34,910,157
                                                                      ---------------
Total                                                                      76,096,655
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.4%)
Centex                                                 150,284              3,638,376
DR Horton                                              236,178              3,719,804
KB Home                                                146,601              3,625,443
Pulte Homes                                            252,400              3,672,420
Stanley Works                                          825,670             39,318,404
Whirlpool                                              382,124             33,160,721
                                                                      ---------------
Total                                                                      87,135,168
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (7.3%)
3M                                                     492,517             38,982,721
General Electric                                     4,849,522            179,480,809
McDermott Intl                                         759,372(b)          41,628,773
Tyco Intl                                              179,600(c)           7,911,380
                                                                      ---------------
Total                                                                     268,003,683
-------------------------------------------------------------------------------------


INSURANCE (12.5%)
ACE                                                  1,135,778(c)          62,535,937
Allstate                                               611,417             29,384,701
American Intl Group                                    596,215             25,786,299
Aon                                                    572,605             23,018,721
Axis Capital Holdings                                  483,811(c)          16,439,898
Endurance Specialty Holdings                           616,914(c)          22,579,052
Everest Re Group                                        89,843(c)           8,043,644
Lincoln Natl                                           347,653             18,077,956
Loews                                                  995,507             40,039,292
Marsh & McLennan Companies                           2,106,107             51,283,705
Montpelier Re Holdings                                 935,880(c)          15,020,874
PartnerRe                                              167,753(c)          12,799,554
RenaissanceRe Holdings                                 350,132(c)          18,175,352
Safeco                                                 310,626             13,630,269
Travelers Companies                                  1,471,370             70,405,054
XL Capital Cl A                                      1,134,186(c)          33,515,196
                                                                      ---------------
Total                                                                     460,735,504
-------------------------------------------------------------------------------------


IT SERVICES (0.6%)
Computer Sciences                                      198,143(b)           8,082,253
Visa Cl A                                              220,904(b)          13,775,573
                                                                      ---------------
Total                                                                      21,857,826
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                          826,703             14,607,842
-------------------------------------------------------------------------------------


MACHINERY (11.5%)
Caterpillar                                          1,923,695            150,606,081
Deere & Co                                             770,466             61,976,285
Eaton                                                  632,786             50,414,061
Illinois Tool Works                                  1,039,539             50,136,966
Ingersoll-Rand Cl A                                  1,350,651(c)          60,212,022
Parker Hannifin                                        703,515             48,732,484
                                                                      ---------------
Total                                                                     422,077,899
-------------------------------------------------------------------------------------


MEDIA (1.0%)
CBS Cl B                                             1,598,730             35,299,958
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
Alcoa                                                  702,570             25,334,674
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
JC Penney                                              131,143              4,945,403
Macy's                                                 907,166             20,919,247
Nordstrom                                              155,406              5,066,236
                                                                      ---------------
Total                                                                      30,930,886
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (11.0%)
Anadarko Petroleum                                     276,573             17,432,396
Apache                                                 207,018             25,011,915
BP ADR                                                 940,527(c)          57,042,963
Chevron                                                963,568             82,250,163
ConocoPhillips                                         913,299             69,602,517
Devon Energy                                            92,799              9,681,720
EnCana                                                 183,268(c)          13,882,551
Marathon Oil                                         1,005,592             45,854,995
Petroleo Brasileiro ADR                                398,093(c)          40,649,276
Pioneer Natural Resources                              287,614             14,127,600
Spectra Energy                                         316,926              7,210,067
Total ADR                                              323,157(c)          23,916,850
                                                                      ---------------
Total                                                                     406,663,013
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (2.1%)
Intl Paper                                           2,001,640             54,444,608
Weyerhaeuser                                           330,565             21,499,948
                                                                      ---------------
Total                                                                      75,944,556
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
43 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PHARMACEUTICALS (3.9%)
Abbott Laboratories                                    349,702            $19,286,065
Bristol-Myers Squibb                                   471,009             10,032,492
Eli Lilly & Co                                         197,789             10,203,935
Johnson & Johnson                                      487,112             31,598,955
Merck & Co                                             947,273             35,949,010
Pfizer                                               1,329,056             27,817,142
Wyeth                                                  244,397             10,206,019
                                                                      ---------------
Total                                                                     145,093,618
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Simon Property Group                                    96,633              8,978,172
-------------------------------------------------------------------------------------


ROAD & RAIL (1.1%)
Burlington Northern Santa Fe                           229,172             21,134,241
Union Pacific                                          160,333             20,102,552
                                                                      ---------------
Total                                                                      41,236,793
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Intel                                                4,520,784             95,750,205
STMicroelectronics                                   1,422,046(c)          15,159,010
Taiwan Semiconductor Mfg ADR                         2,776,110(c)          28,510,650
                                                                      ---------------
Total                                                                     139,419,865
-------------------------------------------------------------------------------------


SOFTWARE (1.0%)
Microsoft                                            1,303,659             36,997,842
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.3%)
Home Depot                                           1,745,740             48,828,348
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.7%)
Fannie Mae                                           1,003,594             26,414,594
-------------------------------------------------------------------------------------


TOBACCO (2.6%)
Altria Group                                           524,037             11,633,621
Loews-Carolina Group                                   773,300(f)          56,102,916
Philip Morris Intl                                     524,037(b)          26,505,791
                                                                      ---------------
Total                                                                      94,242,328
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,616,476,813)                                                 $3,629,105,207
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.2%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS
Schering-Plough
 6.00% Cv                                               40,000             $6,138,000
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $10,000,000)                                                        $6,138,000
-------------------------------------------------------------------------------------





BONDS (0.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $11,148,000          $11,425,808
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $11,148,000)                                                       $11,425,808
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.9%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     70,131,957(g)        $70,131,957
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $70,131,957)                                                       $70,131,957
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,707,756,770)(h)                                              $3,716,800,972
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 14.9% of net assets.

(d)  At March 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. The Fund's cash equivalent position is 0.9% of net assets.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $3,707,757,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $373,326,000
Unrealized depreciation                                                    (364,282,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $9,044,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
44 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Diversified Equity Income Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $3,689,671,868     $27,129,104         $--        $3,716,800,972



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
45 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (96.1%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                               7.00%          $1,422,000          $1,173,150
 04-17-17                               7.00              730,000             573,050
 12-15-35                               0.00            2,400,000(r)          288,000
                                                                      ---------------
Total                                                                       2,034,200
-------------------------------------------------------------------------------------


AUSTRALIA (1.3%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                               3.38            1,555,000           2,406,798
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00           18,150,000          16,082,301
Telstra
 Sr Unsub
 04-01-12                               6.38            1,050,000           1,130,460
                                                                      ---------------
Total                                                                      19,619,559
-------------------------------------------------------------------------------------


AUSTRIA (1.1%)
Republic of Austria
 (European Monetary Unit)
 01-15-10                               5.50            9,685,000          15,759,246
-------------------------------------------------------------------------------------


BELGIUM (2.1%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                               4.50              910,000           1,400,007
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                               3.00           19,360,000          30,156,810
                                                                      ---------------
Total                                                                      31,556,817
-------------------------------------------------------------------------------------


BRAZIL (0.1%)
Federative Republic of Brazil
 01-15-18                               8.00            1,655,000           1,853,600
-------------------------------------------------------------------------------------


CANADA (3.4%)

Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              690,000             708,527
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                               4.90              395,000(d)          390,243
Molson Coors Capital Finance
 09-22-10                               4.85            2,300,000(s)        2,344,098
Province of British Columbia
 (Canadian Dollar)
 08-23-10                               6.38           10,700,000          11,202,787
Province of Ontario
 (Canadian Dollar)
 03-08-14                               5.00           13,085,000          13,641,725
Province of Quebec
 (Canadian Dollar)
 12-01-17                               4.50            3,700,000           3,673,829
TELUS
 Sr Unsecured
 06-01-11                               8.00           13,335,000          14,502,999
Thomson
 10-01-14                               5.70            3,305,000           3,267,997
                                                                      ---------------
Total                                                                      49,732,205
-------------------------------------------------------------------------------------


COLOMBIA (0.1%)
Republic of Colombia
 01-27-17                               7.38              570,000             629,280
 09-18-37                               7.38              780,000             836,550
                                                                      ---------------
Total                                                                       1,465,830
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.6%)
Czech Republic
 (Czech Koruna)
 10-18-10                               2.55           72,640,000           4,360,289
 06-16-13                               3.70           67,260,000           4,046,359
                                                                      ---------------
Total                                                                       8,406,648
-------------------------------------------------------------------------------------


DENMARK (0.6%)
Danske Bank
 (European Monetary Unit) Sr Nts
 03-16-10                               4.66            1,250,000(b)        1,964,480
Nykredit Realkredit
 (Danish Krone)
 10-01-28                               5.00           35,107,713           7,299,086
                                                                      ---------------
Total                                                                       9,263,566
-------------------------------------------------------------------------------------


FRANCE (5.1%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
 10-20-08                               4.45            1,750,000(b)        2,759,400
Compagnie de Financement Foncier
 (European Monetary Unit)
 01-29-09                               2.38            3,500,000           5,440,012
France Telecom
 (European Monetary Unit) Sr Unsub
 02-21-17                               4.75            3,435,000           5,180,647
Govt of France
 (European Monetary Unit)
 04-25-12                               5.00           11,000,000          18,156,348
 04-25-13                               4.00           19,290,000          30,725,658
 10-25-16                               5.00            6,375,000          10,762,561
Societe Generale
 (European Monetary Unit) Sr Unsecured
 11-28-08                               4.40            1,450,000(b)        2,281,573
                                                                      ---------------
Total                                                                      75,306,199
-------------------------------------------------------------------------------------


GERMANY (9.5%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                               1.40          576,000,000           5,901,602
Bundesobligation
 (European Monetary Unit)
 04-13-12                               4.00            9,200,000          14,742,617
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-27                               6.50           16,515,000          32,672,915
 07-04-28                               4.75            7,210,000          11,715,241
 07-04-34                               4.75           12,820,000          20,798,526
Bundesschatzanweisungen
 (European Monetary Unit)
 09-12-08                               3.50           13,965,000          21,998,028
COREALCREDIT BANK
 (European Monetary Unit) Series 501
 09-02-09                               5.00            2,590,000(d)        4,126,656
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                               5.50            4,460,000           7,209,319
Deutsche Bank
 (European Monetary Unit) Sr Unsub
 07-28-09                               4.25            1,340,000           2,114,513
KfW
 (British Pound)
 12-07-15                               5.50            5,080,000          10,595,475
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                               5.75            4,610,000(d)        7,534,978
                                                                      ---------------
Total                                                                     139,409,870
-------------------------------------------------------------------------------------


GREECE (1.0%)
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                               5.90            8,775,000          15,415,018
-------------------------------------------------------------------------------------


INDONESIA (0.4%)
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       53,607,000,000           5,121,868
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              850,000(d)          897,813
                                                                      ---------------
Total                                                                       6,019,681
-------------------------------------------------------------------------------------


ITALY (2.7%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                               3.00            6,680,000          10,409,880
 08-01-15                               3.75            4,710,000           7,279,820
 02-01-19                               4.25            4,580,000           7,150,906
 11-01-26                               7.25            7,075,191          14,499,812
                                                                      ---------------
Total                                                                      39,340,418
-------------------------------------------------------------------------------------


JAPAN (11.7%)
Development Bank of Japan
 (Japanese Yen)
 06-20-12                               1.40        1,192,000,000          12,250,192
Govt of Japan CPI Linked
 (Japanese Yen)
 12-10-17                               1.20        1,449,335,000(p)       14,507,017


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
46 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
JAPAN (CONT.)
Govt of Japan
 (Japanese Yen)
 09-20-10                               0.80%      $1,891,800,000         $19,080,116
 06-20-12                               1.40        1,515,600,000          15,641,089
 12-20-12                               1.00        2,842,500,000          28,868,057
 12-20-14                               1.30          771,000,000           7,949,592
 09-20-17                               1.70        3,170,000,000          33,192,233
 12-20-22                               1.40          778,000,000           7,437,104
 12-20-26                               2.10        2,709,000,000          27,328,614
 12-20-34                               2.40          547,000,000           5,550,239
                                                                      ---------------
Total                                                                     171,804,253
-------------------------------------------------------------------------------------


JERSEY (0.2%)
ASIF III Jersey
 (European Monetary Unit) Sr Secured
 11-25-08                               4.52            2,000,000(b)        3,129,000
-------------------------------------------------------------------------------------


LUXEMBOURG (0.5%)
Gaz Capital
 Sr Unsecured
 08-16-37                               7.29              570,000(d)          535,088
Telecom Italia Capital
 11-15-13                               5.25            7,330,000           6,849,079
                                                                      ---------------
Total                                                                       7,384,167
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
Petronas Capital
 05-22-12                               7.00            1,895,000(d)        2,107,481
 05-22-12                               7.00              315,000             349,442
                                                                      ---------------
Total                                                                       2,456,923
-------------------------------------------------------------------------------------


MEXICO (1.3%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-24-09                               9.00          114,560,000          11,060,305
 12-20-12                               9.00           76,800,000           7,678,845
United Mexican States
 Sr Unsecured
 09-27-34                               6.75              315,000             351,383
                                                                      ---------------
Total                                                                      19,090,533
-------------------------------------------------------------------------------------


NETHERLANDS (5.2%)
BMW Finance
 (European Monetary Unit)
 01-22-14                               4.25            2,125,000           3,242,969
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                               4.00            3,755,000           5,465,748
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                               5.00           11,850,000          19,633,421
 07-15-13                               4.25           23,416,000          37,858,453
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                               4.75            2,125,000           3,221,029
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                               4.13            1,790,000           2,807,048
Telefonica Europe
 09-15-10                               7.75            4,020,000           4,312,411
                                                                      ---------------
Total                                                                      76,541,079
-------------------------------------------------------------------------------------


NEW ZEALAND (0.8%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                               6.50           15,200,000          11,986,320
-------------------------------------------------------------------------------------


NORWAY (1.1%)
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00           76,470,000          15,634,084
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
 01-15-19                               9.88              250,000             319,375
 01-14-31                               7.75              960,000           1,071,552
                                                                      ---------------
Total                                                                       1,390,927
-------------------------------------------------------------------------------------


POLAND (1.7%)
Republic of Poland
 (Polish Zloty)
 03-24-10                               5.75           56,775,000          25,236,507
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.2%)
Republic of South Africa
 (South African Rand)
 08-31-10                              13.00           25,955,000           3,422,048
-------------------------------------------------------------------------------------


SOUTH KOREA (0.3%)
Korea Development Bank
 (Japanese Yen) Series 21RG
 06-25-08                               0.98           65,000,000             650,674
Korea Development Bank
 (Japanese Yen) Series 23BR
 06-28-10                               0.87          400,000,000           3,983,841
                                                                      ---------------
Total                                                                       4,634,515
-------------------------------------------------------------------------------------


SPAIN (3.1%)
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                               3.50            5,800,000           8,953,483
Govt of Spain
 (European Monetary Unit)
 07-30-09                               5.15           22,655,000          36,380,590
                                                                      ---------------
Total                                                                      45,334,073
-------------------------------------------------------------------------------------


SUPRA-NATIONAL (0.9%)
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-08                               6.25              820,000           1,640,439
 12-07-11                               5.50            5,710,000          11,671,907
                                                                      ---------------
Total                                                                      13,312,346
-------------------------------------------------------------------------------------


SWEDEN (0.8%)
Govt of Sweden
 (Swedish Krona)
 01-28-09                               5.00           35,105,000           5,945,554
 03-15-11                               5.25           36,505,000           6,388,467
                                                                      ---------------
Total                                                                      12,334,021
-------------------------------------------------------------------------------------


TURKEY (0.1%)
Republic of Turkey
 04-03-18                               6.75              300,000             297,000
 03-17-36                               6.88            1,160,000           1,028,920
                                                                      ---------------
Total                                                                       1,325,920
-------------------------------------------------------------------------------------


UKRAINE (0.1%)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              890,000(d)          876,650
-------------------------------------------------------------------------------------


UNITED KINGDOM (6.3%)
Abbey Natl Treasury Services
 (European Monetary Unit)
 05-27-09                               4.50            1,850,000(b)        2,913,992
British Sky Broadcasting Group
 02-15-18                               6.10            5,095,000(d)        5,083,353
BT Group
 Sr Unsecured
 12-15-10                               8.63            1,190,000           1,308,719
Diageo Capital
 01-30-13                               5.20              700,000             724,183
HBOS Treasury Services
 (European Monetary Unit)
 02-12-09                               3.50            3,400,000           5,312,022
United Kingdom Treasury
 (British Pound)
 03-07-12                               5.00           14,505,000          29,938,413
 09-07-14                               5.00           15,060,000          31,549,498
 09-07-15                               4.75            2,700,000           5,570,889
 03-07-18                               5.00            5,300,000          11,062,905
                                                                      ---------------
Total                                                                      93,463,974
-------------------------------------------------------------------------------------


UNITED STATES (33.4%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            2,475,000(i)        2,478,480
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95            2,030,000           2,099,320
AT&T
 Sr Unsecured
 01-15-38                               6.30            7,120,000(s)        6,854,140
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                               5.14              650,000(f)          639,507
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45            4,325,000(f)        4,049,893
Bayerische Landesbank
 Sub Nts
 12-01-08                               5.88              800,000             820,652
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              203,480(f)          194,879
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            1,850,000(f)        1,802,307
Brandywine Operating Partnership LP
 05-01-17                               5.70              910,000             738,301
Cadbury Schweppes US Finance LLC
 10-01-08                               3.88            5,865,000(d)        5,852,367


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
47 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
 11-20-14                               4.46%          $1,787,936(d,f)     $1,834,067
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75            1,000,000           1,003,920
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              725,000             783,239
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                               4.39              535,860(f)          530,627
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                               4.15              169,051(d,f)        167,984
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            1,100,000(f)        1,078,537
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.89            4,500,000(f)        4,424,371
Citigroup
 (European Monetary Unit) Sr Unsecured
 05-21-10                               3.88            4,045,000           6,143,156
Citigroup
 Sr Unsecured
 03-05-38                               6.88            2,855,000           2,847,309
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23            1,075,000(f)        1,036,038
Clorox
 Sr Unsecured
 03-01-13                               5.00            1,675,000           1,682,353
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            4,080,000           4,206,508
Comcast
 03-15-16                               5.90            3,115,000           3,089,597
 03-15-37                               6.45            4,200,000           3,957,824
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               3.40              450,000(b,d,f)      418,419
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               6.01            2,550,000(f)        2,548,664
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                               3.40            3,125,000(b,d,f)    2,968,750
Communications & Power Inds
 02-01-12                               8.00               40,000              39,200
Cott Beverages USA
 12-15-11                               8.00              790,000             639,900
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            1,700,444(f)        1,621,936
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              728,760(f)          708,631
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,924,304(f)        1,827,395
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            1,115,000           1,120,125
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                               5.66            1,125,000(f)        1,130,318
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72            2,250,000(f)        2,233,762
Credit Suisse New York
 Sub Nts
 02-15-18                               6.00            1,155,000           1,152,517
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
 11-15-36                               4.49            1,232,497(f)        1,209,316
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              825,000(f)          808,066
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                               4.77            1,293,833(f)        1,286,468
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13              748,000             755,480
CSX
 Sr Unsecured
 03-15-13                               5.75            4,600,000(s)        4,655,039
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
 08-15-10                               8.50               55,000              53,488
DRS Technologies
 11-01-13                               6.88              112,000             109,760
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            2,125,000(d,i)      1,907,379
EchoStar DBS
 10-01-13                               7.00               90,000              84,825
 10-01-14                               6.63               56,000              50,960
 02-01-16                               7.13              155,000             144,538
Erac USA Finance
 10-15-17                               6.38            4,700,000(d)        4,246,920
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75              990,000             905,227
Exelon
 Sr Unsecured
 06-15-10                               4.45            2,350,000(s)        2,374,109
Federal Home Loan Mtge Corp
 05-28-10                               2.38           13,045,000          13,052,136
Federal Home Loan Mtge Corp #1J1621
 05-01-37                               5.89            6,897,024(f,q)      7,006,197
Federal Home Loan Mtge Corp #A11799
 08-01-33                               6.50              105,690(f)          110,212
Federal Home Loan Mtge Corp #A15881
 11-01-33                               5.00              726,235(f)          722,392
Federal Home Loan Mtge Corp #C02873
 05-01-37                               6.50            3,635,577(f)        3,774,614
Federal Home Loan Mtge Corp #E01377
 05-01-18                               4.50              482,389(f)          482,274
Federal Home Loan Mtge Corp #E91326
 09-01-17                               6.50              123,229(f)          128,951
Federal Home Loan Mtge Corp #E99967
 10-01-18                               5.00              498,539(f)          506,288
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00              748,112(f)          777,108
Federal Natl Mtge Assn
 10-15-14                               4.63           19,550,000          20,693,128
 11-15-30                               6.63            6,350,000           7,857,293
 04-01-38                               5.50           15,000,000(e,f)     15,139,455
Federal Natl Mtge Assn #254632
 02-01-18                               5.50            1,290,623(f)        1,324,719
Federal Natl Mtge Assn #254686
 04-01-18                               5.50            1,436,032(f)        1,473,244
Federal Natl Mtge Assn #254722
 05-01-18                               5.50              741,636(f)          760,854
Federal Natl Mtge Assn #255079
 02-01-19                               5.00            4,511,512(f,s)      4,575,452
Federal Natl Mtge Assn #255377
 08-01-34                               7.00              386,533(f)          408,843
Federal Natl Mtge Assn #357705
 02-01-35                               5.50            6,732,056(f,s)      6,812,963
Federal Natl Mtge Assn #360800
 01-01-09                               5.74              603,593(f)          612,456
Federal Natl Mtge Assn #440730
 12-01-28                               6.00              579,430(f)          601,655
Federal Natl Mtge Assn #555417
 05-01-33                               6.00              998,400(f)        1,030,115
Federal Natl Mtge Assn #555528
 04-01-33                               6.00            1,716,670(f)        1,769,333
Federal Natl Mtge Assn #555531
 06-01-33                               5.50            2,363,393(f)        2,393,533
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              505,171(f)          506,757
Federal Natl Mtge Assn #555740
 08-01-18                               4.50              247,927(f)          248,663
Federal Natl Mtge Assn #555851
 01-01-33                               6.50            3,752,458(f)        3,915,712
Federal Natl Mtge Assn #575487
 04-01-17                               6.50              277,611(f)          291,996
Federal Natl Mtge Assn #621581
 12-01-31                               6.50              285,951(f)          300,875
Federal Natl Mtge Assn #631315
 02-01-17                               5.50              158,487(f)          162,879
Federal Natl Mtge Assn #639965
 08-01-17                               6.00              531,647(f)          550,114
Federal Natl Mtge Assn #640996
 05-01-32                               7.50              221,443(f)          238,346
Federal Natl Mtge Assn #646147
 06-01-32                               7.00              166,323(f)          178,401
Federal Natl Mtge Assn #652284
 08-01-32                               6.50              175,600(f)          183,057
Federal Natl Mtge Assn #653145
 07-01-17                               6.00              102,961(f)          106,502
Federal Natl Mtge Assn #654121
 09-01-17                               6.00              447,132(f)          462,487


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
48 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #655589
 08-01-32                               6.50%            $770,699(f)         $812,476
Federal Natl Mtge Assn #666424
 08-01-32                               6.50              157,462(f)          164,148
Federal Natl Mtge Assn #670461
 11-01-32                               7.50               89,767(f)           96,619
Federal Natl Mtge Assn #684595
 03-01-33                               6.00              729,953(f)          752,346
Federal Natl Mtge Assn #687583
 04-01-33                               6.00            1,676,925(f)        1,731,462
Federal Natl Mtge Assn #688034
 03-01-33                               5.50              239,607(f)          243,684
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              378,363(f)          383,188
Federal Natl Mtge Assn #720786
 09-01-33                               5.50              941,985(f)          953,997
Federal Natl Mtge Assn #725162
 02-01-34                               6.00            1,742,677(f)        1,794,262
Federal Natl Mtge Assn #725232
 03-01-34                               5.00              776,273(f)          770,470
Federal Natl Mtge Assn #725424
 04-01-34                               5.50            4,638,951(f)        4,698,109
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              502,592(f)          518,750
Federal Natl Mtge Assn #735883
 03-01-33                               6.00            4,961,839(f)        5,150,160
Federal Natl Mtge Assn #739474
 10-01-33                               5.50              496,209(f)          504,364
Federal Natl Mtge Assn #741850
 09-01-33                               5.50            1,382,704(f)        1,400,337
Federal Natl Mtge Assn #745257
 01-01-36                               6.00            1,866,780(f)        1,915,708
Federal Natl Mtge Assn #745283
 01-01-36                               5.50           13,774,113(f)       13,932,537
Federal Natl Mtge Assn #748110
 10-01-33                               6.50            1,515,338(f)        1,577,421
Federal Natl Mtge Assn #753507
 12-01-18                               5.00            1,526,899(f)        1,549,690
Federal Natl Mtge Assn #755498
 11-01-18                               5.50            1,037,601(f)        1,065,059
Federal Natl Mtge Assn #756236
 01-01-34                               6.00            6,139,631(f)        6,362,795
Federal Natl Mtge Assn #756799
 11-01-33                               6.50              346,695(f)          361,377
Federal Natl Mtge Assn #756844
 02-01-19                               5.00              389,352(f)          394,401
Federal Natl Mtge Assn #757299
 09-01-19                               4.50            2,737,657(f)        2,733,004
Federal Natl Mtge Assn #759336
 01-01-34                               6.00            3,602,243(f)        3,732,611
Federal Natl Mtge Assn #765946
 02-01-34                               5.50            7,041,310(f)        7,131,104
Federal Natl Mtge Assn #783646
 06-01-34                               5.50              624,023(f)          631,522
Federal Natl Mtge Assn #791393
 10-01-19                               5.50            1,694,183(f)        1,735,830
Federal Natl Mtge Assn #794298
 09-01-19                               5.50            1,539,816(f)        1,577,668
Federal Natl Mtge Assn #848482
 12-01-35                               6.00            6,566,991(f)        6,739,110
Federal Natl Mtge Assn #886292
 07-01-36                               7.00            3,909,051(f)        4,122,949
Federal Natl Mtge Assn #948012
 11-01-37                               6.00           12,774,708(f,s)     13,098,036
FedEx
 04-01-09                               3.50            1,790,000           1,779,530
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
 03-15-12                               4.15              409,942(i)          408,506
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77              500,000(f)          487,319
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            1,150,000(d,f)      1,158,094
General Electric Capital
 (British Pound) Sr Unsecured
 12-15-08                               4.50              820,000           1,615,293
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                               6.63            6,190,000           4,736,295
Genworth Financial
 (Japanese Yen) Sr Unsecured
 06-20-11                               1.60          228,000,000           2,151,006
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                               4.86            4,250,000(f)        4,063,000
Goldman Sachs Group
 Sr Unsecured
 04-01-18                               6.15              790,000(e)          787,188
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              578,549(f)          591,430
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              63.30              306,277(f,g)         15,532
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              500,000(f)          491,716
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44            2,250,000(f)        2,189,132
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                               4.96              900,000(f)          888,072
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55            4,000,000(f)        3,988,444
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.93            2,400,000(b,d,f)    1,921,709
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99            1,475,000(f)          830,204
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                               4.78            4,565,637(f,q)      4,491,445
Hershey
 Sr Unsecured
 04-01-13                               5.00            1,330,000           1,343,422
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                               2.85              200,000(d,i)        200,000
HJ Heinz
 Sr Unsecured
 12-01-08                               6.43            1,190,000(d)        1,210,135
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05            1,665,000           1,472,959
IPALCO Enterprises
 Sr Secured
 11-14-08                               8.38              140,000             141,750
JPMorgan Chase & Co
 Sr Nts
 01-15-18                               6.00            1,865,000           1,959,257
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00              830,000             865,045
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            4,334,275(f)        4,220,347
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              197,077(f)          190,836
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            1,625,000(f)        1,600,557
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            5,139,345(f)        5,004,732
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            5,000,000(f)        4,311,640
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.34            2,050,000(f)        1,890,031
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            1,100,000(f)        1,087,753
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            1,375,000(f)        1,324,791
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
 04-15-45                               6.07            2,800,000(f)        2,722,369
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            2,150,000(f)        2,130,216
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.40            1,700,000(d,f)      1,080,417
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                               5.42            6,250,000(f)        6,001,114
Kellogg
 Sr Unsecured
 03-06-13                               4.25            1,125,000           1,123,110


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
49 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Kohl's
 Sr Unsecured
 12-15-17                               6.25%          $2,725,000          $2,594,856
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              650,000(f)          612,625
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A1
 08-15-29                               3.88              720,340(f)          711,945
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93            1,800,000(f)        1,703,610
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86              925,000(f)          927,270
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            1,900,000(f)        1,831,416
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            1,425,000(f)        1,371,553
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            2,275,000(f)        2,245,270
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                               6.20            4,042,000           3,986,721
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
 10-28-46                               6.25               13,501(d,f)         13,497
Lincoln Natl
 Sr Unsecured
 10-09-37                               6.30              525,000             486,381
Lockheed Martin
 Sr Unsecured
 03-14-13                               4.12            1,140,000           1,140,661
Macys Retail Holdings
 07-15-09                               4.80            1,690,000           1,670,065
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            3,550,000           2,828,554
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90            1,730,000           1,741,816
McDonald's
 Sr Unsecured
 03-01-18                               5.35              580,000             587,088
Merrill Lynch & Co
 02-05-13                               5.45              465,000             455,928
Michigan Strategic Fund
 04-01-35                               7.45              825,000(b,h)        825,000
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00               50,000              45,750
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              421,027(f)          416,802
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              690,000(f)          654,368
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97              775,000(f)          768,113
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63            2,445,000(e)        2,445,861
NALCO
 11-15-11                               7.75              440,000             445,500
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            3,400,000(g)          818,346
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               1.50            2,000,000(g)          550,400
News America
 12-15-35                               6.40              840,000(s)          815,236
News America
 Sr Unsecured
 11-15-37                               6.65            1,870,000(d)        1,873,235
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            1,575,000           1,553,344
Ohio Air Quality Development Authority
 11-01-40                               7.81            2,950,000(b,h)      2,950,000
Omnicare
 12-15-13                               6.75              715,000(s)          638,138
 12-15-15                               6.88              105,000              91,350
Owens-Brockway Glass Container
 05-15-13                               8.25            1,425,000           1,474,875
Principal Life Income Funding
 Sr Secured
 12-14-12                               5.30              520,000             532,651
Prudential Financial
 Sr Unsecured
 12-01-37                               6.63            1,870,000           1,819,978
Regions Bank
 Sub Nts
 06-26-37                               6.45              715,000             584,498
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              799,475             786,851
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88              460,000             280,600
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            5,470,000           5,014,704
Sierra Pacific Power
 Series M
 05-15-16                               6.00            2,310,000           2,276,359
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              360,000             302,400
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            2,090,000(d)        2,043,040
Southern Star Central
 Sr Nts
 03-01-16                               6.75              150,000             144,000
Toyota Motor Credit
 (Japanese Yen) Sr Unsub
 06-09-08                               0.75          649,000,000           6,510,698
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            1,800,000           1,847,250
U.S. Treasury
 02-28-10                               2.00            3,915,000           3,942,221
 02-28-13                               2.75            5,155,000(j)        5,225,881
 02-15-18                               3.50            3,270,000           3,288,904
 05-15-37                               5.00            4,535,000           5,073,178
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           22,341,236(p)       24,202,164
 01-15-15                               1.63            6,631,620(p)        7,035,325
U-Haul S Fleet LLC
 Series 2007-CP1 Cl CP (AMBAC)
 05-25-12                               5.40            3,000,000(d,i)      2,756,250
UnitedHealth Group
 02-15-38                               6.88            1,110,000           1,058,507
UnitedHealth Group
 Sr Unsecured
 11-15-37                               6.63            1,390,000           1,286,156
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            4,470,000(s)        4,701,112
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            1,675,000           1,713,994
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08            1,064,000(d,f)      1,054,972
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89              750,000(f)          743,591
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94              925,000(f)          907,213
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              925,000(f)          894,650
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56            2,425,000(f)        2,326,948
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            1,200,000(f)        1,142,075
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            1,200,000(f)        1,139,740
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            1,350,000(f)        1,308,815
Windstream
 08-01-16                               8.63              694,000             681,855
 03-15-19                               7.00              165,000             143,550


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
50 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
XTO Energy
 Sr Unsecured
 06-30-15                               5.30%          $3,025,000          $3,059,515
                                                                      ---------------
Total                                                                     490,690,381
-------------------------------------------------------------------------------------


URUGUAY (0.1%)
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            1,030,000           1,042,875
-------------------------------------------------------------------------------------


VENEZUELA (--%)
Petroleos de Venezuela
 04-12-17                               5.25              805,000             528,080
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,300,465,094)                                                 $1,416,801,533
-------------------------------------------------------------------------------------



SENIOR LOANS (0.4%)(m)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
NETHERLANDS (0.1%)
Nielsen Finance
 Term Loan
 08-09-13                               5.35%            $867,036(c)         $779,370
-------------------------------------------------------------------------------------


UNITED STATES (0.3%)
Asurion
 1st Lien Term Loan
 07-03-14                               6.10              475,000             399,000
Charter Communications
 Term Loan
 09-06-14                               5.26            1,246,188           1,051,919
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               62,479(e,n,o)       57,542
Community Health Systems
 Term Loan
 07-25-14                               5.35            1,221,654           1,125,119
HCA
 Tranche B Term Loan
 11-17-13                               4.95            1,246,188           1,146,020
Idearc
 Tranche B Term Loan
 11-17-14                          4.70-4.71            1,296,204           1,035,019
Pinnacle Foods Holding
 Term Loan
 04-02-14                          5.42-7.48                  340                 296
Univision Communications
 Delayed Draw Term Loan
 TBD                                     TBD               13,423(e,n,o)       10,548
Univision Communications
 Term Loan
 09-29-14                          4.95-5.49              386,577             303,784
Vanguard Health Systems
 Term Loan
 09-23-11                               4.95                1,069                 985
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.08-6.09              355,509             308,760
                                                                      ---------------
Total                                                                       5,438,992
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $7,151,338)                                                         $6,218,362
-------------------------------------------------------------------------------------






MUNICIPAL BONDS (0.1%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                            6.71%           $2,260,000            $2,057,572
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $2,232,660)                                                         $2,057,572
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.6%)(k)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     52,401,494(l)        $52,401,494
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $52,401,494)                                                       $52,401,494
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,362,250,586)(t)                                              $1,477,478,961
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                     59           $10,281,616       June 2008           $(76,672)
Euro-Bund 10-year                                    162            29,661,795       June 2008            (52,656)
Euro-Buxl, 30-year                                    13             1,867,191       June 2008            (19,287)
Japanese Govt Bond, 10-year                           10            14,097,111       June 2008            210,622
United Kingdom Long GILT, 10-year                     46            10,158,716       June 2008            271,552
U.S. Long Bond, 20-year                              149            17,700,735       June 2008            516,214
U.S. Treasury Note, 2-year                            93            19,963,031       June 2008            105,083
U.S. Treasury Note, 5-year                          (771)          (88,074,707)      June 2008           (649,833)
U.S. Treasury Note, 10-year                         (699)          (83,148,238)      June 2008         (1,410,108)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $(1,105,085)
------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
51 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008


                                               CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
April 3, 2008                                        11,730,000              11,986,634        $558,563                 $--
                                                Canadian Dollar             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 4, 2008                                     3,617,725,000              33,678,946              --          (2,618,897)
                                                   Japanese Yen             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 7, 2008                                        31,951,000              48,618,559              --          (1,813,396)
                                         European Monetary Unit             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 9, 2008                                        81,731,000               7,617,055              --             (55,192)
                                                   Mexican Peso             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 9, 2008                                         3,679,654               5,100,000          27,273                  --
                                                    U.S. Dollar        Singapore Dollar
---------------------------------------------------------------------------------------------------------------------------
April 9, 2008                                         2,324,618               2,920,000              --             (30,607)
                                                    U.S. Dollar      New Zealand Dollar
---------------------------------------------------------------------------------------------------------------------------
April 16, 2008                                      135,745,000               8,429,011              --             (67,482)
                                                   Czech Koruna             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 21, 2008                                       36,835,000              16,334,812              --            (194,349)
                                                   Polish Zloty             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 21, 2008                                        6,800,000               3,400,000              --             (62,546)
                                                    U.S. Dollar           British Pound
---------------------------------------------------------------------------------------------------------------------------
April 24, 2008                                       21,800,000               4,248,105              --             (24,288)
                                                Norwegian Krone             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
May 2, 2008                                          76,000,000              12,774,612           4,507                  --
                                                  Swedish Krona             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                          $590,343         $(4,866,757)
---------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $52,259,497 or 3.5% of net assets.

(e) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,420,135.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2008.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
---------------------------------------------------------------
Michigan Strategic Fund
  7.45% 2035                           02-27-08        $825,000
Ohio Air Quality Development
  Authority
  7.81% 2040                           02-28-08       2,950,000


(i) The following abbreviation are used in the portfolio security description to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation




--------------------------------------------------------------------------------
52 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

(j)  At March 31, 2008, security was partially or fully on loan.

(k) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. The Fund's cash equivalent position is 3.3% of net assets.

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o) At March 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                      $66,934
Univision Communications                                                       13,423

--------------------------------------------------------------------------------------
Total                                                                         $80,357
--------------------------------------------------------------------------------------


(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(r) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(s) At March 31, 2008, investments in securities included securities valued at $4,110,905 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(t) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $1,362,251,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $126,687,000
Unrealized depreciation                                                     (11,459,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                $115,228,000
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
53 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Bond Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                               --------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER           LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                  MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------------
Investments in securities                         $84,438,695      $1,381,441,578     $11,598,688    $1,477,478,961
Other financial instruments*                       (5,381,499)                 --              --        (5,381,499)

-------------------------------------------------------------------------------------------------------------------
Total                                             $79,057,196      $1,381,441,578     $11,598,688    $1,472,097,462
-------------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                     INVESTMENTS IN    OTHER FINANCIAL
                                                                       SECURITIES        INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                             $7,704,815        $(223,710)
  Accrued discounts/premiums                                               (75,126)              --
  Realized gain (loss)                                                         198                *
  Change in unrealized appreciation (depreciation)                         156,274          223,710
  Net purchases (sales)                                                  3,812,527               --
  Transfers in and/or out of Level 3                                            --               --

------------------------------------------------------------------------------------------------------
Balance as of March 31, 2008                                           $11,598,688              $--
------------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Jan. 1, 2008 to March 31, 2008 for Other financial instruments was $(254,010).

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
54 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Inflation Protected Securities Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (95.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CANADA (3.0%)
Govt of Canada
 (Canadian Dollar)
 12-01-26                            4.25%            20,279,687(b,c)     $28,181,684
-------------------------------------------------------------------------------------


FRANCE (12.4%)
Govt of France
 (European Monetary Unit)
 07-25-12                            3.00             29,039,875(b,c)      49,028,412
 07-25-20                            2.25             40,553,313(b,c)      66,670,305
                                                                      ---------------
Total                                                                     115,698,717
-------------------------------------------------------------------------------------


GERMANY (4.5%)
Deutsche Bundesrepublik Inflation Linked
 (European Monetary Unit)
 04-15-16                            1.50             26,703,069(b,c)      41,965,773
-------------------------------------------------------------------------------------


ITALY (4.1%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 09-15-10                            0.95              6,195,855(b,c)       9,710,495
 09-15-35                            2.35             18,490,586(b,c)      28,635,009
                                                                      ---------------
Total                                                                      38,345,504
-------------------------------------------------------------------------------------


JAPAN (3.5%)
Govt of Japan CPI Linked
 (Japanese Yen)
 06-10-15                            0.50          2,649,089,100(b,c)      25,577,764
Govt of Japan
 (Japanese Yen)
 06-20-08                            0.50            734,000,000(c)         7,358,814
                                                                      ---------------
Total                                                                      32,936,578
-------------------------------------------------------------------------------------


SWEDEN (2.1%)
Govt of Sweden Inflation Linked
 (Swedish Krona)
 12-01-28                            3.50             75,570,000(c,d)      19,204,588
-------------------------------------------------------------------------------------


UNITED KINGDOM (16.8%)
United Kingdom Gilt Inflation Linked
 (British Pound)
 07-26-16                            2.50              6,540,000(c,d)      37,233,598
 04-16-20                            2.50             11,870,000(c,d)      68,829,753
 07-22-30                            4.13             10,020,000(c,d)      50,382,022
                                                                      ---------------
Total                                                                     156,445,373
-------------------------------------------------------------------------------------


UNITED STATES (49.5%)
Federal Home Loan Bank
 02-27-13                            3.38             12,565,000           12,650,693
Federal Home Loan Mtge Corp
 12-14-18                            5.00              8,925,000            8,730,837
Federal Natl Mtge Assn
 05-18-12                            4.88              1,740,000(e)         1,861,382
 01-02-14                            5.13              8,750,000            9,072,263
U.S. Treasury Inflation-Indexed Bond
 04-15-11                            2.38             34,556,600(b)        37,132,683
 04-15-12                            2.00             33,073,272(b)        35,613,861
 07-15-12                            3.00             27,401,894(b)        30,716,494
 01-15-14                            2.00             48,828,623(b)        52,895,836
 07-15-14                            2.00             23,327,491(b)        25,338,101
 01-15-15                            1.63             29,361,498(b)        31,148,901
 01-15-16                            2.00             26,301,468(b)        28,523,162
 07-15-16                            2.50             13,026,299(b)        14,676,304
 01-15-17                            2.38              2,930,256(b)         3,270,972
 01-15-18                            1.63             32,740,500(b)        34,385,539
 01-15-25                            2.38             26,395,277(b)        28,723,919
 01-15-26                            2.00             39,343,210(b)        40,566,895
 04-15-28                            3.63             41,259,357(b,e)      53,510,403
 04-15-29                            3.88              8,627,069(b)        11,663,863
                                                                      ---------------
Total                                                                     460,482,108
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $816,859,832)                                                     $893,260,325
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
  Cash Fund                                          40,116,421(f)        $40,116,421
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $40,116,421)                                                       $40,116,421
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $856,976,253)(g)                                                  $933,376,746
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                           (511)         $(58,373,768)      June 2008         $(451,684)
U.S. Treasury Note, 10-year                           (98)          (11,657,407)      June 2008           (29,600)
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(481,284)
-------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
55 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Inflation Protected Securities Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008


                                                 CURRENCY TO           CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED           BE RECEIVED      APPRECIATION      DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
April 2, 2008                                          25,284,701          255,169           $1,511                $--
                                                     Japanese Yen      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
April 3, 2008                                          25,804,900       26,369,470        1,228,787                 --
                                                  Canadian Dollar      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
April 3, 2008                                           2,125,900        2,089,768           18,588                 --
                                                  Canadian Dollar      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
April 4, 2008                                       3,114,720,000       28,996,258               --         (2,254,768)
                                                     Japanese Yen      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
April 4, 2008                                          75,760,000          714,016               --            (46,109)
                                                     Japanese Yen      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
April 4, 2008                                          99,800,000          975,753               --            (25,574)
                                                     Japanese Yen      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
April 7, 2008                                         119,870,000      182,401,384               --         (6,803,286)
                                           European Monetary Unit      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
April 25, 2008                                         80,290,000      158,707,637               --           (351,436)
                                                    British Pound      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
May 2, 2008                                           113,250,000       19,035,853            6,717                 --
                                                    Swedish Krona      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Total                                                                                    $1,255,603        $(9,481,173)
----------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) At March 31, 2008, investments in securities included securities valued at $1,379,303 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $856,976,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $76,448,000
Unrealized depreciation                                                         (48,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $76,400,000
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
56 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ----------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                          $465,535,824      $467,840,922         $--        $933,376,746
Other financial instruments*                         (8,706,854)               --          --          (8,706,854)

-----------------------------------------------------------------------------------------------------------------
Total                                              $456,828,970      $467,840,922         $--        $924,669,892
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
57 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Growth Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.1%)
Boeing                                                 215,248            $16,007,994
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Northwest Airlines                                      25,777(b)             231,735
UAL                                                     11,339                244,129
                                                                      ---------------
Total                                                                         475,864
-------------------------------------------------------------------------------------


BEVERAGES (2.6%)
Coca-Cola                                               47,937              2,917,925
Molson Coors Brewing Cl B                              110,058              5,785,749
PepsiCo                                                 64,614              4,665,131
                                                                      ---------------
Total                                                                      13,368,805
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (5.0%)
Amgen                                                  183,104(b)           7,650,085
Biogen Idec                                              8,764(b)             540,651
Genentech                                              207,898(b)          16,877,160
Gilead Sciences                                         19,620(b)           1,011,019
                                                                      ---------------
Total                                                                      26,078,915
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.6%)
Apollo Mgmt LP                                         333,000(b,d,g)       4,578,750
Goldman Sachs Group                                      2,098                346,988
KKR Private Equity Investors LP Unit                   924,619             11,412,228
Lehman Brothers Holdings                                 5,746                216,279
Merrill Lynch & Co                                       3,790                154,405
Oaktree Capital Group LLC Cl A Unit                     46,000(d,g)         1,242,000
Och-Ziff Capital Management Group LLC Cl A              46,993                986,853
                                                                      ---------------
Total                                                                      18,937,503
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (9.8%)
Alcatel-Lucent ADR                                      49,379(c)             284,423
Ciena                                                   35,216(b)           1,085,709
Cisco Systems                                          269,707(b)           6,497,242
Comverse Technology                                    114,077(b)           1,768,764
Foundry Networks                                        57,561(b)             666,556
Motorola                                                96,515                897,590
Nokia ADR                                              404,709(c)          12,881,887
Nortel Networks                                        175,060(b,c)         1,171,151
QUALCOMM                                               579,717             23,768,397
Starent Networks                                       149,419(b)           2,017,157
                                                                      ---------------
Total                                                                      51,038,876
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.8%)
Apple                                                   61,556(b)           8,833,286
EMC                                                     84,445(b)           1,210,941
Hewlett-Packard                                         94,945              4,335,189
                                                                      ---------------
Total                                                                      14,379,416
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Liberty Media -- Capital Series A                       60,094(b,h)           945,880
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (8.6%)
AT&T                                                   494,850             18,952,755
Deutsche Telekom                                       580,578(c)           9,691,366
Deutsche Telekom ADR                                    84,720(c)           1,404,658
Qwest Communications Intl                              409,150              1,853,450
Telefonica                                             289,789(c)           8,325,958
Telefonica ADR                                          30,855(c)           2,669,266
Telenor                                                111,285(b,c)         2,130,431
                                                                      ---------------
Total                                                                      45,027,884
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Suntech Power Holdings ADR                              48,633(b,c)         1,972,554
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
CVS Caremark                                            13,205                534,935
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Boston Scientific                                    1,020,354(b)          13,131,956
Medtronic                                               32,052              1,550,355
                                                                      ---------------
Total                                                                      14,682,311
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.3%)
Cardinal Health                                         57,686              3,029,092
McKesson                                               101,612              5,321,420
UnitedHealth Group                                      87,600              3,009,936
WellPoint                                               14,177(b)             625,631
                                                                      ---------------
Total                                                                      11,986,079
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.0%)
Harman Intl Inds                                       239,239             10,416,466
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.5%)
Colgate-Palmolive                                       40,931              3,188,934
Procter & Gamble                                        69,058              4,838,894
                                                                      ---------------
Total                                                                       8,027,828
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Tyco Intl                                               13,163(c)             579,830
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
AFLAC                                                   18,628              1,209,889
American Intl Group                                     33,742              1,459,342
Prudential Financial                                    21,697              1,697,789
                                                                      ---------------
Total                                                                       4,367,020
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.0%)
eBay                                                     3,076(b)              91,788
Google Cl A                                             10,455(b)           4,605,113
Yahoo!                                                  10,260(b)             296,822
                                                                      ---------------
Total                                                                       4,993,723
-------------------------------------------------------------------------------------


IT SERVICES (0.7%)
HCL Technologies                                        13,250(c)              84,223
MasterCard Cl A                                          7,440              1,659,046
Visa Cl A                                               29,792(b)           1,857,829
                                                                      ---------------
Total                                                                       3,601,098
-------------------------------------------------------------------------------------

MACHINERY (--%)
Flowserve                                                2,112                220,451
-------------------------------------------------------------------------------------


MEDIA (14.9%)
Clear Channel Communications                             9,970                291,323
Comcast Cl A                                           223,798              4,328,253
Liberty Entertainment Series A                         157,846(b,h)         3,573,633
News Corp Cl A                                         204,884              3,841,575
Sirius Satellite Radio                                  85,985(b)             245,917
Time Warner                                            381,381              5,346,962
Time Warner Cable Cl A                                  41,316(b)           1,032,074
Virgin Media                                         3,116,456(g,j)        43,848,536
WorldSpace Cl A                                         87,785(b,e)           146,601
XM Satellite Radio Holdings Cl A                     1,315,247(b)          15,283,170
                                                                      ---------------
Total                                                                      77,938,044
-------------------------------------------------------------------------------------


METALS & MINING (2.4%)
Coeur d'Alene Mines                                  1,160,267(b,e)         4,687,479
Lihir Gold                                           2,108,996(b,c)         6,730,401
Newmont Mining                                          28,040              1,270,220
                                                                      ---------------
Total                                                                      12,688,100
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.6%)
Exxon Mobil                                             75,671              6,400,252
Kinder Morgan Management LLC                                --(b)                   1
Valero Energy                                           43,760              2,149,054
                                                                      ---------------
Total                                                                       8,549,307
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (3.2%)
Avon Products                                          326,285             12,901,308
Herbalife                                               79,107(c)           3,757,583
                                                                      ---------------
Total                                                                      16,658,891
-------------------------------------------------------------------------------------


PHARMACEUTICALS (8.3%)
Bristol-Myers Squibb                                   528,911             11,265,804
Eli Lilly & Co                                          64,988              3,352,731
Johnson & Johnson                                       16,341              1,060,041
Merck & Co                                             254,561              9,660,590
Pfizer                                                 532,552             11,146,313
Schering-Plough                                        241,295              3,477,061
Wyeth                                                   76,562              3,197,229
                                                                      ---------------
Total                                                                      43,159,769
-------------------------------------------------------------------------------------


ROAD & RAIL (1.5%)
Hertz Global Holdings                                  643,336(b)           7,758,632
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Analog Devices                                          18,155                535,936
Himax Technologies ADR                                 377,112(c)           1,828,993
Infineon Technologies                                  278,524(b,c)         1,959,226
Intel                                                  279,376              5,917,184
LDK Solar ADR                                            9,107(b,c)           245,889
ON Semiconductor                                        28,592(b)             162,403
PMC-Sierra                                              63,640(b)             362,748
Spansion Cl A                                          956,563(b)           2,630,548
Texas Instruments                                      166,460              4,705,824
                                                                      ---------------
Total                                                                      18,348,751
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
58 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SOFTWARE (4.6%)
Microsoft                                              627,418            $17,806,123
Nintendo ADR                                            91,877(c)           5,930,679
                                                                      ---------------
Total                                                                      23,736,802
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (--%)
Office Depot                                             9,762(b)             107,870
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Countrywide Financial                                   43,602                239,811
Fannie Mae                                               8,419                221,588
Freddie Mac                                              8,636                218,664
                                                                      ---------------
Total                                                                         680,063
-------------------------------------------------------------------------------------


TOBACCO (1.9%)
Altria Group                                           175,091              3,887,020
Philip Morris Intl                                     117,435(b)           5,939,863
                                                                      ---------------
Total                                                                       9,826,883
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (6.8%)
Leap Wireless Intl                                      12,095(b)             563,627
Millicom Intl Cellular                                   7,396(b,c)           699,292
MTN Group                                               35,823(c)             545,018
Orascom Telecom Holding GDR                             15,835(c)           1,076,780
Sprint Nextel                                          142,567                953,773
Turkcell ADR                                            34,243(c)             715,336
Vodafone Group                                       8,582,013(c)          25,503,639
Vodafone Group ADR                                     179,576(c)           5,299,288
                                                                      ---------------
Total                                                                      35,356,753
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $568,841,392)                                                     $502,453,297
-------------------------------------------------------------------------------------





OPTIONS PURCHASED (0.8%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Hong Kong Dollar                 44,241       $0.06       March 2009         $259,840
Virgin Media                      3,495       17.50        June 2008          244,650
-------------------------------------------------------------------------------------


PUTS
Energy Select Sector
 SPDR                             1,930       75.00       April 2008          552,945
Goldman Sachs
 Group                           70,982      446.25        Aug. 2008        1,609,126
Oil Service Holders
 Trust                            1,737      165.00       April 2008          365,639
S&P 500 Index                       475    1,300.00       April 2008          966,625
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $5,872,488)                                                         $3,998,825
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.8%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     24,866,283(i)        $24,866,283
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $24,866,283)                                                       $24,866,283
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $599,580,163)(k)                                                  $531,318,405
=====================================================================================




INVESTMENTS IN DERIVATIVES
OPEN OPTIONS CONTRACTS WRITTEN AT MARCH 31, 2008


                                                  NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                            PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(a)
---------------------------------------------------------------------------------------------------------------------
Virgin Media                         Call           2,545         $22.50       $227,946       June 2008       $44,538


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008


                                                CURRENCY TO             CURRENCY TO         UNREALIZED        UNREALIZED
EXCHANGE DATE                                  BE DELIVERED             BE RECEIVED        APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
April 2, 2008                                          1,235,604            6,309,628          $3,278                $--
                                                     U.S. Dollar      Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
April 3, 2008                                            887,490            4,511,362              --             (1,694)
                                                     U.S. Dollar      Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
April 10, 2008                                         6,653,000           13,334,674         141,057                 --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 14, 2008                                         4,445,000            8,907,780          95,296                 --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 14, 2008                                         1,008,000            2,021,695          23,274                 --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 17, 2008                                         6,441,000            6,026,457         150,333                 --
                                               Australian Dollar          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 28, 2008                                         9,657,000           15,180,804              --            (50,460)
                                          European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 30, 2008                                        13,014,000           20,454,624              --            (69,910)
                                          European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                        $413,238          $(122,064)
-------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 18.3% of net assets.


--------------------------------------------------------------------------------
59 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Growth Fund

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $5,820,750 or 1.1% of net assets.

(e)  At March 31, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. The Fund's cash equivalent position is 3.8% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                                    ACQUISITION
SECURITY                                               DATES                COST
-------------------------------------------------------------------------------------
Apollo Mgmt LP*                                     08-02-07 thru
                                                         03-07-08          $7,500,820
Oaktree Capital Group LLC Cl A Unit*                05-21-07 thru
                                                         07-20-07           1,903,400
Virgin Media                                        03-23-06 thru
                                                         03-28-08          66,837,223


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) At March 31, 2008, securities valued at $3,580,815 were held to cover open call options written.

(k) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $599,580,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $16,870,000
Unrealized depreciation                                                      (85,132,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(68,262,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $455,974,381      $75,344,024         $--        $531,318,405
Other financial instruments*                            291,174           44,538          --             335,712

----------------------------------------------------------------------------------------------------------------
Total                                              $456,265,555      $75,388,562         $--        $531,654,117
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.


--------------------------------------------------------------------------------
60 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Growth Fund


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
61 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - High Yield Bond Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (80.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (0.3%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               3.10%        $5,588,460(i)         $2,773,930
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (2.3%)
Alion Science and Technology
 02-01-15                              10.25          6,695,000             3,782,675
DRS Technologies
 11-01-13                               6.88          2,745,000             2,690,100
 02-01-16                               6.63          1,185,000             1,158,338
 02-01-18                               7.63          2,410,000             2,410,000
L-3 Communications
 06-15-12                               7.63          3,425,000             3,502,063
 07-15-13                               6.13          1,010,000               987,275
L-3 Communications
 Series B
 10-15-15                               6.38          6,450,000             6,304,874
                                                                      ---------------
Total                                                                      20,835,325
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.3%)
General Motors
 Sr Unsecured
 04-15-16                               7.70          3,323,000             2,425,790
-------------------------------------------------------------------------------------


BROKERAGE (0.5%)
Nuveen Investments
 Sr Nts
 11-15-15                              10.50          4,654,000(d)          4,025,710
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          6,563,000             5,316,030
Norcraft Companies LP/Finance
 11-01-11                               9.00            570,000               574,275
                                                                      ---------------
Total                                                                       5,890,305
-------------------------------------------------------------------------------------


CHEMICALS (5.2%)
Chemtura
 06-01-16                               6.88          7,545,000             6,715,050
Georgia Gulf
 10-15-16                              10.75          3,034,000             1,987,270
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          4,278,000             4,588,155
INVISTA
 Sr Unsecured
 05-01-12                               9.25         11,097,000(d)         11,346,682
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          7,560,000(d)          6,690,600
Momentive Performance
 Pay-in-kind
 12-01-14                              10.13          9,245,000(l)          8,043,150
NALCO
 11-15-11                               7.75          2,490,000             2,521,125
NALCO
 Sr Sub Nts
 11-15-13                               8.88          3,845,000             3,950,738
                                                                      ---------------
Total                                                                      45,842,770
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.1%)
RSC Equipment Rental
 12-01-14                               9.50          2,407,000             2,009,845
Terex
 Sr Sub Nts
 11-15-17                               8.00          2,025,000             2,025,000
United Rentals North America
 02-15-12                               6.50          3,030,000             2,742,150
United Rentals North America
 Sr Sub Nts
 02-15-14                               7.00          3,330,000             2,614,050
                                                                      ---------------
Total                                                                       9,391,045
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (1.5%)
Realogy
 04-15-15                              12.38          7,930,000             3,528,850
West Corp
 10-15-14                               9.50            760,000               680,200
 10-15-16                              11.00         10,695,000             9,037,275
                                                                      ---------------
Total                                                                      13,246,325
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (2.7%)
AAC Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              14.75            875,472(l)            687,246
AAC Group Holding
 Sr Unsecured
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
 10-01-12                              10.28          4,225,000(k)          3,422,250
Jarden
 05-01-17                               7.50         12,500,000            10,937,500
Sealy Mattress
 06-15-14                               8.25          4,188,000             3,496,980
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
 12-01-13                              10.14          3,350,000(k)          3,140,625
Visant Holding
 Sr Nts
 12-01-13                               8.75          2,067,000             1,932,645
                                                                      ---------------
Total                                                                      23,617,246
-------------------------------------------------------------------------------------


ELECTRIC (5.2%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          4,550,000             4,504,500
 05-15-18                               7.13          4,885,000             4,396,500
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          1,078,000             1,110,340
Energy Future Holdings
 11-01-17                              10.88          1,435,000(d)          1,449,350
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          3,966,136             4,303,258
Mirant Americas Generation LLC
 Sr Unsecured
 05-01-11                               8.30          3,030,000             3,090,600
Mirant North America LLC
 12-31-13                               7.38          6,051,000             6,111,509
NRG Energy
 02-01-14                               7.25          3,589,000             3,544,138
 02-01-16                               7.38            785,000               769,300
 01-15-17                               7.38          8,945,000             8,699,012
Reliant Energy
 12-15-14                               6.75            975,000               995,719
Reliant Energy
 Sr Unsecured
 06-15-17                               7.88          2,215,000             2,215,000
Texas Competitive Electric Holdings LLC
 11-01-15                              10.25          5,105,000(d)          5,105,000
                                                                      ---------------
Total                                                                      46,294,226
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.7%)
AMC Entertainment
 02-01-16                              11.00          3,811,000             3,568,049
United Artists Theatre Circuit
 Pass-Through Ctfs Series AU4
 07-01-15                               9.30          1,751,035(j)          1,742,280
United Artists Theatre Circuit
 Pass-Through Ctfs Series AV2
 07-01-15                               9.30            571,091(j)            568,236
                                                                      ---------------
Total                                                                       5,878,565
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.5%)
Clean Harbors
 Sr Secured
 07-15-12                              11.25          3,872,000             4,143,040
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (4.4%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
 11-01-11                              10.92         11,850,000(k)         10,665,000
Constellation Brands
 12-15-14                               8.38          3,035,000             3,141,225
 09-01-16                               7.25          3,860,000             3,753,850
 05-15-17                               7.25          3,475,000             3,370,750
Cott Beverages USA
 12-15-11                               8.00         12,336,000             9,992,160
Pinnacle Foods Finance LLC
 Sr Sub Nts
 04-01-17                              10.63         10,030,000             8,525,500
                                                                      ---------------
Total                                                                      39,448,485
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
62 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


GAMING (5.7%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13%        $3,970,000            $3,999,775
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              10.25          7,295,000(d)          5,142,975
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          3,990,000(d)          3,511,200
Majestic Star Casino LLC/Capital
 Sr Secured
 10-15-10                               9.50          6,181,000             5,454,733
MGM Mirage
 06-01-16                               7.50          6,100,000             5,490,000
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          6,300,000(d)          6,646,499
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          5,660,000(d)          5,009,100
Station Casinos
 Sr Sub Nts
 02-01-14                               6.50          3,915,000             2,349,000
 03-01-16                               6.88          4,073,000             2,372,523
 03-15-18                               6.63          4,056,000             2,251,080
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          6,700,000(d)          6,540,875
Wynn Las Vegas LLC/Capital
 1st Mtge
 12-01-14                               6.63          2,482,000             2,388,925
                                                                      ---------------
Total                                                                      51,156,685
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.3%)
Southwestern Energy
 Sr Unsecured
 02-01-18                               7.50          3,000,000(d)          3,097,500
-------------------------------------------------------------------------------------


GAS PIPELINES (0.9%)
Southern Star Central
 Sr Nts
 03-01-16                               6.75          4,260,000             4,089,600
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          3,515,000             3,532,575
                                                                      ---------------
Total                                                                       7,622,175
-------------------------------------------------------------------------------------


HEALTH CARE (7.9%)
Community Health Systems
 07-15-15                               8.88          8,833,000             8,866,124
DaVita
 03-15-13                               6.63          5,829,000             5,654,130
 03-15-15                               7.25          4,645,000             4,528,875
HCA
 Sr Secured
 11-15-16                               9.25          4,982,000             5,168,825
HCA
 Sr Unsecured
 02-15-16                               6.50          8,100,000             6,783,750
MedCath Holdings
 07-15-12                               9.88          8,533,000             8,916,984
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               9.14          3,631,668(d,l,i)      3,159,551
Omnicare
 12-15-13                               6.75          5,530,000             4,935,525
 12-15-15                               6.88          2,747,000             2,389,890
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          3,995,000             3,505,613
Select Medical
 Sr Unsecured
 09-15-15                               8.45         13,979,000(i)         10,903,619
Vanguard Health Holding I LLC
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
 10-01-15                               9.11          2,830,000(k)          2,164,950
Vanguard Health Holding II LLC
 10-01-14                               9.00          4,413,000             4,247,513
                                                                      ---------------
Total                                                                      71,225,349
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.9%)
Hovnanian Enterprises
 04-01-12                               8.88          5,970,000             3,313,350
 05-15-13                               7.75            975,000               516,750
 12-15-14                               6.38            790,000               533,250
 01-15-15                               6.25          1,580,000             1,058,600
Meritage Homes
 03-15-15                               6.25            845,000               633,750
Meritage Homes
 Sr Nts
 05-01-14                               7.00          3,000,000             2,272,500
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
 09-01-12                               7.85          4,900,000(k)          4,287,500
William Lyon Homes
 02-15-14                               7.50          7,960,000             3,900,400
                                                                      ---------------
Total                                                                      16,516,100
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (6.3%)
Chesapeake Energy
 08-15-14                               7.00          3,643,000             3,652,108
 01-15-16                               6.63          4,314,000             4,227,720
 01-15-18                               6.25          1,545,000             1,475,475
Compton Petroleum Finance
 12-01-13                               7.63          9,073,000(c)          8,687,397
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          5,740,000(c,d)        5,783,049
Denbury Resources
 12-15-15                               7.50          4,095,000             4,176,900
EXCO Resources
 01-15-11                               7.25          5,871,000             5,709,548
Forest Oil
 06-15-19                               7.25          1,800,000             1,831,500
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          7,265,000(d)          6,810,937
KCS Energy
 04-01-12                               7.13          4,380,000             4,139,100
PetroHawk Energy
 07-15-13                               9.13          3,435,000             3,529,463
Quicksilver Resources
 04-01-16                               7.13          5,215,000             5,032,475
Range Resources
 05-15-16                               7.50          1,970,000             2,019,250
                                                                      ---------------
Total                                                                      57,074,922
-------------------------------------------------------------------------------------


MEDIA CABLE (2.4%)
Cablevision Systems
 Sr Unsecured Series B
 04-15-12                               8.00          4,615,000             4,488,088
Charter Communications Holdings II LLC/Capital
 10-01-13                              10.25          2,800,000             2,401,000
Charter Communications Holdings II LLC/Capital
 Series B
 09-15-10                              10.25          2,828,000             2,566,410
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-14                               8.38            598,000(d)            538,200
 09-15-14                              10.88          4,760,000(d)          4,700,500
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          3,775,000             3,473,000
Virgin Media Finance
 04-15-14                               8.75          3,170,000(c)          2,845,075
                                                                      ---------------
Total                                                                      21,012,273
-------------------------------------------------------------------------------------


MEDIA NON CABLE (7.0%)
Dex Media West LLC/Finance
 Sr Sub Nts Series B
 08-15-13                               9.88          3,075,000             2,675,250
DIRECTV Holdings LLC/Finance
 06-15-15                               6.38          3,365,000             3,137,863
EchoStar DBS
 02-01-16                               7.13          9,631,000             8,980,907
Idearc
 11-15-16                               8.00          2,582,000             1,671,845
Lamar Media
 Series B
 08-15-15                               6.63          3,650,000             3,212,000
Lamar Media
 Sr Unsecured Series C
 08-15-15                               6.63          3,303,000             2,906,640
 08-15-15                               6.63          2,269,000             1,996,720
LBI Media
 Sr Sub Nts
 08-01-17                               8.50          3,289,000(d)          2,861,430
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          6,489,000             5,681,405
 02-01-30                               8.25          3,689,000             3,095,864
Quebecor Media
 Sr Nts
 03-15-16                               7.75          1,802,000(c)          1,644,325
Radio One
 02-15-13                               6.38          7,773,000             5,596,560
Radio One
 Series B
 07-01-11                               8.88            675,000               543,375


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
63 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Rainbow Natl Services LLC
 09-01-12                               8.75%        $7,950,000(d)         $8,128,874
 09-01-14                              10.38          1,885,000(d)          1,998,100
RH Donnelley
 Sr Disc Nts Series A-1
 01-15-13                               6.88          1,370,000               835,700
RH Donnelley
 Sr Disc Nts Series A-2
 01-15-13                               6.88          5,204,000             3,174,440
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88          7,792,000             4,753,120
                                                                      ---------------
Total                                                                      62,894,418
-------------------------------------------------------------------------------------


METALS (1.7%)
CII Carbon LLC
 11-15-15                              11.13          1,510,000(d)          1,306,150
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          5,130,000             5,412,150
 04-01-17                               8.38            870,000               923,288
Noranda Aluminum Acquisition
 Sr Unsecured Pay-in-kind
 05-15-15                               8.74          9,627,000(d,i,l)      7,557,195
                                                                      ---------------
Total                                                                      15,198,783
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (0.7%)
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13         10,460,000             5,857,600
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (1.6%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          3,217,000             2,863,355
GMAC LLC
 Sr Unsecured
 09-15-11                               6.88          7,890,000             6,038,722
 08-28-12                               6.88          7,210,000             5,479,095
                                                                      ---------------
Total                                                                      14,381,172
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.6%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          6,700,000(d)          6,700,000
Key Energy Services
 12-01-14                               8.38          7,675,000(d)          7,655,813
                                                                      ---------------
Total                                                                      14,355,813
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.2%)
Cardtronics
 08-15-13                               9.25          6,951,000             6,533,940
Cardtronics
 Sr Sub Nts
 08-15-13                               9.25          4,480,000(d)          4,211,200
                                                                      ---------------
Total                                                                      10,745,140
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.0%)
Baldor Electric
 02-15-17                               8.63          3,040,000             3,009,600
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          5,890,000             5,786,925
                                                                      ---------------
Total                                                                       8,796,525
-------------------------------------------------------------------------------------


PACKAGING (1.4%)
Crown Americas LLC/Capital
 11-15-15                               7.75          3,173,000             3,260,258
Owens-Brockway Glass Container
 05-15-13                               8.25          1,178,000             1,219,230
Vitro
 02-01-17                               9.13          9,224,000(c)          7,655,920
                                                                      ---------------
Total                                                                      12,135,408
-------------------------------------------------------------------------------------


PAPER (3.5%)
Boise Cascade LLC
 10-15-14                               7.13          6,090,000             5,678,924
Cascades
 02-15-13                               7.25          1,805,000(c)          1,592,913
Georgia-Pacific LLC
 01-15-17                               7.13          6,027,000(d)          5,574,975
Jefferson Smurfit US
 06-01-13                               7.50          5,840,000             5,022,400
NewPage
 Secured
 05-01-12                              10.00            713,000(d)            723,695
NewPage
 Sr Secured
 05-01-12                              10.00          4,875,000             4,948,125
Norampac
 06-01-13                               6.75          4,270,000(c)          3,645,513
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          4,510,000             3,788,400
                                                                      ---------------
Total                                                                      30,974,945
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.7%)
Warner Chilcott
 02-01-15                               8.75          6,469,000             6,469,000
-------------------------------------------------------------------------------------


RAILROADS (0.1%)
Kansas City Southern de Mexico
 Sr Nts
 06-01-14                               7.38          1,169,000(c,d)        1,104,705
-------------------------------------------------------------------------------------


RETAILERS (0.4%)
Claire's Stores
 06-01-17                              10.50          4,196,000             1,846,240
Neiman Marcus Group
 10-15-15                              10.38          1,765,000             1,765,000
                                                                      ---------------
Total                                                                       3,611,240
-------------------------------------------------------------------------------------


TECHNOLOGY (2.1%)
Communications & Power Inds
 02-01-12                               8.00          6,825,000             6,688,500
CPI Intl
 Sr Unsecured
 02-01-15                               8.94          1,720,000(i)          1,754,400
SS&C Technologies
 12-01-13                              11.75          2,195,000             2,178,538
SunGard Data Systems
 08-15-15                              10.25          8,030,000             8,070,150
                                                                      ---------------
Total                                                                      18,691,588
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (1.0%)
Hertz
 01-01-16                              10.50          7,764,000             7,269,045
Quality Distribution LLC/Capital
 01-15-12                               8.76          2,651,000(i)          1,981,623
                                                                      ---------------
Total                                                                       9,250,668
-------------------------------------------------------------------------------------


WIRELESS (1.6%)
Centennial Communications
 Sr Nts
 01-01-13                              10.00          2,054,000             1,910,220
MetroPCS Wireless
 11-01-14                               9.25          6,410,000             5,897,200
Nextel Communications
 Series D
 08-01-15                               7.38          7,940,000             6,113,800
                                                                      ---------------
Total                                                                      13,921,220
-------------------------------------------------------------------------------------


WIRELINES (4.3%)
Citizens Communications
 Sr Unsecured
 03-15-19                               7.13          3,525,000             3,084,375
Fairpoint Communications
 Sr Nts
 04-01-18                              13.13          5,125,000(d)          5,009,688
GCI
 Sr Unsecured
 02-15-14                               7.25          6,454,000             5,324,550
Level 3 Financing
 03-15-13                              12.25          3,135,000             2,821,500
 11-01-14                               9.25          2,279,000             1,863,083
Qwest
 Sr Unsecured
 06-15-15                               7.63          7,015,000             6,839,625
Windstream
 08-01-13                               8.13          1,260,000             1,237,950
 08-01-16                               8.63          9,996,000             9,821,069
 03-15-19                               7.00          2,825,000             2,457,750
                                                                      ---------------
Total                                                                      38,459,590
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $788,112,055)                                                     $718,365,581
-------------------------------------------------------------------------------------



SENIOR LOANS (13.3%)(h)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Aero Technical Support
 Term Loan
 08-16-14                               7.31%        $3,293,473            $2,766,517
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.6%)
Spectrum Brands
 Letter of Credit
 03-30-14                               2.97            147,227               131,032


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
64 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - High Yield Bond Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSUMER PRODUCTS (CONT.)
Spectrum Brands
 Tranche B-1 Term Loan
 03-30-13                          7.07-8.62%        $5,355,418            $4,766,322
                                                                      ---------------
Total                                                                       4,897,354
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.3%)
AMC Entertainment
 Term Loan
 06-13-12                               7.80          3,651,104             2,920,883
-------------------------------------------------------------------------------------


GAMING (1.6%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD          3,604,751(g,m,n)      2,937,872
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                               6.26          7,209,502             5,875,744
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          5,726,201(j)          5,611,677
                                                                      ---------------
Total                                                                      14,425,293
-------------------------------------------------------------------------------------


HEALTH CARE (1.7%)
HCA
 Tranche B Term Loan
 11-17-13                               4.95          5,838,200             5,368,925
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-13-14                               8.49         12,310,827(l)          9,725,554
                                                                      ---------------
Total                                                                      15,094,479
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.6%)
Sandridge Energy
 Term Loan
 04-01-15                               8.63          5,850,000             5,762,250
-------------------------------------------------------------------------------------


MEDIA CABLE (1.2%)
Charter Communications
 Term Loan
 09-06-14                               5.26         12,141,500            10,248,762
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.6%)
Intelsat Bermuda
 Term Loan
 02-01-14                               5.61          4,670,000(c)          4,642,260
Nielsen Finance
 Term Loan
 08-09-13                               5.35         10,438,887(c)          9,383,411
                                                                      ---------------
Total                                                                      14,025,671
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.2%)
Dresser
 2nd Lien Term Loan
 05-04-15                               8.82         12,405,000            11,019,734
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.7%)
ACE Cash Express
 Tranche B Term Loan
 10-05-13                          6.01-8.18          6,274,131             4,799,710
Asurion
 2nd Lien Term Loan
 07-03-15                          9.58-9.60          2,123,000             1,786,865
                                                                      ---------------
Total                                                                       6,586,575
-------------------------------------------------------------------------------------


RETAILERS (0.3%)
Claire's Stores
 Tranche B Term Loan
 05-29-14                          5.45-5.99          3,043,000             2,295,304
-------------------------------------------------------------------------------------


TECHNOLOGY (1.2%)
Flextronics Intl
 Term Loan
 10-01-14                               7.39          8,667,636             8,060,901
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               7.46          2,490,700             2,341,258
                                                                      ---------------
Total                                                                      10,402,159
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
Trilogy Intl
 Term Loan
 06-29-12                               6.20          2,035,000             1,729,750
-------------------------------------------------------------------------------------


WIRELINES (1.8%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD          6,400,000(g,m)        5,616,001
Level 3 Communications
 Tranche B Term Loan
 03-13-14                          5.14-6.63          5,930,000             5,094,878
Qwest
 Tranche B Term Loan
 06-30-10                               6.95          5,638,000             5,511,145
                                                                      ---------------
Total                                                                      16,222,024
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $132,599,374)                                                     $118,396,755
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                    494,265(b,e)          $10,132
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                    4,785,000(b)                  5
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                            $10,137
-------------------------------------------------------------------------------------



OTHER (0.1%)
ISSUER                                                 SHARES                VALUE(a)
Varde Fund V LP                                       5,000,000(b,e,j)       $567,050
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $567,050
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     33,886,005(o)        $33,886,005
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $33,886,005)                                                       $33,886,005
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $958,510,797)(p)                                                  $871,225,528
=====================================================================================




INVESTMENTS IN DERIVATIVES
CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                                                                              NOTIONAL
                                          REFERENCED           BUY/SELL     PAY/RECEIVE      EXPIRATION       PRINCIPAL
COUNTERPARTY                                ENTITY            PROTECTION     FIXED RATE         DATE           AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special                         Ford Motor       Sell           6.60%      Sept. 20, 2012    $1,950,000
  Financing
Lehman Brothers Special                               GMAC       Sell           5.25        Dec. 20, 2012     1,512,000
  Financing
Lehman Brothers Special                         Ford Motor       Sell           6.75        Dec. 20, 2012     1,900,000
  Financing
-----------------------------------------------------------------------------------------------------------------------
Total
-----------------------------------------------------------------------------------------------------------------------

                                     UNREALIZED
COUNTERPARTY                        DEPRECIATION
------------------------------------------------
Lehman Brothers Special               $(296,373)
  Financing
Lehman Brothers Special                (315,321)
  Financing
Lehman Brothers Special                (288,828)
  Financing
------------------------------------------------
Total                                 $(900,522)
------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.


--------------------------------------------------------------------------------
65 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - High Yield Bond Fund

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 5.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $132,389,553 or 14.9% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,129,017.

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(j) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  Term Loan
  9.00% 2012                         03-01-07 thru 09-15-07      $5,631,943
United Artists Theatre Circuit
  Pass-Through Ctfs Series AU4
  9.30% 2015                         02-09-00 thru 04-09-02       1,492,414
United Artists Theatre Circuit
  Pass-Through Ctfs Series AV2
  9.30% 2015                         12-11-01 thru 08-28-02         463,633
Varde Fund V LP                      04-27-00 thru 06-19-00             --*


     * The original cost for this position in fiscal year 2004 was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(k) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) At March 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                              UNFUNDED
BORROWER                                                                     COMMITMENT
---------------------------------------------------------------------------------------
Fontainebleau Las Vegas                                                      $3,501,316


(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(p) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $958,511,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $3,823,000
Unrealized depreciation                                                      (91,108,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(87,285,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
66 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - High Yield Bond Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ----------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                           $33,886,005      $823,155,463     $14,184,060    $871,225,528
Other financial instruments*                                 --          (900,522)             --        (900,522)

-----------------------------------------------------------------------------------------------------------------
Total                                               $33,886,005      $822,254,941     $14,184,060    $870,325,006
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                     INVESTMENTS IN    OTHER FINANCIAL
                                                                       SECURITIES        INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                            $16,873,640        $(244,548)
  Accrued discounts/premiums                                                17,170               --
  Realized gain (loss)                                                     107,156                *
  Change in unrealized appreciation (depreciation)                      (2,266,483)         244,548
  Net purchases (sales)                                                   (547,423)              --
  Transfers in and/or out of Level 3                                            --               --

------------------------------------------------------------------------------------------------------
Balance as of March 31, 2008                                           $14,184,060              $--
------------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Jan. 1, 2008 to March 31, 2008 for Other financial instruments was $(275,050).

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
67 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Income Opportunities Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (84.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15%        $2,000,000(d)         $1,970,845
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.2%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               3.10          2,794,230(h)          1,386,965
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (2.8%)
Alion Science and Technology
 02-01-15                              10.25          4,650,000             2,627,250
Alliant Techsystems
 04-01-16                               6.75          1,415,000             1,376,088
DRS Technologies
 11-01-13                               6.88          2,575,000             2,523,500
 02-01-16                               6.63          3,585,000             3,504,338
 02-01-18                               7.63          3,705,000             3,704,999
L-3 Communications
 06-15-12                               7.63          1,650,000             1,687,125
 07-15-13                               6.13             80,000                78,200
 01-15-15                               5.88            225,000               215,438
L-3 Communications
 Series B
 10-15-15                               6.38          4,387,000             4,288,292
TransDigm
 07-15-14                               7.75          1,260,000             1,260,000
                                                                      ---------------
Total                                                                      21,265,230
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.5%)
General Motors
 Sr Unsecured
 04-15-16                               7.70          2,974,000             2,171,020
Lear
 Series B
 12-01-16                               8.75          1,580,000             1,348,925
                                                                      ---------------
Total                                                                       3,519,945
-------------------------------------------------------------------------------------


BROKERAGE (0.3%)
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                               6.20          2,310,000             2,278,408
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.4%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          1,615,000             1,308,150
Norcraft Companies LP/Finance
 11-01-11                               9.00          1,676,000             1,688,570
                                                                      ---------------
Total                                                                       2,996,720
-------------------------------------------------------------------------------------


CHEMICALS (3.2%)
Chemtura
 06-01-16                               6.88          7,202,000             6,409,779
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          4,034,000             4,326,465
INVISTA
 Sr Unsecured
 05-01-12                               9.25          5,030,000(d)          5,143,175
Momentive Performance
 Pay-in-kind
 12-01-14                              10.13          4,075,000(e)          3,545,250
NALCO
 11-15-11                               7.75          2,175,000             2,202,188
NALCO
 Sr Sub Nts
 11-15-13                               8.88          3,135,000             3,221,213
                                                                      ---------------
Total                                                                      24,848,070
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.2%)
RSC Equipment Rental
 12-01-14                               9.50          1,660,000             1,386,100
Terex
 Sr Sub Nts
 11-15-17                               8.00          2,520,000             2,520,000
United Rentals North America
 02-15-12                               6.50          5,990,000             5,420,950
                                                                      ---------------
Total                                                                       9,327,050
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.3%)
West Corp
 10-15-14                               9.50          2,413,000             2,159,635
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (1.6%)
Chattem
 Sr Sub Nts
 03-01-14                               7.00          2,600,000             2,528,500
Jarden
 05-01-17                               7.50          6,645,000             5,814,375
Sealy Mattress
 06-15-14                               8.25          3,046,000             2,543,410
Visant
 10-01-12                               7.63            765,000               743,963
Visant Holding
 Sr Nts
 12-01-13                               8.75            694,000               648,890
                                                                      ---------------
Total                                                                      12,279,138
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.2%)
Actuant
 Sr Nts
 06-15-17                               6.88          1,815,000(d)          1,783,238
-------------------------------------------------------------------------------------


ELECTRIC (8.2%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          2,300,000             2,277,000
 05-15-18                               7.13          1,325,000             1,192,500
 06-01-19                               7.75          5,000,000             4,675,000
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50          3,510,000             3,597,750
 06-15-16                               7.75            600,000               618,000
 05-15-17                               7.00          1,650,000             1,641,750
Energy Future Holdings
 11-01-17                              10.88          6,765,000(d)          6,832,649
IPALCO Enterprises
 Sr Secured
 11-14-08                               8.38             65,000                65,813
 11-14-11                               8.63          1,540,000             1,620,850
Michigan Strategic Fund
 04-01-35                               7.45          2,000,000(g,h)        2,000,000
Mirant Americas Generation LLC
 Sr Unsecured
 10-01-21                               8.50            445,000               403,838
 05-01-31                               9.13            405,000               367,538
Mirant North America LLC
 12-31-13                               7.38          8,835,000             8,923,349
Nevada Power
 04-15-12                               6.50            550,000               566,279
NRG Energy
 02-01-14                               7.25          1,050,000             1,036,875
 02-01-16                               7.38          5,220,000             5,115,600
 01-15-17                               7.38          3,010,000             2,927,225
Ohio Air Quality Development Authority
 11-01-40                               7.81         10,000,000(g,h)        9,999,999
Putnam County West Virginia
 06-01-19                               8.76          5,050,000(g,h)        5,050,000
Reliant Energy
 12-15-14                               6.75          1,355,000             1,383,794
Texas Competitive Electric Holdings LLC
 11-01-15                              10.25          3,310,000(d)          3,310,000
                                                                      ---------------
Total                                                                      63,605,809
-------------------------------------------------------------------------------------


ENVIRONMENTAL (1.0%)
Allied Waste North America
 Series B
 04-15-14                               7.38          2,985,000             2,936,494
Allied Waste North America
 Sr Secured
 02-15-14                               6.13          4,256,000             4,107,039
Allied Waste North America
 Sr Secured Series B
 05-15-16                               7.13            775,000               773,063
Clean Harbors
 Sr Secured
 07-15-12                              11.25            120,000               128,400
                                                                      ---------------
Total                                                                       7,944,996
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (3.0%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08, thereafter 11.50%)
 11-01-11                               9.79          5,440,000(i)          4,896,000
Constellation Brands
 12-15-14                               8.38          4,360,000             4,512,600
 09-01-16                               7.25          3,665,000             3,564,213
Constellation Brands
 05-15-17                               7.25          1,365,000             1,324,050


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
68 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Cott Beverages USA
 12-15-11                               8.00%       $10,810,000            $8,756,100
                                                                      ---------------
Total                                                                      23,052,963
-------------------------------------------------------------------------------------


GAMING (6.5%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          4,190,000             4,221,425
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          2,215,000(d)          1,949,200
Majestic Star Casino LLC/Capital
 Sr Secured
 10-15-10                               9.50          4,526,000             3,994,195
MGM Mirage
 04-01-13                               6.75          4,845,000             4,457,400
 07-15-15                               6.63          2,000,000             1,740,000
 06-01-16                               7.50          4,675,000             4,207,500
Mohegan Tribal Gaming Authority
 Sr Unsecured
 02-15-13                               6.13          4,825,000             4,402,813
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          3,972,000(d)          4,190,460
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          6,965,000(d)          6,164,025
Station Casinos
 Sr Nts
 04-01-12                               6.00          4,125,000             3,382,500
Station Casinos
 Sr Unsecured
 08-15-16                               7.75          3,815,000             3,071,075
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          7,995,000(d)          7,805,118
                                                                      ---------------
Total                                                                      49,585,711
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.3%)
Southwestern Energy
 Sr Unsecured
 02-01-18                               7.50          2,125,000(d)          2,194,063
-------------------------------------------------------------------------------------


GAS PIPELINES (2.7%)
Southern Star Central
 Sr Nts
 03-01-16                               6.75         10,830,000            10,396,800
Tennessee Gas Pipeline
 Sr Unsecured
 12-15-11                               6.00          1,071,000             1,060,290
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          8,860,000             8,904,300
                                                                      ---------------
Total                                                                      20,361,390
-------------------------------------------------------------------------------------


HEALTH CARE (5.7%)
Community Health Systems
 07-15-15                               8.88          7,795,000             7,824,231
DaVita
 03-15-15                               7.25          4,840,000             4,719,000
HCA
 Sr Secured
 11-15-16                               9.25          5,840,000             6,059,000
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          5,632,000(e)          5,843,200
IASIS Healthcare LLC/Capital
 Bank Guaranteed
 06-15-14                               8.75            565,000               562,175
MedCath Holdings
 07-15-12                               9.88            610,000               637,450
Omnicare
 12-15-13                               6.75          5,760,000             5,140,800
 12-15-15                               6.88          4,920,000             4,280,400
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          2,645,000             2,320,988
Select Medical
 02-01-15                               7.63          7,100,000             5,609,000
Select Medical
 Sr Unsecured
 09-15-15                               8.45          1,345,000(h)          1,049,100
                                                                      ---------------
Total                                                                      44,045,344
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.6%)
D.R. Horton
 02-01-09                               8.00          6,000,000             5,880,000
 01-15-10                               4.88            790,000               724,825
KB HOME
 Sr Sub Nts
 12-15-08                               8.63          4,955,000             4,967,388
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08, thereafter 9.75%)
 09-01-12                               8.89            280,000(i)            245,000
William Lyon Homes
 02-15-14                               7.50            570,000               279,300
                                                                      ---------------
Total                                                                      12,096,513
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (7.9%)
Chesapeake Energy
 06-15-14                               7.50            225,000               230,625
 08-15-14                               7.00          1,230,000             1,233,075
 06-15-15                               6.38          2,000,000             1,940,000
 01-15-16                               6.63          1,280,000             1,254,400
 01-15-16                               6.88          4,170,000             4,128,300
 01-15-18                               6.25            175,000               167,125
Compton Petroleum Finance
 12-01-13                               7.63          3,875,000(c)          3,710,313
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          5,716,000(c,d)        5,758,869
Denbury Resources
 04-01-13                               7.50            275,000               281,188
 12-15-15                               7.50          4,740,000             4,834,800
EXCO Resources
 01-15-11                               7.25          7,772,000             7,558,269
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75         10,115,000(d)          9,482,812
KCS Energy
 04-01-12                               7.13          5,505,000             5,202,225
OPTI Canada
 Sr Secured
 12-15-14                               8.25          2,799,000(c)          2,771,010
PetroHawk Energy
 07-15-13                               9.13          3,445,000             3,539,738
Quicksilver Resources
 04-01-16                               7.13          3,310,000             3,194,150
Range Resources
 03-15-15                               6.38          2,200,000             2,156,000
 05-15-16                               7.50          4,005,000             4,105,125
                                                                      ---------------
Total                                                                      61,548,024
-------------------------------------------------------------------------------------


MEDIA CABLE (1.7%)
Cablevision Systems
 Sr Unsecured Series B
 04-15-12                               8.00          2,865,000             2,786,213
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-12                               8.00          1,887,000(d)          1,731,323
CSC Holdings
 Sr Unsecured
 04-15-12                               6.75          1,800,000             1,737,000
 07-15-18                               7.63          1,310,000             1,195,375
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13            485,000               489,850
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          1,055,000               970,600
Virgin Media Finance
 04-15-14                               8.75          4,270,000(c)          3,832,324
                                                                      ---------------
Total                                                                      12,742,685
-------------------------------------------------------------------------------------


MEDIA NON CABLE (7.7%)
Clear Channel Communications
 Sr Unsecured
 12-15-16                               5.50          5,125,000             3,382,500
Dex Media West LLC/Finance
 Sr Sub Nts Series B
 08-15-13                               9.88          3,000,000             2,610,000
Dex Media
 Sr Disc Nts
 (Zero coupon through 11-15-08, thereafter 9.00%)
 11-15-13                               8.33          4,665,000(i)          3,358,800
Dex Media
 Sr Unsecured
 11-15-13                               8.00          7,915,000             5,777,950
DIRECTV Holdings LLC/Finance
 06-15-15                               6.38          1,225,000             1,142,313
EchoStar DBS
 10-01-11                               6.38            185,000               177,600
 10-01-14                               6.63          3,990,000             3,630,900
 02-01-16                               7.13          7,440,000             6,937,799
Lamar Media
 Series B
 08-15-15                               6.63            740,000               651,200
Lamar Media
 Sr Unsecured
 08-15-15                               6.63          2,219,000             1,952,720


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
69 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Lamar Media
 Sr Unsecured Series C
 08-15-15                               6.63%        $5,246,000            $4,616,480
LBI Media
 Sr Sub Nts
 08-01-17                               8.50            974,000(d)            847,380
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          2,490,000             2,180,105
 02-01-30                               8.25            862,000               723,403
LIN TV
 05-15-13                               6.50            380,000               352,450
Quebecor Media
 Sr Nts
 03-15-16                               7.75          1,384,000(c)          1,262,900
Radio One
 02-15-13                               6.38            565,000               406,800
Radio One
 Series B
 07-01-11                               8.88          5,300,000             4,266,500
Rainbow Natl Services LLC
 09-01-12                               8.75          5,130,000(d)          5,245,425
RH Donnelley
 Sr Disc Nts Series A-2
 01-15-13                               6.88             93,000                56,730
Salem Communications Holding
 12-15-10                               7.75         10,179,000             9,580,983
                                                                      ---------------
Total                                                                      59,160,938
-------------------------------------------------------------------------------------


METALS (2.9%)
CII Carbon LLC
 11-15-15                              11.13            985,000(d)            852,025
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          6,385,000             6,736,175
 04-01-17                               8.38          4,390,000             4,658,888
Noranda Aluminum Acquisition
 Sr Unsecured Pay-in-kind
 05-15-15                               8.74          2,782,000(d,e,h)      2,183,870
Peabody Energy
 04-15-16                               5.88          2,655,000             2,508,975
 11-01-16                               7.38          2,060,000             2,132,100
Peabody Energy
 Series B
 03-15-13                               6.88          2,868,000             2,911,020
                                                                      ---------------
Total                                                                      21,983,053
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (0.4%)
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13          5,695,000             3,189,200
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (3.7%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88         14,562,000            12,961,199
GMAC LLC
 Sr Unsecured
 01-19-10                               7.75          2,765,000             2,401,154
 03-02-11                               7.25          1,640,000             1,292,320
 09-15-11                               6.88         15,350,000            11,748,337
                                                                      ---------------
Total                                                                      28,403,010
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.4%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          5,695,000(d)          5,695,000
Key Energy Services
 12-01-14                               8.38          4,975,000(d)          4,962,563
                                                                      ---------------
Total                                                                      10,657,563
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.2%)
Cardtronics
 08-15-13                               9.25          3,141,000             2,952,540
Cardtronics
 Sr Sub Nts
 08-15-13                               9.25          7,045,000(d)          6,622,300
                                                                      ---------------
Total                                                                       9,574,840
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.2%)
Baldor Electric
 02-15-17                               8.63          3,234,000             3,201,660
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          4,695,000             4,612,838
Leucadia Natl
 Sr Unsecured
 09-15-15                               8.13          1,365,000             1,375,988
                                                                      ---------------
Total                                                                       9,190,486
-------------------------------------------------------------------------------------


PACKAGING (2.5%)
Crown Americas LLC/Capital
 11-15-13                               7.63          1,225,000             1,249,500
Crown Cork & Seal
 04-15-23                               8.00          2,425,000             2,255,250
Greif
 Sr Unsecured
 02-01-17                               6.75          2,590,000             2,551,150
Owens-Brockway Glass Container
 05-15-13                               8.25          2,715,000             2,810,025
Silgan Holdings
 Sr Sub Nts
 11-15-13                               6.75          3,285,000             3,071,475
Vitro
 02-01-12                               8.63          3,000,000(c)          2,767,500
 02-01-17                               9.13          5,005,000(c)          4,154,150
                                                                      ---------------
Total                                                                      18,859,050
-------------------------------------------------------------------------------------


PAPER (2.7%)
Boise Cascade LLC
 10-15-14                               7.13          1,885,000             1,757,763
Cascades
 02-15-13                               7.25          1,110,000(c)            979,575
Georgia-Pacific LLC
 01-15-17                               7.13          4,747,000(d)          4,390,975
NewPage
 Sr Secured
 05-01-12                              10.00          2,217,000             2,250,255
Norampac
 06-01-13                               6.75          2,250,000(c)          1,920,938
Smurfit-Stone Container Enterprises
 Sr Unsecured
 07-01-12                               8.38          2,160,000             1,954,800
 03-15-17                               8.00          9,310,000             7,820,399
                                                                      ---------------
Total                                                                      21,074,705
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.2%)
Elan Finance
 11-15-11                               7.75          3,600,000(c)          3,348,000
Warner Chilcott
 02-01-15                               8.75          6,220,000             6,220,000
                                                                      ---------------
Total                                                                       9,568,000
-------------------------------------------------------------------------------------


RAILROADS (0.7%)
Kansas City Southern de Mexico
 Sr Nts
 06-01-14                               7.38          2,500,000(c,d)        2,362,500
Kansas City Southern de Mexico
 Sr Unsub
 12-01-13                               7.63          3,000,000(c)          2,820,000
                                                                      ---------------
Total                                                                       5,182,500
-------------------------------------------------------------------------------------


TECHNOLOGY (2.1%)
Communications & Power Inds
 02-01-12                               8.00          6,875,000             6,737,500
Seagate Technology HDD Holdings
 10-01-16                               6.80          9,754,000(c)          9,290,685
                                                                      ---------------
Total                                                                      16,028,185
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.7%)
Hertz
 01-01-14                               8.88          5,450,000             5,163,875
-------------------------------------------------------------------------------------


WIRELESS (1.4%)
Centennial Cellular Operating/Communications
 06-15-13                              10.13          3,355,000             3,313,063
Centennial Communications/Cellular Operating LLC/Puerto Rico Operations
 Sr Unsecured
 02-01-14                               8.13          1,890,000             1,786,050
Nextel Communications
 Series D
 08-01-15                               7.38          4,895,000             3,769,150
Rural Cellular
 Sr Secured
 03-15-12                               8.25          1,550,000             1,588,750
                                                                      ---------------
Total                                                                      10,457,013
-------------------------------------------------------------------------------------


WIRELINES (5.0%)
Cincinnati Bell
 07-15-13                               7.25            110,000               108,075
 02-15-15                               7.00          6,265,000             5,669,825
Citizens Communications
 Sr Unsecured
 03-15-15                               6.63          1,600,000             1,440,000
 03-15-19                               7.13          4,575,000             4,003,125


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
70 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Embarq
 Sr Unsecured
 06-01-16                               7.08%        $3,953,000            $3,742,451
Fairpoint Communications
 Sr Nts
 04-01-18                              13.13          4,285,000(d)          4,188,588
Qwest
 Sr Unsecured
 10-01-14                               7.50          5,585,000             5,445,375
 06-15-15                               7.63          4,915,000             4,792,125
Windstream
 08-01-13                               8.13            730,000               717,225
 08-01-16                               8.63          5,760,000             5,659,200
 03-15-19                               7.00          3,000,000             2,610,000
                                                                      ---------------
Total                                                                      38,375,989
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $685,115,754)                                                     $647,861,149
-------------------------------------------------------------------------------------



SENIOR LOANS (7.6%)(j)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.2%)
Aero Technical
 Support Term Loan
 08-16-14                               7.31%        $2,097,166            $1,761,619
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.2%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.08-6.09          1,797,295             1,560,951
-------------------------------------------------------------------------------------


ELECTRIC (0.4%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD          2,998,120(b,l)        2,717,916
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.1%)
AMC Entertainment
 Term Loan
 06-13-12                               7.80            832,993               666,394
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (--%)
Pinnacle Foods Holding
 Term Loan
 04-02-14                          5.42-7.48              1,599                 1,391
-------------------------------------------------------------------------------------


GAMING (0.7%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD          1,451,794(b,k,l)      1,183,212
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                               6.26          2,903,587             2,366,423
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          2,050,121(g)          2,009,119
                                                                      ---------------
Total                                                                       5,558,754
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.5%)
Sandridge Energy
 04-01-15                               8.63         11,545,000            11,371,826
-------------------------------------------------------------------------------------


MEDIA CABLE (0.8%)
Charter Communications
 Term Loan
 03-06-13                               5.26              1,163                   981
 TBD                                     TBD          5,035,000(b,l)        4,883,950
 03-06-14                               8.50          1,500,000             1,455,000
                                                                      ---------------
Total                                                                       6,339,931
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.2%)
Intelsat Bermuda
 Term Loan
 02-01-14                               5.61          1,565,000(c)          1,555,704
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.7%)
Dresser
 2nd Lien Term Loan
 05-04-15                               8.82          6,415,000             5,698,637
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.8%)
Asurion
 1st Lien Term Loan
 07-03-14                               6.10          7,227,000             6,070,680
-------------------------------------------------------------------------------------


TECHNOLOGY (1.0%)
Flextronics Intl
 Tranche A Term Loan
 10-01-14                               7.39          6,308,383             5,866,797
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               7.46          1,812,754             1,703,988
                                                                      ---------------
Total                                                                       7,570,785
-------------------------------------------------------------------------------------


WIRELESS (0.4%)
Trilogy Intl
 Term Loan
 06-29-12                               6.20          3,620,000             3,077,000
-------------------------------------------------------------------------------------


WIRELINES (0.6%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD          5,350,000(b,l)        4,694,625
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $62,865,094)                                                       $58,646,213
-------------------------------------------------------------------------------------



MONEY MARKET FUND (6.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     51,892,733(m)        $51,892,733
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $51,892,733)                                                       $51,892,733
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $799,873,581)(n)                                                  $758,400,095
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,776,504.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 6.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $95,666,403 or 12.5% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


--------------------------------------------------------------------------------
71 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Income Opportunities Fund

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012               03-01-07 thru 09-15-07      $2,016,375
Michigan Strategic Fund
  7.45% 2035                                02-27-08              2,000,000
Ohio Air Quality Development
  Authority
  7.81% 2040                                02-28-08             10,000,000
Putnam County West Virginia
  8.76% 2019                                03-05-08              5,050,000


(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) At March 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Fontainebleau Las Vegas                                                     $1,431,975


(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $799,874,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $2,145,000
Unrealized depreciation                                                      (43,619,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(41,474,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
72 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Income Opportunities Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ----------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                           $51,892,733      $702,444,884     $4,062,478     $758,400,095


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                     INVESTMENTS IN    OTHER FINANCIAL
                                                                       SECURITIES        INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                            $5,124,523          $(57,682)
  Accrued discounts/premiums                                                3,277                --
  Realized gain (loss)                                                     10,459                 *
  Change in unrealized appreciation (depreciation)                       (897,660)           57,682
  Net purchases (sales)                                                  (178,121)               --
  Transfers in and/or out of Level 3                                           --                --

------------------------------------------------------------------------------------------------------
Balance as of March 31, 2008                                           $4,062,478               $--
------------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Jan. 1, 2008 to March 31, 2008 for Other financial instruments was $(71,364).

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
73 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Equity Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.5%)
ISSUER                                                 SHARES                VALUE(a)


AEROSPACE & DEFENSE (4.1%)
Boeing                                                  612,307           $45,537,272
DRS Technologies                                         14,619               851,995
General Dynamics                                         28,599             2,384,299
Goodrich                                                106,773             6,140,515
Honeywell Intl                                          301,996            17,038,614
L-3 Communications Holdings                              66,974             7,322,937
Lockheed Martin                                         103,153            10,243,093
Northrop Grumman                                         11,098               863,535
Spirit Aerosystems Holdings Cl A                        104,343(b)          2,314,328
United Technologies                                     175,827            12,100,414
                                                                      ---------------
Total                                                                     104,797,002
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                               19,487             1,422,941
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Northwest Airlines                                       55,548(b)            499,377
UAL                                                      39,825               857,432
                                                                      ---------------
Total                                                                       1,356,809
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   15,307(b)            394,921
Johnson Controls                                         43,091             1,456,475
                                                                      ---------------
Total                                                                       1,851,396
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Fiat                                                     39,443(c)            913,908
Ford Motor                                              296,539(b)          1,696,202
General Motors                                           41,050               782,003
Harley-Davidson                                          18,341               687,788
                                                                      ---------------
Total                                                                       4,079,901
-------------------------------------------------------------------------------------


BEVERAGES (2.3%)
Coca-Cola                                               341,937            20,813,705
Hansen Natural                                           27,966(b)            987,200
Molson Coors Brewing Cl B                               335,194            17,621,149
Pepsi Bottling Group                                      9,109               308,886
PepsiCo                                                 248,835            17,965,887
                                                                      ---------------
Total                                                                      57,696,827
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.2%)
Amgen                                                   472,311(b)         19,733,154
Biogen Idec                                              49,340(b)          3,043,785
Celgene                                                  15,325(b)            939,269
Genentech                                               358,979(b)         29,141,914
Gilead Sciences                                          69,505(b)          3,581,593
                                                                      ---------------
Total                                                                      56,439,715
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                   111,818             2,217,351
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.0%)
Apollo Mgmt LP                                          730,700(b,d,i)     10,047,125
Bank of New York Mellon                                 188,523             7,867,065
BlackRock                                                 7,496             1,530,533
Blackstone Group LP                                      75,480(e)          1,198,622
Federated Investors Cl B                                 74,197             2,905,555
Franklin Resources                                       27,036             2,622,222
Goldman Sachs Group                                      75,778            12,532,923
KKR Private Equity Investors LP Unit                  1,528,328            18,863,583
Legg Mason                                                6,897               386,094
Lehman Brothers Holdings                                105,975             3,988,899
Merrill Lynch & Co                                      331,647            13,511,299
Morgan Stanley                                          233,876            10,688,133
Oaktree Capital Group LLC Cl A Unit                     174,489(d,i)        4,711,203
Och-Ziff Capital Management Group LLC Cl A              245,863             5,163,123
State Street                                             62,326             4,923,754
                                                                      ---------------
Total                                                                     100,940,133
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Air Products & Chemicals                                 15,675             1,442,100
Ashland                                                  20,428               966,244
Dow Chemical                                            252,236             9,294,897
Eastman Chemical                                         26,735             1,669,601
Ecolab                                                   12,634               548,695
EI du Pont de Nemours & Co                              152,541             7,132,817
Hercules                                                  8,415               153,910
Intl Flavors & Fragrances                                 5,929               261,172
Monsanto                                                 39,570             4,412,055
PPG Inds                                                 11,901               720,130
Praxair                                                  23,204             1,954,473
Rohm & Haas                                               9,212               498,185
Sigma-Aldrich                                             9,525               568,166
                                                                      ---------------
Total                                                                      29,622,445
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.4%)
BB&T                                                    104,608             3,353,732
Comerica                                                 35,037             1,229,098
Huntington Bancshares                                    26,337               283,123
KeyCorp                                                  47,584             1,044,469
M&T Bank                                                  5,399               434,512
Marshall & Ilsley                                        19,184               445,069
Natl City                                                45,580               453,521
PNC Financial Services Group                             53,663             3,518,683
Regions Financial                                        36,146               713,884
SunTrust Banks                                            4,081               225,026
US Bancorp                                              172,306             5,575,822
Wachovia                                                314,741(e)          8,498,007
Wells Fargo & Co                                        307,102             8,936,667
Zions Bancorporation                                      7,743               352,694
                                                                      ---------------
Total                                                                      35,064,307
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                        20,919(b)            226,134
Cintas                                                    9,786               279,292
Equifax                                                   7,050               243,084
Monster Worldwide                                         9,602(b)            232,464
Robert Half Intl                                         11,892               306,101
Waste Management                                         37,658             1,263,803
                                                                      ---------------
Total                                                                       2,550,878
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (4.7%)
Alcatel-Lucent ADR                                       76,789(c)            442,305
Ciena                                                    61,364(b)          1,891,852
Cisco Systems                                         1,078,071(b)         25,970,730
Comverse Technology                                     177,573(b)          2,753,269
Corning                                                  33,099               795,700
Foundry Networks                                         89,595(b)          1,037,510
JDS Uniphase                                             15,674(b)            209,875
Juniper Networks                                         38,241(b)            956,025
Motorola                                                634,388             5,899,808
Nokia ADR                                               765,732(c)         24,373,250
Nortel Networks                                         273,215(b,c)        1,827,808
QUALCOMM                                              1,180,085            48,383,485
Starent Networks                                        235,537(b)          3,179,750
Telefonaktiebolaget LM Ericsson ADR                      69,952(c)          1,374,557
Tellabs                                                  31,962(b)            174,193
                                                                      ---------------
Total                                                                     119,270,117
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.2%)
Apple                                                   171,393(b)         24,594,896
Dell                                                    277,239(b)          5,522,601
EMC                                                     198,558(b)          2,847,322
Hewlett-Packard                                         551,843            25,197,150
IBM                                                     195,127            22,466,923
SanDisk                                                  30,009(b)            677,303
                                                                      ---------------
Total                                                                      81,306,195
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                    31,156             4,397,981
KBR                                                     149,998             4,159,445
                                                                      ---------------
Total                                                                       8,557,426
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                          7,836               520,310
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
American Express                                        169,415             7,406,823
Capital One Financial                                   124,079             6,107,168
Discover Financial Services                              15,634               255,929
SLM                                                      16,899(b)            259,400
                                                                      ---------------
Total                                                                      14,029,320
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Ball                                                      7,429               341,289
Bemis                                                     7,581               192,785
Pactiv                                                    9,483(b)            248,549
Sealed Air                                               11,717               295,854
Temple-Inland                                            18,846               239,721
                                                                      ---------------
Total                                                                       1,318,198
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                            12,327               495,792
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
74 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                        10,308(b)           $445,306
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.7%)
Bank of America                                       1,087,574            41,229,930
CIT Group                                                14,151               167,689
Citigroup                                               778,480            16,675,042
CME Group                                                 3,824             1,793,838
Consumer Discretionary Select Sector SPDR
 Fund                                                    24,893               764,713
IntercontinentalExchange                                 13,065(b)          1,704,983
JPMorgan Chase & Co                                     597,984            25,683,413
Leucadia Natl                                            11,944               540,108
Liberty Media -- Capital Series A                        94,315(b,j)        1,484,518
Materials Select Sector SPDR Fund                        22,418               900,531
NYMEX Holdings                                            7,616               690,238
NYSE Euronext                                            19,001             1,172,552
                                                                      ---------------
Total                                                                      92,807,555
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (5.6%)
AT&T                                                  1,759,472            67,387,777
Cbeyond                                                  34,100(b)            640,739
Citizens Communications                                  97,655             1,024,401
Deutsche Telekom                                      1,030,067(c)         17,194,513
Deutsche Telekom ADR                                    135,827(c)          2,252,012
Embarq                                                        3                   120
Global Crossing                                         212,093(b,c,e)      3,215,330
Qwest Communications Intl                               955,012             4,326,204
Telefonica                                              452,943(c)         13,013,553
Telefonica ADR                                           49,457(c)          4,278,525
Telenor                                                 174,251(b,c)        3,335,848
Time Warner Telecom Cl A                                 64,997(b)          1,006,804
Verizon Communications                                  717,550            26,154,697
Windstream                                               95,044             1,135,776
                                                                      ---------------
Total                                                                     144,966,299
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.7%)
Allegheny Energy                                         12,127               612,414
American Electric Power                                  29,183             1,214,888
Duke Energy                                              92,003             1,642,254
Edison Intl                                              23,772             1,165,303
Entergy                                                  74,383             8,113,698
Exelon                                                  132,235            10,746,738
FirstEnergy                                              22,243             1,526,315
FPL Group                                                56,705             3,557,672
Pepco Holdings                                           14,611               361,184
Pinnacle West Capital                                    30,041             1,053,838
PPL                                                      63,850             2,931,992
Progress Energy                                          18,912               788,630
Southern                                                255,198             9,087,601
                                                                      ---------------
Total                                                                      42,802,527
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric                                        241,861            12,446,167
Suntech Power Holdings ADR                               75,702(b,c)        3,070,473
                                                                      ---------------
Total                                                                      15,516,640
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                                      9,848(b)            293,766
Amphenol Cl A                                            23,437               873,028
Tyco Electronics                                         79,032             2,712,378
                                                                      ---------------
Total                                                                       3,879,172
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.1%)
Baker Hughes                                             12,453               853,031
Halliburton                                             115,893             4,558,072
Natl Oilwell Varco                                       68,524(b)          4,000,431
Pride Intl                                              147,731(b)          5,163,198
Schlumberger                                             69,613             6,056,331
Transocean                                               42,887(b)          5,798,322
Weatherford Intl                                         27,129(b)          1,966,039
                                                                      ---------------
Total                                                                      28,395,424
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale                                         31,852             2,069,424
CVS Caremark                                            178,621             7,235,937
Kroger                                                   49,057             1,246,048
Safeway                                                  76,010             2,230,894
SUPERVALU                                                14,396               431,592
SYSCO                                                    42,819             1,242,607
Walgreen                                                 98,715             3,760,054
Wal-Mart Stores                                         328,746            17,318,340
Whole Foods Market                                        9,795               322,941
                                                                      ---------------
Total                                                                      35,857,837
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.6%)
Archer-Daniels-Midland                                   45,230             1,861,667
General Mills                                            53,364             3,195,436
Kellogg                                                  67,986             3,573,344
Kraft Foods Cl A                                        231,590             7,181,606
Tyson Foods Cl A                                         17,501               279,141
                                                                      ---------------
Total                                                                      16,091,194
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                     3,291               110,281
ONEOK                                                    52,234             2,331,204
Questar                                                  12,602               712,769
                                                                      ---------------
Total                                                                       3,154,254
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Boston Scientific                                     2,575,460(b)         33,146,170
China Medical Technologies ADR                           56,883(c)          2,337,322
Covidien                                                 28,927             1,280,020
Medtronic                                               136,810             6,617,500
St. Jude Medical                                         15,558(b)            671,950
Stryker                                                  12,967               843,503
                                                                      ---------------
Total                                                                      44,896,465
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna                                                   111,151             4,678,346
AmerisourceBergen                                        12,264               502,579
Cardinal Health                                         156,461             8,215,767
CIGNA                                                    80,106             3,249,900
Coventry Health Care                                     11,631(b)            469,311
Express Scripts                                          19,189(b)          1,234,236
Humana                                                   12,544(b)            562,724
Laboratory Corp of America Holdings                       8,729(b)            643,153
McKesson                                                206,293            10,803,564
Medco Health Solutions                                   39,053(b)          1,710,131
Patterson Companies                                      10,415(b)            378,065
Quest Diagnostics                                        11,633               526,626
Tenet Healthcare                                         35,264(b)            199,594
UnitedHealth Group                                      275,026             9,449,893
WellPoint                                                61,970(b)          2,734,736
                                                                      ---------------
Total                                                                      45,358,625
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               14,509               304,834
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.6%)
Chipotle Mexican Grill Cl B                                   1(b)                 97
Darden Restaurants                                       51,487             1,675,902
Intl Game Technology                                    106,228             4,271,428
Marriott Intl Cl A                                       75,365             2,589,541
McDonald's                                               88,178             4,917,687
Pinnacle Entertainment                                   47,652(b)            609,946
Starbucks                                                53,316(b)            933,030
Vail Resorts                                              4,941(b)            238,601
Yum! Brands                                              10,299               383,226
                                                                      ---------------
Total                                                                      15,619,458
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.5%)
Black & Decker                                            4,766               315,033
Centex                                                  144,744             3,504,252
DR Horton                                               241,559             3,804,554
Harman Intl Inds                                        424,050            18,463,137
Hovnanian Enterprises Cl A                              171,449(b,e)        1,817,359
KB Home                                                 167,331             4,138,096
Leggett & Platt                                          12,673               193,263
Lennar Cl A                                             110,527             2,079,013
Meritage Homes                                           29,723(b)            574,248
Newell Rubbermaid                                        59,318             1,356,603
NVR                                                       1,381(b)            825,148
Snap-On                                                   4,202               213,672
Standard-Pacific                                        148,220(e)            720,349
Stanley Works                                             5,955               283,577
Whirlpool                                                 5,658               491,001
                                                                      ---------------
Total                                                                      38,779,305
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                       169,923            13,238,701
Procter & Gamble                                        296,937            20,806,376
                                                                      ---------------
Total                                                                      34,045,077
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                      48,825(b)            813,913
Constellation Energy Group                               13,182             1,163,575
Dynegy Cl A                                              36,182(b)            285,476
                                                                      ---------------
Total                                                                       2,262,964
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                       19,796(g)          1,566,853
General Electric                                      1,070,341            39,613,320
Tyco Intl                                                77,652(c)          3,420,571
                                                                      ---------------
Total                                                                      44,600,744
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
75 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INSURANCE (3.9%)
ACE                                                     232,914(c)        $12,824,245
AFLAC                                                   229,176            14,884,981
Allstate                                                 13,306               639,486
American Intl Group                                     578,484            25,019,433
Aon                                                       4,819               193,724
Arch Capital Group                                       24,420(b,c)        1,676,921
Assurant                                                  8,878               540,315
Assured Guaranty                                         75,900(c)          1,801,866
Chubb                                                    81,253             4,020,398
Endurance Specialty Holdings                             33,001(c)          1,207,837
Hartford Financial Services Group                       144,238            10,928,913
MetLife                                                  79,477             4,789,284
Principal Financial Group                                 7,737               431,106
Prudential Financial                                    217,511            17,020,236
Validus Holdings                                         43,564(c)          1,020,705
XL Capital Cl A                                          34,494(c)          1,019,298
                                                                      ---------------
Total                                                                      98,018,748
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                               10,620(b)            757,207
Expedia                                                  14,824(b)            324,497
IAC/InterActiveCorp                                      14,003(b)            290,702
                                                                      ---------------
Total                                                                       1,372,406
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.9%)
Akamai Technologies                                      11,998(b)            337,864
eBay                                                    102,854(b)          3,069,163
Google Cl A                                              34,121(b)         15,029,277
VeriSign                                                 16,140(b)            536,494
Yahoo!                                                  115,200(b,g)        3,332,736
                                                                      ---------------
Total                                                                      22,305,534
-------------------------------------------------------------------------------------


IT SERVICES (1.0%)
Accenture Cl A                                            4,915(c)            172,861
Affiliated Computer Services Cl A                        55,411(b)          2,776,645
Automatic Data Processing                                84,502             3,582,040
Broadridge Financial Solutions                                1                    18
Cognizant Technology Solutions Cl A                      35,379(b)          1,019,977
Convergys                                                 9,680(b)            145,781
Electronic Data Systems                                  95,934             1,597,301
Fidelity Natl Information Services                       14,399               549,178
Fiserv                                                   18,950(b)            911,306
HCL Technologies                                        117,384(c)            746,150
MasterCard Cl A                                          30,959             6,903,546
Paychex                                                   9,288               318,207
Satyam Computer Services ADR                             13,466(c)            304,197
Unisys                                                   22,710(b)            100,605
Visa Cl A                                                99,174(b)          6,184,490
Western Union                                            54,576             1,160,832
                                                                      ---------------
Total                                                                      26,473,134
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                                 6,449               102,991
Eastman Kodak                                            20,820               367,889
Hasbro                                                   10,669               297,665
Mattel                                                   26,612               529,579
                                                                      ---------------
Total                                                                       1,298,124
-------------------------------------------------------------------------------------


MACHINERY (1.4%)
Caterpillar                                             112,093             8,775,761
Deere & Co                                              112,228(g)          9,027,620
Flowserve                                                92,173             9,621,017
Ingersoll-Rand Cl A                                      20,395(c)            909,209
Navistar Intl                                             4,346(b)            261,195
Parker Hannifin                                          93,206             6,456,380
                                                                      ---------------
Total                                                                      35,051,182
-------------------------------------------------------------------------------------


MEDIA (7.3%)
CBS Cl B                                                 49,092             1,083,951
Clear Channel Communications                             51,396             1,501,791
Comcast Cl A                                            770,025            14,892,284
Comcast Special Cl A                                    100,883(b)          1,913,751
DIRECTV Group                                           104,419(b)          2,588,547
DISH Network Cl A                                        25,281(b)            726,323
EW Scripps Cl A                                           6,433               270,250
Gannett                                                  12,639               367,163
Idearc                                                        1                     4
Interpublic Group of Companies                           33,791(b)            284,182
Liberty Entertainment Series A                          247,820(b,j)        5,610,645
McGraw-Hill Companies                                    18,393               679,621
Meredith                                                  2,088                79,866
New York Times Cl A                                       7,810               147,453
News Corp Cl A                                          906,569            16,998,169
Omnicom Group                                            11,949               527,907
Sirius Satellite Radio                                  419,854(b)          1,200,782
Time Warner                                           1,383,303            19,393,908
Time Warner Cable Cl A                                   64,216(b)          1,604,116
Viacom Cl B                                             116,727(b)          4,624,724
Virgin Media                                          5,357,898(h,i)       75,385,624
Vivendi                                                 126,813(c)          4,960,275
Walt Disney                                             269,436(e)          8,454,902
Washington Post Cl B                                        317               209,696
WorldSpace Cl A                                         140,710(b,e)          234,986
XM Satellite Radio Holdings Cl A                      2,100,107(b)         24,403,242
                                                                      ---------------
Total                                                                     188,144,162
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
Alcoa                                                   163,143             5,882,937
Allegheny Technologies                                    7,415               529,134
Coeur d'Alene Mines                                   1,806,143(b)          7,296,818
Freeport-McMoRan Copper & Gold                           27,692             2,664,524
Lihir Gold                                            3,282,720(b,c)       10,476,084
Newmont Mining                                           76,544             3,467,456
Nucor                                                    20,886             1,414,818
Titanium Metals                                           6,273                94,409
                                                                      ---------------
Total                                                                      31,826,180
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
JC Penney                                               132,705             5,004,305
Kohl's                                                   54,518(b)          2,338,277
Macy's                                                   39,977               921,870
Nordstrom                                                13,781               449,261
Saks                                                      5,277(b)             65,804
Target                                                   43,001             2,179,291
                                                                      ---------------
Total                                                                      10,958,808
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.6%)
Ameren                                                   15,180               668,527
CenterPoint Energy                                       23,434               334,403
CMS Energy                                               16,417               222,286
Consolidated Edison                                      19,809               786,417
Dominion Resources                                      133,328             5,445,116
DTE Energy                                               11,945               464,541
Integrys Energy Group                                     5,567               259,645
NiSource                                                 19,997               344,748
PG&E                                                     25,836               951,282
Public Service Enterprise Group                          37,115             1,491,652
Sempra Energy                                            19,073             1,016,209
TECO Energy                                              15,380               245,311
Xcel Energy                                             169,049(g)          3,372,528
                                                                      ---------------
Total                                                                      15,602,665
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                                    49,667               743,515
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (8.8%)
Anadarko Petroleum                                       38,186             2,406,864
Apache                                                    6,838               826,167
BP ADR                                                   99,399(c)          6,028,549
Chesapeake Energy                                        31,427             1,450,356
Chevron                                                 483,754            41,293,240
ConocoPhillips                                          250,798            19,113,316
CONSOL Energy                                            14,245               985,612
Devon Energy                                             62,218             6,491,204
El Paso                                                  50,082               833,364
EOG Resources                                             9,148             1,097,760
Exxon Mobil                                           1,207,881           102,162,574
Marathon Oil                                             77,841             3,549,550
Occidental Petroleum                                     66,168             4,841,513
Patriot Coal                                              1,991(b)             93,517
Peabody Energy                                           19,911             1,015,461
Range Resources                                           1,262                80,074
Royal Dutch Shell ADR                                    27,113(c)          1,870,255
Ship Finance Intl                                        61,306(c)          1,611,122
Spectra Energy                                           46,013             1,046,796
Sunoco                                                   36,852             1,933,624
Tesoro                                                   10,338               310,140
Total                                                   201,465(c)         14,924,851
Valero Energy                                           199,700             9,807,267
Williams Companies                                       43,973             1,450,230
XTO Energy                                               32,196             1,991,645
                                                                      ---------------
Total                                                                     227,215,051
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                              130,453             3,548,322
MeadWestvaco                                             13,306               362,189
Weyerhaeuser                                             55,013             3,578,045
                                                                      ---------------
Total                                                                       7,488,556
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.6%)
Avon Products                                           761,574            30,112,636


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
76 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PERSONAL PRODUCTS (CONT.)
Herbalife                                               242,582(c)        $11,522,645
                                                                      ---------------
Total                                                                      41,635,281
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.7%)
Bristol-Myers Squibb                                  1,819,165            38,748,215
Eli Lilly & Co                                          155,668             8,030,912
Johnson & Johnson                                       175,105            11,359,061
Merck & Co                                              850,331            32,270,061
Pfizer                                                2,621,852            54,875,363
Roche Holding                                             5,336(c)          1,005,746
Schering-Plough                                         598,066             8,618,131
Teva Pharmaceutical Inds ADR                             64,962(c)          3,000,595
Wyeth                                                   326,140            13,619,606
                                                                      ---------------
Total                                                                     171,527,690
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                                57,409               879,506
Apartment Investment & Management Cl A                   43,458             1,556,231
AvalonBay Communities                                     2,910               280,873
Boston Properties                                         6,154               566,599
Developers Diversified Realty                             2,357                98,711
Host Hotels & Resorts                                    22,630               360,270
Kimco Realty                                              7,722               302,471
MFA Mtge Investments                                    243,408             1,533,470
Plum Creek Timber                                        12,539               510,337
ProLogis                                                 16,422               966,599
Public Storage                                            6,850               607,047
Simon Property Group                                     11,968             1,111,947
Vornado Realty Trust                                      7,073               609,763
                                                                      ---------------
Total                                                                       9,383,824
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                               5,228(b)            113,134
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
CSX                                                      18,859             1,057,424
Hertz Global Holdings                                 1,021,378(b)         12,317,819
Norfolk Southern                                         27,012             1,467,292
                                                                      ---------------
Total                                                                      14,842,535
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Analog Devices                                          107,688             3,178,950
Applied Materials                                        43,256               843,925
Atmel                                                   369,921(b)          1,287,325
Cypress Semiconductor                                    81,095(b)          1,914,653
Himax Technologies ADR                                  591,084(c)          2,866,757
Infineon Technologies                                   528,919(b,c)        3,720,584
Intel                                                 1,185,839            25,116,071
Intersil Cl A                                            10,924               280,419
KLA-Tencor                                                8,452               313,569
LDK Solar ADR                                            14,180(b,c)          382,860
LSI                                                     261,086(b)          1,292,376
MEMC Electronic Materials                                11,659(b)            826,623
Microchip Technology                                     12,955               424,017
Micron Technology                                       448,434(b)          2,677,151
Natl Semiconductor                                        9,727               178,199
NVIDIA                                                   39,398(b)            779,686
ON Semiconductor                                        206,393(b)          1,172,312
PMC-Sierra                                              195,436(b)          1,113,985
Spansion Cl A                                         2,006,105(b)          5,516,789
Texas Instruments                                       408,249(g)         11,541,199
Xilinx                                                   11,520               273,600
                                                                      ---------------
Total                                                                      65,701,050
-------------------------------------------------------------------------------------


SOFTWARE (3.1%)
ACI Worldwide                                            17,608(b)            350,751
Adobe Systems                                            41,918(b)          1,491,862
Autodesk                                                 16,866(b)            530,942
BEA Systems                                              95,250(b)          1,824,038
BMC Software                                             14,306(b)            465,231
CA                                                       28,622               643,995
Citrix Systems                                           13,855(b)            406,367
Compuware                                                20,909(b)            153,472
Electronic Arts                                          23,011(b)          1,148,709
Intuit                                                   24,309(b)            656,586
Microsoft                                             1,802,630            51,158,638
Nintendo ADR                                            145,423(c)          9,387,084
Novell                                                   25,533(b)            160,603
Oracle                                                  391,513(b)          7,657,994
Quest Software                                           36,124(b)            472,141
Symantec                                                 63,350(b)          1,052,877
Synchronoss Technologies                                 15,365(b)            307,761
                                                                      ---------------
Total                                                                      77,869,051
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.0%)
Abercrombie & Fitch Cl A                                 32,914             2,407,330
AutoNation                                               10,009(b)            149,835
AutoZone                                                  3,319(b)            377,802
Bed Bath & Beyond                                        19,319(b)            569,911
Best Buy                                                 25,768             1,068,341
Gap                                                      94,448(g)          1,858,737
Home Depot                                              210,656             5,892,048
Limited Brands                                           41,791               714,626
Lowe's Companies                                        286,450             6,571,162
Office Depot                                             35,436(b)            391,568
OfficeMax                                                 5,465               104,600
Penske Automotive Group                                  25,832               502,691
RadioShack                                                9,995               162,419
Sherwin-Williams                                          7,877               402,042
Staples                                                  51,791             1,145,099
Tiffany & Co                                              9,974               417,312
TJX Companies                                            99,347             3,285,405
                                                                      ---------------
Total                                                                      26,020,928
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                       6,185                83,003
Liz Claiborne                                             7,419               134,655
Nike Cl B                                                28,047             1,907,195
Polo Ralph Lauren                                         6,048               352,538
VF                                                       10,425               808,042
                                                                      ---------------
Total                                                                       3,285,433
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.1%)
Countrywide Financial                                 1,301,125(e)          7,156,188
Downey Financial                                         11,512(e)            211,591
Fannie Mae                                              207,679             5,466,111
Freddie Mac                                             435,160            11,018,250
Hudson City Bancorp                                      74,976             1,325,582
New York Community Bancorp                              111,545             2,032,350
Washington Federal                                       15,925               363,727
                                                                      ---------------
Total                                                                      27,573,799
-------------------------------------------------------------------------------------


TOBACCO (1.8%)
Altria Group                                            653,732            14,512,850
Philip Morris Intl                                      563,217(b)         28,487,516
UST                                                      39,654             2,161,936
                                                                      ---------------
Total                                                                      45,162,302
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                                      44,709(b)          1,753,040
Leap Wireless Intl                                       18,827(b)            877,338
Millicom Intl Cellular                                   24,642(b,c)        2,329,901
MTN Group                                                56,611(c)            861,290
Orascom Telecom Holding GDR                              25,382(c)          1,725,976
Sprint Nextel                                           770,063             5,151,721
Turkcell ADR                                             53,296(c)          1,113,353
Vodafone Group                                       13,424,895(c)         39,895,498
Vodafone Group ADR                                      415,001(c)         12,246,680
                                                                      ---------------
Total                                                                      65,954,797
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,548,230,208)                                                 $2,448,888,632
-------------------------------------------------------------------------------------





OPTIONS PURCHASED (0.2%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Hong Kong Dollar                 69,460       $0.06       March 2009         $407,960
Virgin Media                      5,419       17.50        June 2008          379,330
-------------------------------------------------------------------------------------


PUTS
Energy Select Sector SPDR         3,081       75.00       April 2008          882,707
Goldman Sachs Group             110,740      446.25        Aug. 2008        2,510,420
Oil Service Holders Trust         2,757      165.00       April 2008          580,349
S&P 500 Index                       749    1,300.00       April 2008        1,524,215
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $9,248,261)                                                         $6,284,981
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.4%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                    110,661,683(k)       $110,661,683
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $110,661,683)                                                     $110,661,683
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,668,140,152)(l)                                              $2,565,835,296
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
77 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Equity Fund


INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        94            $31,114,000       June 2008         $297,472


OPEN OPTIONS CONTRACTS WRITTEN AT MARCH 31, 2008


                                                  NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                            PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(a)
---------------------------------------------------------------------------------------------------------------------
Virgin Media                         Call           3,942         $22.50       $353,022       June 2008       $68,985


TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                                                  NOTIONAL
                                                                  EXPIRATION      PRINCIPAL     UNREALIZED
COUNTERPARTY                    FUND RECEIVES      FUND PAYS         DATE          AMOUNT      APPRECIATION
-----------------------------------------------------------------------------------------------------------
Bear Stearns International
  Ltd.                         Total return on      Floating    Oct. 20, 2008    $4,365,007      $175,663
                               a custom basket          rate
                                 of securities      based on
                                    in the S&P       1-month
                                 Goldman Sachs         LIBOR
                                    Technology          plus
                                      Industry         0.25%
                                 Semiconductor
                                         Index


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008


                                                CURRENCY TO             CURRENCY TO         UNREALIZED        UNREALIZED
EXCHANGE DATE                                  BE DELIVERED             BE RECEIVED        APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
April 2, 2008                                          1,934,724            9,879,691          $5,133                $--
                                                     U.S. Dollar      Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
April 3, 2008                                          1,389,636            7,063,907              --             (2,652)
                                                     U.S. Dollar      Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
April 10, 2008                                        11,263,000           22,574,544         238,799                 --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 14, 2008                                           975,000            1,955,509          22,512                 --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 14, 2008                                         6,667,000           13,360,668         142,933                 --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 17, 2008                                        10,026,000            9,380,727         234,007                 --
                                               Australian Dollar          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 28, 2008                                        15,577,000           24,487,044              --            (81,394)
                                          European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 30, 2008                                        20,037,000           31,492,954              --           (107,637)
                                          European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                        $643,384          $(191,683)
-------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 9.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $14,758,328 or 0.6% of net assets.

(e)  At March 31, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. The Fund's cash equivalent position is 3.8% of net assets.

(g) At March 31, 2008, investments in securities included securities valued at $6,986,260 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.


--------------------------------------------------------------------------------
78 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Equity Fund

(h) At March 31, 2008, securities valued at $5,546,394 were held to cover open call options written.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 03-07-08      $16,581,844
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 03-14-08        6,522,854
Virgin Media                         10-25-05 thru 03-28-08      115,186,207


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(l) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $2,668,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $208,951,000
Unrealized depreciation                                                     (311,256,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(102,305,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                ------------------------------------------------------------------
                                                     LEVEL 1           LEVEL 2
                                                  QUOTED PRICES         OTHER          LEVEL 3
                                                    IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                        $2,421,775,564     $144,059,732         $--        $2,565,835,296
Other financial instruments*                            749,173          175,663          --               924,836

------------------------------------------------------------------------------------------------------------------
Total                                            $2,422,524,737     $144,235,395         $--        $2,566,760,132
------------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
79 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Value Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.6%)
Boeing                                                  1,875                $139,444
DRS Technologies                                          310                  18,067
General Dynamics                                          606                  50,522
Goodrich                                                1,887                 108,521
Honeywell Intl                                          2,961                 167,059
L-3 Communications Holdings                               714                  78,069
Lockheed Martin                                         1,398                 138,821
Northrop Grumman                                          233                  18,130
Spirit Aerosystems Holdings Cl A                          693(b)               15,371
United Technologies                                     1,306                  89,879
                                                                      ---------------
Total                                                                         823,883
-------------------------------------------------------------------------------------


AIRLINES (--%)
UAL                                                       309                   6,653
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Fiat                                                      836(c)               19,371
Ford Motor                                              3,002(b)               17,171
                                                                      ---------------
Total                                                                          36,542
-------------------------------------------------------------------------------------


BEVERAGES (1.4%)
Coca-Cola                                               1,964                 119,548
Molson Coors Brewing Cl B                               1,412                  74,229
PepsiCo                                                   643                  46,425
                                                                      ---------------
Total                                                                         240,202
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.2%)
Amgen                                                     996(b)               41,613
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.3%)
Masco                                                   2,369                  46,977
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.2%)
Apollo Mgmt LP                                          3,600(b,d,e)           49,500
Bank of New York Mellon                                 2,354                  98,232
Blackstone Group LP                                     1,592                  25,281
Franklin Resources                                        284                  27,545
Goldman Sachs Group                                       499                  82,530
KKR Private Equity Investors LP Unit                    1,632                  20,143
Lehman Brothers Holdings                                1,933                  72,758
Merrill Lynch & Co                                      3,598                 146,583
Morgan Stanley                                          3,320                 151,724
Oaktree Capital Group LLC Cl A Unit                     1,000(d,e)             27,000
Och-Ziff Capital Management Group LLC Cl A                801                  16,821
State Street                                              439                  34,681
                                                                      ---------------
Total                                                                         752,798
-------------------------------------------------------------------------------------


CHEMICALS (1.5%)
Ashland                                                   347                  16,413
Dow Chemical                                            3,884                 143,126
Eastman Chemical                                          436                  27,228
EI du Pont de Nemours & Co                              1,817                  84,963
                                                                      ---------------
Total                                                                         271,730
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.9%)
PNC Financial Services Group                            1,137                  74,553
US Bancorp                                              1,710                  55,336
Wachovia                                                3,952                 106,703
Wells Fargo & Co                                        3,335                  97,049
                                                                      ---------------
Total                                                                         333,641
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.2%)
Cisco Systems                                           4,414(b)              106,334
Motorola                                                6,577                  61,166
Nokia ADR                                               2,715(c)               86,418
QUALCOMM                                                2,425                  99,425
Telefonaktiebolaget LM Ericsson ADR                     1,482(c)               29,121
                                                                      ---------------
Total                                                                         382,464
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.2%)
Apple                                                      76(b)               10,906
Dell                                                      982(b)               19,561
Hewlett-Packard                                         3,435                 156,842
IBM                                                     1,699                 195,623
SanDisk                                                   465(b)               10,495
                                                                      ---------------
Total                                                                         393,427
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                     315                  44,466
KBR                                                     1,329                  36,853
                                                                      ---------------
Total                                                                          81,319
-------------------------------------------------------------------------------------


CONSUMER FINANCE (1.3%)
American Express                                        2,311                 101,037
Capital One Financial                                   2,587                 127,332
                                                                      ---------------
Total                                                                         228,369
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Temple-Inland                                             399                   5,075
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (7.3%)
Bank of America                                        16,925                 641,627
Citigroup                                              13,805                 295,703
JPMorgan Chase & Co                                     8,380                 359,921
                                                                      ---------------
Total                                                                       1,297,251
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
AT&T                                                   14,925                 571,627
Citizens Communications                                 2,069                  21,704
Deutsche Telekom                                        2,578(c)               43,034
Global Crossing                                           952(b,c)             14,432
Verizon Communications                                 10,731                 391,145
Windstream                                              2,014                  24,067
                                                                      ---------------
Total                                                                       1,066,009
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.9%)
Entergy                                                 1,259                 137,332
Exelon                                                  1,758                 142,873
FPL Group                                                 572                  35,887
Pinnacle West Capital                                     481                  16,873
PPL                                                       777                  35,680
Southern                                                4,233                 150,737
                                                                      ---------------
Total                                                                         519,382
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                        1,736                  89,335
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Amphenol Cl A                                             488                  18,178
Tyco Electronics                                          912                  31,300
                                                                      ---------------
Total                                                                          49,478
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.4%)
Baker Hughes                                              260                  17,810
Halliburton                                             1,342                  52,781
Natl Oilwell Varco                                        761(b)               44,427
Pride Intl                                                889(b)               31,071
Transocean                                                474(b)               64,085
Weatherford Intl                                          575(b)               41,670
                                                                      ---------------
Total                                                                         251,844
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.2%)
CVS Caremark                                            1,115                  45,169
Safeway                                                   946                  27,765
Walgreen                                                  582                  22,168
Wal-Mart Stores                                         2,258                 118,952
                                                                      ---------------
Total                                                                         214,054
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.0%)
General Mills                                             622                  37,245
Kellogg                                                 1,058                  55,608
Kraft Foods Cl A                                        2,551                  79,107
                                                                      ---------------
Total                                                                         171,960
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
ONEOK                                                   1,107                  49,405
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Boston Scientific                                       7,814(b)              100,566
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.2%)
Aetna                                                   1,549                  65,198
Cardinal Health                                           834                  43,793
CIGNA                                                   1,251                  50,753
McKesson                                                  491                  25,714
UnitedHealth Group                                        843                  28,965
                                                                      ---------------
Total                                                                         214,423
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.8%)
Darden Restaurants                                        569                  18,521
Intl Game Technology                                      789                  31,726
Marriott Intl Cl A                                      1,112                  38,208
McDonald's                                                856                  47,739
Pinnacle Entertainment                                  1,010(b)               12,928
                                                                      ---------------
Total                                                                         149,122
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
80 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOUSEHOLD DURABLES (1.9%)
Centex                                                  2,880                 $69,725
DR Horton                                               4,894                  77,080
Harman Intl Inds                                        1,022                  44,498
Hovnanian Enterprises Cl A                              3,587(b)               38,022
KB Home                                                 2,975                  73,572
Lennar Cl A                                             1,400                  26,334
Standard-Pacific                                        3,117                  15,149
                                                                      ---------------
Total                                                                         344,380
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                       1,270                  98,946
Procter & Gamble                                        1,855                 129,980
                                                                      ---------------
Total                                                                         228,926
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.8%)
3M                                                        419                  33,164
General Electric                                       11,210                 414,882
Tyco Intl                                               1,211(c)               53,345
                                                                      ---------------
Total                                                                         501,391
-------------------------------------------------------------------------------------


INSURANCE (7.1%)
ACE                                                     3,353(c)              184,616
AFLAC                                                   2,549                 165,558
American Intl Group                                     7,467                 322,947
Arch Capital Group                                        418(b,c)             28,704
Assured Guaranty                                          799(c)               18,968
Chubb                                                   1,370                  67,788
Endurance Specialty Holdings                              699(c)               25,583
Hartford Financial Services Group                       2,257                 171,013
MetLife                                                 1,122                  67,612
Prudential Financial                                    2,273                 177,862
Validus Holdings                                          391(c)                9,161
XL Capital Cl A                                           530(c)               15,662
                                                                      ---------------
Total                                                                       1,255,474
-------------------------------------------------------------------------------------


IT SERVICES (0.9%)
Affiliated Computer Services Cl A                         902(b)               45,199
Automatic Data Processing                               1,191                  50,487
Electronic Data Systems                                 1,241                  20,663
HCL Technologies                                        1,558(c)                9,903
Visa Cl A                                                 411(b)               25,630
                                                                      ---------------
Total                                                                         151,882
-------------------------------------------------------------------------------------


MACHINERY (2.1%)
Caterpillar                                               870                  68,112
Deere & Co                                              1,569                 126,211
Flowserve                                                 732                  76,406
Ingersoll-Rand Cl A                                       428(c)               19,080
Parker Hannifin                                         1,330                  92,129
                                                                      ---------------
Total                                                                         381,938
-------------------------------------------------------------------------------------


MEDIA (5.0%)
Comcast Cl A                                            3,296                  63,745
Comcast Special Cl A                                    2,137(b)               40,539
DISH Network Cl A                                         536(b)               15,399
News Corp Cl A                                          9,428                 176,775
Sirius Satellite Radio                                  5,922(b)               16,937
Time Warner                                            11,844                 166,053
Viacom Cl B                                             1,749(b)               69,295
Virgin Media                                            8,430(e)              118,610
Vivendi                                                 2,687(c)              105,102
Walt Disney                                             3,668                 115,102
                                                                      ---------------
Total                                                                         887,557
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
Alcoa                                                   2,098                  75,654
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.9%)
JC Penney                                               2,430                  91,635
Kohl's                                                    659(b)               28,265
Target                                                    911                  46,169
                                                                      ---------------
Total                                                                         166,069
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.8%)
Dominion Resources                                      1,921                  78,454
Xcel Energy                                             2,932                  58,493
                                                                      ---------------
Total                                                                         136,947
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (14.2%)
Anadarko Petroleum                                        439                  27,670
BP ADR                                                  1,690(c)              102,499
Chesapeake Energy                                         666                  30,736
Chevron                                                 6,430                 548,864
ConocoPhillips                                          4,618                 351,938
Devon Energy                                            1,087                 113,407
Exxon Mobil                                            12,364               1,045,746
Marathon Oil                                              991                  45,190
Royal Dutch Shell ADR                                     568(c)               39,181
Total                                                   2,175(c)              161,127
Valero Energy                                             539                  26,470
XTO Energy                                                477                  29,507
                                                                      ---------------
Total                                                                       2,522,335
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.6%)
Intl Paper                                              2,103                  57,202
Weyerhaeuser                                              834                  54,243
                                                                      ---------------
Total                                                                         111,445
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.6%)
Avon Products                                           1,939                  76,668
Herbalife                                                 704(c)               33,440
                                                                      ---------------
Total                                                                         110,108
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.1%)
Bristol-Myers Squibb                                    7,878                 167,801
Eli Lilly & Co                                            418                  21,565
Johnson & Johnson                                       1,515                  98,278
Merck & Co                                              4,169                 158,214
Pfizer                                                 24,080                 503,994
Schering-Plough                                         3,071                  44,253
Wyeth                                                   2,268                  94,712
                                                                      ---------------
Total                                                                       1,088,817
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Annaly Capital Management                                 978                  14,983
Apartment Investment & Management Cl A                    920                  32,945
                                                                      ---------------
Total                                                                          47,928
-------------------------------------------------------------------------------------


ROAD & RAIL (--%)
Hertz Global Holdings                                     308(b)                3,714
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Analog Devices                                            620                  18,302
Atmel                                                   7,837(b)               27,273
Cypress Semiconductor                                   1,321(b)               31,189
Infineon Technologies                                   1,893(b,c)             13,316
Intel                                                   5,440                 115,218
LSI                                                     4,698(b)               23,255
Micron Technology                                       6,883(b)               41,092
ON Semiconductor                                        1,720(b)                9,770
Spansion Cl A                                           8,097(b)               22,267
Texas Instruments                                         990                  27,987
                                                                      ---------------
Total                                                                         329,669
-------------------------------------------------------------------------------------


SOFTWARE (1.3%)
ACI Worldwide                                             373(b)                7,430
BEA Systems                                             2,018(b)               38,645
Microsoft                                               4,978                 141,276
Oracle                                                  2,158(b)               42,210
Quest Software                                            765(b)                9,999
                                                                      ---------------
Total                                                                         239,560
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.3%)
Gap                                                     1,277                  25,131
Home Depot                                              1,681                  47,018
Limited Brands                                            885                  15,134
Lowe's Companies                                        3,700                  84,877
Penske Automotive Group                                   547                  10,645
TJX Companies                                           1,425                  47,125
                                                                      ---------------
Total                                                                         229,930
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (2.2%)
Countrywide Financial                                  17,277                  95,024
Fannie Mae                                              3,398                  89,435
Freddie Mac                                             7,177                 181,722
New York Community Bancorp                              1,100                  20,042
                                                                      ---------------
Total                                                                         386,223
-------------------------------------------------------------------------------------


TOBACCO (1.9%)
Altria Group                                            4,278                  94,972
Philip Morris Intl                                      4,278(b)              216,380
UST                                                       378                  20,609
                                                                      ---------------
Total                                                                         331,961
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel                                           7,175                  48,001
Vodafone Group ADR                                      2,884(c)               85,107
                                                                      ---------------
Total                                                                         133,108
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,682,266)                                                       $17,482,538
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund                                            367,096(f)             $367,096
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $367,096)                                                             $367,096
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $19,049,362)(g)                                                    $17,849,634
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
81 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Large Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 6.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $76,500 or 0.4% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 01-16-08      $78,940
Oaktree Capital Group LLC Cl A
  Unit*                                     05-21-07              43,040
Virgin Media                         11-22-05 thru 03-14-08      195,939


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $19,049,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $1,636,000
Unrealized depreciation                                                      (2,835,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,199,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


FAIR VALUE MEASUREMENT





Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                    FAIR VALUE AT MARCH 31, 2008
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                             $17,477,638        $371,996          $--        $17,849,634



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
82 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Mid Cap Growth Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Precision Castparts                                     11,761             $1,200,563
Rockwell Collins                                        21,297              1,217,123
                                                                      ---------------
Total                                                                       2,417,686
-------------------------------------------------------------------------------------


AIRLINES (0.8%)
AMR                                                    154,707(b)           1,395,457
UAL                                                     81,757              1,760,228
US Airways Group                                        79,911(b)             712,007
                                                                      ---------------
Total                                                                       3,867,692
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Harley-Davidson                                         25,255                947,063
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Hansen Natural                                          33,845(b)           1,194,729
Pepsi Bottling Group                                    73,101              2,478,854
                                                                      ---------------
Total                                                                       3,673,583
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.2%)
Applera-Celera Group                                   836,490(b,d)        12,296,403
OSI Pharmaceuticals                                     78,093(b)           2,919,897
                                                                      ---------------
Total                                                                      15,216,300
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.4%)
Legg Mason                                              32,995              1,847,060
Northern Trust                                          70,926              4,714,451
T Rowe Price Group                                     119,458              5,972,900
TD Ameritrade Holding                                  526,347(b)           8,689,989
                                                                      ---------------
Total                                                                      21,224,400
-------------------------------------------------------------------------------------


CHEMICALS (0.9%)
Sigma-Aldrich                                           71,177              4,245,708
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.5%)
TCF Financial                                          127,127              2,278,116
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (6.1%)
Ciena                                                  229,487(b)           7,075,084
F5 Networks                                            298,794(b)           5,429,087
Foundry Networks                                       688,501(b)           7,972,842
Infinera                                               101,183(b)           1,214,196
Juniper Networks                                       174,612(b)           4,365,300
ORBCOMM                                                192,870(b)             956,635
Riverbed Technology                                    172,198(b)           2,558,862
                                                                      ---------------
Total                                                                      29,572,006
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.7%)
Brocade Communications Systems                       1,338,293(b)           9,769,538
Emulex                                                 245,648(b)           3,989,324
NetApp                                                  34,796(b)             697,660
Sun Microsystems                                       404,552(b)           6,282,693
Synaptics                                               83,409(b)           1,991,807
                                                                      ---------------
Total                                                                      22,731,022
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.6%)
Fluor                                                   32,801              4,630,189
Foster Wheeler                                          37,090(b)           2,100,036
Quanta Services                                        247,086(b)           5,724,983
                                                                      ---------------
Total                                                                      12,455,208
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.4%)
Martin Marietta Materials                               18,867(e)           2,003,109
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.5%)
Strayer Education                                       16,098              2,454,945
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
NYSE Euronext                                           22,634              1,396,744
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Level 3 Communications                                 804,287(b)           1,705,088
Time Warner Telecom Cl A                               261,161(b)           4,045,384
                                                                      ---------------
Total                                                                       5,750,472
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                        37,659              1,901,780
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (7.5%)
Energy Conversion Devices                              204,221(b,e)         6,106,209
Evergreen Solar                                        228,646(b,e)         2,119,548
First Solar                                             17,703(b)           4,091,871
FuelCell Energy                                        255,834(b,e)         1,701,296
General Cable                                           35,907(b)           2,121,026
Hubbell Cl B                                           202,001              8,825,425
JA Solar Holdings ADR                                  101,578(b,c)         1,889,351
Roper Inds                                              24,531              1,458,123
SunPower Cl A                                           38,334(b,e)         2,856,266
Suntech Power Holdings ADR                              61,175(b,c)         2,481,258
Yingli Green Energy Holding ADR                        179,042(b,c,e)       3,061,618
                                                                      ---------------
Total                                                                      36,711,991
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Amphenol Cl A                                           72,399              2,696,863
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.2%)
BJ Services                                            281,392              8,022,486
ENSCO Intl                                              97,299              6,092,863
Natl Oilwell Varco                                       9,084(b)             530,324
Smith Intl                                               9,677                621,554
                                                                      ---------------
Total                                                                      15,267,227
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.6%)
Whole Foods Market                                      92,395(e)           3,046,263
-------------------------------------------------------------------------------------


GAS UTILITIES (0.4%)
Questar                                                 33,388              1,888,425
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (5.7%)
Hologic                                                 61,913(b)           3,442,363
Intuitive Surgical                                       5,581(b)           1,810,197
ResMed                                                  66,830(b)           2,818,889
St. Jude Medical                                       359,684(b)          15,534,752
Varian Medical Systems                                  85,796(b)           4,018,685
                                                                      ---------------
Total                                                                      27,624,886
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.2%)
AmerisourceBergen                                       76,412              3,131,364
Express Scripts                                         19,548(b)           1,257,327
Universal Health Services Cl B                          29,780              1,598,888
                                                                      ---------------
Total                                                                       5,987,579
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.7%)
Allscripts Healthcare Solutions                        157,275(b)           1,623,078
Cerner                                                  45,924(b)           1,712,047
                                                                      ---------------
Total                                                                       3,335,125
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.7%)
Brinker Intl                                            84,186              1,561,650
Darden Restaurants                                      32,195              1,047,947
Intl Game Technology                                   125,986              5,065,898
Pinnacle Entertainment                                  73,469(b)             940,403
Starwood Hotels & Resorts Worldwide                     83,720              4,332,510
                                                                      ---------------
Total                                                                      12,948,408
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Beazer Homes USA                                        64,153(e)             606,246
Centex                                                  28,996                701,993
                                                                      ---------------
Total                                                                       1,308,239
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
AES                                                    245,026(b)           4,084,583
Ormat Technologies                                      62,659              2,694,964
                                                                      ---------------
Total                                                                       6,779,547
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.8%)
Orbitz Worldwide                                       533,234(b)           3,673,982
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (5.2%)
Akamai Technologies                                    176,850(b)           4,980,096
Equinix                                                 21,839(b)           1,452,075
MercadoLibre                                            40,047(b,c)         1,592,269
Omniture                                                31,659(b)             734,805
VistaPrint                                             472,536(b,c,e)      16,515,133
                                                                      ---------------
Total                                                                      25,274,378
-------------------------------------------------------------------------------------


IT SERVICES (0.5%)
Sapient                                                 76,900(b)             535,224
VeriFone Holdings                                      131,627(b)           2,088,920
                                                                      ---------------
Total                                                                       2,624,144
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Polaris Inds                                            33,670(e)           1,380,807
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
83 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Mid Cap Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


LIFE SCIENCES TOOLS & SERVICES (0.5%)
Techne                                                  34,352(b)          $2,313,951
-------------------------------------------------------------------------------------


MACHINERY (0.7%)
ITT                                                     28,814              1,492,853
Joy Global                                              25,686              1,673,700
                                                                      ---------------
Total                                                                       3,166,553
-------------------------------------------------------------------------------------


MEDIA (1.8%)
Lamar Advertising Cl A                                  29,815(b)           1,071,253
Sirius Satellite Radio                               1,863,591(b,e)         5,329,870
XM Satellite Radio Holdings Cl A                       193,222(b)           2,245,240
                                                                      ---------------
Total                                                                       8,646,363
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Allegheny Technologies                                  28,732              2,050,316
Freeport-McMoRan Copper & Gold                          34,540              3,323,438
                                                                      ---------------
Total                                                                       5,373,754
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.2%)
Family Dollar Stores                                   137,103              2,673,509
JC Penney                                              134,332              5,065,659
Nordstrom                                               85,111              2,774,619
                                                                      ---------------
Total                                                                      10,513,787
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.3%)
Denbury Resources                                       80,019(b)           2,284,542
El Paso                                                248,256              4,130,980
Murphy Oil                                              15,212              1,249,514
Newfield Exploration                                   132,175(b)           6,985,448
Southwestern Energy                                    109,510(b)           3,689,392
Tesoro                                                  65,163              1,954,890
Williams Companies                                     159,168              5,249,361
                                                                      ---------------
Total                                                                      25,544,127
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Bare Escentuals                                         87,957(b,e)         2,059,953
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.6%)
Endo Pharmaceuticals Holdings                           76,832(b)           1,839,358
KV Pharmaceutical Cl A                                  50,215(b)           1,253,366
Mylan                                                  396,975              4,604,910
                                                                      ---------------
Total                                                                       7,697,634
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.0%)
Advanced Energy Inds                                   261,421(b)           3,466,443
Atheros Communications                                  19,645(b)             409,402
Broadcom Cl A                                          132,287(b)           2,549,170
Cree                                                    67,048(b,e)         1,874,662
Fairchild Semiconductor Intl                            97,811(b)           1,165,907
FormFactor                                              91,513(b)           1,747,898
Hittite Microwave                                       80,327(b)           3,005,836
Intersil Cl A                                           59,491              1,527,134
Kulicke & Soffa Inds                                   486,815(b)           2,326,976
Maxim Integrated Products                              159,268              3,245,086
MEMC Electronic Materials                               38,076(b)           2,699,588
MKS Instruments                                        116,454(b)           2,492,116
NVIDIA                                                  92,273(b)           1,826,083
ON Semiconductor                                       135,379(b)             768,953
PMC-Sierra                                           3,230,793(b)          18,415,521
Trina Solar ADR                                         42,568(b,c,e)       1,308,540
                                                                      ---------------
Total                                                                      48,829,315
-------------------------------------------------------------------------------------


SOFTWARE (6.8%)
BMC Software                                            35,772(b)           1,163,305
Citrix Systems                                         120,244(b)           3,526,757
Informatica                                            270,189(b)           4,609,424
Intuit                                                  96,998(b)           2,619,916
Novell                                                 154,345(b)             970,830
Quest Software                                          90,491(b)           1,182,717
Sybase                                                  75,695(b,e)         1,990,779
TIBCO Software                                       2,232,378(b)          15,939,179
VMware Cl A                                             16,068(b,e)           688,032
                                                                      ---------------
Total                                                                      32,690,939
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (6.2%)
Abercrombie & Fitch Cl A                                41,768              3,054,912
Best Buy                                                68,758              2,850,707
Coldwater Creek                                        761,576(b)           3,845,959
GameStop Cl A                                           96,078(b)           4,968,193
J Crew Group                                            64,864(b)           2,865,043
Limited Brands                                          78,582              1,343,752
TJX Companies                                          157,615              5,212,327
Urban Outfitters                                        95,899(b)           3,006,434
Williams-Sonoma                                        116,543(e)           2,825,002
                                                                      ---------------
Total                                                                      29,972,329
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.0%)
lululemon athletica                                     45,574(b,c,e)       1,295,669
Polo Ralph Lauren                                       60,093              3,502,821
                                                                      ---------------
Total                                                                       4,798,490
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Fastenal                                                36,920              1,695,736
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.9%)
American Tower Cl A                                    124,982(b)           4,900,544
Crown Castle Intl                                       55,468(b)           1,913,091
NII Holdings                                            46,040(b)           1,463,151
SBA Communications Cl A                                 34,026(b)           1,014,996
                                                                      ---------------
Total                                                                       9,291,782
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $520,225,135)                                                     $475,278,411
-------------------------------------------------------------------------------------





MONEY MARKET FUND (9.3%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     45,010,052(g)        $45,010,052
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $45,010,052)                                                       $45,010,052
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $565,235,187)(h)                                                  $520,288,463
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 5.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At March 31, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 7.6% of net assets. The Fund's cash equivalent position is 1.7% of net assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $565,235,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $31,896,000
Unrealized depreciation                                                      (76,843,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(44,947,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
84 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Mid Cap Growth Fund


FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                     FAIR VALUE AT MARCH 31, 2008
                                                   ---------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $520,288,463          $--             $--        $520,288,463



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
85 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Riversource VP - Mid Cap Value Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.4%)
Goodrich                                                62,443             $3,591,097
Spirit Aerosystems Holdings Cl A                        41,923(b)             929,852
                                                                      ---------------
Total                                                                       4,520,949
-------------------------------------------------------------------------------------


AIRLINES (1.4%)
AMR                                                     95,496(b)             861,374
Continental Airlines Cl B                               48,566(b)             933,923
Delta Air Lines                                         76,120(b)             654,632
Northwest Airlines                                      74,621(b)             670,843
UAL                                                     37,653                810,669
US Airways Group                                        96,750(b)             862,043
                                                                      ---------------
Total                                                                       4,793,484
-------------------------------------------------------------------------------------


AUTO COMPONENTS (2.4%)
ArvinMeritor                                           141,848              1,774,519
Goodyear Tire & Rubber                                  54,253(b)           1,399,727
Johnson Controls                                        39,243              1,326,413
Magna Intl Cl A                                         22,895(c)           1,651,874
WABCO Holdings                                          42,907              1,957,418
                                                                      ---------------
Total                                                                       8,109,951
-------------------------------------------------------------------------------------


AUTOMOBILES (2.8%)
Ford Motor                                           1,352,624(b)           7,737,009
General Motors                                          90,336              1,720,901
                                                                      ---------------
Total                                                                       9,457,910
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.5%)
Trane                                                   78,183              3,588,600
USG                                                     35,932(b)           1,323,016
                                                                      ---------------
Total                                                                       4,911,616
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.3%)
Apollo Mgmt LP                                          31,000(b,d,e)         426,250
Invesco                                                 30,523                743,540
                                                                      ---------------
Total                                                                       1,169,790
-------------------------------------------------------------------------------------


CHEMICALS (5.1%)
Eastman Chemical                                        88,356              5,517,832
Lubrizol                                                64,062              3,556,082
Mosaic                                                  36,884(b)           3,784,298
PPG Inds                                                68,603              4,151,168
                                                                      ---------------
Total                                                                      17,009,380
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.8%)
Deluxe                                                  48,469                931,089
Dun & Bradstreet                                        13,390              1,089,678
Pitney Bowes                                            22,891                801,643
Ritchie Bros Auctioneers                                40,255(c)           3,305,741
                                                                      ---------------
Total                                                                       6,128,151
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.4%)
Tellabs                                                267,528(b)           1,458,028
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.4%)
Chicago Bridge & Iron                                   54,203(c)           2,126,926
Fluor                                                   16,322              2,304,013
Insituform Technologies Cl A                            17,054(b)             235,857
                                                                      ---------------
Total                                                                       4,666,796
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Genuine Parts                                           19,352                778,337
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
CenturyTel                                              49,699              1,651,995
Qwest Communications Intl                              437,638              1,982,500
Windstream                                             153,432              1,833,512
                                                                      ---------------
Total                                                                       5,468,007
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.3%)
Pinnacle West Capital                                   24,054                843,814
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.4%)
AO Smith                                                47,582              1,564,020
Cooper Inds Cl A                                       105,627              4,240,924
Rockwell Automation                                     41,033              2,356,115
                                                                      ---------------
Total                                                                       8,161,059
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
Agilent Technologies                                    82,844(b)           2,471,237
Celestica                                              341,408(b,c)         2,294,262
Flextronics Intl                                       323,200(b,c)         3,034,847
                                                                      ---------------
Total                                                                       7,800,346
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (6.2%)
BJ Services                                            163,524              4,662,068
Cameron Intl                                            89,815(b)           3,739,897
ENSCO Intl                                              15,896                995,408
Nabors Inds                                             34,027(b,c)         1,149,092
Natl Oilwell Varco                                      26,357(b)           1,538,722
Smith Intl                                              28,893              1,855,797
Transocean                                              22,290(b)           3,013,608
Weatherford Intl                                        51,410(b)           3,725,683
                                                                      ---------------
Total                                                                      20,680,275
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Reddy Ice Holdings                                      57,247                745,928
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
Questar                                                 16,745                947,097
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                                 20,741(b)             887,093
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.3%)
McKesson                                                21,080              1,103,960
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.8%)
Royal Caribbean Cruises                                181,713              5,978,358
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (3.3%)
Centex                                                  17,135                414,838
DR Horton                                               26,927                424,100
KB Home                                                 16,712                413,288
Mohawk Inds                                             23,479(b)           1,681,331
Pulte Homes                                             23,644                344,020
Stanley Works                                           94,867              4,517,567
Whirlpool                                               36,852              3,198,017
                                                                      ---------------
Total                                                                      10,993,161
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Mirant                                                  23,368(b)             850,362
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.2%)
McDermott Intl                                          38,910(b)           2,133,046
Textron                                                 33,883              1,877,796
                                                                      ---------------
Total                                                                       4,010,842
-------------------------------------------------------------------------------------


INSURANCE (11.3%)
ACE                                                     95,717(c)           5,270,178
Ambac Financial Group                                   25,882                148,822
Aon                                                    104,335              4,194,267
Axis Capital Holdings                                   95,506(c)           3,245,294
Everest Re Group                                        60,376(c)           5,405,463
Lincoln Natl                                            38,634              2,008,968
Loews                                                   58,084              2,336,138
Marsh & McLennan Companies                              62,301              1,517,029
MBIA                                                    41,203                503,501
PartnerRe                                               88,550(c)           6,756,365
Willis Group Holdings                                   54,768(c)           1,840,752
XL Capital Cl A                                        145,574(c)           4,301,712
                                                                      ---------------
Total                                                                      37,528,489
-------------------------------------------------------------------------------------


IT SERVICES (1.4%)
Computer Sciences                                       55,985(b)           2,283,628
Electronic Data Systems                                146,883              2,445,602
                                                                      ---------------
Total                                                                       4,729,230
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (1.0%)
Eastman Kodak                                          111,965              1,978,422
Hasbro                                                  50,506              1,409,117
                                                                      ---------------
Total                                                                       3,387,539
-------------------------------------------------------------------------------------


MACHINERY (8.4%)
AGCO                                                   132,020(b)           7,905,358
Cummins                                                 34,814              1,629,991
Eaton                                                   99,627              7,937,283
Ingersoll-Rand Cl A                                    118,640(c)           5,288,971
Manitowoc                                               78,322              3,195,538
Terex                                                   20,612(b)           1,288,250
Timken                                                  17,000                505,240
                                                                      ---------------
Total                                                                      27,750,631
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
86 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Riversource VP - Mid Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (2.1%)
Interpublic Group of Companies                         200,089(b)          $1,682,748
Natl CineMedia                                         106,555              2,395,356
Regal Entertainment Group Cl A                         158,849              3,064,198
                                                                      ---------------
Total                                                                       7,142,302
-------------------------------------------------------------------------------------


METALS & MINING (1.8%)
Freeport-McMoRan Copper & Gold                          36,972              3,557,446
Nucor                                                   38,047              2,577,304
                                                                      ---------------
Total                                                                       6,134,750
-------------------------------------------------------------------------------------


MULTILINE RETAIL (3.3%)
Family Dollar Stores                                   189,578              3,696,771
JC Penney                                               11,669                440,038
Kohl's                                                  73,703(b)           3,161,122
Macy's                                                 146,339              3,374,577
Nordstrom                                               13,828                450,793
                                                                      ---------------
Total                                                                      11,123,301
-------------------------------------------------------------------------------------


MULTI-UTILITIES (2.1%)
Consolidated Edison                                     19,995                793,802
DTE Energy                                              20,568                799,890
Energy East                                             47,725              1,151,127
NiSource                                                46,763                806,194
Sempra Energy                                           62,886              3,350,565
                                                                      ---------------
Total                                                                       6,901,578
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (8.2%)
Chesapeake Energy                                       43,899              2,025,939
El Paso                                                206,670              3,438,989
Enbridge                                               113,171(c)           4,658,118
Hess                                                    19,016              1,676,831
Newfield Exploration                                    81,847(b)           4,325,614
Pioneer Natural Resources                               78,814              3,871,344
Southwestern Energy                                    176,564(b)           5,948,440
Sunoco                                                  31,223              1,638,271
                                                                      ---------------
Total                                                                      27,583,546
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.9%)
MeadWestvaco                                           105,865              2,881,645
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.3%)
King Pharmaceuticals                                    98,115(b)             853,601
Mylan                                                  294,264              3,413,462
                                                                      ---------------
Total                                                                       4,267,063
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Boston Properties                                        9,273                853,765
Equity Residential                                      64,558              2,678,512
Rayonier                                                60,864              2,643,932
Simon Property Group                                    26,298              2,443,347
                                                                      ---------------
Total                                                                       8,619,556
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
St. Joe                                                 34,826              1,495,080
-------------------------------------------------------------------------------------


ROAD & RAIL (2.7%)
CSX                                                     93,763              5,257,291
Kansas City Southern                                    96,125(b)           3,855,574
                                                                      ---------------
Total                                                                       9,112,865
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Intersil Cl A                                           98,733              2,534,476
LSI                                                    518,412(b)           2,566,139
Maxim Integrated Products                              125,424              2,555,514
Microchip Technology                                    86,906              2,844,434
Micron Technology                                      328,717(b)           1,962,440
Natl Semiconductor                                     141,606              2,594,222
                                                                      ---------------
Total                                                                      15,057,225
-------------------------------------------------------------------------------------


SOFTWARE (1.8%)
BMC Software                                           103,326(b)           3,360,162
McAfee                                                  80,911(b)           2,677,345
                                                                      ---------------
Total                                                                       6,037,507
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.8%)
Bed Bath & Beyond                                       89,075(b)           2,627,713
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Liz Claiborne                                           61,335              1,113,230
VF                                                      49,305              3,821,631
                                                                      ---------------
Total                                                                       4,934,861
-------------------------------------------------------------------------------------


TOBACCO (2.1%)
Loews-Carolina Group                                    85,318(f)           6,189,821
Reynolds American                                       13,621                804,048
                                                                      ---------------
Total                                                                       6,993,869
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $353,172,865)                                                     $325,783,444
-------------------------------------------------------------------------------------





BONDS (0.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%            $440,000               $450,965
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $601,172)                                                             $450,965
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     8,447,137(g)          $8,447,137
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,447,137)                                                         $8,447,137
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $362,221,174)(h)                                                  $334,681,546
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 15.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $426,250 or 0.1% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES           COST
--------------------------------------------------------------
Apollo Mgmt LP*                        08-02-07       $744,000


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
87 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Riversource VP - Mid Cap Value Fund

(h) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $362,221,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $22,622,000
Unrealized depreciation                                                      (50,161,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(27,539,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                     FAIR VALUE AT MARCH 31, 2008
                                                   ---------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $334,230,581        $450,965          $--        $334,681,546



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
88 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - S&P 500 Index Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                 21,046              $1,565,191
General Dynamics                                       11,072                 923,073
Goodrich                                                3,438                 197,719
Honeywell Intl                                         20,487               1,155,877
L-3 Communications Holdings                             3,365                 367,929
Lockheed Martin                                         9,434                 936,796
Northrop Grumman                                        9,300                 723,633
Precision Castparts                                     3,820                 389,946
Raytheon                                               11,733                 758,069
Rockwell Collins                                        4,472                 255,575
United Technologies                                    27,012               1,858,965
                                                                      ---------------
Total                                                                       9,132,773
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                   4,720                 256,768
Expeditors Intl of Washington                           5,870                 265,207
FedEx                                                   8,514                 788,992
United Parcel Service Cl B                             28,463               2,078,368
                                                                      ---------------
Total                                                                       3,389,335
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Southwest Airlines                                     20,244                 251,026
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                  6,605(b)              170,409
Johnson Controls                                       16,338                 552,224
                                                                      ---------------
Total                                                                         722,633
-------------------------------------------------------------------------------------


AUTOMOBILES (0.3%)
Ford Motor                                             60,737(b)              347,415
General Motors                                         15,572                 296,647
Harley-Davidson                                         6,566                 246,225
                                                                      ---------------
Total                                                                         890,287
-------------------------------------------------------------------------------------


BEVERAGES (2.5%)
Anheuser-Busch Companies                               19,677                 933,674
Brown-Forman Cl B                                       2,324                 153,895
Coca-Cola                                              55,004               3,348,093
Coca-Cola Enterprises                                   7,910                 191,422
Constellation Brands Cl A                               5,340(b)               94,358
Molson Coors Brewing Cl B                               3,790                 199,240
Pepsi Bottling Group                                    3,774                 127,976
PepsiCo                                                44,078               3,182,432
                                                                      ---------------
Total                                                                       8,231,090
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.3%)
Amgen                                                  29,930(b)            1,250,475
Biogen Idec                                             8,194(b)              505,488
Celgene                                                11,975(b)              733,948
Genzyme                                                 7,362(b)              548,763
Gilead Sciences                                        25,560(b)            1,317,107
                                                                      ---------------
Total                                                                       4,355,781
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                  10,039                 199,073
Trane                                                   4,787                 219,724
                                                                      ---------------
Total                                                                         418,797
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.9%)
American Capital Strategies                             5,365                 183,268
Ameriprise Financial                                    6,246                 323,855
Bank of New York Mellon                                31,410               1,310,739
Bear Stearns Companies                                  3,247                  34,061
Charles Schwab                                         25,836                 486,492
E*TRADE Financial                                      12,710(b)               49,061
Federated Investors Cl B                                2,380                  93,201
Franklin Resources                                      4,325                 419,482
Goldman Sachs Group                                    10,875               1,798,616
Janus Capital Group                                     4,063                  94,546
Legg Mason                                              3,705                 207,406
Lehman Brothers Holdings                               14,598                 549,469
Merrill Lynch & Co                                     26,737               1,089,265
Morgan Stanley                                         30,397               1,389,143
Northern Trust                                          5,277                 350,762
State Street                                           10,662(e)              842,298
T Rowe Price Group                                      7,260                 363,000
                                                                      ---------------
Total                                                                       9,584,664
-------------------------------------------------------------------------------------


CHEMICALS (1.9%)
Air Products & Chemicals                                5,905                 543,260
Ashland                                                 1,539                  72,795
Dow Chemical                                           25,853                 952,683
Eastman Chemical                                        2,197                 137,203
Ecolab                                                  4,834                 209,941
EI du Pont de Nemours & Co                             24,752               1,157,404
Hercules                                                3,125                  57,156
Intl Flavors & Fragrances                               2,226                  98,055
Monsanto                                               15,082               1,681,642
PPG Inds                                                4,513                 273,082
Praxair                                                 8,618                 725,894
Rohm & Haas                                             3,449                 186,522
Sigma-Aldrich                                           3,556                 212,115
                                                                      ---------------
Total                                                                       6,307,752
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.8%)
BB&T                                                   15,035                 482,022
Comerica                                                4,137                 145,126
Fifth Third Bancorp                                    14,666                 306,813
First Horizon Natl                                      3,476                  48,699
Huntington Bancshares                                  10,082                 108,382
KeyCorp                                                10,975                 240,901
M&T Bank                                                2,120                 170,618
Marshall & Ilsley                                       7,199                 167,017
Natl City                                              17,445                 173,578
PNC Financial Services Group                            9,374                 614,653
Regions Financial                                      19,086                 376,949
SunTrust Banks                                          9,659                 532,597
US Bancorp                                             47,599               1,540,303
Wachovia                                               54,541               1,472,607
Wells Fargo & Co                                       90,726               2,640,126
Zions Bancorporation                                    2,948                 134,281
                                                                      ---------------
Total                                                                       9,154,672
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                       9,282(b)              100,338
Avery Dennison                                          2,934                 144,500
Cintas                                                  3,593                 102,544
Equifax                                                 3,570                 123,094
Monster Worldwide                                       3,453(b)               83,597
Pitney Bowes                                            5,806                 203,326
Robert Half Intl                                        4,367                 112,407
RR Donnelley & Sons                                     5,908                 179,071
Waste Management                                       13,630                 457,423
                                                                      ---------------
Total                                                                       1,506,300
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.4%)
Ciena                                                   2,395(b)               73,838
Cisco Systems                                         164,036(b)            3,951,627
Corning                                                43,324               1,041,509
JDS Uniphase                                            6,187(b)               82,844
Juniper Networks                                       14,410(b)              360,250
Motorola                                               62,049                 577,056
QUALCOMM                                               44,372               1,819,252
Tellabs                                                11,383(b)               62,037
                                                                      ---------------
Total                                                                       7,968,413
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.3%)
Apple                                                  24,184(b)            3,470,404
Dell                                                   61,671(b)            1,228,486
EMC                                                    57,806(b)              828,938
Hewlett-Packard                                        67,843               3,097,711
IBM                                                    38,098               4,386,605
Lexmark Intl Cl A                                       2,611(b)               80,210
NetApp                                                  9,449(b)              189,452
QLogic                                                  3,698(b)               56,764
SanDisk                                                 6,300(b)              142,191
Sun Microsystems                                       21,817(b)              338,818
Teradata                                                4,944(b)              109,065
                                                                      ---------------
Total                                                                      13,928,644
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                   2,439                 344,289
Jacobs Engineering Group                                3,340(b)              245,791
                                                                      ---------------
Total                                                                         590,080
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                        2,987                 198,337
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
American Express                                       31,814               1,390,908
Capital One Financial                                  10,260                 504,997
Discover Financial Services                            13,183                 215,806
SLM                                                    12,837(b)              197,048
                                                                      ---------------
Total                                                                       2,308,759
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Ball                                                    2,688                 123,487
Bemis                                                   2,738                  69,627


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
89 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONTAINERS & PACKAGING (CONT.)
Pactiv                                                  3,588(b)              $94,041
Sealed Air                                              4,450                 112,363
                                                                      ---------------
Total                                                                         399,518
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                           4,546                 182,840
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                       3,783(b)              163,426
H&R Block                                               8,952                 185,843
                                                                      ---------------
Total                                                                         349,269
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.2%)
Bank of America                                       122,240               4,634,118
CIT Group                                               5,265                  62,390
Citigroup                                             143,271(e)            3,068,865
CME Group                                               1,465                 687,232
IntercontinentalExchange                                1,930(b)              251,865
JPMorgan Chase & Co                                    93,465               4,014,322
Leucadia Natl                                           4,655                 210,499
Moody's                                                 5,660                 197,138
NYSE Euronext                                           7,295                 450,174
                                                                      ---------------
Total                                                                      13,576,603
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                  166,093               6,361,362
CenturyTel                                              2,935                  97,559
Citizens Communications                                 9,018                  94,599
Embarq                                                  4,225                 169,423
Qwest Communications Intl                              42,312                 191,673
Verizon Communications                                 79,003               2,879,659
Windstream                                             12,497                 149,339
                                                                      ---------------
Total                                                                       9,943,614
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.1%)
Allegheny Energy                                        4,597                 232,149
American Electric Power                                11,015                 458,554
Duke Energy                                            34,753                 620,341
Edison Intl                                             8,961                 439,268
Entergy                                                 5,262                 573,979
Exelon                                                 18,194               1,478,627
FirstEnergy                                             8,386                 575,447
FPL Group                                              11,214                 703,566
Pepco Holdings                                          5,535                 136,825
Pinnacle West Capital                                   2,767                  97,066
PPL                                                    10,276                 471,874
Progress Energy                                         7,161                 298,614
Southern                                               21,044                 749,377
                                                                      ---------------
Total                                                                       6,835,687
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                        4,850                 194,728
Emerson Electric                                       21,664               1,114,829
Rockwell Automation                                     4,084                 234,503
                                                                      ---------------
Total                                                                       1,544,060
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                   10,043(b)              299,583
Jabil Circuit                                           5,725                  54,159
Molex                                                   3,873                  89,699
Tyco Electronics                                       13,412                 460,299
                                                                      ---------------
Total                                                                         903,740
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.7%)
Baker Hughes                                            8,511                 583,004
BJ Services                                             8,058                 229,734
Cameron Intl                                            6,005(b)              250,048
ENSCO Intl                                              3,960                 247,975
Halliburton                                            24,224                 952,730
Nabors Inds                                             7,720(b,c)            260,704
Natl Oilwell Varco                                      9,820(b)              573,292
Noble                                                   7,394                 367,260
Rowan Companies                                         3,060                 126,011
Schlumberger                                           32,962               2,867,693
Smith Intl                                              5,525                 354,871
Transocean                                              8,748(b)            1,182,730
Weatherford Intl                                        9,330(b)              676,145
                                                                      ---------------
Total                                                                       8,672,197
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale                                       11,959                 776,976
CVS Caremark                                           39,403               1,596,215
Kroger                                                 18,514                 470,256
Safeway                                                12,113                 355,517
SUPERVALU                                               5,823                 174,574
SYSCO                                                  16,607(e)              481,935
Walgreen                                               27,284               1,039,248
Wal-Mart Stores                                        65,023               3,425,411
Whole Foods Market                                      3,840                 126,605
                                                                      ---------------
Total                                                                       8,446,737
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland                                 17,715                 729,149
Campbell Soup                                           6,054                 205,533
ConAgra Foods                                          13,422                 321,457
Dean Foods                                              4,165                  83,675
General Mills                                           9,264                 554,728
Hershey                                                 4,630                 174,412
HJ Heinz                                                8,677                 407,559
Kellogg                                                 7,171                 376,908
Kraft Foods Cl A                                       42,191               1,308,343
McCormick & Co                                          3,520                 130,134
Sara Lee                                               19,595                 273,938
Tyson Foods Cl A                                        7,530                 120,104
WM Wrigley Jr                                           5,959                 374,464
                                                                      ---------------
Total                                                                       5,060,404
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                   1,238                  41,485
Questar                                                 4,760                 269,226
                                                                      ---------------
Total                                                                         310,711
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Baxter Intl                                            17,454               1,009,190
Becton Dickinson & Co                                   6,720                 576,912
Boston Scientific                                      36,961(b)              475,688
Covidien                                               13,722                 607,199
CR Bard                                                 2,762                 266,257
Hospira                                                 4,367(b)              186,777
Medtronic                                              30,899               1,494,585
St. Jude Medical                                        9,464(b)              408,750
Stryker                                                 6,558                 426,598
Varian Medical Systems                                  3,455(b)              161,832
Zimmer Holdings                                         6,418(b)              499,705
                                                                      ---------------
Total                                                                       6,113,493
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna                                                  13,668                 575,286
AmerisourceBergen                                       4,478                 183,508
Cardinal Health                                         9,813                 515,281
CIGNA                                                   7,710                 312,795
Coventry Health Care                                    4,255(b)              171,689
Express Scripts                                         6,960(b)              447,667
Humana                                                  4,681(b)              209,990
Laboratory Corp of America Holdings                     3,038(b)              223,840
McKesson                                                7,964                 417,075
Medco Health Solutions                                 14,420(b)              631,452
Patterson Companies                                     3,555(b)              129,047
Quest Diagnostics                                       4,330                 196,019
Tenet Healthcare                                       13,059(b)               73,914
UnitedHealth Group                                     34,438               1,183,289
WellPoint                                              14,912(b)              658,066
                                                                      ---------------
Total                                                                       5,928,918
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                              5,045                 105,995
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Unit                                          12,017                 486,448
Darden Restaurants                                      3,943                 128,345
Intl Game Technology                                    8,606                 346,047
Marriott Intl Cl A                                      8,278                 284,432
McDonald's                                             31,690               1,767,352
Starbucks                                              20,102(b)              351,785
Starwood Hotels & Resorts Worldwide                     5,185                 268,324
Wendy's Intl                                            2,402                  55,390
Wyndham Worldwide                                       4,875                 100,815
Yum! Brands                                            13,082                 486,781
                                                                      ---------------
Total                                                                       4,275,719
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Black & Decker                                          1,672                 110,519
Centex                                                  3,372                  81,636
DR Horton                                               7,540                 118,755
Fortune Brands                                          4,239                 294,611
Harman Intl Inds                                        1,660                  72,276
KB Home                                                 2,116                  52,329
Leggett & Platt                                         4,617                  70,409
Lennar Cl A                                             3,830                  72,042
Newell Rubbermaid                                       7,610                 174,041
Pulte Homes                                             5,880                  85,554
Snap-On                                                 1,591                  80,902
Stanley Works                                           2,151                 102,431
Whirlpool                                               2,078                 180,329
                                                                      ---------------
Total                                                                       1,495,834
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                  3,819                 216,308
Colgate-Palmolive                                      14,030               1,093,077
Kimberly-Clark                                         11,564                 746,456
Procter & Gamble                                       84,683               5,933,738
                                                                      ---------------
Total                                                                       7,989,579
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
90 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                    18,413(b)             $306,945
Constellation Energy Group                              4,896                 432,170
Dynegy Cl A                                            13,643(b)              107,643
                                                                      ---------------
Total                                                                         846,758
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (3.9%)
3M                                                     19,476               1,541,525
General Electric                                      274,791              10,170,016
Textron                                                 6,846                 379,405
Tyco Intl                                              13,342(c)              587,715
                                                                      ---------------
Total                                                                      12,678,661
-------------------------------------------------------------------------------------


INSURANCE (3.9%)
ACE                                                     9,074(c)              499,614
AFLAC                                                  13,069                 848,832
Allstate                                               15,426                 741,374
Ambac Financial Group                                   7,890                  45,368
American Intl Group                                    69,405               3,001,765
Aon                                                     8,406                 337,921
Assurant                                                2,635                 160,366
Chubb                                                  10,192                 504,300
Cincinnati Financial                                    4,550                 173,082
Genworth Financial Cl A                                11,910                 269,642
Hartford Financial Services Group                       8,643                 654,880
Lincoln Natl                                            7,280                 378,560
Loews                                                  12,094                 486,421
Marsh & McLennan Companies                             14,333                 349,009
MBIA                                                    5,781                  70,644
MetLife                                                19,513               1,175,852
Principal Financial Group                               7,108                 396,058
Progressive                                            18,672                 300,059
Prudential Financial                                   12,272                 960,284
Safeco                                                  2,468                 108,296
Torchmark                                               2,505                 150,576
Travelers Companies                                    17,073                 816,943
Unum Group                                              9,551                 210,218
XL Capital Cl A                                         4,900(c)              144,795
                                                                      ---------------
Total                                                                      12,784,859
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                              8,490(b)              605,337
Expedia                                                 5,740(b)              125,649
IAC/InterActiveCorp                                     4,975(b)              103,281
                                                                      ---------------
Total                                                                         834,267
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                                     4,600(b)              129,536
eBay                                                   30,698(b)              916,028
Google Cl A                                             6,380(b)            2,810,199
VeriSign                                                5,870(b)              195,119
Yahoo!                                                 36,800(b)            1,064,624
                                                                      ---------------
Total                                                                       5,115,506
-------------------------------------------------------------------------------------


IT SERVICES (0.8%)
Affiliated Computer Services Cl A                       2,640(b)              132,290
Automatic Data Processing                              14,382                 609,653
Cognizant Technology Solutions Cl A                     7,930(b)              228,622
Computer Sciences                                       4,504(b)              183,718
Convergys                                               3,487(b)               52,514
Electronic Data Systems                                14,020                 233,433
Fidelity Natl Information Services                      4,705                 179,449
Fiserv                                                  4,521(b)              217,415
Paychex                                                 8,909                 305,222
Total System Services                                   5,475                 129,539
Unisys                                                  9,723(b)               43,073
Western Union                                          20,626                 438,715
                                                                      ---------------
Total                                                                       2,753,643
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                               2,407                  38,440
Eastman Kodak                                           7,933                 140,176
Hasbro                                                  3,925                 109,508
Mattel                                                  9,939                 197,786
                                                                      ---------------
Total                                                                         485,910
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.4%)
Applera-Applied Biosystems Group                        4,602(d)              151,222
Millipore                                               1,510(b)              101,789
PerkinElmer                                             3,236                  78,473
Thermo Fisher Scientific                               11,519(b)              654,740
Waters                                                  2,746(b)              152,952
                                                                      ---------------
Total                                                                       1,139,176
-------------------------------------------------------------------------------------


MACHINERY (1.8%)
Caterpillar                                            17,170               1,344,240
Cummins                                                 5,562                 260,413
Danaher                                                 7,006                 532,666
Deere & Co                                             12,002                 965,441
Dover                                                   5,285                 220,807
Eaton                                                   4,032                 321,229
Illinois Tool Works                                    11,020                 531,495
Ingersoll-Rand Cl A                                     7,498(c)              334,261
ITT                                                     4,992                 258,636
Manitowoc                                               3,575                 145,860
PACCAR                                                 10,093                 454,185
Pall                                                    3,377                 118,431
Parker Hannifin                                         4,635                 321,066
Terex                                                   2,800(b)              175,000
                                                                      ---------------
Total                                                                       5,983,730
-------------------------------------------------------------------------------------


MEDIA (2.8%)
CBS Cl B                                               18,733                 413,625
Clear Channel Communications                           13,697                 400,226
Comcast Cl A                                           82,862               1,602,551
DIRECTV Group                                          19,605(b)              486,008
EW Scripps Cl A                                         2,460                 103,345
Gannett                                                 6,319                 183,567
Interpublic Group of Companies                         12,964(b)              109,027
McGraw-Hill Companies                                   8,882                 328,190
Meredith                                                1,037                  39,665
New York Times Cl A                                     3,960                  74,765
News Corp Cl A                                         63,320               1,187,250
Omnicom Group                                           8,820                 389,668
Time Warner                                            98,413               1,379,750
Viacom Cl B                                            17,633(b)              698,619
Walt Disney                                            51,819               1,626,080
Washington Post Cl B                                      160                 105,840
                                                                      ---------------
Total                                                                       9,128,176
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Alcoa                                                  22,413                 808,213
Allegheny Technologies                                  2,776                 198,095
Freeport-McMoRan Copper & Gold                         10,536               1,013,774
Newmont Mining                                         12,469                 564,846
Nucor                                                   7,926                 536,907
Titanium Metals                                         2,720                  40,936
United States Steel                                     3,243                 411,439
                                                                      ---------------
Total                                                                       3,574,210
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
Big Lots                                                2,492(b)               55,572
Dillard's Cl A                                          1,570                  27,020
Family Dollar Stores                                    3,872                  75,504
JC Penney                                               6,098                 229,956
Kohl's                                                  8,632(b)              370,226
Macy's                                                 11,916                 274,783
Nordstrom                                               4,928                 160,653
Sears Holdings                                          2,010(b)              205,201
Target                                                 22,525               1,141,566
                                                                      ---------------
Total                                                                       2,540,481
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.1%)
Ameren                                                  5,740                 252,790
CenterPoint Energy                                      9,006                 128,516
CMS Energy                                              6,196                  83,894
Consolidated Edison                                     7,484(e)              297,115
Dominion Resources                                     15,822                 646,169
DTE Energy                                              4,495                 174,811
Integrys Energy Group                                   2,108                  98,317
NiSource                                                7,543                 130,041
PG&E                                                    9,791                 360,505
Public Service Enterprise Group                        13,996                 562,499
Sempra Energy                                           7,191                 383,136
TECO Energy                                             5,805                  92,590
Xcel Energy                                            11,807                 235,550
                                                                      ---------------
Total                                                                       3,445,933
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.1%)
Xerox                                                  25,250                 377,993
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.1%)
Anadarko Petroleum                                     12,884                 812,079
Apache                                                  9,164               1,107,194
Chesapeake Energy                                      12,590                 581,029
Chevron                                                57,144               4,877,812
ConocoPhillips                                         42,973               3,274,972
CONSOL Energy                                           5,025                 347,680
Devon Energy                                           12,226               1,275,539
El Paso                                                19,283                 320,869
EOG Resources                                           6,798                 815,760
Exxon Mobil                                           147,218              12,451,698
Hess                                                    7,672                 676,517
Marathon Oil                                           19,510                 889,656
Murphy Oil                                              5,225                 429,182
Noble Energy                                            4,730                 344,344


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
91 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Occidental Petroleum                                   22,632              $1,655,983
Peabody Energy                                          7,455                 380,205
Range Resources                                         4,130                 262,049
Spectra Energy                                         17,406                 395,987
Sunoco                                                  3,236                 169,793
Tesoro                                                  3,785                 113,550
Valero Energy                                          14,710                 722,408
Williams Companies                                     16,095                 530,813
XTO Energy                                             14,047                 868,947
                                                                      ---------------
Total                                                                      33,304,066
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                             11,776                 320,307
MeadWestvaco                                            4,783                 130,193
Weyerhaeuser                                            5,769                 375,216
                                                                      ---------------
Total                                                                         825,716
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Avon Products                                          11,746                 464,437
Estee Lauder Companies Cl A                             3,140                 143,969
                                                                      ---------------
Total                                                                         608,406
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.0%)
Abbott Laboratories                                    42,534               2,345,750
Allergan                                                8,420                 474,804
Barr Pharmaceuticals                                    2,970(b)              143,481
Bristol-Myers Squibb                                   54,471               1,160,232
Eli Lilly & Co                                         27,218               1,404,177
Forest Laboratories                                     8,570(b)              342,886
Johnson & Johnson                                      77,945               5,056,291
King Pharmaceuticals                                    6,775(b)               58,943
Merck & Co                                             59,589               2,261,403
Mylan                                                   8,380                  97,208
Pfizer                                                186,048               3,893,985
Schering-Plough                                        44,605                 642,758
Watson Pharmaceuticals                                  2,852(b)               83,621
Wyeth                                                  36,823               1,537,728
                                                                      ---------------
Total                                                                      19,503,267
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
Apartment Investment & Management Cl A                  2,521                  90,277
AvalonBay Communities                                   2,110                 203,657
Boston Properties                                       3,285                 302,450
Developers Diversified Realty                           3,285                 137,576
Equity Residential                                      7,419                 307,814
General Growth Properties                               7,335                 279,977
HCP                                                     5,980                 202,184
Host Hotels & Resorts                                  14,405                 229,328
Kimco Realty                                            6,960                 272,623
Plum Creek Timber                                       4,709                 191,656
ProLogis                                                7,105                 418,200
Public Storage                                          3,430                 303,967
Simon Property Group                                    6,139                 570,375
Vornado Realty Trust                                    3,710                 319,839
                                                                      ---------------
Total                                                                       3,829,923
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                             4,780(b)              103,439
-------------------------------------------------------------------------------------


ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                            8,149                 751,501
CSX                                                    11,102                 622,489
Norfolk Southern                                       10,356                 562,538
Ryder System                                            1,597                  97,273
Union Pacific                                           7,172(e)              899,225
                                                                      ---------------
Total                                                                       2,933,026
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                 16,660(b)               98,127
Altera                                                  8,459                 155,899
Analog Devices                                          8,093                 238,905
Applied Materials                                      37,246                 726,669
Broadcom Cl A                                          12,866(b)              247,928
Intel                                                 159,277               3,373,488
KLA-Tencor                                              4,953                 183,756
Linear Technology                                       6,078                 186,534
LSI                                                    18,189(b)               90,036
MEMC Electronic Materials                               6,290(b)              445,961
Microchip Technology                                    5,195                 170,032
Micron Technology                                      20,929(b)              124,946
Natl Semiconductor                                      6,238                 114,280
Novellus Systems                                        2,810(b)               59,151
NVIDIA                                                 15,288(b)              302,550
Teradyne                                                4,794(b)               59,541
Texas Instruments                                      36,493               1,031,657
Xilinx                                                  7,881                 187,174
                                                                      ---------------
Total                                                                       7,796,634
-------------------------------------------------------------------------------------


SOFTWARE (3.3%)
Adobe Systems                                          15,656(b)              557,197
Autodesk                                                6,352(b)              199,961
BMC Software                                            5,291(b)              172,063
CA                                                     10,732                 241,470
Citrix Systems                                          5,095(b)              149,436
Compuware                                               7,544(b)               55,373
Electronic Arts                                         8,714(b)              435,003
Intuit                                                  9,022(b)              243,684
Microsoft                                             220,254               6,250,810
Novell                                                  9,694(b)               60,975
Oracle                                                108,840(b)            2,128,910
Symantec                                               23,289(b)              387,063
                                                                      ---------------
Total                                                                      10,881,945
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.6%)
Abercrombie & Fitch Cl A                                2,375                 173,708
AutoNation                                              3,720(b)               55,688
AutoZone                                                1,186(b)              135,002
Bed Bath & Beyond                                       7,205(b)              212,548
Best Buy                                                9,693                 401,872
GameStop Cl A                                           4,430(b)              229,075
Gap                                                    12,510                 246,197
Home Depot                                             46,437               1,298,843
Limited Brands                                          8,553                 146,256
Lowe's Companies                                       40,250                 923,335
Office Depot                                            7,509(b)               82,974
OfficeMax                                               2,091                  40,022
RadioShack                                              3,608                  58,630
Sherwin-Williams                                        2,807                 143,269
Staples                                                19,292                 426,546
Tiffany & Co                                            3,495                 146,231
TJX Companies                                          12,028                 397,766
                                                                      ---------------
Total                                                                       5,117,962
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                   9,680(b)              291,852
Jones Apparel Group                                     2,382                  31,966
Liz Claiborne                                           2,742                  49,767
Nike Cl B                                              10,532                 716,177
Polo Ralph Lauren                                       1,625                  94,721
VF                                                      2,418                 187,419
                                                                      ---------------
Total                                                                       1,371,902
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.6%)
Countrywide Financial                                  15,986                  87,923
Fannie Mae                                             26,923                 708,613
Freddie Mac                                            17,774                 450,038
Hudson City Bancorp                                    14,265                 252,205
MGIC Investment                                         3,273                  34,465
Sovereign Bancorp                                       9,941                  92,650
Washington Mutual                                      24,291                 250,197
                                                                      ---------------
Total                                                                       1,876,091
-------------------------------------------------------------------------------------


TOBACCO (1.5%)
Altria Group                                           58,021               1,288,066
Philip Morris Intl                                     58,021(b)            2,934,702
Reynolds American                                       4,710                 278,031
UST                                                     4,115                 224,350
                                                                      ---------------
Total                                                                       4,725,149
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                             1,846                 141,016
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                    11,135(b)              436,603
Sprint Nextel                                          78,395                 524,463
                                                                      ---------------
Total                                                                         961,066
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $268,091,897)                                                     $316,743,172
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     8,934,154(f)          $8,934,154
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,934,154)                                                         $8,934,154
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $277,026,051)(g)                                                  $325,677,326
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
92 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - S&P 500 Index Fund


INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                  134           $8,870,800        June 2008         $(43,394)


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 0.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At March 31, 2008, investments in securities included securities valued at $1,034,126 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $277,026,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $79,373,000
Unrealized depreciation                                                     (30,722,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $48,651,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
93 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - S&P 500 Index Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                     FAIR VALUE AT MARCH 31, 2008
                                                   ---------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $325,677,326          $--             $--        $325,677,326
Other financial instruments*                              (43,394)          --              --             (43,394)

------------------------------------------------------------------------------------------------------------------
Total                                                $325,633,932          $--             $--        $325,633,932
------------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
94 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Short Duration U.S. Government Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (83.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (2.0%)
KfW
 05-19-09                             5.25%          $10,000,000(c)       $10,321,970
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (24.2%)
Federal Farm Credit Bank
 10-10-08                             4.25             4,040,000            4,081,139
Federal Home Loan Bank
 11-21-08                             4.63             2,215,000            2,247,237
 12-29-08                             5.13             1,825,000            1,863,451
Federal Home Loan Mtge Corp
 06-15-08                             3.88               920,000              923,192
 08-23-17                             5.50             1,750,000            1,930,224
Federal Natl Mtge Assn
 10-15-08                             4.50             1,545,000            1,563,878
 04-09-13                             3.25             5,500,000            5,493,263
 11-15-30                             6.63             1,450,000            1,794,185
U.S. Treasury
 08-15-08                             3.25            21,085,000           21,226,670
 02-28-10                             2.00            19,925,000           20,063,539
 02-28-13                             2.75             1,330,000            1,348,288
 08-15-13                            12.00            28,000,000           29,060,948
 02-15-18                             3.50             5,120,000            5,149,599
 02-15-26                             6.00               515,000              623,794
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00             9,405,935(g)        10,189,408
 01-15-15                             1.63            14,092,193(g)        14,950,065
                                                                      ---------------
Total                                                                     122,508,880
-------------------------------------------------------------------------------------


ASSET-BACKED (2.4%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             2.93             1,525,000(d,e)       1,506,678
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             2.76             1,450,000(e)         1,276,906
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
 09-25-35                             2.75               820,954(e)           814,011
Franklin Auto Trust
 Series 2004-2 Cl A4 (MBIA)
 08-15-12                             3.93             3,113,593(k)         3,122,607
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                             2.74               713,761(e)           707,404
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             2.78             2,200,000(e)         1,932,678
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
 08-01-21                             6.34               245,819              258,653
Small Business Administration
 Series 2001-10B Cl 1
 09-10-11                             5.89               148,772              152,751
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
 10-25-36                             2.71             2,400,000(e)         2,185,126
                                                                      ---------------
Total                                                                      11,956,814
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (1.4%)(F)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                             4.39             2,679,300            2,653,134
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65             2,995,474            3,132,234
Federal Natl Mtge Assn #360800
 01-01-09                             5.74               862,276              874,937
Federal Natl Mtge Assn #381990
 10-01-09                             7.11               455,798              467,846
                                                                      ---------------
Total                                                                       7,128,151
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (53.5%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.69             1,116,559(i)           903,615
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                             5.92             1,263,583(i)         1,122,403
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.19             1,066,715(i)         1,003,136
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             2.76             1,767,709(i)         1,347,293
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             2.79             2,321,190(i)         1,764,178
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00             2,614,840            2,445,999
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.21               809,124(i)           736,222
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73               871,939(h)           137,479
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50               695,382              676,175
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00             2,200,837            1,969,624
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             2.78             2,613,511(e)         2,377,838
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50             6,063,751            4,763,835
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50             2,865,131            2,709,676
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             2.95             3,428,460(e)         2,318,454
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             3.10             2,375,096(e)         1,178,920
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                             5.87             2,028,174(i)         1,440,766
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00             1,547,361(d)         1,536,057
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                             6.50             2,786,323            2,795,357
Federal Home Loan Mtge Corp
 04-01-38                             6.00             6,800,000(b)         6,971,061
 04-01-38                             6.50             1,000,000(b)         1,037,188
Federal Home Loan Mtge Corp #1G2598
 01-01-37                             6.12             1,495,402(i)         1,537,183
Federal Home Loan Mtge Corp #1J0283
 02-01-37                             5.83             1,496,932(i)         1,523,988
Federal Home Loan Mtge Corp #1J0614
 09-01-37                             5.70             2,000,436(i)         2,038,704
Federal Home Loan Mtge Corp #1J1445
 01-01-37                             5.90             2,525,250(i)         2,588,497
Federal Home Loan Mtge Corp #1J1621
 05-01-37                             5.89             3,448,512(i)         3,503,099
Federal Home Loan Mtge Corp #A18107
 01-01-34                             5.50             1,817,364            1,839,710
Federal Home Loan Mtge Corp #B16408
 09-01-19                             5.50             1,050,136(j)         1,075,074
Federal Home Loan Mtge Corp #C73304
 11-01-32                             7.00               372,343              394,187
Federal Home Loan Mtge Corp #D95319
 03-01-22                             6.00               124,999              129,284
Federal Home Loan Mtge Corp #E00489
 06-01-12                             7.00                 5,063                5,296
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50               813,263              853,012


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
95 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00%             $626,635             $636,384
Federal Home Loan Mtge Corp #E95188
 03-01-18                             6.00               390,520              403,484
Federal Home Loan Mtge Corp #G10669
 03-01-12                             7.50               280,281              293,697
Federal Home Loan Mtge Corp #G11243
 04-01-17                             6.50             1,003,736            1,055,186
Federal Home Loan Mtge Corp #G12100
 11-01-13                             5.00                71,857               72,913
Federal Home Loan Mtge Corp #H01724
 09-01-37                             6.00             3,640,899            3,707,601
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            27.78               819,084(h)            53,853
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             6.60               679,250(h)           147,525
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                            71.70               172,118(h)             1,693
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                             6.01             2,241,938(h)           301,103
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                            62.25               111,595(h)             1,094
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
 03-15-25                            41.88               778,839(h)            22,926
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                             7.00               981,343            1,029,147
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
 01-15-18                             5.00               893,471              906,448
Federal Natl Mtge Assn
 04-01-23                             5.50             9,000,000(b)         9,185,624
 04-01-38                             5.00             2,500,000(b)         2,473,828
 04-01-38                             5.50             7,500,000(b)         7,569,726
 04-01-38                             6.00            15,500,000(b)        15,874,178
 04-01-38                             6.50             5,000,000(b)         5,177,735
Federal Natl Mtge Assn #190353
 08-01-34                             5.00             2,465,731(j)         2,445,861
Federal Natl Mtge Assn #252211
 01-01-29                             6.00                95,626               98,818
Federal Natl Mtge Assn #252409
 03-01-29                             6.50             1,084,667            1,133,042
Federal Natl Mtge Assn #254384
 06-01-17                             7.00               254,756              267,543
Federal Natl Mtge Assn #254723
 05-01-23                             5.50             3,026,268            3,082,278
Federal Natl Mtge Assn #254748
 04-01-13                             5.50               651,886(j)           666,885
Federal Natl Mtge Assn #254757
 05-01-13                             5.00               677,311              691,960
Federal Natl Mtge Assn #254774
 05-01-13                             5.50               551,336(j)           567,650
Federal Natl Mtge Assn #255488
 10-01-14                             5.50               957,295(j)           992,756
Federal Natl Mtge Assn #255501
 09-01-14                             6.00               752,248(j)           788,192
Federal Natl Mtge Assn #313470
 08-01-10                             7.50               142,955              146,585
Federal Natl Mtge Assn #323133
 04-01-13                             5.50                30,767               31,569
Federal Natl Mtge Assn #357324
 01-01-33                             5.00             3,064,602            3,043,778
Federal Natl Mtge Assn #357485
 02-01-34                             5.50             4,115,470(j)         4,167,952
Federal Natl Mtge Assn #507182
 07-01-14                             6.00                68,421               70,682
Federal Natl Mtge Assn #512232
 05-01-29                             7.00                30,830               32,821
Federal Natl Mtge Assn #535168
 12-01-14                             5.50               108,721              111,585
Federal Natl Mtge Assn #545818
 07-01-17                             6.00               986,184            1,020,103
Federal Natl Mtge Assn #545864
 08-01-17                             5.50             1,385,333            1,423,692
Federal Natl Mtge Assn #545910
 08-01-17                             6.00             1,183,958(j)         1,224,026
Federal Natl Mtge Assn #555063
 11-01-17                             5.50             1,660,034            1,706,029
Federal Natl Mtge Assn #555343
 08-01-17                             6.00               464,956              479,898
Federal Natl Mtge Assn #555367
 03-01-33                             6.00             2,427,674            2,502,148
Federal Natl Mtge Assn #555375
 04-01-33                             6.00               115,696              119,985
Federal Natl Mtge Assn #555740
 08-01-18                             4.50               148,756              149,198
Federal Natl Mtge Assn #602630
 10-01-31                             7.00               179,301              190,737
Federal Natl Mtge Assn #606789
 10-01-31                             7.00             1,486,009            1,580,787
Federal Natl Mtge Assn #626720
 01-01-17                             6.00               322,006              332,371
Federal Natl Mtge Assn #630992
 09-01-31                             7.00               842,405(j)           910,413
Federal Natl Mtge Assn #630993
 09-01-31                             7.50               766,172              829,303
Federal Natl Mtge Assn #633672
 06-01-17                             6.00               272,888              283,723
Federal Natl Mtge Assn #636720
 05-01-17                             5.50                90,488               92,879
Federal Natl Mtge Assn #638210
 05-01-32                             6.50                94,916              100,228
Federal Natl Mtge Assn #648040
 06-01-32                             6.50               549,506              572,840
Federal Natl Mtge Assn #648349
 06-01-17                             6.00               892,460              923,154
Federal Natl Mtge Assn #648679
 07-01-32                             6.00             2,063,466            2,126,767
Federal Natl Mtge Assn #654413
 09-01-32                             7.00                43,624               46,358
Federal Natl Mtge Assn #656562
 02-01-33                             7.00               224,027              238,540
Federal Natl Mtge Assn #665752
 09-01-32                             6.50               454,779              474,090
Federal Natl Mtge Assn #668412
 02-01-18                             5.50               482,146              494,901
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                14,284               15,208
Federal Natl Mtge Assn #671054
 01-01-33                             7.00                22,709               24,132
Federal Natl Mtge Assn #671174
 02-01-33                             4.68               468,631(i)           480,233
Federal Natl Mtge Assn #675692
 02-01-18                             6.00               414,615              427,938
Federal Natl Mtge Assn #678940
 02-01-18                             5.50               695,299(j)           713,675
Federal Natl Mtge Assn #684588
 03-01-33                             6.50               206,742              216,789
Federal Natl Mtge Assn #688181
 03-01-33                             6.00             1,154,637            1,190,058
Federal Natl Mtge Assn #695838
 04-01-18                             5.50               217,782(j)           223,786
Federal Natl Mtge Assn #701937
 04-01-33                             6.00               156,411              161,041
Federal Natl Mtge Assn #704610
 06-01-33                             5.50             2,940,226            2,977,721
Federal Natl Mtge Assn #705655
 05-01-33                             5.00             1,368,670            1,358,439
Federal Natl Mtge Assn #720378
 06-01-18                             4.50             1,293,551            1,292,863
Federal Natl Mtge Assn #722325
 07-01-33                             4.96               632,781(i)           642,897
Federal Natl Mtge Assn #723448
 07-01-13                             5.00               639,120              655,505
Federal Natl Mtge Assn #725232
 03-01-34                             5.00             3,224,517            3,200,414
Federal Natl Mtge Assn #725424
 04-01-34                             5.50             5,304,399(j)         5,372,042
Federal Natl Mtge Assn #725425
 04-01-34                             5.50             3,414,527            3,459,064
Federal Natl Mtge Assn #725431
 08-01-15                             5.50             1,552,754            1,593,241
Federal Natl Mtge Assn #725558
 06-01-34                             4.57             1,315,286(i)         1,328,105
Federal Natl Mtge Assn #725773
 09-01-34                             5.50             4,011,748            4,059,963
Federal Natl Mtge Assn #735212
 12-01-34                             5.00             3,740,964(j)         3,710,816
Federal Natl Mtge Assn #735841
 11-01-19                             4.50             1,901,691            1,898,459


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
96 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #740843
 11-01-18                             5.00%             $107,051             $108,643
Federal Natl Mtge Assn #744010
 07-01-13                             5.00               869,420(j)           891,298
Federal Natl Mtge Assn #747536
 11-01-33                             5.00             1,819,111            1,805,513
Federal Natl Mtge Assn #754297
 12-01-33                             4.75               237,560(i)           240,718
Federal Natl Mtge Assn #755891
 03-01-13                             5.00               219,306(j)           224,259
Federal Natl Mtge Assn #791447
 10-01-34                             6.00               575,572(j)           591,655
Federal Natl Mtge Assn #797044
 07-01-34                             5.50             2,922,549            2,957,673
Federal Natl Mtge Assn #799769
 11-01-34                             5.04               976,801(i)           981,577
Federal Natl Mtge Assn #801344
 10-01-34                             5.06             1,100,179(i)         1,126,649
Federal Natl Mtge Assn #815264
 05-01-35                             5.22             1,539,347(i)         1,574,090
Federal Natl Mtge Assn #815463
 02-01-35                             5.50               507,848              513,952
Federal Natl Mtge Assn #822083
 07-01-35                             5.00             2,574,479            2,551,850
Federal Natl Mtge Assn #849082
 01-01-36                             5.82             1,136,531(i)         1,167,483
Federal Natl Mtge Assn #849170
 01-01-36                             5.95             2,153,516(i)         2,215,687
Federal Natl Mtge Assn #865689
 02-01-36                             5.86             2,357,869(i)         2,418,254
Federal Natl Mtge Assn #866097
 02-01-36                             6.16             1,911,376(i)         1,962,409
Federal Natl Mtge Assn #878661
 02-01-36                             5.50             3,933,878            3,945,640
Federal Natl Mtge Assn #881629
 02-01-36                             5.50             3,055,052(j)         3,064,186
Federal Natl Mtge Assn #885827
 06-01-36                             6.50             2,078,155            2,170,799
Federal Natl Mtge Assn #885871
 06-01-36                             7.00             1,577,952            1,671,255
Federal Natl Mtge Assn #887096
 07-01-36                             5.81             2,055,183(i)         2,093,856
Federal Natl Mtge Assn #888414
 11-01-35                             5.00               890,798              882,967
Federal Natl Mtge Assn #902818
 11-01-36                             5.93             1,258,403(i)         1,285,773
Federal Natl Mtge Assn #928771
 10-01-37                             8.00             4,091,301(j)         4,370,473
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                            13.70               582,856(h)            94,670
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                            10.54             2,238,569(h)           491,428
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                            14.25               475,511(h)            67,764
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
 11-25-13                            20.00               536,850(h)            11,340
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            10.56               377,806(h)            45,470
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                             7.05             1,774,061(h)           389,185
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                             6.48             3,354,408(h)           680,316
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00               316,865              335,780
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
 07-25-23                             5.50               632,832              631,968
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                             7.60                13,807(i)            13,929
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                             5.50             1,727,373            1,778,581
Govt Natl Mtge Assn
 04-01-38                             5.50             3,000,000(b)         3,056,953
 04-01-38                             6.00             3,500,000(b)         3,610,195
Govt Natl Mtge Assn #3501
 01-20-34                             6.00             5,953,083            6,153,490
Govt Natl Mtge Assn #498182
 05-15-16                             6.00               634,909              656,215
Govt Natl Mtge Assn #605970
 03-15-33                             6.00               269,661              279,286
Govt Natl Mtge Assn #615738
 03-15-18                             7.00               815,526              850,655
Govt Natl Mtge Assn #615740
 08-15-13                             6.00             1,395,969            1,443,092
Govt Natl Mtge Assn #780758
 04-15-13                             7.00               119,408              125,330
Govt Natl Mtge Assn #781507
 09-15-14                             6.00               617,553              638,661
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
 10-16-27                             5.00               125,000              128,301
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
 03-20-34                             4.50               921,368              926,925
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
 01-16-30                             5.08             4,244,666            4,347,940
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                             4.39               107,749(i)           101,776
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                             6.33             1,381,613(i)         1,047,849
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                             2.85               733,419(i)           480,133
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
 07-25-36                             6.08             2,195,985(i)         1,682,340
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             2.72             1,572,964(e)         1,443,855
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
 02-25-37                             2.77             3,248,006(e)         2,475,364
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
 02-25-34                             5.02             1,135,245(i)         1,109,611
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-13AX Cl A1
 10-25-36                             2.69             2,624,093(e)         2,221,338
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00             2,423,806(j)         2,239,056
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
 07-25-35                             5.51             2,538,069(i)         2,284,549
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                             5.93             1,646,873(i)         1,560,709
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                             5.33             1,136,866(i)           884,828


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
97 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00%           $3,935,578           $3,649,422
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50             2,921,033            2,692,142
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50             1,439,347            1,424,054
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11             1,702,748(i)         1,638,234
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00             2,401,275            2,340,187
                                                                      ---------------
Total                                                                     271,651,551
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $427,864,022)                                                     $423,567,366
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     9,028,780(l)          $9,028,780
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,028,780)                                                         $9,028,780
-------------------------------------------------------------------------------------





SHORT-TERM SECURITIES (24.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 04-01-08                            1.52%           $31,300,000          $31,298,696
 04-02-08                            2.54             15,000,000           14,997,917
 04-09-08                            2.47             20,000,000           19,987,840
 04-11-08                            2.17             40,000,000           39,973,844
Federal Natl Mtge Assn Disc Nts
 04-14-08                            1.93             20,000,000           19,985,223
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $126,250,649)                                                     $126,243,520
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $563,143,451)(m)                                                  $558,839,666
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                17            $2,019,547       June 2008           $59,206
U.S. Treasury Note, 2-year                            282            60,533,063       June 2008           318,633
U.S. Treasury Note, 5-year                           (313)          (35,755,361)      June 2008          (277,418)
U.S. Treasury Note, 10-year                          (452)          (53,766,815)      June 2008        (1,054,363)
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(953,942)
-------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $54,213,292.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 2.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $3,042,735 or 0.6% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2008.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(j) At March 31, 2008, investments in securities included securities valued at $3,018,959 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MBIA  --   MBIA Insurance Corporation




--------------------------------------------------------------------------------
98 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Short Duration U.S. Government Fund

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $563,143,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $6,092,000
Unrealized depreciation                                                       (10,395,000)

-----------------------------------------------------------------------------------------
Net unrealized depreciation                                                   $(4,303,000)
-----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ----------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                           $86,501,617      $459,405,487     $12,932,562    $558,839,666
Other financial instruments*                           (953,942)               --              --        (953,942)

-----------------------------------------------------------------------------------------------------------------
Total                                               $85,547,675      $459,405,487     $12,932,562    $557,885,724
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                     INVESTMENTS IN    OTHER FINANCIAL
                                                                       SECURITIES        INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                            $14,626,244           $--
  Accrued discounts/premiums                                                13,522            --
  Realized gain (loss)                                                       6,616            --
  Change in unrealized appreciation (depreciation)                      (3,505,063)           --
  Net purchases (sales)                                                  1,791,243            --
  Transfers in and/or out of Level 3                                            --            --

------------------------------------------------------------------------------------------------------
Balance as of March 31, 2008                                           $12,932,562           $--
------------------------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
99 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Small Cap Advantage Fund
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
Curtiss-Wright                                         11,170                $463,332
Esterline Technologies                                  7,420(b)              373,745
Orbital Sciences                                       13,000(b)              313,300
Teledyne Technologies                                   8,830(b)              415,010
                                                                      ---------------
Total                                                                       1,565,387
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.8%)
Dynamex                                                 5,060(b)              128,018
Forward Air                                             5,000                 177,200
Hub Group Cl A                                         15,159(b)              498,580
Pacer Intl                                             12,000                 197,160
                                                                      ---------------
Total                                                                       1,000,958
-------------------------------------------------------------------------------------


AIRLINES (0.5%)
AirTran Holdings                                       22,830(b)              150,678
Allegiant Travel                                        6,170(b)              163,011
Northwest Airlines                                     14,000(b)              125,860
SkyWest                                                 6,400                 135,168
                                                                      ---------------
Total                                                                         574,717
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.1%)
Cooper Tire & Rubber                                   24,778                 370,927
Drew Inds                                               9,130(b)              223,320
Lear                                                   21,000(b)              544,110
TRW Automotive Holdings                                12,930(b)              302,174
                                                                      ---------------
Total                                                                       1,440,531
-------------------------------------------------------------------------------------


BEVERAGES (0.7%)
Central European Distribution                           9,080(b)              528,365
Coca-Cola Bottling Company Consolidated                 5,000                 308,100
                                                                      ---------------
Total                                                                         836,465
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.9%)
Affymax                                                11,000(b)              155,100
Alexion Pharmaceuticals                                 4,000(b)              237,200
Alkermes                                               16,000(b)              190,080
Alnylam Pharmaceuticals                                 4,500(b)              109,800
Applera-Celera Group                                   10,800(b,d)            158,760
ArQule                                                 26,000(b)              111,280
BioCryst Pharmaceuticals                               34,029(b)              156,874
BioMarin Pharmaceutical                                 9,414(b)              332,973
Cubist Pharmaceuticals                                 12,000(b)              221,040
CV Therapeutics                                        27,000(b)              192,510
Enzon Pharmaceuticals                                  37,080(b)              341,507
Human Genome Sciences                                  24,200(b)              142,538
Incyte                                                 13,585(b)              142,778
Myriad Genetics                                         4,200(b)              169,218
NPS Pharmaceuticals                                    59,000(b)              230,100
Onyx Pharmaceuticals                                    4,000(b)              116,120
OSI Pharmaceuticals                                     4,000(b)              149,560
Regeneron Pharmaceuticals                               6,200(b)              118,978
Rigel Pharmaceuticals                                  11,000(b)              205,260
Vanda Pharmaceuticals                                  44,000(b)              170,280
                                                                      ---------------
Total                                                                       3,651,956
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.6%)
Ameron Intl                                             3,000                 280,590
Builders FirstSource                                   27,000(b)              196,020
Lennox Intl                                             8,000                 287,760
                                                                      ---------------
Total                                                                         764,370
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.9%)
Calamos Asset Management Cl A                          13,820                 224,990
GAMCO Investors Cl A                                    6,000                 302,160
GFI Group                                               7,981                 457,311
Greenhill & Co                                          2,000                 139,120
Investment Technology Group                             5,000(b)              230,900
optionsXpress Holdings                                 19,000                 393,490
Waddell & Reed Financial Cl A                          19,250                 618,502
                                                                      ---------------
Total                                                                       2,366,473
-------------------------------------------------------------------------------------


CHEMICALS (3.7%)
Calgon Carbon                                          15,000(b)              225,750
CF Inds Holdings                                       10,300               1,067,285
Ferro                                                  23,000                 341,780
HB Fuller                                              17,100                 349,011
LSB Inds                                               10,690(b)              157,571
Minerals Technologies                                   5,000                 314,000
NewMarket                                               5,870                 442,892
Olin                                                   18,330                 362,201
Symyx Technologies                                     28,540(b)              214,050
Terra Inds                                             22,140(b)              786,634
WR Grace & Co                                          19,000(b)              433,580
                                                                      ---------------
Total                                                                       4,694,754
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (6.7%)
Arrow Financial                                         1,741                  39,155
Cardinal Financial                                     20,446                 181,356
Cascade Bancorp                                        13,000                 124,280
Cathay General Bancorp                                 16,960                 351,581
Citizens Republic Bancorp                              14,000                 174,020
City Holding                                           10,410                 415,359
Columbia Bancorp                                        5,066                  86,629
Community Bancorp                                      14,857(b)              201,461
East West Bancorp                                      16,830                 298,733
F.N.B.                                                 18,000                 280,980
First Community Bancorp                                 5,000                 134,250
First Financial Bancorp                                35,000                 470,749
First Merchants                                        12,000                 342,480
First State Bancorporation                             29,000                 388,310
FirstMerit                                             21,730                 448,941
Integra Bank                                           20,000                 324,000
Intl Bancshares                                        17,020                 384,312
Old Second Bancorp                                      6,210                 164,938
Oriental Financial Group                                6,000(c)              118,260
Pacific Capital Bancorp                                 7,156                 153,854
Preferred Bank                                         15,850                 264,537
S&T Bancorp                                             7,170                 230,659
South Financial Group                                  28,000                 416,080
Southwest Bancorp                                      18,000                 315,180
Sterling Bancorp                                       16,000                 248,480
Sterling Financial                                     10,000                 156,100
Suffolk Bancorp                                        11,000                 348,480
SVB Financial Group                                    10,400(b)              453,855
Texas Capital Bancshares                               27,000(b)              455,759
Tompkins Financial                                      3,128                 153,898
UCBH Holdings                                          33,000                 256,080
Westamerica Bancorporation                              5,000                 263,000
                                                                      ---------------
Total                                                                       8,645,756
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (4.4%)
Administaff                                            11,000                 259,710
Bowne & Co                                             20,500                 312,625
CBIZ                                                   50,060(b)              406,487
CDI                                                    14,000                 350,700
Comfort Systems USA                                    28,000                 364,280
Diamond Management & Technology Consultants            45,000                 290,250
Exponent                                                9,840(b)              323,146
FTI Consulting                                          6,650(b)              472,416
GeoEye                                                  8,000(b)              207,920
Heidrick & Struggles Intl                               9,600                 312,288
Herman Miller                                           8,000                 196,560
IHS Cl A                                                8,510(b)              547,278
Interface Cl A                                         16,520                 232,106
PHH                                                    13,000(b)              226,590
Standard Parking                                       17,330(b)              363,237
Steelcase Cl A                                         14,000                 154,840
Volt Information Sciences                              22,000(b)              373,120
Watson Wyatt Worldwide Cl A                             6,460                 366,605
                                                                      ---------------
Total                                                                       5,760,158
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.8%)
3Com                                                  116,000(b)              265,640
Airvana                                                44,000(b)              230,120
Comtech Telecommunications                              7,410(b)              288,990
Extreme Networks                                       52,000(b)              161,200
Network Equipment Technologies                         38,000(b)              249,660
SeaChange Intl                                         33,000(b)              231,990
Starent Networks                                       14,000(b)              189,000
Symmetricom                                            58,000(b)              202,420
Tekelec                                                20,000(b)              249,000
UTStarcom                                              60,606(b)              172,121
                                                                      ---------------
Total                                                                       2,240,141
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.0%)
Adaptec                                                77,000(b)              226,380
Cray                                                   52,000(b)              309,920
Electronics for Imaging                                15,949(b)              237,959
Emulex                                                 10,800(b)              175,392
Hutchinson Technology                                  11,000(b)              175,010
Intevac                                                25,000(b)              323,750
Lexmark Intl Cl A                                       8,000(b)              245,760
Novatel Wireless                                       14,000(b)              135,520
Palm                                                   40,000                 200,000
Quantum                                                85,000(b)              181,900
Rackable Systems                                       18,420(b)              167,990
Super Micro Computer                                   14,000(b)              116,900
                                                                      ---------------
Total                                                                       2,496,481
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
100 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONSTRUCTION & ENGINEERING (1.0%)
EMCOR Group                                            23,500(b)             $521,935
Furmanite                                              21,000(b)              178,500
Michael Baker                                           7,300(b)              163,958
Perini                                                 11,000(b)              398,530
                                                                      ---------------
Total                                                                       1,262,923
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.2%)
Headwaters                                             20,000(b)              263,800
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
Advanta Cl B                                           33,000                 231,990
Cash America Intl                                       8,189                 298,080
Nelnet Cl A                                            19,000                 223,250
World Acceptance                                        6,000(b)              191,100
                                                                      ---------------
Total                                                                         944,420
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.1%)
AptarGroup                                             17,040                 663,367
Greif Cl A                                              6,000                 407,580
Myers Inds                                             27,000                 354,510
                                                                      ---------------
Total                                                                       1,425,457
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.5%)
LKQ                                                    26,170(b)              588,040
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.4%)
Capella Education                                       4,200(b)              229,320
DeVry                                                  11,350                 474,884
INVESTools                                             21,000(b)              230,790
Matthews Intl Cl A                                      7,000                 337,750
Strayer Education                                       2,910                 443,775
                                                                      ---------------
Total                                                                       1,716,519
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.6%)
Asta Funding                                            8,000                 111,440
iShares Russell 2000 Index Fund                        28,000               1,918,280
                                                                      ---------------
Total                                                                       2,029,720
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Alaska Communications Systems Group                    10,100                 123,624
Atlantic Tele-Network                                   9,600                 324,768
Cbeyond                                                 7,100(b)              133,409
Cincinnati Bell                                        80,640(b)              343,526
Premiere Global Services                               26,000(b)              372,840
Time Warner Telecom Cl A                               14,300(b)              221,507
                                                                      ---------------
Total                                                                       1,519,674
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.5%)
DPL                                                    12,000                 307,680
El Paso Electric                                       16,200(b)              346,194
Hawaiian Electric Inds                                 14,000                 334,180
ITC Holdings                                            7,030                 365,982
Otter Tail                                              9,000                 318,510
Portland General Electric                              11,000                 248,050
                                                                      ---------------
Total                                                                       1,920,596
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                          10,640                 456,988
Chase                                                   8,893                 161,052
Polypore Intl                                          14,000(b)              289,660
Regal-Beloit                                           10,000                 366,300
Superior Essex                                         12,110(b)              340,533
Ultralife Batteries                                    25,000(b)              295,250
Woodward Governor                                      17,166                 458,676
                                                                      ---------------
Total                                                                       2,368,459
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
Benchmark Electronics                                  16,560(b)              297,252
FLIR Systems                                           10,000(b)              300,900
Jabil Circuit                                          11,000                 104,060
KEMET                                                  31,000(b)              125,240
LoJack                                                  9,000(b)              113,760
Mercury Computer Systems                               19,575(b)              110,012
Methode Electronics                                    31,500                 368,235
Plexus                                                  6,824(b)              191,413
Rofin-Sinar Technologies                                7,730(b)              347,077
Tech Data                                              13,000(b)              426,400
                                                                      ---------------
Total                                                                       2,384,349
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.6%)
Atwood Oceanics                                         6,330(b)              580,587
Dril-Quip                                               6,000(b)              278,820
Exterran Holdings                                       2,800(b)              180,712
Global Inds                                             7,000(b)              112,630
Grey Wolf                                              36,500(b)              247,470
ION Geophysical                                        13,000(b)              179,400
NATCO Group Cl A                                        5,830(b)              272,553
Natural Gas Services Group                             16,000(b)              349,280
Newpark Resources                                      30,000(b)              153,000
Oceaneering Intl                                        4,000(b)              252,000
Superior Energy Services                                7,000(b)              277,340
T-3 Energy Services                                     3,120(b)              132,787
Trico Marine Services                                   8,000(b)              311,760
                                                                      ---------------
Total                                                                       3,328,339
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.2%)
Great Atlantic & Pacific Tea                           11,000(b)              288,420
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.6%)
Cal-Maine Foods                                        11,560                 385,873
Chiquita Brands Intl                                    5,000(b)              115,550
Darling Intl                                           36,000(b)              466,200
Flowers Foods                                          14,890                 368,528
Imperial Sugar                                          9,960                 187,447
Pilgrim's Pride                                         6,000                 121,380
Ralcorp Holdings                                        5,900(b)              343,085
                                                                      ---------------
Total                                                                       1,988,063
-------------------------------------------------------------------------------------


GAS UTILITIES (1.7%)
Laclede Group                                           6,260                 223,044
New Jersey Resources                                   10,010                 310,811
Northwest Natural Gas                                  10,000                 434,400
Piedmont Natural Gas                                   21,900                 575,093
South Jersey Inds                                       7,650                 268,592
UGI                                                    13,000                 323,960
                                                                      ---------------
Total                                                                       2,135,900
-------------------------------------------------------------------------------------



HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Cutera                                                 25,000(b)              336,750
Exactech                                                5,000(b)              125,950
Greatbatch                                             13,880(b)              255,531
Hologic                                                10,706(b)              595,253
Merit Medical Systems                                   7,000(b)              110,810
SonoSite                                                7,000(b)              199,010
Synovis Life Technologies                              13,000(b)              203,840
Vnus Medical Technologies                              10,000(b)              181,900
ZOLL Medical                                            8,000(b)              212,720
                                                                      ---------------
Total                                                                       2,221,764
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.8%)
Alliance Imaging                                       27,000(b)              232,200
Amedisys                                                5,440(b)              214,010
AMERIGROUP                                             11,470(b)              313,475
Centene                                                31,000(b)              432,140
Chindex Intl                                            3,000(b)              113,220
CorVel                                                  4,000(b)              122,360
Hanger Orthopedic Group                                23,000(b)              247,940
HealthSouth                                            14,000(b)              249,060
HealthSpring                                           21,000(b)              295,680
Kindred Healthcare                                      9,000(b)              196,830
Magellan Health Services                               12,630(b)              501,285
MedCath                                                 7,000(b)              127,400
Molina Healthcare                                       8,000(b)              195,360
Universal American Financial                           20,579(b)              218,137
WellCare Health Plans                                   3,000(b)              116,850
                                                                      ---------------
Total                                                                       3,575,947
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.7%)
Eclipsys                                               21,040(b)              412,594
Omnicell                                                7,000(b)              140,700
Phase Forward                                           7,000(b)              119,560
TriZetto Group                                         12,000(b)              200,280
                                                                      ---------------
Total                                                                         873,134
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.4%)
Bally Technologies                                     11,180(b)              383,921
Buffalo Wild Wings                                      9,000(b)              220,500
Chipotle Mexican Grill Cl B                             4,510(b)              437,876
Denny's                                                88,000(b)              262,240
Domino's Pizza                                         15,000                 202,350
Rick's Cabaret Intl                                    12,060(b)              275,812
                                                                      ---------------
Total                                                                       1,782,699
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.8%)
American Greetings Cl A                                10,890                 202,010
Avatar Holdings                                         5,000(b)              217,950
Blyth                                                  23,000                 453,560
Champion Enterprises                                   20,180(b)              202,405
Hooker Furniture                                       15,000                 335,100
NVR                                                       850(b)              507,875
Standard-Pacific                                       27,000                 131,220
Tupperware Brands                                       5,000                 193,400
                                                                      ---------------
Total                                                                       2,243,520
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
Standex Intl                                            9,000                 201,060
Walter Inds                                             3,000                 187,890
                                                                      ---------------
Total                                                                         388,950
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
101 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INSURANCE (3.5%)
American Financial Group                                9,990                $255,344
American Physicians Capital                             5,739                 266,060
Amerisafe                                              34,690(b)              438,482
AmTrust Financial Services                             27,590                 447,234
Aspen Insurance Holdings                               15,960(c)              421,025
CNA Surety                                             15,000(b)              230,700
Delphi Financial Group Cl A                             9,345                 273,154
First Mercury Financial                                 6,538(b)              113,827
HCC Insurance Holdings                                 11,000                 249,590
Natl Interstate                                        13,000                 303,550
Navigators Group                                        3,860(b)              209,984
Odyssey Re Holdings                                     9,330                 342,878
Platinum Underwriters Holdings                          9,000(c)              292,140
SeaBright Insurance Holdings                            9,280(b)              136,694
United America Indemnity Series A                      23,000(b,c)            442,980
                                                                      ---------------
Total                                                                       4,423,642
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (1.6%)
Gaiam Cl A                                             17,730(b)              307,084
NetFlix                                                15,000(b)              519,750
priceline.com                                           6,480(b)              783,172
Systemax                                               12,000                 144,720
ValueVision Media Cl A                                 44,000(b)              243,760
                                                                      ---------------
Total                                                                       1,998,486
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.8%)
AsiaInfo Holdings                                       9,000(b,c)             97,740
Chordiant Software                                     15,000(b)               90,450
CNET Networks                                          35,000(b)              248,500
Equinix                                                 2,000(b)              132,980
Greenfield Online                                      12,360(b)              146,590
InfoSpace                                              15,000                 173,550
RealNetworks                                           44,000(b)              252,120
S1                                                     43,620(b)              310,138
United Online                                          20,000                 211,200
ValueClick                                             25,000(b)              431,250
Vignette                                               17,000(b)              224,570
                                                                      ---------------
Total                                                                       2,319,088
-------------------------------------------------------------------------------------


IT SERVICES (1.5%)
Ciber                                                  36,205(b)              177,405
Euronet Worldwide                                       8,000(b)              154,080
Forrester Research                                     15,000(b)              398,700
Global Payments                                         5,490                 227,066
Integral Systems                                       11,000                 321,530
SAIC                                                   37,000(b)              687,830
                                                                      ---------------
Total                                                                       1,966,611
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.7%)
JAKKS Pacific                                          21,940(b)              604,886
Sturm, Ruger & Co                                      33,000(b)              271,920
                                                                      ---------------
Total                                                                         876,806
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.6%)
Affymetrix                                             10,000(b)              174,100
Bio-Rad Laboratories Cl A                               3,000(b)              266,850
Dionex                                                  3,670(b)              282,553
Exelixis                                               37,170(b)              258,332
Illumina                                                7,330(b)              556,346
Nektar Therapeutics                                    28,000(b)              194,320
Varian                                                  4,280(b)              247,898
                                                                      ---------------
Total                                                                       1,980,399
-------------------------------------------------------------------------------------


MACHINERY (2.5%)
Accuride                                               17,000(b)              139,060
Actuant Cl A                                            5,250                 158,603
Briggs & Stratton                                      14,000                 250,600
Bucyrus Intl Cl A                                       1,000                 101,650
EnPro Inds                                             15,000(b)              467,849
Gorman-Rupp                                             9,130                 300,286
Graham                                                  7,000                 249,130
LB Foster Cl A                                          9,360(b)              403,042
Lindsay                                                 3,000                 307,410
Mueller Inds                                           10,160                 293,116
Tecumseh Products Cl A                                  6,000(b)              184,080
Valmont Inds                                            1,510                 132,714
Wabash Natl                                            16,000                 143,840
                                                                      ---------------
Total                                                                       3,131,380
-------------------------------------------------------------------------------------


MARINE (0.8%)
Horizon Lines Cl A                                      8,000                 148,880
Kirby                                                   9,450(b)              538,650
TBS Intl Series A                                      10,000(b,c)            302,000
                                                                      ---------------
Total                                                                         989,530
-------------------------------------------------------------------------------------


MEDIA (2.1%)
Entravision Communications Cl A                        31,000(b)              206,460
Gemstar-TV Guide Intl                                  85,830(b)              403,401
Interactive Data                                       19,240                 547,763
Morningstar                                             6,000(b)              368,100
Regal Entertainment Group Cl A                         16,890                 325,808
Valassis Communications                                35,620(b)              386,477
World Wrestling Entertainment Cl A                     24,000                 446,640
                                                                      ---------------
Total                                                                       2,684,649
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Century Aluminum                                        4,000(b)              264,960
Hecla Mining                                           41,000(b)              457,560
                                                                      ---------------
Total                                                                         722,520
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Retail Ventures                                        45,939(b)              222,804
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.0%)
Alpha Natural Resources                                10,510(b)              456,555
Arena Resources                                         9,400(b)              363,874
Berry Petroleum Cl A                                    7,210                 335,193
Bill Barrett                                            4,000(b)              189,000
Bois d'Arc Energy                                      16,000(b)              343,840
BPZ Resources                                           6,000(b)              130,380
Carrizo Oil & Gas                                       6,600(b)              391,182
Contango Oil & Gas                                      5,760(b)              372,154
CVR Energy                                              4,022(b)               92,627
Foundation Coal Holdings                                5,410                 272,285
Harvest Natural Resources                              13,000(b)              156,780
Massey Energy                                           7,310                 266,815
Petrohawk Energy                                       11,000(b)              221,870
PetroQuest Energy                                      17,510(b)              303,623
Stone Energy                                            7,000(b)              366,170
Swift Energy                                            6,470(b)              291,085
W&T Offshore                                            9,000                 306,990
Whiting Petroleum                                       6,000(b)              387,900
                                                                      ---------------
Total                                                                       5,248,323
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                   17,130(b)              191,171
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.3%)
Alberto-Culver                                          7,000                 191,870
Chattem                                                 2,440(b)              161,870
                                                                      ---------------
Total                                                                         353,740
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.2%)
Alpharma Cl A                                           6,690(b)              175,345
Auxilium Pharmaceuticals                                6,000(b)              160,440
Depomed                                               107,000(b)              363,800
Inspire Pharmaceuticals                                42,958(b)              165,388
King Pharmaceuticals                                   42,000(b)              365,400
Medicis Pharmaceutical Cl A                            19,000                 374,110
Pain Therapeutics                                      30,700(b)              259,415
Par Pharmaceutical Companies                           30,000(b)              521,700
Perrigo                                                12,170                 459,174
Salix Pharmaceuticals                                  32,000(b)              200,960
Sciele Pharma                                          17,300(b)              337,350
Valeant Pharmaceuticals Intl                           14,000(b)              179,620
ViroPharma                                             27,000(b)              241,380
Watson Pharmaceuticals                                  5,000(b)              146,600
XenoPort                                                3,000(b)              121,410
                                                                      ---------------
Total                                                                       4,072,092
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (5.7%)
Acadia Realty Trust                                    14,000                 338,100
Alexandria Real Estate Equities                         4,440                 411,677
Arbor Realty Trust                                     13,800                 208,104
Brandywine Realty Trust                                20,000                 339,200
Digital Realty Trust                                    6,000                 213,000
EastGroup Properties                                    8,470                 393,516
Equity Lifestyle Properties                             5,700                 281,409
Inland Real Estate                                     18,000                 273,780
LTC Properties                                         12,000                 308,520
Nationwide Health Properties                           29,300                 988,874
Natl Health Investors                                  11,390                 355,938
Omega Healthcare Investors                             29,000                 503,440
Pennsylvania Real Estate Investment Trust              13,980                 340,972
PS Business Parks                                       4,620                 239,778
Realty Income                                          10,000                 256,200
Saul Centers                                            6,000                 301,440
Strategic Hotels & Resorts                             22,250                 292,143
Sunstone Hotel Investors                               40,550                 649,205
Tanger Factory Outlet Centers                          10,840                 417,015
Urstadt Biddle Properties Cl A                         14,460                 227,456
                                                                      ---------------
Total                                                                       7,339,767
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
102 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


ROAD & RAIL (0.4%)
Arkansas Best                                           6,410                $204,223
Heartland Express                                       9,000                 128,340
Landstar System                                         3,600                 187,776
                                                                      ---------------
Total                                                                         520,339
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Advanced Energy Inds                                   17,500(b)              232,050
Asyst Technologies                                     69,000(b)              241,500
Atheros Communications                                  5,393(b)              112,390
Cirrus Logic                                           19,790(b)              132,989
Credence Systems                                      118,000(b)              200,600
Cymer                                                  10,000(b)              260,400
DSP Group                                              10,000(b)              127,400
FormFactor                                             13,000(b)              248,300
Integrated Silicon Solution                            39,000(b)              235,950
Mattson Technology                                     43,000(b)              261,870
OmniVision Technologies                                24,000(b)              403,679
Pericom Semiconductor                                   9,000(b)              132,120
RF Micro Devices                                       64,360(b)              171,198
Sigma Designs                                           3,480(b)               78,892
Silicon Storage Technology                             70,000(b)              183,400
Spansion Cl A                                          65,000(b)              178,750
Standard Microsystems                                   9,220(b)              269,039
Veeco Instruments                                       8,430(b)              140,191
Zoran                                                  19,130(b)              261,316
                                                                      ---------------
Total                                                                       3,872,034
-------------------------------------------------------------------------------------


SOFTWARE (3.3%)
ANSYS                                                   8,000(b)              276,160
Borland Software                                       14,257(b)               28,799
Bottomline Technologies                                19,240(b)              242,424
Cadence Design Systems                                 12,000(b)              128,160
Compuware                                              18,000(b)              132,120
Informatica                                            20,000(b)              341,200
JDA Software Group                                     10,000(b)              182,500
Mentor Graphics                                        28,000(b)              247,240
MICROS Systems                                         16,300(b)              548,658
Parametric Technology                                  17,000(b)              271,660
Phoenix Technologies                                    9,000(b)              140,940
Progress Software                                       8,550(b)              255,816
Solera Holdings                                        16,000(b)              389,760
SPSS                                                    6,100(b)              236,558
Sybase                                                 17,700(b)              465,510
Tyler Technologies                                     21,000(b)              293,580
                                                                      ---------------
Total                                                                       4,181,085
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.7%)
Aeropostale                                            12,890(b)              349,448
Buckle                                                 10,110                 452,220
Cache                                                  20,000(b)              225,800
Dress Barn                                             17,000(b)              219,980
Rex Stores                                             23,000(b)              452,410
Sally Beauty Holdings                                  28,000(b)              193,200
Wet Seal Cl A                                          77,000(b)              261,030
                                                                      ---------------
Total                                                                       2,154,088
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Deckers Outdoor                                         3,090(b)              333,164
Fossil                                                 17,610(b)              537,809
Hanesbrands                                            11,000(b)              321,200
Iconix Brand Group                                     28,000(b)              485,800
K-Swiss Cl A                                           12,000                 189,840
Movado Group                                           14,400                 280,656
Warnaco Group                                           8,786(b)              346,520
                                                                      ---------------
Total                                                                       2,494,989
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.2%)
FirstFed Financial                                      7,392(b)              200,693
Northwest Bancorp                                      13,100                 358,023
OceanFirst Financial                                   15,000                 262,350
Provident New York Bancorp                             33,260                 449,010
WSFS Financial                                          5,000                 246,400
                                                                      ---------------
Total                                                                       1,516,476
-------------------------------------------------------------------------------------


TOBACCO (0.3%)
Universal                                               6,670                 437,085
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies                        15,550                 464,790
Rush Enterprises Cl A                                   8,530(b)              135,115
                                                                      ---------------
Total                                                                         599,905
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Syniverse Holdings                                     12,580(b)              209,583
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $132,565,712)                                                     $125,795,432
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     1,583,748(e)          $1,583,748
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,583,748)                                                         $1,583,748
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $134,149,460)(f)                                                  $127,379,180
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 1.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $134,149,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $6,672,000
Unrealized depreciation                                                      (13,442,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(6,770,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
103 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource VP - Small Cap Advantage Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                     FAIR VALUE AT MARCH 31, 2008
                                                   ---------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $127,379,180          $--             $--        $127,379,180



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
104 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Threadneedle VP - Emerging Markets Fund
(formerly RiverSource VP - Emerging Markets Fund)
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.3%)(c)
ISSUER                                                 SHARES                VALUE(a)


BRAZIL (15.2%)
Banco Bradesco                                          588,000           $16,326,821
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.2%)
Positivo Informatica                                    132,900             1,605,519
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.1%)
Bradespar                                               382,600            10,351,142
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.8%)
Cyrela Brazil Realty                                  1,223,000            15,847,383
-------------------------------------------------------------------------------------


IT SERVICES (1.2%)
Redecard                                                660,100            10,846,890
-------------------------------------------------------------------------------------


METALS & MINING (3.9%)
Companhia Vale do Rio Doce ADR                        1,029,189            35,651,106
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.5%)
Petroleo Brasileiro ADR                                 480,326            49,046,088
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
Even Construtora e Incorporadora                        645,600             3,680,843
MRV Engenharia                                          197,600             3,511,488
Multiplan Empreendimentos Imobiliarios                  572,814(b)          6,198,933
                                                                      ---------------
Total                                                                      13,391,264
-------------------------------------------------------------------------------------


CANADA (0.5%)
METALS & MINING
Yamana Gold                                             328,356             4,800,565
-------------------------------------------------------------------------------------


CHINA (5.9%)
AUTO COMPONENTS (0.4%)
Minth Group                                           3,654,000             3,792,467
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.7%)
China Construction Bank Series H                     12,025,000             9,083,568
China Merchants Bank Series H                         4,474,000            15,715,632
                                                                      ---------------
Total                                                                      24,799,200
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.8%)
China Shenhua Energy Series H                           827,000             3,349,232
CNOOC                                                14,691,000            21,643,786
                                                                      ---------------
Total                                                                      24,993,018
-------------------------------------------------------------------------------------


EGYPT (1.0%)
CONSTRUCTION & ENGINEERING
Orascom Construction Inds                               119,527             9,058,802
-------------------------------------------------------------------------------------


HONG KONG (5.8%)
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.2%)
Cheung Kong Holdings                                    561,000             8,077,005
China Overseas Land & Investment                      4,632,000             8,656,968
Sino Land                                             1,456,000             3,183,687
                                                                      ---------------
Total                                                                      19,917,660
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Prime Success Intl Group                              4,017,066             2,167,659
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (3.4%)
China Mobile                                          2,031,000            30,516,559
-------------------------------------------------------------------------------------


INDIA (6.6%)
COMMERCIAL BANKS (0.9%)
ICICI Bank ADR                                          203,701             7,779,341
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
Larsen & Toubro                                          83,922             6,401,638
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.0%)
Bharat Heavy Electricals                                168,130             8,661,483
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Steel Authority of India                              1,620,325             7,527,438
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.3%)
Reliance Inds                                           212,454(b)         11,975,632
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
DLF                                                     320,111             5,178,024
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.3%)
Bharti Airtel                                           576,629(b)         11,927,263
-------------------------------------------------------------------------------------


INDONESIA (1.6%)
GAS UTILITIES (0.7%)
Perusahaan Gas Negara                                 4,180,500             6,464,493
-------------------------------------------------------------------------------------


METALS & MINING (0.5%)
Intl Nickel Indonesia                                 5,540,000             4,237,694
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.4%)
Bumi Resources Tbk                                    5,851,500             3,977,504
-------------------------------------------------------------------------------------


ISRAEL (3.2%)
CHEMICALS (1.5%)
Israel Chemicals                                        956,648            13,428,539
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.7%)
Teva Pharmaceutical Inds ADR                            331,566            15,315,033
-------------------------------------------------------------------------------------


MALAYSIA (2.7%)
CONSTRUCTION & ENGINEERING (0.5%)
WCT Engineering                                       4,072,800             4,915,719
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.0%)
KNM Group                                             5,403,200             9,005,910
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.2%)
IOI                                                   4,651,200            10,391,018
-------------------------------------------------------------------------------------


MEXICO (8.8%)
COMMERCIAL BANKS (1.1%)
Grupo Financiero Banorte Series O                     2,253,700             9,794,000
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.8%)
Wal-Mart de Mexico Series V                           1,611,300             6,794,876
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.3%)
Desarrolladora Homex ADR                                191,293(b)         11,104,558
Urbi Desarrollos Urbanos                              3,108,500(b)         10,135,207
                                                                      ---------------
Total                                                                      21,239,765
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Grupo Mexico Series B                                 1,112,600             7,390,083
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (3.8%)
America Movil ADR Series L                              535,358            34,096,950
-------------------------------------------------------------------------------------


NORWAY (0.2%)
FOOD PRODUCTS
Copeinca                                                315,200(b)          2,067,088
-------------------------------------------------------------------------------------


PAKISTAN (0.6%)
COMMERCIAL BANKS
United Bank GDR                                         554,250(d,e)        5,607,061
-------------------------------------------------------------------------------------


PERU (0.9%)
METALS & MINING
Compania de Minas Buenaventura ADR                      122,143             8,366,796
-------------------------------------------------------------------------------------


RUSSIA (14.6%)
COMMERCIAL BANKS (1.2%)
Sberbank Cl S                                         3,593,047            11,278,395
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.0%)
Eurasia Drilling GDR                                    375,015(b,d,e)      8,812,853
-------------------------------------------------------------------------------------


METALS & MINING (3.5%)
Mechel ADR                                               88,040            10,018,072
MMC Norilsk Nickel ADR                                  448,534            12,715,938
Novolipetsk Steel GDR                                   207,344(d,e)        8,923,897
                                                                      ---------------
Total                                                                      31,657,907
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.7%)
Sibirskiy Cement                                         30,681             6,044,157
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.3%)
Gazprom ADR                                             744,488            37,708,317
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.7%)
Pharmstandard Cl S                                       99,724(b)          6,432,198
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
105 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Threadneedle VP - Emerging Markets Fund
(formerly RiverSource VP - Emerging Markets Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
RUSSIA (CONT.)


WIRELESS TELECOMMUNICATION SERVICES (3.2%)
Mobile Telesystems ADR                                  197,864           $15,007,984
Vimpel-Communications ADR                               465,113            13,902,228
                                                                      ---------------
Total                                                                      28,910,212
-------------------------------------------------------------------------------------


SINGAPORE (0.3%)
FOOD PRODUCTS
China Fishery Group                                   2,594,000             2,857,351
-------------------------------------------------------------------------------------


SOUTH AFRICA (5.0%)
CONSTRUCTION & ENGINEERING (0.9%)
Aveng                                                 1,143,636             8,189,375
-------------------------------------------------------------------------------------


METALS & MINING (1.5%)
Impala Platinum Holdings                                341,050            13,196,918
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.4%)
Sasol                                                   275,500            13,279,429
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.2%)
MTN Group                                               717,418            10,914,931
-------------------------------------------------------------------------------------


SOUTH KOREA (11.3%)
COMMERCIAL BANKS (1.5%)
Shinhan Financial Group                                 250,084            13,195,030
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.0%)
Daelim Industrial                                        72,703             9,337,812
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
KT Corp                                                 187,190             8,887,852
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Infopia                                                 110,058             5,114,242
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.3%)
NHN                                                      40,374(b)          9,468,942
SK Communications                                       128,256(b)          1,953,215
                                                                      ---------------
Total                                                                      11,422,157
-------------------------------------------------------------------------------------


MACHINERY (1.4%)
Doosan Infracore                                        379,500            12,697,986
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
POSCO ADR                                                83,421             9,925,431
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Yuhan                                                    48,641             9,137,183
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Samsung Electronics                                      35,159            22,204,853
-------------------------------------------------------------------------------------


SWITZERLAND (0.7%)
METALS & MINING
Xstrata                                                  96,169             6,734,266
-------------------------------------------------------------------------------------


TAIWAN (5.7%)
CHEMICALS (0.4%)
Taiwan Fertilizer                                       859,000             3,747,688
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.6%)
Asustek Computer                                      3,361,833             9,906,072
Foxconn Technology                                      918,000             5,477,066
High Tech Computer                                      363,000             8,202,533
                                                                      ---------------
Total                                                                      23,585,671
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.6%)
Chinatrust Financial Holding                          5,461,000(b)          5,277,565
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Tripod Technology                                     1,235,480             4,203,215
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Taiwan Semiconductor Mfg ADR                          1,399,936            14,377,343
-------------------------------------------------------------------------------------


THAILAND (1.1%)
COMMERCIAL BANKS
Kasikornbank                                          3,398,300            10,050,279
-------------------------------------------------------------------------------------


TURKEY (0.9%)
WIRELESS TELECOMMUNICATION SERVICES
Turkcell                                                991,396             8,215,083
-------------------------------------------------------------------------------------


UNITED KINGDOM (0.9%)
METALS & MINING
Hochschild Mining                                       935,662             8,145,958
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $812,755,806)                                                     $861,197,148
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
MALAYSIA
WCT Engineering
 Rights                                                 814,560(b)           $150,514
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $--)                                                                  $150,514
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     22,084,016(f)        $22,084,016
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $22,084,016)                                                       $22,084,016
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $834,839,822)(g)                                                  $883,431,678
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $23,343,811 or 2.6% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Eurasia Drilling GDR*                11-02-07 thru 03-27-08      $8,845,263
Novolipetsk Steel GDR*               06-06-07 thru 09-21-07       5,900,791
United Bank GDR*                     06-25-07 thru 07-24-07       5,739,138


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
106 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Threadneedle VP - Emerging Markets Fund
(formerly RiverSource VP - Emerging Markets Fund)

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(g) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $834,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $103,843,000
Unrealized depreciation                                                     (55,251,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $48,592,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ----------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                          $309,860,301      $573,571,377         $--        $883,431,678



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
107 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Threadneedle VP - International Opportunity Fund
(formerly RiverSource VP - International Opportunity Fund)
MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.3%)
BIOTECHNOLOGY (0.7%)
CSL                                                     198,195            $6,719,227
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.6%)
Macquarie Group                                         116,841(e)          5,640,789
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.4%)
Boart Longyear Group                                  2,479,064             4,160,331
-------------------------------------------------------------------------------------


INSURANCE (0.4%)
QBE Insurance Group                                     208,979             4,276,236
-------------------------------------------------------------------------------------


METALS & MINING (2.2%)
BHP Billiton                                            272,158             8,944,363
Newcrest Mining                                         225,565             6,846,313
Rio Tinto                                                67,493(e)          7,582,706
                                                                      ---------------
Total                                                                      23,373,382
-------------------------------------------------------------------------------------


BELGIUM (1.8%)
BEVERAGES (0.9%)
InBev                                                   101,982             8,951,824
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.9%)
Colruyt                                                  37,999             9,790,602
-------------------------------------------------------------------------------------


BRAZIL (2.0%)
HOUSEHOLD DURABLES (0.4%)
Cyrela Brazil Realty                                    345,900             4,482,101
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.6%)
Petroleo Brasileiro ADR                                 152,079            15,528,787
-------------------------------------------------------------------------------------


CANADA (1.6%)
OIL, GAS & CONSUMABLE FUELS (0.9%)
Suncor Energy                                            90,000             8,699,240
-------------------------------------------------------------------------------------


ROAD & RAIL (0.7%)
Canadian Pacific Railway                                110,000             7,073,266
-------------------------------------------------------------------------------------


CHINA (0.9%)
COMMERCIAL BANKS
China Merchants Bank Series H                         2,708,500             9,514,034
-------------------------------------------------------------------------------------


EGYPT (0.7%)
CONSTRUCTION & ENGINEERING
Orascom Construction Inds GDR                            47,953(d,g)        7,232,578
-------------------------------------------------------------------------------------


FINLAND (1.4%)
COMMUNICATIONS EQUIPMENT
Nokia                                                   448,646            14,163,485
-------------------------------------------------------------------------------------


FRANCE (11.6%)
BEVERAGES (1.2%)
Pernod Ricard                                           123,240            12,697,307
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.6%)
Societe Generale                                         63,863             6,248,730
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.9%)
VINCI                                                   129,848             9,393,049
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.5%)
Electricite de France                                    63,575             5,530,002
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
ALSTOM                                                   36,636             7,936,018
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.7%)
Casino Guichard Perrachon                                58,333             6,992,127
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Essilor Intl                                            149,932             9,798,411
-------------------------------------------------------------------------------------


INSURANCE (1.1%)
Euler Hermes                                            104,024            11,144,834
-------------------------------------------------------------------------------------


MULTI-UTILITIES (2.1%)
SUEZ                                                    210,224            13,779,139
Veolia Environnement                                     95,801             6,685,097
                                                                      ---------------
Total                                                                      20,464,236
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.7%)
Total                                                   354,982            26,297,637
-------------------------------------------------------------------------------------


GERMANY (4.8%)
AUTO COMPONENTS (0.7%)
Continental                                              65,131             6,678,392
-------------------------------------------------------------------------------------


CHEMICALS (1.1%)
Bayer                                                   133,272            10,682,668
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.4%)
Wincor Nixdorf                                           57,072             4,543,501
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.9%)
E.ON                                                    106,612            19,883,508
-------------------------------------------------------------------------------------


INSURANCE (0.7%)
Allianz                                                  36,465             7,227,423
-------------------------------------------------------------------------------------


GREECE (1.9%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                                   333,799            10,153,766
Piraeus Bank                                            298,292             9,183,348
                                                                      ---------------
Total                                                                      19,337,114
-------------------------------------------------------------------------------------


HONG KONG (4.8%)
DISTRIBUTORS (0.7%)
Li & Fung                                             1,904,000             7,132,331
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.8%)
Hong Kong Exchanges and Clearing                        444,000             7,713,982
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
China Overseas Land & Investment                      6,601,250            12,337,392
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.8%)
Esprit Holdings                                         695,500             8,439,797
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.3%)
China Mobile                                            884,000            13,282,441
-------------------------------------------------------------------------------------


INDIA (0.3%)
COMMERCIAL BANKS
ICICI Bank ADR                                           72,424             2,765,873
-------------------------------------------------------------------------------------


IRELAND (1.1%)
COMMERCIAL BANKS (0.5%)
Bank of Ireland                                         405,282             6,040,601
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.6%)
CRH                                                     148,756             5,644,714
-------------------------------------------------------------------------------------


ITALY (1.0%)
ENERGY EQUIPMENT & SERVICES
Saipem                                                  263,406            10,677,939
-------------------------------------------------------------------------------------


JAPAN (16.6%)
AUTO COMPONENTS (0.2%)
Keihin                                                  122,200             1,764,885
-------------------------------------------------------------------------------------


AUTOMOBILES (1.4%)
Honda Motor                                             107,200             3,096,441
Nissan Motor                                            153,000             1,282,721
Toyota Motor                                            194,800             9,842,819
                                                                      ---------------
Total                                                                      14,221,981
-------------------------------------------------------------------------------------


BEVERAGES (0.3%)
Asahi Breweries                                         142,500             2,942,543
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.4%)
Asahi Glass                                             331,000             3,672,486
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.5%)
Daiwa Securities Group                                  288,000             2,515,178
Nomura Holdings                                         149,200             2,246,147
                                                                      ---------------
Total                                                                       4,761,325
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Kansai Paint                                            285,000             1,868,961
Shin-Etsu Chemical                                      104,700             5,451,810
                                                                      ---------------
Total                                                                       7,320,771
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.6%)
Fukuoka Financial Group                                 356,000             1,866,897
Mitsubishi UFJ Financial Group                          760,500             6,652,721
Mizuho Financial Group                                      990             3,657,053
Sumitomo Mitsui Financial Group                             666             4,424,115
                                                                      ---------------
Total                                                                      16,600,786
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Okumura                                                 261,000(e)          1,330,780
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
108 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Threadneedle VP - International Opportunity Fund
(formerly RiverSource VP - International Opportunity Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)


CONSUMER FINANCE (0.1%)
ORIX                                                      8,420            $1,161,256
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Nippon Telegraph & Telephone                                193               835,999
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
Chubu Electric Power                                     43,600             1,093,995
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Mitsubishi Electric                                     203,000             1,772,749
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Hoya                                                     92,500             2,185,578
Ibiden                                                   36,500             1,447,657
Murata Mfg                                               71,800             3,601,828
Nippon Electric Glass                                   174,000             2,732,644
                                                                      ---------------
Total                                                                       9,967,707
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.2%)
Seven & I Holdings                                       54,900             1,393,333
Sundrug                                                  39,600             1,124,710
                                                                      ---------------
Total                                                                       2,518,043
-------------------------------------------------------------------------------------


GAS UTILITIES (0.4%)
Tokyo Gas                                               894,000             3,643,733
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.2%)
Pacific Golf Group Intl Holdings                          1,995(b)          2,101,798
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.5%)
Daito Trust Construction                                 77,900             4,021,108
GOLDCREST                                                66,360             1,512,867
Matsushita Electric Industrial                           84,000             1,825,909
Sekisui Chemical                                        360,000             2,190,598
Sekisui House                                           111,000             1,036,988
Sharp                                                   153,000             2,626,079
Sony                                                     56,600             2,276,546
                                                                      ---------------
Total                                                                      15,490,095
-------------------------------------------------------------------------------------


INSURANCE (0.5%)
T&D Holdings                                             89,000             4,719,951
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.2%)
eAccess                                                   2,637(e)          1,636,670
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
NAMCO BANDAI Holdings                                    90,200             1,227,772
-------------------------------------------------------------------------------------


MACHINERY (0.6%)
AMADA                                                   356,000             2,725,484
Komatsu                                                 110,000             3,097,148
                                                                      ---------------
Total                                                                       5,822,632
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Dowa Holdings                                           271,000             1,632,185
JFE Holdings                                            101,700             4,549,122
                                                                      ---------------
Total                                                                       6,181,307
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.7%)
Canon                                                   157,250             7,334,679
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.5%)
INPEX Holdings                                              257             2,904,966
Nippon Mining Holdings                                  451,000             2,423,844
                                                                      ---------------
Total                                                                       5,328,810
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Daiichi Sankyo                                           90,000             2,669,973
Ono Pharmaceutical                                       55,100             2,691,536
Takeda Pharmaceutical                                    97,700             4,904,744
                                                                      ---------------
Total                                                                      10,266,253
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Mitsui Fudosan                                          210,000             4,224,526
Sumitomo Real Estate Sales                               38,380             1,310,327
                                                                      ---------------
Total                                                                       5,534,853
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Central Japan Railway                                       123             1,277,953
East Japan Railway                                          606             5,053,175
                                                                      ---------------
Total                                                                       6,331,128
-------------------------------------------------------------------------------------


SOFTWARE (0.5%)
Nintendo                                                  6,900             3,610,112
Trend Micro                                              37,500             1,479,903
                                                                      ---------------
Total                                                                       5,090,015
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.4%)
Yamada Denki                                             41,210             3,592,986
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
Mitsui & Co                                             267,000             5,479,005
Sumitomo                                                163,100             2,173,937
                                                                      ---------------
Total                                                                       7,652,942
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                                    270,000             3,497,794
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
KDDI                                                        451             2,774,044
-------------------------------------------------------------------------------------


LUXEMBOURG (0.6%)
METALS & MINING
ArcelorMittal                                            79,844             6,539,455
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
FOOD PRODUCTS
IOI                                                   1,000,300             2,234,721
-------------------------------------------------------------------------------------


MEXICO (0.8%)
WIRELESS TELECOMMUNICATION SERVICES
America Movil ADR Series L                              125,547             7,996,088
-------------------------------------------------------------------------------------


NETHERLANDS (0.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Koninklijke (Royal) KPN                                 571,085             9,640,522
-------------------------------------------------------------------------------------


PORTUGAL (1.2%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                      1,474,564            11,858,758
-------------------------------------------------------------------------------------


RUSSIA (0.8%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                             161,379             8,173,846
-------------------------------------------------------------------------------------


SINGAPORE (1.6%)
COMMERCIAL BANKS (0.5%)
DBS Group Holdings                                      422,000             5,558,052
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.7%)
Keppel                                                  851,000             6,196,044
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                                       533,200             4,308,220
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.2%)
METALS & MINING
First Uranium                                           300,000(b)          2,227,202
-------------------------------------------------------------------------------------


SOUTH KOREA (0.7%)
COMMERCIAL BANKS
Shinhan Financial Group                                 134,352             7,088,733
-------------------------------------------------------------------------------------


SPAIN (1.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Telefonica                                              484,565            13,922,088
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.4%)
Inditex                                                  73,825             4,097,425
-------------------------------------------------------------------------------------


SWITZERLAND (10.0%)
CAPITAL MARKETS (1.3%)
Credit Suisse Group                                     121,743             6,199,335
Julius Baer Holding                                      95,692             7,063,965
                                                                      ---------------
Total                                                                      13,263,300
-------------------------------------------------------------------------------------


CHEMICALS (1.3%)
Syngenta                                                 46,271            13,518,777
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.3%)
Nestle                                                   65,205            32,594,536
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.0%)
Lonza Group                                              75,012             9,952,165
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
Xstrata                                                 189,906            13,298,230
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.8%)
Roche Holding                                            99,069            18,672,842
-------------------------------------------------------------------------------------


TAIWAN (0.3%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Hon Hai Precision Industry                              612,000             3,524,508
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
Taiwan Semiconductor Mfg                                      1                     2
-------------------------------------------------------------------------------------


UNITED KINGDOM (24.8%)
AEROSPACE & DEFENSE (1.0%)
BAE Systems                                           1,016,255             9,797,428
-------------------------------------------------------------------------------------


BEVERAGES (1.0%)
Diageo                                                  527,597            10,674,452
-------------------------------------------------------------------------------------


CHEMICALS (0.9%)
Johnson Matthey                                         227,632             9,064,835
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
109 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Threadneedle VP - International Opportunity Fund
(formerly RiverSource VP - International Opportunity Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)


COMMERCIAL BANKS (3.6%)
Lloyds TSB Group                                      1,533,571           $13,698,571
Standard Chartered                                      672,282            22,983,937
                                                                      ---------------
Total                                                                      36,682,508
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.9%)
Serco Group                                           1,054,287             9,497,903
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.6%)
Tesco                                                 3,254,500            24,522,322
Wm Morrison Supermarkets                              2,149,275            11,715,948
                                                                      ---------------
Total                                                                      36,238,270
-------------------------------------------------------------------------------------


INSURANCE (3.2%)
Admiral Group                                           368,180             5,869,759
Friends Provident                                     1,875,524             4,601,954
Prudential                                            1,004,776            13,263,421
Royal & SunAlliance Insurance Group                   3,310,990             8,456,535
                                                                      ---------------
Total                                                                      32,191,669
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
Lonmin                                                  117,361             7,133,723
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.5%)
BG Group                                              1,526,417            35,361,183
Tullow Oil                                              741,267             9,705,054
                                                                      ---------------
Total                                                                      45,066,237
-------------------------------------------------------------------------------------


TOBACCO (2.7%)
British American Tobacco                                369,076            13,859,322
Imperial Tobacco Group                                  302,776            13,939,288
                                                                      ---------------
Total                                                                      27,798,610
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.7%)
Vodafone Group                                        9,260,195            27,519,030
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $908,795,148)                                                   $1,003,018,856
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
HONG KONG
China Overseas Land & Investment
 Warrants                                               550,104(b,g)         $204,991
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $204,991
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.6%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     26,743,153(h)        $26,743,153
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $26,743,153)                                                       $26,743,153
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $935,538,301)(i)                                                $1,029,967,000
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $7,232,578 or 0.7% of net assets.

(e)  At March 31, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.6% of net assets. The Fund's cash equivalent position is 1.0% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Orascom Construction Inds GDR*       11-01-07 thru 12-14-07      $9,144,268
China Overseas Land & Investment
  Warrants                                 08-14-2007                    --


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $935,538,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $164,032,000
Unrealized depreciation                                                     (69,603,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $94,429,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
110 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Threadneedle VP - International Opportunity Fund
(formerly RiverSource VP - International Opportunity Fund)

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                ------------------------------------------------------------------
                                                     LEVEL 1           LEVEL 2
                                                  QUOTED PRICES         OTHER          LEVEL 3
                                                    IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                          $79,207,455      $950,759,545         $--        $1,029,967,000



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
111 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND


                                AT MARCH 31, 2008





MARCH 31, 2008 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN SECURITIES





COMMON STOCKS (98.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.2%)
Boeing                                                  75,805             $5,637,617
DRS Technologies                                         1,813                105,662
General Dynamics                                         3,580                298,465
Goodrich                                                13,222                760,397
Honeywell Intl                                          37,331              2,106,215
L-3 Communications Holdings                              8,505                929,937
Lockheed Martin                                         12,795              1,270,544
Northrop Grumman                                         1,372                106,755
Spirit Aerosystems Holdings Cl A                        12,921(b)             286,588
United Technologies                                     21,681              1,492,086
                                                                      ---------------
Total                                                                      12,994,266
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                               2,515                183,645
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Northwest Airlines                                       6,821(b)              61,321
UAL                                                      4,894                105,368
                                                                      ---------------
Total                                                                         166,689
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   1,982(b)              51,136
Johnson Controls                                         5,581                188,637
                                                                      ---------------
Total                                                                         239,773
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Fiat                                                     4,873(c)             112,909
Ford Motor                                              36,665(b)             209,724
General Motors                                           5,317                101,289
Harley-Davidson                                          2,448                 91,800
                                                                      ---------------
Total                                                                         515,722
-------------------------------------------------------------------------------------


BEVERAGES (2.3%)
Coca-Cola                                               42,250              2,571,758
Hansen Natural                                           3,714(b)             131,104
Molson Coors Brewing Cl B                               41,387              2,175,715
Pepsi Bottling Group                                     1,251                 42,421
PepsiCo                                                 30,746              2,219,861
                                                                      ---------------
Total                                                                       7,140,859
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.3%)
Amgen                                                   58,992(b)           2,464,686
Biogen Idec                                              6,065(b)             374,150
Celgene                                                  1,900(b)             116,451
Genentech                                               44,375(b)           3,602,362
Gilead Sciences                                          8,612(b)             443,776
                                                                      ---------------
Total                                                                       7,001,425
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                   14,000                277,620
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.0%)
Apollo Mgmt LP                                          90,000(b,d,f)       1,237,500
Bank of New York Mellon                                 22,992                959,456
BlackRock                                                  975                199,076
Blackstone Group LP                                      9,361                148,653
Federated Investors Cl B                                 9,566                374,605
Franklin Resources                                       3,329                322,880
Goldman Sachs Group                                      9,242              1,528,534
KKR Private Equity Investors LP Unit                   188,409              2,325,461
Legg Mason                                                 849                 47,527
Lehman Brothers Holdings                                13,013                489,809
Merrill Lynch & Co                                      40,455              1,648,137
Morgan Stanley                                          29,091              1,329,459
Oaktree Capital Group LLC Cl A Unit                     21,570(d,f)           582,390
Och-Ziff Capital Management Group LLC Cl A              30,493                640,353
State Street                                             7,704                608,616
                                                                      ---------------
Total                                                                      12,442,456
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Air Products & Chemicals                                 2,030                186,760
Ashland                                                  2,638                124,777
Dow Chemical                                            31,829              1,172,899
Eastman Chemical                                         3,299                206,023
Ecolab                                                   1,697                 73,701
EI du Pont de Nemours & Co                              19,363                905,414
Hercules                                                 1,090                 19,936
Intl Flavors & Fragrances                                  843                 37,134
Monsanto                                                 5,125                571,438
PPG Inds                                                 1,599                 96,755
Praxair                                                  3,005                253,111
Rohm & Haas                                              1,237                 66,897
Sigma-Aldrich                                            1,279                 76,292
                                                                      ---------------
Total                                                                       3,791,137
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.4%)
BB&T                                                    12,777                409,631
Comerica                                                 4,273                149,897
Huntington Bancshares                                    3,426                 36,830
KeyCorp                                                  5,803                127,376
M&T Bank                                                   731                 58,831
Marshall & Ilsley                                        2,595                 60,204
Natl City                                                5,930                 59,004
PNC Financial Services Group                             6,554                429,746
Regions Financial                                        4,644                 91,719
SunTrust Banks                                             498                 27,460
US Bancorp                                              21,883                708,134
Wachovia                                                39,984              1,079,567
Wells Fargo & Co                                        37,446              1,089,678
Zions Bancorporation                                     1,048                 47,736
                                                                      ---------------
Total                                                                       4,375,813
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                        2,759(b)              29,825
Cintas                                                   1,314                 37,502
Equifax                                                    944                 32,549
Monster Worldwide                                        1,290(b)              31,231
Robert Half Intl                                         1,597                 41,107
Waste Management                                         4,877                163,671
                                                                      ---------------
Total                                                                         335,885
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (4.7%)
Alcatel-Lucent ADR                                       9,533(c)              54,910
Ciena                                                    7,599(b)             234,277
Cisco Systems                                          132,899(b)           3,201,537
Comverse Technology                                     21,885(b)             339,327
Corning                                                  4,191                100,752
Foundry Networks                                        11,126(b)             128,839
JDS Uniphase                                             1,940(b)              25,977
Juniper Networks                                         4,879(b)             121,975
Motorola                                                78,477                729,836
Nokia ADR                                               94,203(c)           2,998,481
Nortel Networks                                         33,527(b,c)           224,296
QUALCOMM                                               145,290              5,956,889
Starent Networks                                        28,701(b)             387,464
Telefonaktiebolaget LM Ericsson ADR                      8,647(c)             169,914
Tellabs                                                  4,094(b)              22,312
                                                                      ---------------
Total                                                                      14,696,786
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE VARIABLE PORTFOLIO CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMPUTERS & PERIPHERALS (3.2%)
Apple                                                   20,910(b)          $3,000,585
Dell                                                    34,961(b)             696,423
EMC                                                     24,468(b)             350,871
Hewlett-Packard                                         68,537              3,129,400
IBM                                                     24,029              2,766,699
SanDisk                                                  3,756(b)              84,773
                                                                      ---------------
Total                                                                      10,028,751
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                    3,866                545,725
KBR                                                     18,570                514,946
                                                                      ---------------
Total                                                                       1,060,671
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                         1,015                 67,396
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
American Express                                        20,958                916,284
Capital One Financial                                   15,349                755,478
Discover Financial Services                              1,933                 31,643
SLM                                                      2,185(b)              33,540
                                                                      ---------------
Total                                                                       1,736,945
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Ball                                                       998                 45,847
Bemis                                                    1,018                 25,888
Pactiv                                                   1,274(b)              33,392
Sealed Air                                               1,574                 39,744
Temple-Inland                                            2,662                 33,861
                                                                      ---------------
Total                                                                         178,732
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                            1,656                 66,604
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                        1,385(b)              59,832
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.7%)
Bank of America                                        134,249              5,089,379
CIT Group                                                1,838                 21,780
Citigroup                                               94,922              2,033,229
CME Group                                                  518                242,994
Consumer Discretionary Select Sector SPDR
 Fund                                                    3,198                 98,243
IntercontinentalExchange                                 1,685(b)             219,893
JPMorgan Chase & Co                                     73,919              3,174,821
Leucadia Natl                                            1,604                 72,533
Liberty Media -- Capital Series A                       11,628(b,e)           183,025
Materials Select Sector SPDR Fund                        2,903                116,614
NYMEX Holdings                                             991                 89,814
NYSE Euronext                                            2,472                152,547
                                                                      ---------------
Total                                                                      11,494,872
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (5.8%)
AT&T                                                   214,532              8,216,575
Cbeyond                                                  4,222(b)              79,331
Citizens Communications                                 12,275                128,765
Deutsche Telekom                                       133,266(c)           2,224,558
Deutsche Telekom ADR                                    16,276(c)             269,856
Global Crossing                                         26,041(b,c)           394,782
Qwest Communications Intl                              116,733                528,800
Telefonica                                              55,926(c)           1,606,816
Telefonica ADR                                           5,949(c)             514,648
Telenor                                                 21,794(b,c)           417,223
Time Warner Telecom Cl A                                 8,055(b)             124,772
Verizon Communications                                  88,210              3,215,255
Windstream                                              11,899                142,193
                                                                      ---------------
Total                                                                      17,863,574
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.7%)
Allegheny Energy                                         1,618                 81,709
American Electric Power                                  3,751                156,154
Duke Energy                                             11,840                211,344
Edison Intl                                              3,061                150,050
Entergy                                                  9,075                989,901
Exelon                                                  16,400              1,332,829
FirstEnergy                                              2,864                196,528
FPL Group                                                7,196                451,477
Pepco Holdings                                           1,895                 46,844
Pinnacle West Capital                                    3,852                135,128
PPL                                                      7,919                363,640
Progress Energy                                          2,523                105,209
Southern                                                32,067              1,141,906
                                                                      ---------------
Total                                                                       5,362,719
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric                                        29,943              1,540,867
Suntech Power Holdings ADR                               9,320(b,c)           378,019
                                                                      ---------------
Total                                                                       1,918,886
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                                     1,268(b)              37,824
Amphenol Cl A                                            2,877                107,168
Tyco Electronics                                        10,049                344,882
                                                                      ---------------
Total                                                                         489,874
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.1%)
Baker Hughes                                             1,505                103,093
Halliburton                                             14,337                563,874
Natl Oilwell Varco                                       8,586(b)             501,251
Pride Intl                                              18,790(b)             656,711
Schlumberger                                             8,612                749,243
Transocean                                               5,423(b)             733,189
Weatherford Intl                                         3,244(b)             235,093
                                                                      ---------------
Total                                                                       3,542,454
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.5%)
Costco Wholesale                                         4,153                269,820
CVS Caremark                                            22,004                891,382
Kroger                                                   6,515                165,481
Safeway                                                  9,343                274,217
SUPERVALU                                                1,912                 57,322
SYSCO                                                    5,686                165,008
Walgreen                                                12,822                488,390
Wal-Mart Stores                                         40,637              2,140,757
Whole Foods Market                                       1,345                 44,345
                                                                      ---------------
Total                                                                       4,496,722
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland                                   6,007                247,248
General Mills                                            6,597                395,028
Kellogg                                                  8,404                441,714
Kraft Foods Cl A                                        29,702                921,060
Tyson Foods Cl A                                         2,404                 38,344
                                                                      ---------------
Total                                                                       2,043,394
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                      481                 16,118
ONEOK                                                    6,478                289,113
Questar                                                  1,682                 95,134
                                                                      ---------------
Total                                                                         400,365
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Boston Scientific                                      315,261(b)           4,057,409
China Medical Technologies ADR                           7,009(c)             288,000
Covidien                                                 3,576                158,238
Medtronic                                               17,181                831,045
St. Jude Medical                                         2,047(b)              88,410
Stryker                                                  1,606                104,470
                                                                      ---------------
Total                                                                       5,527,572
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna                                                   13,937                586,608
AmerisourceBergen                                        1,499                 61,429
Cardinal Health                                         19,442              1,020,899
CIGNA                                                   10,036                407,161
Coventry Health Care                                     1,503(b)              60,646
Express Scripts                                          2,513(b)             161,636
Humana                                                   1,643(b)              73,705
Laboratory Corp of America Holdings                      1,131(b)              83,332
McKesson                                                25,182              1,318,782
Medco Health Solutions                                   4,772(b)             208,966
Patterson Companies                                      1,364(b)              49,513
Quest Diagnostics                                        1,523                 68,946
Tenet Healthcare                                         4,452(b)              25,198
UnitedHealth Group                                      34,175              1,174,253
WellPoint                                                7,446(b)             328,592
                                                                      ---------------
Total                                                                       5,629,666
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               1,900                 39,919
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.6%)
Darden Restaurants                                       6,336                206,237
Intl Game Technology                                    12,971                521,564
Marriott Intl Cl A                                       9,495                326,248
McDonald's                                              11,047                616,091
Pinnacle Entertainment                                   5,898(b)              75,494
Starbucks                                                6,561(b)             114,818
Vail Resorts                                               609(b)              29,409
Yum! Brands                                              1,272                 47,331
                                                                      ---------------
Total                                                                       1,937,192
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.6%)
Black & Decker                                             640                 42,304
Centex                                                  17,835                431,785
DR Horton                                               29,573                465,775
Harman Intl Inds                                        52,472              2,284,630
Hovnanian Enterprises Cl A                              21,126(b)             223,936
KB Home                                                 20,369                503,725
Leggett & Platt                                          1,702                 25,956
Lennar Cl A                                             13,484                253,634
Meritage Homes                                           3,681(b)              71,117
Newell Rubbermaid                                        7,877                180,147
NVR                                                        171(b)             102,173
Snap-On                                                    564                 28,679
Standard-Pacific                                        18,401                 89,429


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE VARIABLE PORTFOLIO CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Stanley Works                                              800                $38,096
Whirlpool                                                  733                 63,610
                                                                      ---------------
Total                                                                       4,804,996
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.4%)
Colgate-Palmolive                                       20,996              1,635,798
Procter & Gamble                                        36,705              2,571,920
                                                                      ---------------
Total                                                                       4,207,718
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                      6,282(b)             104,721
Constellation Energy Group                               1,696                149,706
Dynegy Cl A                                              4,656(b)              36,736
                                                                      ---------------
Total                                                                         291,163
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                       2,478                196,134
General Electric                                       131,980              4,884,580
Tyco Intl                                                9,624(c)             423,937
                                                                      ---------------
Total                                                                       5,504,651
-------------------------------------------------------------------------------------


INSURANCE (3.9%)
ACE                                                     28,758(c)           1,583,415
AFLAC                                                   27,954              1,815,612
Allstate                                                 1,705                 81,942
American Intl Group                                     71,426              3,089,175
Aon                                                        760                 30,552
Arch Capital Group                                       2,657(b,c)           182,456
Assurant                                                 1,153                 70,172
Assured Guaranty                                         9,258(c)             219,785
Chubb                                                   10,015                495,542
Endurance Specialty Holdings                             4,173(c)             152,732
Hartford Financial Services Group                       18,219              1,380,454
MetLife                                                  9,842                593,079
Principal Financial Group                                  958                 53,380
Prudential Financial                                    26,531              2,076,051
Validus Holdings                                         5,442(c)             127,506
XL Capital Cl A                                          4,257(c)             125,794
                                                                      ---------------
Total                                                                      12,077,647
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                               1,348(b)              96,113
Expedia                                                  1,991(b)              43,583
IAC/InterActiveCorp                                      1,862(b)              38,655
                                                                      ---------------
Total                                                                         178,351
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.9%)
Akamai Technologies                                      1,537(b)              43,282
eBay                                                    12,520(b)             373,597
Google Cl A                                              4,199(b)           1,849,533
VeriSign                                                 2,062(b)              68,541
Yahoo!                                                  14,628(b)             423,188
                                                                      ---------------
Total                                                                       2,758,141
-------------------------------------------------------------------------------------


IT SERVICES (1.1%)
Accenture Cl A                                             634(c)              22,298
Affiliated Computer Services Cl A                        6,850(b)             343,254
Automatic Data Processing                               10,502                445,180
Cognizant Technology Solutions Cl A                      4,322(b)             124,603
Convergys                                                1,328(b)              20,000
Electronic Data Systems                                 11,910                198,302
Fidelity Natl Information Services                       1,788                 68,194
Fiserv                                                   2,438(b)             117,243
HCL Technologies                                        21,319(c)             135,514
MasterCard Cl A                                          3,817                851,152
Paychex                                                  1,135                 38,885
Satyam Computer Services ADR                             1,666(c)              37,635
Unisys                                                   2,974(b)              13,175
Visa Cl A                                               12,213(b)             761,603
Western Union                                            6,667                141,807
                                                                      ---------------
Total                                                                       3,318,845
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                                  915                 14,613
Eastman Kodak                                            2,696                 47,638
Hasbro                                                   1,382                 38,558
Mattel                                                   3,447                 68,595
                                                                      ---------------
Total                                                                         169,404
-------------------------------------------------------------------------------------


MACHINERY (1.4%)
Caterpillar                                             14,298              1,119,390
Deere & Co                                              13,873              1,115,944
Flowserve                                               11,693              1,220,516
Ingersoll-Rand Cl A                                      2,499(c)             111,405
Navistar Intl                                              588(b)              35,339
Parker Hannifin                                         11,539                799,307
                                                                      ---------------
Total                                                                       4,401,901
-------------------------------------------------------------------------------------


MEDIA (7.4%)
CBS Cl B                                                 6,435                142,085
Clear Channel Communications                             6,318                184,612
Comcast Cl A                                            94,661              1,830,744
Comcast Special Cl A                                    12,531(b)             237,713
DIRECTV Group                                           12,856(b)             318,700
DISH Network Cl A                                        3,219(b)              92,482
EW Scripps Cl A                                            819                 34,406
Gannett                                                  1,632                 47,410
Interpublic Group of Companies                           4,430(b)              37,256
Liberty Entertainment Series A                          30,527(b,e)           691,131
McGraw-Hill Companies                                    2,374                 87,719
Meredith                                                   270                 10,328
New York Times Cl A                                      1,008                 19,031
News Corp Cl A                                         111,440              2,089,500
Omnicom Group                                            1,478                 65,298
Sirius Satellite Radio                                  51,837(b)             148,254
Time Warner                                            170,799              2,394,602
Time Warner Cable Cl A                                   7,957(b)             198,766
Viacom Cl B                                             14,450(b)             572,509
Virgin Media                                           656,507(f,g)         9,237,052
Vivendi                                                 15,545(c)             608,041
Walt Disney                                             33,366              1,047,025
Washington Post Cl B                                        41                 27,122
WorldSpace Cl A                                         16,896(b)              28,216
XM Satellite Radio Holdings Cl A                       253,159(b)           2,941,707
                                                                      ---------------
Total                                                                      23,091,709
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
Alcoa                                                   20,676                745,577
Allegheny Technologies                                     960                 68,506
Coeur d'Alene Mines                                    225,178(b)             909,719
Freeport-McMoRan Copper & Gold                           3,586                345,045
Lihir Gold                                             435,277(b,c)         1,389,091
Newmont Mining                                           9,418                426,635
Nucor                                                    2,705                183,237
Titanium Metals                                            678                 10,204
                                                                      ---------------
Total                                                                       4,078,014
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
JC Penney                                               16,171                609,809
Kohl's                                                   5,316(b)             228,003
Macy's                                                   4,919                113,432
Nordstrom                                                1,780                 58,028
Saks                                                       651(b)               8,118
Target                                                   5,300                268,604
                                                                      ---------------
Total                                                                       1,285,994
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.6%)
Ameren                                                   2,023                 89,093
CenterPoint Energy                                       3,018                 43,067
CMS Energy                                               2,188                 29,626
Consolidated Edison                                      2,546                101,076
Dominion Resources                                      16,795                685,908
DTE Energy                                               1,663                 64,674
Integrys Energy Group                                      800                 37,312
NiSource                                                 2,672                 46,065
PG&E                                                     3,320                122,242
Public Service Enterprise Group                          4,778                192,028
Sempra Energy                                            2,549                135,811
TECO Energy                                              2,052                 32,729
Xcel Energy                                             21,237                423,678
                                                                      ---------------
Total                                                                       2,003,309
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (--%)
Xerox                                                    6,166                 92,305
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (9.0%)
Anadarko Petroleum                                       4,724                297,754
Apache                                                     864                104,388
BP ADR                                                  12,297(c)             745,813
Chesapeake Energy                                        3,935                181,600
Chevron                                                 59,819              5,106,149
ConocoPhillips                                          30,751              2,343,534
CONSOL Energy                                            1,800                124,542
Devon Energy                                             7,697                803,028
El Paso                                                  6,415                106,746
EOG Resources                                            1,132                135,840
Exxon Mobil                                            149,852             12,674,481
Marathon Oil                                             9,781                446,014
Occidental Petroleum                                     8,150                596,336
Patriot Coal                                               251(b)              11,789
Peabody Energy                                           2,516                128,316
Range Resources                                            165                 10,469
Royal Dutch Shell ADR                                    3,359(c)             231,704
Ship Finance Intl                                        7,852(c)             206,351
Spectra Energy                                           5,814                132,269
Sunoco                                                   4,539                238,161
Tesoro                                                   1,225                 36,750
Total                                                   24,923(c)           1,846,336
Valero Energy                                           24,557              1,205,994


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE VARIABLE PORTFOLIO CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Williams Companies                                       5,557               $183,270
XTO Energy                                               4,102                253,750
                                                                      ---------------
Total                                                                      28,151,384
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                              16,441                447,195
MeadWestvaco                                             1,787                 48,642
Weyerhaeuser                                             6,800                442,272
                                                                      ---------------
Total                                                                         938,109
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.7%)
Avon Products                                           93,845              3,710,631
Herbalife                                               30,344(c)           1,441,340
                                                                      ---------------
Total                                                                       5,151,971
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.7%)
Bristol-Myers Squibb                                   225,151              4,795,716
Eli Lilly & Co                                          19,397              1,000,691
Johnson & Johnson                                       21,676              1,406,122
Merck & Co                                             103,537              3,929,229
Pfizer                                                 320,577              6,709,677
Roche Holding                                              656(c)             123,645
Schering-Plough                                         72,776              1,048,702
Teva Pharmaceutical Inds ADR                             8,394(c)             387,719
Wyeth                                                   40,298              1,682,844
                                                                      ---------------
Total                                                                      21,084,345
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                                7,041                107,868
Apartment Investment & Management Cl A                   5,414                193,875
AvalonBay Communities                                      376                 36,292
Boston Properties                                          795                 73,196
Developers Diversified Realty                              487                 20,396
Host Hotels & Resorts                                    2,923                 46,534
Kimco Realty                                             1,003                 39,288
MFA Mtge Investments                                    30,151                189,951
Plum Creek Timber                                        1,608                 65,446
ProLogis                                                 2,204                129,727
Public Storage                                             928                 82,239
Simon Property Group                                     1,554                144,382
Vornado Realty Trust                                       971                 83,710
                                                                      ---------------
Total                                                                       1,212,904
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                                947(b)              20,493
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
CSX                                                      2,340                131,204
Hertz Global Holdings                                  124,455(b)           1,500,927
Norfolk Southern                                         3,486                189,360
                                                                      ---------------
Total                                                                       1,821,491
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Analog Devices                                           9,795                289,148
Applied Materials                                        6,577                128,317
Atmel                                                   45,909(b)             159,763
Cypress Semiconductor                                    9,954(b)             235,014
Himax Technologies ADR                                  73,113(c)             354,598
Infineon Technologies                                   64,927(b,c)           456,717
Intel                                                  145,927              3,090,735
Intersil Cl A                                            1,344                 34,500
KLA-Tencor                                               1,066                 39,549
LDK Solar ADR                                            1,756(b,c)            47,412
LSI                                                     32,028(b)             158,539
MEMC Electronic Materials                                1,476(b)             104,648
Microchip Technology                                     1,664                 54,463
Micron Technology                                       52,089(b)             310,971
Natl Semiconductor                                       1,231                 22,552
NVIDIA                                                   4,836(b)              95,704
ON Semiconductor                                        23,340(b)             132,571
PMC-Sierra                                              24,024(b)             136,937
Spansion Cl A                                          246,799(b)             678,697
Texas Instruments                                       50,211              1,419,466
Xilinx                                                   1,407                 33,416
                                                                      ---------------
Total                                                                       7,983,717
-------------------------------------------------------------------------------------


SOFTWARE (3.2%)
ACI Worldwide                                            2,150(b)              42,828
Adobe Systems                                            5,356(b)             190,620
Autodesk                                                 2,148(b)              67,619
BEA Systems                                             11,926(b)             228,383
BMC Software                                             1,822(b)              59,251
CA                                                       3,645                 82,013
Citrix Systems                                           1,770(b)              51,914
Compuware                                                2,672(b)              19,612
Electronic Arts                                          2,940(b)             146,765
Intuit                                                   3,106(b)              83,893
Microsoft                                              223,569              6,344,889
Nintendo ADR                                            21,755(c)           1,404,290
Novell                                                   3,262(b)              20,518
Oracle                                                  48,130(b)             941,423
Quest Software                                           4,588(b)              59,965
Symantec                                                 8,094(b)             134,522
Synchronoss Technologies                                 1,981(b)              39,679
                                                                      ---------------
Total                                                                       9,918,184
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.1%)
Abercrombie & Fitch Cl A                                 4,056                296,656
AutoNation                                               1,296(b)              19,401
AutoZone                                                   446(b)              50,768
Bed Bath & Beyond                                        2,509(b)              74,016
Best Buy                                                 3,376                139,969
Gap                                                     11,972                235,609
Home Depot                                              25,921                725,010
Limited Brands                                           5,128                 87,689
Lowe's Companies                                        35,798                821,205
Office Depot                                             4,438(b)              49,040
OfficeMax                                                  734                 14,049
Penske Automotive Group                                  3,247                 63,187
RadioShack                                               1,294                 21,028
Sherwin-Williams                                         1,058                 54,000
Staples                                                  6,708                148,314
Tiffany & Co                                             1,288                 53,890
TJX Companies                                           12,634                417,806
                                                                      ---------------
Total                                                                       3,271,637
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                        801                 10,749
Liz Claiborne                                              996                 18,077
Nike Cl B                                                3,633                247,045
Polo Ralph Lauren                                          744                 43,368
VF                                                       1,283                 99,445
                                                                      ---------------
Total                                                                         418,684
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.1%)
Countrywide Financial                                  159,770                878,735
Downey Financial                                         1,430                 26,283
Fannie Mae                                              25,369                667,712
Freddie Mac                                             52,970              1,341,200
Hudson City Bancorp                                      9,310                164,601
New York Community Bancorp                              13,851                252,365
Washington Federal                                       2,034                 46,457
                                                                      ---------------
Total                                                                       3,377,353
-------------------------------------------------------------------------------------


TOBACCO (1.8%)
Altria Group                                            79,823              1,772,071
Philip Morris Intl                                      68,675(b)           3,473,581
UST                                                      4,154                226,476
                                                                      ---------------
Total                                                                       5,472,128
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                                      5,530(b)             216,831
Leap Wireless Intl                                       2,333(b)             108,718
Millicom Intl Cellular                                   3,029(b,c)           286,392
MTN Group                                                7,030(c)             106,956
Orascom Telecom Holding GDR                              3,041(c)             206,788
Sprint Nextel                                           95,190                636,821
Turkcell ADR                                             6,590(c)             137,665
Vodafone Group                                       1,651,577(c)           4,908,082
Vodafone Group ADR                                      51,281(c)           1,513,302
                                                                      ---------------
Total                                                                       8,121,555
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $316,882,180)                                                     $303,316,319
-------------------------------------------------------------------------------------





OPTIONS PURCHASED (0.3%)
                                        EXERCISE  EXPIRATION
ISSUER                       CONTRACTS    PRICE      DATE     VALUE(a)
CALLS
Hong Kong Dollar                 8,534     $0.06  March 2009   $50,120
Virgin Media                       659     17.50   June 2008    46,130
----------------------------------------------------------------------


PUTS
Energy Select Sector SPDR          377     75.00  April 2008   108,010
Goldman Sachs Group             13,785    446.25   Aug. 2008   312,499
Oil Service Holders Trust          331    165.00  April 2008    69,676
S&P 500 Index                       94  1,300.00  April 2008   191,290
----------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $1,138,987)                                            $777,725
----------------------------------------------------------------------





MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     6,046,270(h)          $6,046,270
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,046,270)                                                         $6,046,270
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $324,067,437)(i)                                                  $310,140,314
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE VARIABLE PORTFOLIO CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT MARCH 31, 2008

                                                   NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                             PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(A)
----------------------------------------------------------------------------------------------------------------------
Virgin Media                          Call            479          $22.50        $42,922       June 2008       $8,383


TOTAL RETURN SWAPS OUTSTANDING AT MARCH 31, 2008


                                                                                                              NOTIONAL
                                                                                              EXPIRATION     PRINCIPAL
COUNTERPARTY                               FUND RECEIVES                  FUND PAYS              DATE          AMOUNT
----------------------------------------------------------------------------------------------------------------------
Bear Stearns International Ltd.   Total return on a custom basket    Floating rate based    Oct. 20, 2008     $525,777
                                  of securities in the S&P           on 1-month
                                  Goldman Sachs Technology           LIBOR plus 0.25%
                                  Industry Semiconductor Index
                                   UNREALIZED
COUNTERPARTY                      APPRECIATION
----------------------------------------------
Bear Stearns International Ltd.      $21,159


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008



                                                CURRENCY TO             CURRENCY TO         UNREALIZED        UNREALIZED
EXCHANGE DATE                                  BE DELIVERED             BE RECEIVED        APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
April 2, 2008                                            241,977            1,235,656            $642               $--
                                                     U.S. Dollar      Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
April 3, 2008                                            173,809              883,521              --              (332)
                                                     U.S. Dollar      Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
April 10, 2008                                           896,000            1,795,862          18,997                --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 14, 2008                                         1,258,000            2,521,032          26,970                --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 14, 2008                                           222,000              445,254           5,126                --
                                                   British Pound          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 17, 2008                                         1,267,000            1,185,456          29,572                --
                                               Australian Dollar          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 28, 2008                                         1,973,000            3,101,556              --           (10,309)
                                          European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
April 30, 2008                                         2,472,000            3,885,342              --           (13,279)
                                          European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                         $81,307          $(23,920)
-------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 9.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $1,819,890 or 0.6% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at March 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 03-07-08      $2,042,560
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 03-14-08         794,843
Virgin Media                         02-15-06 thru 03-17-08      14,107,891


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) At March 31, 2008, securities valued at $673,953 were held to cover open call options written.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
5 RIVERSOURCE VARIABLE PORTFOLIO CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

(i) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $324,067,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $24,911,000
Unrealized depreciation                                                      (38,838,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(13,927,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $291,888,240      $18,252,074         $--        $310,140,314
Other financial instruments*                             65,770           21,159          --              86,929

----------------------------------------------------------------------------------------------------------------
Total                                              $291,954,010      $18,273,233         $--        $310,227,243
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
6 RIVERSOURCE VARIABLE PORTFOLIO CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Variable Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 30, 2008